UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza 4th Floor

                             Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: April 1, 2016 to June 30, 2016

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

COMMON STOCKS - 96.7%	SHARES	VALUE (Note 4)
Consumer Discretionary - 13.7%
Amazon.com, Inc. †	19,221	$13,754,932
AutoZone, Inc. †	4,989	3,960,468
Bed Bath & Beyond, Inc. †	10,182	440,066
Best Buy Co., Inc.	270,078	8,264,387
Brinker International, Inc.	27,941	1,272,154
Brunswick Corp.	21,575	977,779
Cable One, Inc.	1,857	949,688
Carnival Corp.	217,430	9,610,406
Carter’s, Inc.	21,255	2,263,020
Charter Communications, Inc., Class A †	8,998	2,057,303
Comcast Corp., Class A	65,695	4,282,657
Darden Restaurants, Inc.	95,959	6,078,043
Dick’s Sporting Goods, Inc.	4,700	211,782
Dillard’s, Inc., Class A	6,300	381,780
Dollar General Corp.	25,254	2,373,876
DR Horton, Inc.	302,820	9,532,774
Expedia, Inc.	13,992	1,487,350
Foot Locker, Inc.	103,835	5,696,388
Ford Motor Co.	48,415	608,576
GameStop Corp., Class A	124,120	3,299,110
Gannett Co., Inc.	27,500	379,775
General Motors Co.	156,215	4,420,884
Goodyear Tire & Rubber Co. (The)	156,444	4,014,353
Graham Holdings Co., Class B	600	293,724
Hasbro, Inc.	50,370	4,230,576
Home Depot, Inc. (The)	137,295	17,531,199
Interpublic Group of Cos., Inc. (The)	49,394	1,141,001
John Wiley & Sons, Inc., Class A	10,655	555,978
Lear Corp.	64,141	6,526,988
LKQ Corp. †	30,523	967,579
Lowe’s Cos., Inc.	80,987	6,411,741
Mattel, Inc.	19,200	600,768
McDonald’s Corp.	24,906	2,997,188
Michael Kors Holdings Ltd. (United Kingdom) †	168,110	8,318,083
Michaels Cos., Inc. (The) †	61,332	1,744,282
Mohawk Industries, Inc. †	1,000	189,760
Murphy USA, Inc. †	18,958	1,405,925
NIKE, Inc., Class B	169,640	9,364,128
NVR, Inc. †	1,721	3,063,965
O’Reilly Automotive, Inc. †	21,340	5,785,274
Priceline Group, Inc. (The) †	2,681	3,346,987
Ross Stores, Inc.	53,933	3,057,462
Royal Caribbean Cruises Ltd.	65,275	4,383,216
Scripps Networks Interactive, Inc., Class A	16,101	1,002,609
Skechers U.S.A., Inc., Class A †	137,966	4,100,349
Target Corp.	61,090	4,265,304
TEGNA, Inc.	65,743	1,523,265
Thor Industries, Inc.	15,255	987,609
TJX Cos., Inc. (The)	34,706	2,680,344
TopBuild Corp. †	7,900	285,980
Ulta Salon Cosmetics & Fragrance, Inc. †	2,045	498,244
Urban Outfitters, Inc. †	56,192	1,545,280
Viacom, Inc., Class B	15,014	622,631
Whirlpool Corp.	9,651	1,608,243
Wyndham Worldwide Corp.	12,973	924,067

		188,277,300

	SHARES	VALUE (Note 4)
Consumer Staples - 11.8%
Altria Group, Inc.	127,125	$8,766,540
Archer-Daniels-Midland Co.	21,072	903,778
Campbell Soup Co.	28,547	1,899,232
Clorox Co. (The)	19,468	2,694,177
Coca-Cola Co. (The)	99,422	4,506,799
Coca-Cola European Partners plc (United Kingdom)	19,215	685,783
ConAgra Foods, Inc.	41,922	2,004,291
Constellation Brands, Inc., Class A	63,133	10,442,198
Costco Wholesale Corp.	2,910	456,987
Coty, Inc., Class A	20,408	530,404
CVS Health Corp.	17,239	1,650,462
Dr Pepper Snapple Group, Inc.	55,834	5,395,240
Estee Lauder Cos., Inc. (The), Class A	5,839	531,466
Flowers Foods, Inc.	36,800	690,000
Hormel Foods Corp.	199,844	7,314,290
Ingredion, Inc.	90,215	11,674,723
Kraft Heinz Co. (The)	38,482	3,404,887
Kroger Co. (The)	187,051	6,881,606
Molson Coors Brewing Co., Class B	13,280	1,343,006
Mondelez International, Inc., Class A	82,538	3,756,304
Nu Skin Enterprises, Inc., Class A	60,100	2,776,019
PepsiCo, Inc.	10,662	1,129,532
Philip Morris International, Inc.	100,862	10,259,683
Pilgrim’s Pride Corp.	183,889	4,685,492
Procter & Gamble Co. (The)	198,631	16,818,087
Reynolds American, Inc.	53,626	2,892,050
Spectrum Brands Holdings, Inc.	3,700	441,447
Tyson Foods, Inc., Class A	342,562	22,879,716
Walgreens Boots Alliance, Inc.	84,885	7,068,374
Wal-Mart Stores, Inc.	245,128	17,899,247

		162,381,820

Energy - 4.4%
Antero Resources Corp. †	263,291	6,840,300
Diamond Offshore Drilling, Inc.	160,601	3,907,422
Dril-Quip, Inc. †	3,046	177,978
Exxon Mobil Corp.	72,621	6,807,493
Frank’s International NV (Netherlands)	19,942	291,353
HollyFrontier Corp.	128,848	3,062,717
Marathon Petroleum Corp.	27,581	1,046,975
Memorial Resource Development Corp. †	31,747	504,142
Noble Corp. plc (United Kingdom)	639,654	5,270,749
PBF Energy, Inc., Class A	112,288	2,670,209
Phillips 66	24,462	1,940,815
Pioneer Natural Resources Co.	10,426	1,576,515
QEP Resources, Inc.	25,740	453,796
Rowan Cos. plc, Class A	442,064	7,806,850
Tesoro Corp.	102,120	7,650,830
Transocean Ltd. (Switzerland)	153,500	1,825,115
Valero Energy Corp.	178,198	9,088,098

		60,921,357

Financials - 18.3%
Aflac, Inc.	34,070	2,458,491
Alleghany Corp. †	3,114	1,711,392
Allstate Corp. (The)	56,332	3,940,423
American Financial Group, Inc.	45,338	3,351,838
American Tower Corp. REIT	27,896	3,169,265

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 18.3% (continued)
AmTrust Financial Services, Inc.	104,901	$2,570,074
Annaly Capital Management, Inc. REIT	61,602	681,934
Arch Capital Group Ltd. †	10,700	770,400
Aspen Insurance Holdings Ltd.	10,854	503,409
Assurant, Inc.	7,650	660,271
Assured Guaranty Ltd.	186,744	4,737,695
AvalonBay Communities, Inc. REIT	10,236	1,846,472
Axis Capital Holdings Ltd.	11,500	632,500
Bank of America Corp.	457,426	6,070,043
Bank of New York Mellon Corp. (The)	105,001	4,079,289
Berkshire Hathaway, Inc., Class B †	120,877	17,501,781
Boston Properties, Inc. REIT	6,303	831,366
Capital One Financial Corp.	92,438	5,870,737
CBRE Group, Inc., Class A †	18,438	488,238
Chubb Ltd. (Switzerland)	34,857	4,556,158
Cincinnati Financial Corp.	21,959	1,644,510
Citigroup, Inc.	206,752	8,764,217
CNA Financial Corp.	18,096	568,576
Commerce Bancshares, Inc.	27,924	1,337,560
Crown Castle International Corp. REIT	20,620	2,091,487
Digital Realty Trust, Inc. REIT	3,200	348,768
Discover Financial Services	34,207	1,833,153
Equinix, Inc. REIT	6,519	2,527,612
Equity Residential REIT	39,294	2,706,571
Essex Property Trust, Inc. REIT	2,826	644,582
Everest Re Group Ltd.	38,880	7,102,210
Extra Space Storage, Inc. REIT	21,357	1,976,377
FactSet Research Systems, Inc.	9,436	1,523,159
Federated Investors, Inc., Class B	7,066	203,359
Fifth Third Bancorp	185,485	3,262,681
General Growth Properties, Inc. REIT	53,013	1,580,848
Hanover Insurance Group, Inc. (The)	29,543	2,499,929
Hartford Financial Services Group, Inc. (The)	63,710	2,827,450
HCP, Inc. REIT	45,628	1,614,319
Host Hotels & Resorts, Inc. REIT	97,937	1,587,559
Intercontinental Exchange, Inc.	2,548	652,186
Jones Lang LaSalle, Inc.	2,862	278,902
JPMorgan Chase & Co.	424,364	26,369,979
Kimco Realty Corp. REIT	58,406	1,832,780
Macerich Co. (The) REIT	25,240	2,155,244
Mercury General Corp.	6,000	318,960
Nasdaq, Inc.	75,844	4,904,831
New York Community Bancorp, Inc.	31,509	472,320
Old Republic International Corp.	135,543	2,614,624
PNC Financial Services Group, Inc. (The)	104,850	8,533,742
Popular, Inc.	76,232	2,233,598
ProAssurance Corp.	6,053	324,138
Progressive Corp. (The)	215,753	7,227,726
Prologis, Inc. REIT	38,097	1,868,277
Prudential Financial, Inc.	54,810	3,910,145
Public Storage REIT	21,505	5,496,463
Realty Income Corp. REIT	30,622	2,123,942
Reinsurance Group of America, Inc.	27,690	2,685,653
RenaissanceRe Holdings Ltd.	1,700	199,648
S&P Global, Inc.	17,709	1,899,467
Simon Property Group, Inc. REIT	26,797	5,812,269
State Street Corp.	23,532	1,268,845

	SHARES	VALUE (Note 4)
Financials - 18.3% (continued)
SunTrust Banks, Inc.	107,770	$4,427,192
Synchrony Financial †	47,622	1,203,884
Travelers Cos., Inc. (The)	93,440	11,123,098
Unum Group	55,933	1,778,110
US Bancorp	167,817	6,768,060
Validus Holdings Ltd.	54,722	2,658,942
Ventas, Inc. REIT	31,502	2,293,976
Vornado Realty Trust REIT	6,257	626,451
Wells Fargo & Co.	347,007	16,423,841
Welltower, Inc. REIT	27,691	2,109,223
Weyerhaeuser Co. REIT	75,677	2,252,904
White Mountains Insurance Group Ltd.	200	168,400
WR Berkley Corp.	57,927	3,470,986

		251,565,509

Health Care - 9.4%
Aetna, Inc.	88,244	10,777,240
Akorn, Inc. †	58,015	1,652,557
Amgen, Inc.	19,799	3,012,418
Anthem, Inc.	50,591	6,644,622
Baxter International, Inc.	268,647	12,148,217
Becton Dickinson and Co.	2,745	465,524
Bruker Corp.	110,507	2,512,929
Cardinal Health, Inc.	5,474	427,027
Charles River Laboratories International, Inc. †	53,013	4,370,392
Cigna Corp.	16,682	2,135,129
Community Health Systems, Inc. †	66,600	802,530
Edwards Lifesciences Corp. †	24,359	2,429,323
Gilead Sciences, Inc.	62,315	5,198,317
HCA Holdings, Inc. †	38,297	2,949,252
Humana, Inc.	9,797	1,762,284
Intrexon Corp. †	131,370	3,233,016
Ionis Pharmaceuticals, Inc. †	124,816	2,906,965
Johnson & Johnson	194,675	23,614,077
Mallinckrodt plc †	9,800	595,644
Pfizer, Inc.	319,532	11,250,722
Quest Diagnostics, Inc.	37,656	3,065,575
Quintiles Transnational Holdings, Inc. †	4,921	321,440
Quorum Health Corp. †	400	4,287
ResMed, Inc.	17,826	1,127,138
Shire plc ADR (Ireland)	1	101
St. Jude Medical, Inc.	9,695	756,210
United Therapeutics Corp. †	42,513	4,502,977
UnitedHealth Group, Inc.	91,824	12,965,549
Universal Health Services, Inc., Class B	15,770	2,114,757
VCA, Inc. †	16,160	1,092,578
WellCare Health Plans, Inc. †	34,846	3,738,279

		128,577,076

Industrials - 10.0%
3M Co.	3,948	691,374
A.O. Smith Corp.	34,129	3,007,106
Acuity Brands, Inc.	6,368	1,579,009
AGCO Corp.	25,124	1,184,094
Alaska Air Group, Inc.	28,700	1,672,923
AMERCO	4,850	1,816,567
Boeing Co. (The)	59,986	7,790,382
BWX Technologies, Inc.	130,243	4,658,792

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 10.0% (continued)
Carlisle Cos., Inc.	14,270	$1,508,054
Cintas Corp.	44,955	4,411,434
Cummins, Inc.	4,074	458,081
Danaher Corp.	18,424	1,860,824
Delta Air Lines, Inc.	247,003	8,998,319
Equifax, Inc.	25,803	3,313,105
FedEx Corp.	3,079	467,331
General Dynamics Corp.	23,458	3,266,292
General Electric Co.	268,696	8,458,550
Huntington Ingalls Industries, Inc.	49,299	8,283,711
JetBlue Airways Corp. †	480,466	7,956,517
L-3 Communications Holdings, Inc.	6,530	957,886
Lennox International, Inc.	4,818	687,047
Lockheed Martin Corp.	5,334	1,323,739
Macquarie Infrastructure Corp.	14,016	1,037,885
Manitowoc Co., Inc. (The)	167,354	912,079
ManpowerGroup, Inc.	5,700	366,738
Masco Corp.	160,486	4,965,437
MSC Industrial Direct Co., Inc., Class A	13,849	977,185
Northrop Grumman Corp.	41,577	9,241,736
Oshkosh Corp.	18,439	879,725
Owens Corning	198,134	10,207,864
Pitney Bowes, Inc.	28,027	498,881
Raytheon Co.	30,656	4,167,683
Republic Services, Inc.	13,617	698,688
Rollins, Inc.	10,200	298,554
RR Donnelley & Sons Co.	58,965	997,688
Ryder System, Inc.	12,489	763,577
Snap-on, Inc.	5,901	931,296
Southwest Airlines Co.	34,075	1,336,081
Spirit AeroSystems Holdings, Inc., Class A †	152,197	6,544,471
Stanley Black & Decker, Inc.	41,005	4,560,576
Textron, Inc.	40,006	1,462,619
Toro Co. (The)	5,150	454,230
Trinity Industries, Inc.	150,179	2,788,824
United Continental Holdings, Inc. †	173,754	7,130,864
Waste Management, Inc.	33,664	2,230,913

		137,804,731

Information Technology - 22.2%
Accenture plc, Class A (Ireland)	73,552	8,332,706
Activision Blizzard, Inc.	162,904	6,455,886
Akamai Technologies, Inc. †	12,755	713,387
Alphabet, Inc., Class A †	28,876	20,315,132
Alphabet, Inc., Class C †	19,182	13,275,862
Amdocs Ltd.	72,310	4,173,733
Apple, Inc.	353,973	33,839,819
Arrow Electronics, Inc. †	95,467	5,909,407
Avnet, Inc.	47,533	1,925,562
Booz Allen Hamilton Holding Corp.	47,017	1,393,584
Broadridge Financial Solutions, Inc.	21,449	1,398,475
Brocade Communications Systems, Inc.	599,896	5,507,045
CA, Inc.	61,680	2,024,954
Cadence Design Systems, Inc. †	116,252	2,824,924
CDW Corp.	58,909	2,361,073
Cisco Systems, Inc.	625,577	17,947,804
Citrix Systems, Inc. †	123,591	9,898,403
Cognizant Technology Solutions Corp., Class A †	63,162	3,615,393

	SHARES	VALUE (Note 4)
Information Technology - 22.2% (continued)
Computer Sciences Corp.	58,120	$2,885,658
CoreLogic, Inc. †	10,114	389,187
DST Systems, Inc.	1,700	197,931
eBay, Inc. †	256,156	5,996,612
Electronic Arts, Inc. †	11,018	834,724
EMC Corp.	125,938	3,421,735
Facebook, Inc., Class A †	164,740	18,826,487
First Solar, Inc. †	256,859	12,452,524
Fiserv, Inc. †	36,986	4,021,488
Genpact Ltd. †	57,857	1,552,882
Global Payments, Inc.	47,142	3,364,996
Hewlett Packard Enterprise Co.	118,693	2,168,521
HP, Inc.	101,200	1,270,060
Intel Corp.	565,010	18,532,328
International Business Machines Corp.	43,895	6,662,383
IPG Photonics Corp. †	2,854	228,320
Jabil Circuit, Inc.	107,154	1,979,134
Juniper Networks, Inc.	51,159	1,150,566
Lam Research Corp.	62,246	5,232,399
LinkedIn Corp., Class A †	3,900	738,075
Microsoft Corp.	597,702	30,584,411
Nuance Communications, Inc. †	291,420	4,554,895
NVIDIA Corp.	186,788	8,780,904
Oracle Corp.	13,900	568,927
PayPal Holdings, Inc. †	39,719	1,450,141
Rackspace Hosting, Inc. †	203,138	4,237,459
Synopsys, Inc. †	37,356	2,020,213
Teradyne, Inc.	113,470	2,234,224
Texas Instruments, Inc.	82,518	5,169,753
Total System Services, Inc.	69,140	3,672,025
VeriSign, Inc. †	41,769	3,611,348
VMware, Inc., Class A †	15,114	864,823
Western Union Co. (The)	107,922	2,069,944
Xerox Corp.	227,911	2,162,875

		305,801,101

Materials - 2.3%
Avery Dennison Corp.	35,004	2,616,549
Bemis Co., Inc.	12,692	653,511
Cabot Corp.	16,100	735,126
Dow Chemical Co. (The)	165,568	8,230,385
EI du Pont de Nemours & Co.	59,372	3,847,306
Graphic Packaging Holding Co.	15,000	188,100
Huntsman Corp.	114,198	1,535,963
LyondellBasell Industries NV, Class A	70,646	5,257,475
Monsanto Co.	28,162	2,912,233
Newmont Mining Corp.	17,394	680,453
PPG Industries, Inc.	5,136	534,915
Reliance Steel & Aluminum Co.	24,519	1,885,511
Sherwin-Williams Co. (The)	5,020	1,474,223
Westlake Chemical Corp.	35,636	1,529,497

		32,081,247

Telecommunication Services - 2.4%
AT&T, Inc.	401,544	17,350,716
CenturyLink, Inc.	37,796	1,096,462
Verizon Communications, Inc.	253,948	14,180,456

		32,627,634

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Utilities - 2.2%
Ameren Corp.	48,856	$2,617,705
American Electric Power Co., Inc.	6,806	477,033
Consolidated Edison, Inc.	30,886	2,484,470
Exelon Corp.	146,909	5,341,611
Great Plains Energy, Inc.	25,133	764,043
Pinnacle West Capital Corp.	117,640	9,535,898
Public Service Enterprise Group, Inc.	162,048	7,553,057
SCANA Corp.	12,079	913,897

		29,687,714

TOTAL COMMON STOCKS (cost $1,283,814,545)		1,329,725,489

SHORT-TERM INVESTMENT - 3.2%

Investment Company - 3.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (2)(a) (cost $44,429,271)	44,429,271	44,429,271

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.9% (cost $1,328,243,816)		1,374,154,760

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1% (b)		1,600,124

NET ASSETS - 100.0%		$1,375,754,884

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation\(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
238	GSCO	S&P 500 E-Mini Futures	09/2016	$24,791,801	$24,873,380	$81,579

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$1,247,846	$1,247,846

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

COMMON STOCKS - 96.5%	SHARES	VALUE (Note 4)
Consumer Discretionary - 15.0%
1-800-Flowers.com, Inc., Class A †	62,513	$563,867
Abercrombie & Fitch Co., Class A	51,470	916,681
American Axle & Manufacturing Holdings, Inc. †	281,274	4,072,848
American Eagle Outfitters, Inc. (a)	182,775	2,911,606
American Public Education, Inc. †	13,512	379,687
Ascena Retail Group, Inc. †(a)	76,079	531,792
Bassett Furniture Industries, Inc.	35,192	842,497
Beazer Homes USA, Inc. †	208,493	1,615,821
Big 5 Sporting Goods Corp.	8,900	82,503
Big Lots, Inc.	22,786	1,141,806
Boyd Gaming Corp. †	37,383	687,847
Build-A-Bear Workshop, Inc. †	19,886	266,870
Burlington Stores, Inc. †	3,300	220,143
Caesars Entertainment Corp. †(a)	126,846	975,446
Caleres, Inc.	50,607	1,225,195
Career Education Corp. †	34,113	202,972
Carrols Restaurant Group, Inc. †	49,984	594,810
Cato Corp. (The), Class A	16,268	613,629
Children’s Place, Inc. (The)	8,734	700,292
Citi Trends, Inc.	33,153	514,866
Cooper Tire & Rubber Co.	157,641	4,700,855
Cooper-Standard Holding, Inc. †	62,019	4,898,881
Core-Mark Holding Co., Inc.	17,918	839,638
CSS Industries, Inc.	1,420	38,070
Culp, Inc.	13,156	363,500
Dave & Buster’s Entertainment, Inc. †	5,933	277,605
Deckers Outdoor Corp. †	7,529	433,068
Denny’s Corp. †	29,809	319,851
Diamond Resorts International, Inc. †(a)	18,097	542,186
Dorman Products, Inc. †	12,406	709,623
DreamWorks Animation SKG, Inc., Class A †	29,016	1,185,884
Drew Industries, Inc.	24,793	2,103,438
Eldorado Resorts, Inc. †	113,821	1,729,510
Entravision Communications Corp., Class A	41,197	276,844
Ethan Allen Interiors, Inc. (a)	28,018	925,715
Express, Inc. †	180,457	2,618,431
Fiesta Restaurant Group, Inc. †	9,862	215,090
Flexsteel Industries, Inc.	8,886	352,063
Fossil Group, Inc. †	26,020	742,351
Francesca’s Holdings Corp. †	116,257	1,284,640
Fred’s, Inc., Class A (a)	19,010	306,251
Gannett Co., Inc.	156,499	2,161,251
Genesco, Inc. †	5,232	336,470
Gray Television, Inc. †	117,032	1,269,797
Haverty Furniture Cos., Inc.	12,386	223,320
Helen of Troy Ltd. †	10,456	1,075,295
Hooker Furniture Corp.	24,635	529,406
Isle of Capri Casinos, Inc. †	77,041	1,411,391
JAKKS Pacific, Inc. †(a)	56,075	443,553
K12, Inc. †	46,214	577,213
KB Home (a)	167,832	2,552,725
Kirkland’s, Inc. †	17,586	258,163
La-Z-Boy, Inc.	38,581	1,073,323
LGI Homes, Inc. †(a)	55,066	1,758,808
Libbey, Inc.	15,014	238,572
Lithia Motors, Inc., Class A	19,140	1,360,280

	SHARES	VALUE (Note 4)
Consumer Discretionary - 15.0% (continued)
Marcus Corp. (The)	18,663	$393,789
Marriott Vacations Worldwide Corp.	4,717	323,067
Media General, Inc. †	36,985	635,772
Meredith Corp.	9,309	483,230
Metaldyne Performance Group, Inc.	42,615	585,956
Monarch Casino & Resort, Inc. †	3,023	66,415
Movado Group, Inc.	94,416	2,046,939
Nautilus, Inc. †	75,768	1,351,701
New Media Investment Group, Inc.	57,112	1,032,014
New York Times Co. (The), Class A	69,021	835,154
Nexstar Broadcasting Group, Inc., Class A (a)	19,428	924,384
Nutrisystem, Inc.	27,812	705,312
Office Depot, Inc. †	383,237	1,268,514
Outerwall, Inc. (a)	9,169	385,098
Oxford Industries, Inc.	10,220	578,656
Penn National Gaming, Inc. †	20,609	287,496
Perry Ellis International, Inc. †	16,405	330,069
PetMed Express, Inc. (a)	54,825	1,028,517
Pier 1 Imports, Inc. (a)	101,262	520,487
PNK Entertainment, Inc. †	13,837	153,314
Pool Corp.	5,600	526,568
Reading International, Inc., Class A †	1,600	19,984
Ruth’s Hospitality Group, Inc.	63,424	1,011,613
Select Comfort Corp. †	15,624	334,041
Shoe Carnival, Inc.	25,800	646,548
Sinclair Broadcast Group, Inc., Class A	84,087	2,510,838
Smith & Wesson Holding Corp. †	308,348	8,380,899
Sportsman’s Warehouse Holdings, Inc. †(a)	37,820	304,829
Standard Motor Products, Inc.	15,983	635,804
Stein Mart, Inc.	28,977	223,702
Steven Madden Ltd. †	11,320	386,918
Stoneridge, Inc. †	68,822	1,028,201
Strayer Education, Inc. †	16,625	816,786
Sturm Ruger & Co., Inc.	33,872	2,168,147
Superior Industries International, Inc.	21,655	579,921
Tenneco, Inc. †	45,626	2,126,628
Tile Shop Holdings, Inc. †	61,335	1,219,340
Tilly’s, Inc., Class A †	800	4,632
TopBuild Corp. †	8,931	323,302
Tower International, Inc.	32,442	667,656
Vera Bradley, Inc. †	61,104	865,844
Weight Watchers International, Inc. †	19,858	230,949
William Lyon Homes, Class A †(a)	31,254	503,814
Winnebago Industries, Inc.	35,364	810,543
World Wrestling Entertainment, Inc., Class A (a)	61,737	1,136,578
ZAGG, Inc. †	207,878	1,091,360

		101,685,568

Consumer Staples - 5.8%
Boston Beer Co., Inc. (The), Class A †	1,486	254,151
Cal-Maine Foods, Inc. (a)	80,260	3,557,123
Casey’s General Stores, Inc.	8,500	1,117,835
Central Garden & Pet Co., Class A †	90,618	1,967,317
Coca-Cola Bottling Co. Consolidated	5,276	778,052
Darling Ingredients, Inc. †	85,797	1,278,375
Dean Foods Co.	111,283	2,013,109

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 5.8% (continued)
Fresh Del Monte Produce, Inc.	51,651	$2,811,364
Ingles Markets, Inc., Class A	30,449	1,135,748
John B. Sanfilippo & Son, Inc.	43,244	1,843,492
Lancaster Colony Corp.	7,335	936,019
Medifast, Inc.	14,676	488,271
MGP Ingredients, Inc.	36,437	1,392,986
National Beverage Corp. †	51,574	3,239,363
Natural Health Trends Corp. (a)	86,631	2,442,128
Nutraceutical International Corp. †	2,503	57,944
Omega Protein Corp. †	123,010	2,458,970
Post Holdings, Inc. †	7,900	653,251
Revlon, Inc., Class A †	8,131	261,656
Sanderson Farms, Inc.	22,779	1,973,573
Smart & Final Stores, Inc. †	18,015	268,243
SpartanNash Co.	33,723	1,031,249
SUPERVALU, Inc. †	116,652	550,597
Universal Corp.	14,685	847,912
USANA Health Sciences, Inc. †	34,209	3,811,909
Vector Group Ltd. (a)	33,656	754,568
Village Super Market, Inc., Class A	3,108	89,790
WD-40 Co.	1,766	207,417
Weis Markets, Inc.	13,848	700,016

		38,922,428

Energy - 1.5%
Alon USA Energy, Inc.	10,500	68,040
Ardmore Shipping Corp. (Ireland)	9,000	60,930
Atwood Oceanics, Inc. (a)	389,003	4,870,318
Callon Petroleum Co. †	11,389	127,898
EP Energy Corp., Class A †	22,901	118,627
Gener8 Maritime, Inc. †	55,458	354,931
Hornbeck Offshore Services, Inc. †(a)	6,900	57,546
Jones Energy, Inc., Class A †	36,379	149,882
Matrix Service Co. †	16,949	279,489
McDermott International, Inc. †	106,143	524,346
Natural Gas Services Group, Inc. †	2,400	54,960
Navios Maritime Acquisition Corp. (Monaco)	8,600	13,502
Oasis Petroleum, Inc. †	13,751	128,434
Par Pacific Holdings, Inc. †	8,100	124,254
Parker Drilling Co. †	94,924	217,376
Parsley Energy, Inc., Class A †	2,400	64,944
PDC Energy, Inc. †	3,746	215,807
Renewable Energy Group, Inc. †	58,788	519,098
REX American Resources Corp. †	10,732	642,096
Western Refining, Inc. (a)	82,967	1,711,609

		10,304,087

Financials - 25.9%
1st Source Corp.	12,341	399,725
Acadia Realty Trust REIT	22,872	812,413
Agree Realty Corp. REIT	14,149	682,548
Alexander & Baldwin, Inc.	17,385	628,294
Ambac Financial Group, Inc. †	47,504	781,916
American Assets Trust, Inc. REIT	13,359	566,956
American Equity Investment Life Holding Co.	94,187	1,342,165
Ameris Bancorp	22,957	681,823
AMERISAFE, Inc.	27,740	1,698,243

	SHARES	VALUE (Note 4)
Financials - 25.9% (continued)
Apollo Commercial Real Estate Finance, Inc. REIT (a)	65,268	$1,048,857
Argo Group International Holdings Ltd.	43,448	2,254,941
Atlas Financial Holdings, Inc. †	11,903	204,970
Banc of California, Inc.	62,232	1,126,399
BancorpSouth, Inc.	32,179	730,141
BBCN Bancorp, Inc.	99,592	1,485,913
Berkshire Hills Bancorp, Inc.	26,210	705,573
BGC Partners, Inc., Class A	55,523	483,605
BNC Bancorp	9,435	214,269
Brookline Bancorp, Inc.	72,347	797,987
Capstead Mortgage Corp. REIT	92,328	895,582
Cardinal Financial Corp.	41,044	900,505
Cathay General Bancorp	53,673	1,513,579
CBL & Associates Properties, Inc. REIT	42,899	399,390
CenterState Banks, Inc.	66,057	1,040,398
Central Pacific Financial Corp.	22,778	537,561
Chatham Lodging Trust REIT	7,000	153,860
Chemical Financial Corp. (a)	71,686	2,673,171
Chesapeake Lodging Trust REIT	23,409	544,259
City Holding Co.	15,697	713,743
CNO Financial Group, Inc.	193,597	3,380,204
Colony Capital, Inc., Class A REIT	54,017	829,161
Colony Starwood Homes REIT	17,210	523,528
Community Trust Bancorp, Inc.	7,310	253,365
CoreSite Realty Corp. REIT	13,810	1,224,809
Cousins Properties, Inc. REIT	89,694	932,818
Cowen Group, Inc., Class A †(a)	112,009	331,547
CubeSmart REIT	22,400	691,712
Customers Bancorp, Inc. †	55,779	1,401,726
CyrusOne, Inc. REIT	9,000	500,940
CYS Investments, Inc. REIT	146,400	1,225,368
DCT Industrial Trust, Inc. REIT	11,700	562,068
DiamondRock Hospitality Co. REIT	98,561	890,006
Dime Community Bancshares, Inc.	44,696	760,279
DuPont Fabros Technology, Inc. REIT	30,560	1,452,822
EastGroup Properties, Inc. REIT	8,424	580,582
Education Realty Trust, Inc. REIT	24,382	1,124,985
Employers Holdings, Inc.	85,103	2,469,689
Enstar Group Ltd. †	3,052	494,393
Enterprise Financial Services Corp.	29,209	814,639
EPR Properties REIT	7,100	572,828
Equity One, Inc. REIT	9,800	315,364
FBL Financial Group, Inc., Class A	16,817	1,020,287
Federal Agricultural Mortgage Corp., Class C	11,975	416,969
Federated National Holding Co.	32,395	616,801
FelCor Lodging Trust, Inc. REIT	102,611	639,267
Fidelity Southern Corp.	50,286	787,982
Financial Institutions, Inc.	10,545	274,908
First American Financial Corp.	41,510	1,669,532
First Busey Corp.	14,176	303,225
First Citizens BancShares, Inc., Class A	6,921	1,791,916
First Commonwealth Financial Corp.	49,747	457,672
First Defiance Financial Corp.	15,684	609,323
First Financial Bancorp	73,618	1,431,870
First Financial Corp.	6,919	253,374
First Industrial Realty Trust, Inc. REIT	50,404	1,402,239
First Interstate BancSystem, Inc., Class A	40,329	1,133,245

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 25.9% (continued)
First Merchants Corp.	40,907	$1,019,812
First Midwest Bancorp, Inc.	21,428	376,276
First NBC Bank Holding Co. †	16,457	276,313
FirstMerit Corp.	65,329	1,324,219
Flagstar Bancorp, Inc. †	61,166	1,493,062
Flushing Financial Corp.	14,960	297,405
Four Corners Property Trust, Inc. REIT	23,326	480,282
Franklin Street Properties Corp. REIT	53,890	661,230
Fulton Financial Corp.	154,210	2,081,835
GEO Group, Inc. (The) REIT	28,923	988,588
Global Net Lease, Inc. REIT	43,210	343,519
Government Properties Income Trust REIT	27,835	641,875
Gramercy Property Trust REIT	161,799	1,491,787
Great Southern Bancorp, Inc.	12,708	469,815
Great Western Bancorp, Inc.	111,644	3,521,252
Hanmi Financial Corp.	55,309	1,299,208
Hannon Armstrong Sustainable Infrastructure Capita REIT	6,194	133,790
Hatteras Financial Corp. REIT	54,903	900,409
Healthcare Realty Trust, Inc. REIT	37,116	1,298,689
Heartland Financial USA, Inc.	16,651	587,614
Heritage Financial Corp.	27,805	488,812
Heritage Insurance Holdings, Inc.	91,270	1,092,502
Hersha Hospitality Trust REIT	39,676	680,443
Highwoods Properties, Inc. REIT	10,600	559,680
Hilltop Holdings, Inc. †	53,144	1,115,493
HomeStreet, Inc. †	43,395	864,428
Horace Mann Educators Corp.	47,425	1,602,491
Horizon Bancorp	1,400	35,196
Hudson Pacific Properties, Inc. REIT	28,576	833,848
Impac Mortgage Holdings, Inc. †(a)	11,542	180,979
Independent Bank Corp./MI	21,425	310,877
Independent Bank Group, Inc.	3,000	128,730
Infinity Property & Casualty Corp.	14,626	1,179,733
International Bancshares Corp.	61,380	1,601,404
INTL. FCStone, Inc. †	39,523	1,078,583
Invesco Mortgage Capital, Inc. REIT	94,224	1,289,927
Investment Technology Group, Inc.	15,367	256,936
Investors Real Estate Trust REIT	15,500	100,285
James River Group Holdings Ltd.	25,365	861,395
Janus Capital Group, Inc.	21,959	305,669
Kemper Corp.	14,814	458,938
Kennedy-Wilson Holdings, Inc.	3,200	60,672
Kite Realty Group Trust REIT	29,359	822,933
Lakeland Bancorp, Inc.	3,000	34,140
LaSalle Hotel Properties REIT	47,297	1,115,263
LegacyTexas Financial Group, Inc.	35,970	967,953
Lexington Realty Trust REIT	86,129	870,764
LTC Properties, Inc. REIT	15,264	789,607
Mack-Cali Realty Corp. REIT	57,265	1,546,155
Maiden Holdings Ltd.	113,864	1,393,695
MainSource Financial Group, Inc.	2,000	44,100
MarketAxess Holdings, Inc.	4,800	697,920
MB Financial, Inc.	37,525	1,361,407
Medical Properties Trust, Inc. REIT	101,004	1,536,271
Mercantile Bank Corp.	5,168	123,308
Meta Financial Group, Inc.	9,396	478,820
MGIC Investment Corp. †	524,320	3,119,704

	SHARES	VALUE (Note 4)
Financials - 25.9% (continued)
Monmouth Real Estate Investment Corp. REIT	26,702	$354,069
Monogram Residential Trust, Inc. REIT	92,620	945,650
National General Holdings Corp.	57,138	1,223,896
National Health Investors, Inc. REIT	12,852	965,057
National Western Life Group, Inc., Class A	2,414	471,382
Navigators Group, Inc. (The)	17,702	1,628,053
NBT Bancorp, Inc.	38,333	1,097,474
New Residential Investment Corp. REIT	122,704	1,698,223
New Senior Investment Group, Inc. REIT	29,116	310,959
New York REIT, Inc.	61,790	571,557
Old National Bancorp	62,368	781,471
Opus Bank	26,379	891,610
Oritani Financial Corp.	66,404	1,061,800
Pacific Premier Bancorp, Inc. †	33,186	796,464
Parkway Properties, Inc. REIT	38,594	645,678
Peapack Gladstone Financial Corp.	9,207	170,422
Pebblebrook Hotel Trust REIT	32,404	850,605
Pennsylvania REIT	35,593	763,470
PennyMac Mortgage Investment Trust REIT	39,646	643,455
Physicians Realty Trust REIT	39,880	837,879
Pinnacle Financial Partners, Inc.	4,119	201,213
Piper Jaffray Cos. †	17,891	674,491
Potlatch Corp. REIT	15,775	537,927
Preferred Bank	14,397	415,713
Primerica, Inc.	30,195	1,728,362
PrivateBancorp, Inc.	34,610	1,523,878
Prosperity Bancshares, Inc. (a)	42,601	2,172,225
Provident Financial Services, Inc.	70,907	1,392,613
PS Business Parks, Inc. REIT	4,743	503,137
QCR Holdings, Inc.	3,253	88,449
QTS Realty Trust, Inc., Class A REIT	17,046	954,235
Radian Group, Inc.	83,873	873,957
Ramco-Gershenson Properties Trust REIT	36,446	714,706
Redwood Trust, Inc. REIT	69,054	953,636
Regional Management Corp. †	22,158	324,836
Renasant Corp.	27,794	898,580
Retail Opportunity Investments Corp. REIT	31,613	685,054
Rexford Industrial Realty, Inc. REIT	45,584	961,367
RLJ Lodging Trust REIT	56,430	1,210,423
Ryman Hospitality Properties, Inc. REIT	19,404	982,813
S&T Bancorp, Inc.	8,693	212,544
Sabra Health Care REIT, Inc.	35,103	724,350
Sandy Spring Bancorp, Inc.	22,360	649,782
Select Income REIT	22,340	580,617
Selective Insurance Group, Inc.	77,968	2,979,157
Seritage Growth Properties, Class A REIT	6,738	335,822
ServisFirst Bancshares, Inc. (a)	22,276	1,100,212
Simmons First National Corp., Class A	12,992	600,036
Sovran Self Storage, Inc. REIT	5,100	535,092
STAG Industrial, Inc. REIT	23,309	554,987
State Auto Financial Corp.	7,429	162,769
Stewart Information Services Corp.	5,278	218,562
Stock Yards Bancorp, Inc.	7,610	214,816
Stonegate Bank	4,235	136,663
STORE Capital Corp. REIT	5,500	161,975
Suffolk Bancorp	100	3,131
Summit Hotel Properties, Inc. REIT	60,219	797,300

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 25.9% (continued)
Sun Communities, Inc. REIT	5,600	$429,184
Sunstone Hotel Investors, Inc. REIT	80,947	977,030
Terreno Realty Corp. REIT	28,622	740,451
Territorial Bancorp, Inc.	6,159	163,029
Texas Capital Bancshares, Inc. †	12,300	575,148
Tompkins Financial Corp.	4,871	316,615
Towne Bank (a)	45,062	975,592
Trico Bancshares	15,404	425,150
TriState Capital Holdings, Inc. †	6,957	95,520
Trustmark Corp.	61,392	1,525,591
Umpqua Holdings Corp.	66,897	1,034,897
Union Bankshares Corp.	28,859	713,106
United Financial Bancorp, Inc.	57,836	750,711
United Fire Group, Inc.	35,265	1,496,294
United Insurance Holdings Corp.	11,821	193,628
Universal Insurance Holdings, Inc. (a)	67,723	1,258,293
Univest Corp. of Pennsylvania	2,600	54,652
Urban Edge Properties REIT	32,863	981,289
Walker & Dunlop, Inc. †	87,353	1,989,901
Washington Federal, Inc.	97,647	2,368,916
Washington REIT	15,381	483,886
Western Alliance Bancorp †	18,100	590,965
Wintrust Financial Corp.	19,788	1,009,188
WP Glimcher, Inc. REIT	25,927	290,123
WSFS Financial Corp.	25,615	824,547
Xenia Hotels & Resorts, Inc. REIT	39,930	670,025

		175,244,605

Health Care - 11.1%
ABIOMED, Inc. †	11,100	1,213,119
ACADIA Pharmaceuticals, Inc. †(a)	11,100	360,306
Acceleron Pharma, Inc. †	3,767	128,003
Aceto Corp.	33,006	722,501
Acorda Therapeutics, Inc. †	68,393	1,744,363
Addus HomeCare Corp. †	6,408	111,691
Aduro Biotech, Inc. †	14,362	162,434
Alder Biopharmaceuticals, Inc. †(a)	26,386	658,858
Almost Family, Inc. †	17,113	729,185
AMAG Pharmaceuticals, Inc. †(a)	36,262	867,387
Amedisys, Inc. †	46,820	2,363,474
AMN Healthcare Services, Inc. †	60,312	2,410,671
Amphastar Pharmaceuticals, Inc. †	26,698	430,372
Amsurg Corp. †	9,300	721,122
ANI Pharmaceuticals, Inc. †(a)	7,545	421,162
Anika Therapeutics, Inc. †	36,206	1,942,452
BioCryst Pharmaceuticals, Inc. †(a)	17,200	48,848
BioSpecifics Technologies Corp. †	7,384	294,917
BioTelemetry, Inc. †	54,957	895,799
Cambrex Corp. †	57,809	2,990,460
Cantel Medical Corp.	4,040	277,669
Cara Therapeutics, Inc. †	64,253	309,057
Catalent, Inc. †	16,404	377,128
Chemed Corp.	15,713	2,141,839
Corcept Therapeutics, Inc. †	33,267	181,638
Cross Country Healthcare, Inc. †	24,081	335,208
Cynosure, Inc., Class A †	25,374	1,234,318
Depomed, Inc. †(a)	40,688	798,299
Eagle Pharmaceuticals, Inc. †(a)	29,511	1,144,732
Emergent BioSolutions, Inc. †	79,927	2,247,547

	SHARES	VALUE (Note 4)
Health Care - 11.1% (continued)
Enanta Pharmaceuticals, Inc. †(a)	32,850	$724,342
Exactech, Inc. †	9,840	263,122
Exelixis, Inc. †(a)	157,993	1,233,925
Five Prime Therapeutics, Inc. †	63,754	2,636,228
Globus Medical, Inc., Class A †	9,737	232,033
Heska Corp. †	5,700	211,869
Horizon Pharma plc †	59,928	987,014
ICU Medical, Inc. †	2,346	264,511
INC Research Holdings, Inc., Class A †	58,034	2,212,836
Innoviva, Inc. (a)	50,642	533,260
Inogen, Inc. †	4,480	224,493
iRadimed Corp. †(a)	34,142	742,930
Kindred Healthcare, Inc.	43,789	494,378
Kite Pharma, Inc. †(a)	6,011	300,550
LeMaitre Vascular, Inc.	35,542	507,184
Lexicon Pharmaceuticals, Inc. †(a)	60,660	870,471
LHC Group, Inc. †	24,058	1,041,230
Ligand Pharmaceuticals, Inc. †(a)	19,836	2,365,840
Luminex Corp. †	48,602	983,218
Masimo Corp. †	46,180	2,425,143
Meridian Bioscience, Inc.	14,473	282,223
Merit Medical Systems, Inc. †	28,003	555,299
Molina Healthcare, Inc. †	42,808	2,136,119
Myriad Genetics, Inc. †(a)	67,412	2,062,807
Natus Medical, Inc. †	19,576	739,973
Neurocrine Biosciences, Inc. †	4,700	213,615
Nobilis Health Corp. †(a)	156,926	349,945
Novavax, Inc. †(a)	103,081	749,399
OraSure Technologies, Inc. †	26,573	157,046
Orthofix International NV †	15,848	671,955
Owens & Minor, Inc.	9,881	369,352
Pacific Biosciences of California, Inc. †(a)	98,623	693,813
PDL BioPharma, Inc.	460,829	1,447,003
PharMerica Corp. †	17,503	431,624
PRA Health Sciences, Inc. †	31,085	1,298,110
Prestige Brands Holdings, Inc. †	24,328	1,347,771
Radius Health, Inc. †(a)	27,917	1,025,950
Repligen Corp. †	31,447	860,390
Retrophin, Inc. †(a)	55,807	993,923
SciClone Pharmaceuticals, Inc. †	180,516	2,357,539
Select Medical Holdings Corp. †	24,607	267,478
Spark Therapeutics, Inc. †(a)	29,341	1,500,205
Sucampo Pharmaceuticals, Inc., Class A †	20,312	222,823
Supernus Pharmaceuticals, Inc. †	87,813	1,788,751
Surgical Care Affiliates, Inc. †	18,900	900,963
TransEnterix, Inc. †(a)	495,036	603,944
Triple-S Management Corp., Class B †	58,516	1,429,546
WellCare Health Plans, Inc. †	15,000	1,609,200
Xencor, Inc. †	28,012	531,948

		75,117,850

Industrials - 13.8%
ABM Industries, Inc.	8,516	310,664
ACCO Brands Corp. †	299,557	3,094,424
Aegion Corp. †	61,470	1,199,280
Air Transport Services Group, Inc. †	55,235	715,846
Alamo Group, Inc.	20,975	1,383,721
Allegiant Travel Co.	5,157	781,285

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 13.8% (continued)
Allied Motion Technologies, Inc.	15,607	$363,019
Altra Industrial Motion Corp.	22,581	609,235
American Railcar Industries, Inc. (a)	18,439	727,787
American Woodmark Corp. †	29,863	1,982,306
Apogee Enterprises, Inc.	33,871	1,569,921
Applied Industrial Technologies, Inc.	13,729	619,727
Atlas Air Worldwide Holdings, Inc. †	12,873	533,200
AZZ, Inc.	4,175	250,416
Barnes Group, Inc.	21,062	697,573
Barrett Business Services, Inc.	38,330	1,583,796
Briggs & Stratton Corp.	41,707	883,354
Brink’s Co. (The)	30,189	860,085
Builders FirstSource, Inc. †	172,821	1,944,236
Casella Waste Systems, Inc., Class A †	4,600	36,110
CBIZ, Inc. †	43,236	450,087
Comfort Systems USA, Inc.	65,696	2,139,719
Curtiss-Wright Corp.	5,960	502,130
Deluxe Corp.	43,529	2,889,020
Douglas Dynamics, Inc.	32,808	844,150
Dycom Industries, Inc. †(a)	20,108	1,804,894
EMCOR Group, Inc.	62,865	3,096,730
Encore Wire Corp.	15,502	577,914
Energy Recovery, Inc. †	81,168	721,583
EnerSys	3,497	207,967
Engility Holdings, Inc. †	13,478	284,655
Ennis, Inc.	74,482	1,428,565
Federal Signal Corp.	71,877	925,776
General Cable Corp.	41,455	526,893
Gibraltar Industries, Inc. †	61,547	1,943,039
Global Brass & Copper Holdings, Inc.	57,709	1,574,879
Greenbrier Cos., Inc. (The) (a)	93,555	2,725,257
Griffon Corp.	41,698	703,028
H&E Equipment Services, Inc.	24,732	470,650
Hawaiian Holdings, Inc. †	18,265	693,339
HEICO Corp., Class A	3,300	177,045
Heidrick & Struggles International, Inc.	5,200	87,776
Herman Miller, Inc.	66,206	1,978,897
Hub Group, Inc., Class A †	23,977	919,997
ICF International, Inc. †	24,190	989,371
Insperity, Inc.	49,548	3,826,592
Insteel Industries, Inc.	71,992	2,058,251
Interface, Inc.	60,831	927,673
John Bean Technologies Corp.	21,328	1,305,700
Kadant, Inc.	13,271	683,589
Kaman Corp.	20,641	877,655
Kelly Services, Inc., Class A	30,035	569,764
Kforce, Inc.	56,285	950,654
Kimball International, Inc., Class B	10,891	123,940
Knoll, Inc.	46,601	1,131,472
Lawson Products, Inc. †	400	7,944
LSI Industries, Inc.	48,401	535,799
Lydall, Inc. †	21,671	835,634
MasTec, Inc. †	44,519	993,664
Matson, Inc.	16,596	535,885
Mercury Systems, Inc. †	21,451	533,272
Meritor, Inc. †	39,993	287,950
Mistras Group, Inc. †	47,019	1,122,343
Moog, Inc., Class A †	7,461	402,297
Mueller Industries, Inc.	9,904	315,739

	SHARES	VALUE (Note 4)
Industrials - 13.8% (continued)
MYR Group, Inc. †	14,882	$358,358
National Presto Industries, Inc.	12,372	1,167,298
Navigant Consulting, Inc. †	59,058	953,787
On Assignment, Inc. †	30,367	1,122,061
Patrick Industries, Inc. †	34,813	2,098,876
Ply Gem Holdings, Inc. †	20,167	293,833
Resources Connection, Inc.	39,659	586,160
Roadrunner Transportation Systems, Inc. †	38,806	289,493
RPX Corp. †	92,862	851,544
SkyWest, Inc.	36,908	976,586
Standex International Corp.	17,825	1,472,880
Steelcase, Inc., Class A	103,751	1,407,901
Supreme Industries, Inc., Class A	23,850	326,745
Swift Transportation Co. †(a)	18,500	285,085
Tetra Tech, Inc.	39,670	1,219,654
Titan Machinery, Inc. †(a)	5,700	63,555
TrueBlue, Inc. †	93,229	1,763,893
Tutor Perini Corp. †	25,816	607,967
UniFirst Corp.	8,447	977,487
Universal Forest Products, Inc.	53,932	4,998,957
Vectrus, Inc. †	6,330	180,342
Viad Corp.	6,388	198,028
Virgin America, Inc. †	9,854	553,893
Wabash National Corp. †	253,568	3,220,314
West Corp.	30,986	609,185

		93,419,045

Information Technology - 18.0%
A10 Networks, Inc. †	36,653	237,145
Advanced Energy Industries, Inc. †	74,665	2,834,283
Advanced Micro Devices, Inc. †	157,253	808,280
Alpha & Omega Semiconductor Ltd. †	9,171	127,752
Ambarella, Inc. †(a)	37,400	1,900,294
Amkor Technology, Inc. †	162,473	934,220
Applied Optoelectronics, Inc. †(a)	26,091	290,915
AVG Technologies NV (Netherlands) †	27,686	525,757
AVX Corp.	52,117	707,749
Bankrate, Inc. †	74,969	560,768
Belden, Inc.	8,697	525,038
BroadSoft, Inc. †	10,346	424,496
Cabot Microelectronics Corp.	7,578	320,852
CACI International, Inc., Class A †	23,308	2,107,276
Cardtronics, Inc. †	8,043	320,192
Cirrus Logic, Inc. †	73,594	2,854,711
Coherent, Inc. †	24,904	2,285,689
Cohu, Inc.	16,857	182,898
Convergys Corp.	98,923	2,473,075
Cray, Inc. †	79,075	2,365,924
CSG Systems International, Inc.	68,877	2,776,432
CTS Corp.	11,980	214,682
Demandware, Inc. †	13,021	975,273
Digi International, Inc. †	23,984	257,348
EarthLink Holdings Corp.	38,179	244,346
Ebix, Inc. (a)	47,004	2,251,492
Ellie Mae, Inc. †	24,267	2,224,071
EMCORE Corp. †	11,900	70,686
Entegris, Inc. †	14,680	212,420

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 18.0% (continued)
ePlus, Inc. †	13,272	$1,085,517
ExlService Holdings, Inc. †	41,965	2,199,386
Extreme Networks, Inc. †	189,556	642,595
Fabrinet (Thailand) †	33,991	1,261,746
Fair Isaac Corp.	2,903	328,068
Fairchild Semiconductor International, Inc. †	45,904	911,194
FEI Co.	5,400	577,152
Finisar Corp. †	102,369	1,792,481
Fleetmatics Group plc (Ireland) †	20,001	866,643
FormFactor, Inc. †	15,300	137,547
Gigamon, Inc. †	30,331	1,134,076
GigPeak, Inc. †	134,749	264,108
Hackett Group, Inc. (The)	96,644	1,340,452
II-VI, Inc. †	81,221	1,523,706
Infinera Corp. †	46,825	528,186
Inphi Corp. †	46,054	1,475,110
Insight Enterprises, Inc. †	48,835	1,269,710
Integrated Device Technology, Inc. †	122,401	2,463,932
InterDigital, Inc.	5,632	313,590
Ixia †	107,777	1,058,370
IXYS Corp.	39,418	404,034
j2 Global, Inc.	36,700	2,318,339
Kimball Electronics, Inc. †	2,200	27,390
Liquidity Services, Inc. †	46,574	365,140
Littelfuse, Inc.	5,917	699,330
LogMeIn, Inc. †	19,491	1,236,314
Luxoft Holding, Inc. (Switzerland) †	9,300	483,786
Manhattan Associates, Inc. †	14,800	949,124
MaxLinear, Inc., Class A †	132,940	2,390,261
MeetMe, Inc. †	124,307	662,556
Mentor Graphics Corp.	47,367	1,007,022
Methode Electronics, Inc.	25,782	882,518
MicroStrategy, Inc., Class A †	10,846	1,898,267
Mitek Systems, Inc. †	99,151	704,964
MKS Instruments, Inc.	55,410	2,385,955
MoneyGram International, Inc. †	19,827	135,815
Monster Worldwide, Inc. †	246,891	590,069
NeoPhotonics Corp. †	193,848	1,847,371
NETGEAR, Inc. †	89,493	4,254,497
NeuStar, Inc., Class A †(a)	121,218	2,849,835
Paycom Software, Inc. †(a)	8,851	382,452
PC Connection, Inc.	8,942	212,820
PDF Solutions, Inc. †	18,540	259,375
Pegasystems, Inc.	11,694	315,153
Perficient, Inc. †	12,331	250,443
Photronics, Inc. †	182,705	1,627,902
Plantronics, Inc.	25,560	1,124,640
Polycom, Inc. †	65,781	740,036
QAD, Inc., Class A	1,000	19,270
Qlik Technologies, Inc. †	35,693	1,055,799
QLogic Corp. †	63,846	941,090
Rambus, Inc. †	20,369	246,058
RetailMeNot, Inc. †	49,944	385,068
Rofin-Sinar Technologies, Inc. †	23,036	735,770
Rovi Corp. †	67,474	1,055,293
Rubicon Project, Inc. (The) †	39,881	544,376
Rudolph Technologies, Inc. †	81,146	1,260,197

	SHARES	VALUE (Note 4)
Information Technology - 18.0% (continued)
Sanmina Corp. †	179,485	$4,811,993
Sapiens International Corp. NV (Israel)	5,510	64,522
ShoreTel, Inc. †	15,600	104,364
Sigma Designs, Inc. †	11,000	70,730
Silver Spring Networks, Inc. †	21,790	264,748
Sonus Networks, Inc. †	15,591	135,486
Stamps.com, Inc. †	22,430	1,960,831
Super Micro Computer, Inc. †	42,006	1,043,849
Sykes Enterprises, Inc. †	93,449	2,706,283
Synaptics, Inc. †	34,723	1,866,361
Synchronoss Technologies, Inc. †	11,354	361,738
SYNNEX Corp.	34,357	3,257,731
Syntel, Inc. †	18,883	854,645
Take-Two Interactive Software, Inc. †	38,892	1,474,785
Tech Data Corp. †	67,672	4,862,233
TeleTech Holdings, Inc.	31,473	853,862
Tessera Technologies, Inc.	45,301	1,388,023
TTM Technologies, Inc. †	50,364	379,241
Ubiquiti Networks, Inc. †(a)	68,383	2,643,687
United Online, Inc. †	19,117	210,287
VASCO Data Security International, Inc. †	36,915	605,037
Virtusa Corp. †	1,900	54,872
Vishay Intertechnology, Inc.	38,238	473,769
Web.com Group, Inc. †	56,409	1,025,516
Zix Corp. †	68,300	256,125

		122,166,680

Materials - 3.4%
AEP Industries, Inc.	5,125	412,358
AK Steel Holding Corp. †	62,891	293,072
American Vanguard Corp.	48,099	726,776
Axiall Corp.	27,020	881,122
Berry Plastics Group, Inc. †	7,500	291,375
Chemtura Corp. †	19,767	521,453
Clearwater Paper Corp. †	7,085	463,146
Cliffs Natural Resources, Inc. †(a)	271,122	1,537,262
Coeur Mining, Inc. †	42,088	448,658
Commercial Metals Co.	94,534	1,597,625
FutureFuel Corp.	33,765	367,363
GCP Applied Technologies, Inc. †	18,583	483,901
Headwaters, Inc. †	38,812	696,287
Hecla Mining Co.	103,810	529,431
Innospec, Inc.	37,046	1,703,746
Kaiser Aluminum Corp.	2,605	235,518
KMG Chemicals, Inc.	2,100	54,579
Kraton Performance Polymers, Inc. †	22,478	627,811
Neenah Paper, Inc.	11,962	865,690
Olympic Steel, Inc.	15,318	418,335
PH Glatfelter Co.	23,335	456,433
Rayonier Advanced Materials, Inc.	134,382	1,826,251
Ryerson Holding Corp. †	52,998	927,465
Stepan Co.	27,704	1,649,219
Trinseo SA †(a)	72,228	3,100,748
US Concrete, Inc. †	5,720	348,405
Worthington Industries, Inc.	37,297	1,577,663

		23,041,692

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Telecommunication Services - 1.1%
Atlantic Tele-Network, Inc.	4,186	$325,713
Cincinnati Bell, Inc. †	78,096	356,899
FairPoint Communications, Inc. †	13,081	192,029
General Communication, Inc., Class A †	35,715	564,297
IDT Corp., Class B	9,151	129,853
Inteliquent, Inc.	68,225	1,356,995
Iridium Communications, Inc. †(a)	40,948	363,618
NII Holdings, Inc. †	93,948	298,755
Shenandoah Telecommunications Co.	49,607	1,937,649
Spok Holdings, Inc.	30,306	580,815
Vonage Holdings Corp. †	254,334	1,551,437

		7,658,060

Utilities - 0.9%
Avista Corp.	16,739	749,907
ONE Gas, Inc.	42,356	2,820,486
Piedmont Natural Gas Co., Inc.	10,300	619,236
Southwest Gas Corp.	13,899	1,093,990
Spark Energy, Inc., Class A	33,047	1,092,204

		6,375,823

TOTAL COMMON STOCKS (cost $612,965,497)		653,935,838

SHORT-TERM INVESTMENT - 3.5%

Investment Company - 3.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (2)(b)
(cost $23,735,164)	23,735,164	23,735,164

	SHARES	VALUE (Note 4)

SECURITIES LENDING COLLATERAL - 8.7%

Money Market Funds - 8.7%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.240% (2)(b)(c)
(cost $58,676,315)	58,676,315	$58,676,315

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 108.7% (cost $695,376,976)		736,347,317

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.7%) (d)		(59,199,127)

NET ASSETS - 100.0%		$677,148,190

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $57,007,167; cash collateral of $58,676,315 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
100	JPMS	E-Mini Russell 2000 Futures	09/2016	$11,620,801	$11,474,000	$(146,801)

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$939,403	$939,403

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

COMMON STOCKS - 95.0%	SHARES	VALUE (Note 4)
Australia - 5.7%
Amcor Ltd.	29,675	$333,654
Bank of Queensland Ltd.	20,793	165,892
BHP Billiton Ltd.	77,989	1,086,873
Caltex Australia Ltd.	192,298	4,636,297
Challenger Ltd.	52,578	343,504
CIMIC Group Ltd.	46,761	1,262,436
Cochlear Ltd.	8,740	797,432
CSL Ltd.	11,411	962,319
Dexus Property Group REIT	104,929	712,013
Flight Centre Travel Group Ltd.	36,084	858,456
Fortescue Metals Group Ltd.	268,069	717,364
Goodman Group REIT	41,832	224,366
GPT Group (The) REIT	196,673	799,800
Harvey Norman Holdings Ltd.	47,125	163,975
Macquarie Group Ltd.	24,486	1,274,606
Qantas Airways Ltd. †	412,182	873,134
REA Group Ltd.	13,328	598,131
Scentre Group REIT	235,569	872,538
Tabcorp Holdings Ltd.	398,978	1,374,388
Telstra Corp. Ltd.	154,176	644,415
Woodside Petroleum Ltd.	26,834	544,120

		19,245,713

Belgium - 1.7%
Ageas	56,409	1,960,736
Anheuser-Busch InBev SA/NV	13,229	1,749,356
Colruyt SA	2,783	154,006
KBC Group NV †	22,666	1,114,734
Proximus SADP	24,506	778,763

		5,757,595

Canada - 7.9%
Alimentation Couche-Tard, Inc., Class B (1)	65,286	2,803,566
Bank of Montreal (1)	30,564	1,938,713
Bank of Nova Scotia (The) (1)	20,105	985,214
Barrick Gold Corp. (1)	14,564	310,906
Brookfield Asset Management, Inc., Class A (1)	22,575	746,821
Brookfield Business Partners LP (1)†	452	8,566
Canadian Imperial Bank of Commerce (1)	17,851	1,340,811
Canadian Tire Corp. Ltd., Class A (1)	8,065	878,632
CCL Industries, Inc., Class B (1)	1,483	258,089
CGI Group, Inc., Class A (1)†	25,089	1,071,761
Constellation Software, Inc. (1)	2,940	1,137,838
Empire Co. Ltd., Class A (1)	26,536	394,564
First Quantum Minerals Ltd. (1)	231,221	1,623,263
George Weston Ltd. (1)	11,619	1,005,550
Great-West Lifeco, Inc. (1)	3,723	98,208
Industrial Alliance Insurance & Financial Services, Inc. (1)	4,774	150,062
Loblaw Cos. Ltd. (1)	10,490	561,139
Magna International, Inc. (1)	13,324	467,699
Metro, Inc. (1)	37,583	1,309,347
National Bank of Canada (1)	10,700	365,984
Open Text Corp. (1)	36,121	2,135,751
Power Corp. of Canada (1)	5,259	111,941
Royal Bank of Canada (1)	46,220	2,731,092
Seven Generations Energy Ltd., Class A (1)†	28,937	552,333
Sun Life Financial, Inc. (1)	41,856	1,374,951

	SHARES	VALUE (Note 4)
Canada - 7.9% (continued)
Toronto-Dominion Bank (The) (1)	60,966	$2,618,053

		26,980,854

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	661,000	443,338

Denmark - 2.2%
DSV A/S	10,569	444,407
ISS A/S	33,670	1,266,339
Novo Nordisk A/S, Class B	24,304	1,308,841
Pandora A/S	10,549	1,436,768
Vestas Wind Systems A/S	34,617	2,352,899
William Demant Holding A/S †	41,292	803,781

		7,613,035

Finland - 1.4%
Elisa OYJ	16,364	628,757
Neste OYJ	83,430	2,991,710
Nokia OYJ	143,842	819,244
Nokian Renkaat OYJ	5,975	214,155
UPM-Kymmene OYJ	6,588	121,027

		4,774,893

France - 7.6%
Airbus Group SE	6,110	350,225
Arkema SA	4,649	355,429
Atos SE	7,900	651,347
AXA SA	60,000	1,186,357
BNP Paribas SA	65,394	2,867,888
Cap Gemini SA	13,576	1,171,511
Cie Generale des Etablissements Michelin	16,998	1,601,902
CNP Assurances	83,435	1,230,980
Credit Agricole SA	15,248	128,189
Orange SA	55,075	895,547
Peugeot SA †	229,732	2,753,589
Renault SA	25,849	1,951,536
Sanofi	10,370	861,568
SCOR SE	27,455	811,708
Societe BIC SA	3,016	424,937
Societe Generale SA	52,262	1,635,064
Thales SA	5,247	435,733
TOTAL SA	45,311	2,172,935
Valeo SA	24,231	1,075,713
Veolia Environnement SA	42,065	908,378
Vinci SA	35,182	2,482,684

		25,953,220

Germany - 8.1%
adidas AG	14,132	2,028,638
Allianz SE	15,590	2,224,030
Bayer AG	6,683	671,206
Continental AG	8,497	1,607,859
Deutsche Boerse AG	4,763	391,303
Deutsche Lufthansa AG	285,110	3,352,186
Deutsche Post AG	24,027	676,901
Deutsche Telekom AG	135,625	2,312,715
Fresenius SE & Co. KGaA	9,490	697,302
Hannover Rueck SE	21,743	2,278,177

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Germany - 8.1% (continued)
HeidelbergCement AG	12,100	$911,518
Infineon Technologies AG	291,488	4,219,700
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,358	2,910,850
OSRAM Licht AG	30,568	1,588,218
SAP SE	2,030	152,464
Siemens AG	10,212	1,047,968
Vonovia SE	11,443	417,829

		27,488,864

Hong Kong - 3.4%
BOC Hong Kong Holdings Ltd.	269,500	812,099
Cheung Kong Property Holdings Ltd.	16,000	100,810
CK Hutchison Holdings Ltd.	50,000	550,023
Hang Seng Bank Ltd.	55,900	958,843
Henderson Land Development Co. Ltd.	155,904	880,665
Hong Kong Exchanges and Clearing Ltd.	28,400	691,982
Kerry Properties Ltd.	41,000	101,509
Link REIT	26,000	177,793
New World Development Co. Ltd.	157,000	159,883
NWS Holdings Ltd.	129,000	204,190
PCCW Ltd.	269,000	180,755
Sino Land Co. Ltd.	484,000	796,899
WH Group Ltd. 144A (a)	5,157,000	4,084,319
Wharf Holdings Ltd. (The)	23,000	140,358
Wheelock & Co. Ltd.	94,000	441,578
Yue Yuen Industrial Holdings Ltd.	338,500	1,341,584

		11,623,290

Ireland - 0.2%
Shire plc	9,771	603,872

Italy - 1.6%
Enel SpA	57,227	254,056
Eni SpA	9,685	155,998
Intesa Sanpaolo SpA	318,536	606,719
Leonardo-Finmeccanica SpA †	57,320	579,659
Mediobanca SpA	197,677	1,138,975
Prysmian SpA	48,045	1,054,547
Snam SpA	98,844	590,932
Terna Rete Elettrica Nazionale SpA	149,357	831,187
UniCredit SpA	37,669	82,844

		5,294,917

Japan - 19.8%
Acom Co. Ltd. †	10,000	48,445
AEON Financial Service Co. Ltd.	2,700	58,463
Alfresa Holdings Corp.	5,200	108,639
Amada Holdings Co. Ltd.	122,900	1,247,697
Bandai Namco Holdings, Inc.	18,300	472,259
Bridgestone Corp.	40,300	1,295,119
Central Japan Railway Co.	11,000	1,956,499
Chubu Electric Power Co., Inc.	90,800	1,292,177
Concordia Financial Group Ltd. †	23,700	91,527
Credit Saison Co. Ltd.	16,800	282,215
Daicel Corp.	13,000	134,707
Dai-ichi Life Insurance Co. Ltd. (The)	163,900	1,834,761
Daiichi Sankyo Co. Ltd.	74,200	1,802,697
Daikin Industries Ltd.	5,700	479,055
Daiwa House Industry Co. Ltd.	15,100	443,442
Fuji Heavy Industries Ltd.	153,600	5,279,752
FUJIFILM Holdings Corp.	26,600	1,032,091
Hitachi Chemical Co. Ltd.	23,100	431,425
Honda Motor Co. Ltd.	40,800	1,023,479
Hoya Corp.	14,900	532,168
Iida Group Holdings Co. Ltd.	3,800	77,820
ITOCHU Corp.	145,200	1,776,262

	SHARES	VALUE (Note 4)
Japan - 19.8% (continued)
Japan Tobacco, Inc.	27,100	$1,092,190
JTEKT Corp.	53,100	601,861
Kaneka Corp.	73,000	487,075
KDDI Corp.	22,800	693,342
Koito Manufacturing Co. Ltd.	2,900	133,529
Konami Holdings Corp.	45,600	1,739,633
Mazda Motor Corp.	35,900	475,075
Medipal Holdings Corp.	36,100	593,514
Mitsubishi Chemical Holdings Corp.	139,200	638,092
Mitsubishi Electric Corp.	14,000	167,137
Mitsubishi Estate Co. Ltd.	31,000	568,627
Mitsubishi Motors Corp.	25,900	119,563
Mitsubishi UFJ Financial Group, Inc.	571,400	2,561,502
Mitsui Chemicals, Inc.	334,000	1,227,371
Mitsui Fudosan Co. Ltd.	24,000	550,819
Mixi, Inc.	25,300	1,046,038
Mizuho Financial Group, Inc.	1,725,300	2,482,808
Murata Manufacturing Co. Ltd.	6,800	762,380
Nexon Co. Ltd.	91,000	1,346,804
NHK Spring Co. Ltd.	15,500	125,796
Nikon Corp.	17,000	230,177
Nippon Telegraph & Telephone Corp.	114,000	5,346,020
Nitto Denko Corp.	17,200	1,091,068
Nomura Real Estate Holdings, Inc.	8,000	139,793
NSK Ltd.	29,700	217,402
NTT DOCOMO, Inc.	35,400	954,687
Obayashi Corp.	48,300	514,246
ORIX Corp.	33,100	428,329
Otsuka Corp.	3,400	158,989
Otsuka Holdings Co. Ltd.	22,700	1,046,081
Panasonic Corp.	18,200	156,584
Ryohin Keikaku Co. Ltd.	1,300	316,807
Sekisui House Ltd.	26,900	471,075
Shimadzu Corp.	50,000	751,664
Shionogi & Co. Ltd.	28,000	1,530,650
Sumitomo Chemical Co. Ltd.	79,000	325,959
Sumitomo Dainippon Pharma Co. Ltd.	6,300	109,197
Sumitomo Mitsui Financial Group, Inc.	78,600	2,269,580
Sumitomo Mitsui Trust Holdings, Inc.	94,000	305,858
Suzuken Co. Ltd.	26,400	830,973
Suzuki Motor Corp.	9,400	254,533
TDK Corp.	35,400	1,981,561
Tohoku Electric Power Co., Inc.	36,000	454,339
Tokyo Electric Power Co. Holdings, Inc. †	1,042,700	4,415,876
Tokyo Electron Ltd.	4,000	338,035
Toppan Printing Co. Ltd.	31,000	266,561
Toyo Seikan Group Holdings Ltd.	4,200	80,254
Toyota Motor Corp.	3,400	167,615
Yahoo Japan Corp.	268,100	1,188,852
Yamaha Corp.	43,000	1,158,997
Yamazaki Baking Co. Ltd.	8,000	223,341
Yokogawa Electric Corp.	41,800	471,383

		67,310,341

Netherlands - 3.2%
ASML Holding NV	4,832	475,654
ING Groep NV CVA	96,440	997,760
Koninklijke Ahold NV	158,198	3,493,419
NN Group NV	102,417	2,819,379
Randstad Holding NV	11,169	446,659
Wolters Kluwer NV	67,906	2,749,597

		10,982,468

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Singapore - 0.8%
CapitaLand Commercial Trust Ltd. REIT	273,500	$300,817
DBS Group Holdings Ltd.	53,900	635,531
Oversea-Chinese Banking Corp. Ltd.	157,800	1,026,021
United Overseas Bank Ltd.	48,700	670,987

		2,633,356

South Africa - 0.6%
Investec plc	161,318	1,002,714
Mondi plc	63,232	1,183,860

		2,186,574

Spain - 3.0%
Aena SA 144A (a)	23,352	3,095,321
Banco de Sabadell SA	274,852	363,974
Banco Santander SA	191,733	744,054
Endesa SA	60,026	1,204,451
Gas Natural SDG SA	19,740	392,384
Iberdrola SA	417,517	2,848,121
Industria de Diseno Textil SA	45,790	1,538,268

		10,186,573

Sweden - 2.2%
Assa Abloy AB, Class B	40,564	834,516
Hexagon AB, Class B	45,032	1,647,989
Investor AB, Class B	8,330	279,853
Nordea Bank AB	102,090	866,096
Securitas AB, Class B	121,159	1,870,431
Svenska Cellulosa AB SCA, Class B	14,930	479,711
Telefonaktiebolaget LM Ericsson, Class B	74,353	571,221
Volvo AB, Class B	90,464	898,698

		7,448,515

Switzerland - 9.3%
ABB Ltd. †	23,281	460,780
Actelion Ltd. †	6,219	1,047,265
Adecco Group AG	5,082	256,326
Baloise Holding AG	5,667	631,192
Coca-Cola HBC AG †	33,552	678,908
Galenica AG	2,728	3,677,562
Givaudan SA	631	1,270,534
Glencore plc †	743,832	1,533,128
Nestle SA	30,322	2,349,298
Novartis AG	29,896	2,467,573
Roche Holding AG	24,574	6,484,583
SGS SA	454	1,040,001
Sika AG	129	540,905
Swiss Life Holding AG †	7,791	1,800,483
Swiss Re AG	45,001	3,930,406
Syngenta AG	2,276	873,639
UBS Group AG	207,195	2,688,478

		31,731,061

United Kingdom - 16.0%
3i Group plc	23,824	174,799
Aggreko plc	6,611	113,068
Anglo American plc	151,518	1,485,216
AstraZeneca plc	4,834	288,994
BAE Systems plc	67,524	472,706
Barclays plc	182,556	339,533
Barratt Developments plc	167,676	911,156
Berkeley Group Holdings plc	24,740	835,413
BP plc	41,307	241,791

	SHARES	VALUE (Note 4)
United Kingdom - 16.0% (continued)
British American Tobacco plc	45,546	$2,952,704
British Land Co. plc (The) REIT	80,014	649,657
BT Group plc	680,762	3,741,876
Compass Group plc	95,482	1,816,583
Diageo plc	6,622	184,990
Direct Line Insurance Group plc	508,473	2,350,749
Dixons Carphone plc	150,583	646,313
easyJet plc	5,939	86,303
Fiat Chrysler Automobiles NV	232,793	1,432,948
GlaxoSmithKline plc	21,119	453,531
Hammerson plc REIT	43,773	315,278
HSBC Holdings plc	400,322	2,480,216
Imperial Brands plc	25,501	1,382,990
Inmarsat plc	11,677	125,842
International Consolidated Airlines Group SA	127,973	633,630
Intertek Group plc	34,454	1,605,326
Intu Properties plc REIT	169,532	659,105
J Sainsbury plc	41,134	128,140
Kingfisher plc	262,138	1,125,905
Land Securities Group plc REIT	27,580	383,789
Legal & General Group plc	187,218	479,296
Lloyds Banking Group plc	2,278,986	1,650,648
Marks & Spencer Group plc	185,873	796,006
National Grid plc	177,198	2,605,755
Next plc	2,690	177,744
Old Mutual plc	44,546	120,340
Persimmon plc	71,357	1,383,733
Petrofac Ltd.	44,719	464,836
Prudential plc	87,891	1,491,414
Reckitt Benckiser Group plc	15,601	1,564,338
RELX plc	27,020	497,558
Rio Tinto Ltd.	10,260	354,899
Royal Dutch Shell plc, Class A	55,033	1,511,491
Royal Dutch Shell plc, Class B	97,616	2,696,992
Royal Mail plc	22,363	150,247
SABMiller plc	23,774	1,386,479
Sage Group plc (The)	137,032	1,184,444
Segro plc REIT	105,872	586,832
Sky plc	119,129	1,353,716
Standard Chartered plc	26,167	198,528
Taylor Wimpey plc	456,942	810,655
Unilever plc	31,184	1,494,186
Vodafone Group plc	212,804	648,809
William Hill plc	115,514	397,894
Wm Morrison Supermarkets plc	94,622	237,540
WPP plc	115,721	2,411,789

		54,674,720

United States - 0.2%
Valeant Pharmaceuticals International, Inc. (1)†	30,171	608,347

TOTAL COMMON STOCKS (cost $337,444,631)		323,541,546

PREFERRED STOCK - 0.1%

Germany - 0.1%
Henkel AG & Co. KGaA (cost $484,483)	4,398	537,482

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)

SHORT-TERM INVESTMENT - 3.6%

Investment Company - 3.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund-IM Shares, 0.246% (b)
(cost $12,153,335)	12,153,335	$12,153,335

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 98.7%
(cost $350,082,449)		336,232,363

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3% (c)		4,462,176

NET ASSETS - 100.0%		$340,694,539

†	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$48,996,481	14.4%
Consumer Staples	30,247,562	8.9
Energy	15,968,503	4.7
Financials	85,807,476	25.2
Health Care	28,288,096	8.3
Industrials	38,589,121	11.3
Information Technology	26,056,352	7.6
Materials	17,376,253	5.1
Telecommunication Services	16,951,528	5.0
Utilities	15,797,656	4.6
Short-Term Investment	12,153,335	3.6

Total Investments In Securities, At Value	336,232,363	98.7
Other Assets in Excess of Liabilities (c)	4,462,176	1.3

Net Assets	$340,694,539	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
146	JPMS	E-Mini MSCI EAFE Index Futures	09/2016	$11,849,474	$11,790,960	$(58,514)

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$700,741	$700,741

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

COMMON STOCKS - 94.4%	SHARES	VALUE (Note 4)
Brazil - 6.1%
Ambev SA ADR (1)	270,849	$1,600,718
Banco Bradesco SA ADR (1)	227,905	1,779,938
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (1)	139,900	776,085
Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	37,055	332,013
Cia Energetica de Minas Gerais ADR (1)	42,501	93,927
Cia Paranaense de Energia ADR (1)	10,364	93,069
EDP - Energias do Brasil SA (1)	205,500	871,310
Equatorial Energia SA (1)	89,300	1,354,665
Itau Unibanco Holding SA ADR (1)	185,304	1,749,270
JBS SA (1)	1,088,700	3,389,160
Kroton Educacional SA (1)	220,200	930,210
Lojas Renner SA (1)	10,200	75,477
Natura Cosmeticos SA (1)	25,400	201,552
Porto Seguro SA (1)	65,600	541,578
Qualicorp SA (1)	18,700	108,801
Telefonica Brasil SA ADR (1)	8,329	113,274
TIM Participacoes SA ADR (1)	24,656	260,121

		14,271,168

Chile - 1.2%
Banco Santander Chile ADR (1)	20,889	404,620
Cencosud SA (1)	440,447	1,255,178
Cia Cervecerias Unidas SA ADR (1)	7,990	186,487
Empresa Nacional de Electricidad SA ADR (1)	3,469	96,195
Enersis Americas SA ADR (1)	20,194	173,265
Enersis Chile SA ADR (1)	47,158	274,931
Itau Corpbanca (1)	31,515,724	267,553
Latam Airlines Group SA ADR (1)†	15,901	104,947
Sociedad Quimica y Minera de Chile SA ADR (1)	3,206	79,252

		2,842,428

China - 21.0%
Agricultural Bank of China Ltd., Class H	2,213,000	813,111
Air China Ltd., Class H	320,000	219,997
Alibaba Group Holding Ltd. ADR (1)†	59,904	4,764,165
ANTA Sports Products Ltd.	138,000	278,090
Baidu, Inc. ADR (1)†	16,444	2,715,727
Bank of China Ltd., Class H	296,000	118,965
Bank of Communications Co. Ltd., Class H	1,001,000	636,749
Beijing Capital International Airport Co. Ltd., Class H	100,000	108,911
Belle International Holdings Ltd.	1,289,000	758,659
China Cinda Asset Management Co. Ltd., Class H	507,000	171,920
China CITIC Bank Corp. Ltd., Class H	1,489,000	910,803
China Communications Services Corp. Ltd., Class H	886,000	464,363
China Construction Bank Corp., Class H	5,498,000	3,665,176
China Everbright Bank Co. Ltd., Class H †	1,991,000	914,615

	SHARES	VALUE (Note 4)
China - 21.0% (continued)
China Galaxy Securities Co. Ltd., Class H	2,202,000	$1,987,218
China Merchants Bank Co. Ltd., Class H †	802,000	1,809,410
China Minsheng Banking Corp. Ltd., Class H	657,500	638,722
China Railway Construction Corp. Ltd., Class H †(a)	368,500	464,234
China Southern Airlines Co. Ltd., Class H	2,378,000	1,345,360
China Telecom Corp. Ltd., Class H	2,376,000	1,068,527
China Vanke Co. Ltd., Class H	214,000	422,610
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,698,000	864,813
CNOOC Ltd. ADR (1)	11,510	1,434,837
Country Garden Holdings Co. Ltd.	1,591,000	672,849
Ctrip.com International Ltd. ADR (1)†(a)	20,700	852,840
Dalian Wanda Commercial Properties Co. Ltd., Class H 144A (b)	64,200	397,330
Dongfeng Motor Group Co. Ltd., Class H	370,000	389,999
Evergrande Real Estate Group Ltd. (a)	585,000	360,895
Geely Automobile Holdings Ltd.	3,965,000	2,162,677
GOME Electrical Appliances Holding Ltd. (a)	623,000	74,512
Great Wall Motor Co. Ltd., Class H	1,324,500	1,107,374
Huadian Power International Corp. Ltd., Class H	256,000	122,698
Industrial & Commercial Bank of China Ltd., Class H	4,995,000	2,785,556
JD.com, Inc. ADR (1)†	41,989	891,427
Kingsoft Corp. Ltd.	76,000	147,665
Longfor Properties Co. Ltd.	498,000	649,741
NetEase, Inc. ADR (1)	4,926	951,802
New Oriental Education & Technology Group, Inc. ADR (1)	7,867	329,470
People’s Insurance Co. Group of China Ltd. (The), Class H	2,063,000	794,220
PICC Property & Casualty Co. Ltd., Class H	1,182,000	1,863,593
Qihoo 360 Technology Co. Ltd. ADR (1)†	2,681	195,847
Shui On Land Ltd.	1,158,000	294,379
Sino-Ocean Land Holdings Ltd.	255,500	111,233
Sinopec Engineering Group Co. Ltd., Class H	416,000	377,478
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,574,000	1,184,337
Sinopharm Group Co. Ltd., Class H	156,000	749,376
Sinotrans Ltd., Class H	737,000	329,043
Tencent Holdings Ltd.	153,500	3,521,240
TravelSky Technology Ltd., Class H	410,000	792,621
Vipshop Holdings Ltd. ADR (1)†	24,408	272,637
Weichai Power Co. Ltd., Class H	161,000	165,770
ZTE Corp., Class H	51,800	65,887

		49,191,478

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Hong Kong - 4.7%
China Jinmao Holdings Group Ltd.	646,000	$182,788
China Mobile Ltd.	626,675	7,240,738
China Overseas Land & Investment Ltd.	380,000	1,211,384
China Power International Development Ltd.	311,000	114,801
China Resources Land Ltd.	290,000	683,370
China Resources Power Holdings Co. Ltd.	150,000	225,113
Far East Horizon Ltd.	234,000	182,763
Kunlun Energy Co. Ltd.	184,000	153,122
Nine Dragons Paper Holdings Ltd.	724,000	555,084
Sino Biopharmaceutical Ltd.	451,000	296,002
Sun Art Retail Group Ltd.	135,500	95,282

		10,940,447

Hungary - 0.4%
MOL Hungarian Oil & Gas plc	7,024	406,626
OTP Bank plc	11,062	247,539
Richter Gedeon Nyrt	17,100	340,121

		994,286

India - 7.6%
Dr. Reddy’s Laboratories Ltd. ADR (1)(a)	50,987	2,612,064
ICICI Bank Ltd. ADR (1)	337,326	2,422,000
Infosys Ltd. ADR (1)	352,855	6,298,462
Reliance Industries Ltd. GDR (LSE) 144A (b)	5,523	157,690
Reliance Industries Ltd. GDR 144A (b)	18,087	519,417
State Bank of India GDR	22,475	712,782
Tata Motors Ltd. ADR (1)†	119,261	4,134,779
Wipro Ltd. ADR (1)(a)	69,934	864,384

		17,721,578

Indonesia - 2.7%
Bank Central Asia Tbk. PT	386,000	390,847
Bank Mandiri Persero Tbk. PT	397,900	287,943
Bank Rakyat Indonesia Persero Tbk. PT	840,800	691,837
Gudang Garam Tbk. PT	148,200	775,410
Indofood Sukses Makmur Tbk. PT	264,700	145,643
Telekomunikasi Indonesia Persero Tbk. PT	10,243,100	3,116,420
United Tractors Tbk. PT	910,300	1,027,062

		6,435,162

Korea, Republic of - 14.3%
AMOREPACIFIC Group	1,259	184,751
BGF retail Co. Ltd.	1,765	328,634
CJ Corp.	4,401	777,017
CJ E&M Corp.	7,957	481,384
Daelim Industrial Co. Ltd.	7,804	520,592
Daewoo International Corp.	12,134	266,536
Dongbu Insurance Co. Ltd.	6,006	361,504
GS Retail Co. Ltd.	2,332	110,888
Hana Financial Group, Inc.	9,954	202,374
Hankook Tire Co. Ltd.	8,612	383,151
Hanmi Pharm Co. Ltd.	480	297,072

	SHARES	VALUE (Note 4)
Korea, Republic of - 14.3% (continued)
Hanwha Chemical Corp.	59,899	$1,251,552
Hanwha Corp.	22,560	700,851
Hyundai Marine & Fire Insurance Co. Ltd.	38,306	976,785
Hyundai Mobis Co. Ltd.	4,602	1,012,456
Industrial Bank of Korea	27,997	272,789
Kangwon Land, Inc.	10,193	369,853
KB Financial Group, Inc.	32,495	924,027
Kia Motors Corp.	4,427	166,807
Korea Electric Power Corp.	43,947	2,306,866
KT Corp.	9,941	256,746
KT&G Corp.	8,786	1,040,570
LG Chem Ltd.	2,306	526,618
LG Corp.	4,009	222,948
LG Uplus Corp.	73,257	695,771
Lotte Chemical Corp.	8,792	2,188,219
Lotte Chilsung Beverage Co. Ltd.	41	63,739
Mirae Asset Daewoo Co. Ltd.	34,163	233,622
S-1 Corp.	1,090	102,194
Samsung Card Co. Ltd.	2,008	72,766
Samsung Electronics Co. Ltd.	7,509	9,351,343
Shinhan Financial Group Co. Ltd.	43,430	1,427,501
Shinsegae Co. Ltd.	1,599	272,103
SK Innovation Co. Ltd.	24,932	3,071,977
SK Telecom Co. Ltd.	401	75,335
S-Oil Corp.	16,455	1,090,459
Woori Bank	115,423	959,670

		33,547,470

Malaysia - 3.0%
AirAsia Bhd.	4,200,292	2,719,539
Genting Bhd.	85,200	173,544
IHH Healthcare Bhd.	396,000	648,767
Malayan Banking Bhd.	350,100	708,201
MISC Bhd.	224,500	415,809
Public Bank Bhd.	184,200	887,560
Tenaga Nasional Bhd.	291,300	1,019,968
YTL Corp. Bhd.	994,100	412,605

		6,985,993

Malta - 0.7%
Brait SE †	180,353	1,719,189

Mexico - 4.4%
Alfa SAB de CV, Class A (1)	290,500	500,200
America Movil SAB de CV, Class L ADR (1)	31,433	385,369
Cemex SAB de CV ADR (1)†	78,640	485,209
Fomento Economico Mexicano SAB de CV ADR (1)	10,205	943,860
Gentera SAB de CV (1)	207,800	369,510
Gruma SAB de CV, Class B (1)	108,555	1,566,347
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	75,600	776,653
Grupo Aeroportuario del Sureste SAB de CV ADR (1)	1,728	275,702
Grupo Bimbo SAB de CV, Series A (1)	65,700	205,625
Grupo Financiero Banorte SAB de CV, Class O (1)	152,300	854,027

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Mexico - 4.4% (continued)
Grupo Financiero Santander Mexico SAB de CV, Class B ADR (1)	61,789	$561,662
Grupo Lala SAB de CV (1)	474,300	1,040,824
Grupo Televisa SAB ADR (1)	27,366	712,611
Kimberly-Clark de Mexico SAB de CV, Class A (1)	441,400	1,041,298
OHL Mexico SAB de CV (1)†	304,600	371,533
Promotora y Operadora de Infraestructura SAB de CV (1)	17,740	219,769

		10,310,199

Peru - 0.2%
Credicorp Ltd. (1)	3,587	553,582

Philippines - 1.0%
Ayala Corp.	12,620	228,359
Bank of the Philippine Islands	33,540	69,450
BDO Unibank, Inc.	55,070	131,566
Globe Telecom, Inc.	14,480	731,975
JG Summit Holdings, Inc.	252,740	461,721
Jollibee Foods Corp.	15,650	80,712
Metropolitan Bank & Trust Co.	62,860	121,069
Philippine Long Distance Telephone Co.	4,590	209,795
SM Investments Corp.	6,300	130,243
Universal Robina Corp.	44,160	195,859

		2,360,749

Poland - 1.6%
Cyfrowy Polsat SA †	15,529	86,876
Enea SA	30,308	76,197
Energa SA †	26,119	63,126
Eurocash SA	99,163	1,161,953
Grupa Azoty SA	16,428	287,206
Grupa Lotos SA †	25,410	196,560
Polski Koncern Naftowy Orlen SA †	60,274	1,058,742
Polskie Gornictwo Naftowe i Gazownictwo SA	480,548	685,087
Tauron Polska Energia SA	103,207	74,458

		3,690,205

Russia - 3.5%
Gazprom PJSC ADR (1)	350,088	1,515,881
Lukoil PJSC ADR	29,278	1,225,391
Mobile TeleSystems PJSC ADR (1)	160,169	1,326,199
Novatek OJSC GDR	5,239	536,008
Rosneft PJSC GDR	68,272	351,245
Severstal PJSC GDR	55,110	606,866
Sistema JSFC GDR	5,363	40,428
Surgutneftegas OJSC ADR (1)	88,464	453,820
Tatneft PJSC ADR (LSE)	35,099	1,083,468
Tatneft PJSC ADR (1)	36,624	1,140,387

		8,279,693

South Africa - 6.0%
Barloworld Ltd.	57,809	288,058
Bidvest Group Ltd. (The)	119,310	1,125,576
Capitec Bank Holdings Ltd.	10,046	407,512
Exxaro Resources Ltd.	47,903	220,700
Hyprop Investments Ltd. REIT	89,153	784,863
Imperial Holdings Ltd.	23,179	236,698

	SHARES	VALUE (Note 4)
South Africa - 6.0% (continued)
Investec Ltd.	251,299	$1,540,670
Liberty Holdings Ltd.	19,137	156,187
Mondi Ltd.	48,473	886,000
Naspers Ltd., Class N	24,595	3,755,535
Pick n Pay Stores Ltd. (a)	128,381	625,098
Redefine Properties Ltd. REIT	130,202	99,938
Remgro Ltd.	28,077	487,196
Resilient REIT Ltd.	80,551	721,699
Sanlam Ltd.	40,715	168,202
Sappi Ltd. †	86,242	401,493
Sasol Ltd.	15,393	416,438
Standard Bank Group Ltd.	57,365	499,616
Telkom SA SOC Ltd.	92,102	415,582
Truworths International Ltd.	135,014	785,705
Vodacom Group Ltd.	9,309	106,073

		14,128,839

Taiwan - 11.7%
Asustek Computer, Inc.	12,000	99,322
Casetek Holdings Ltd.	227,000	800,376
Catcher Technology Co. Ltd.	200,000	1,491,236
Cathay Financial Holding Co. Ltd.	398,200	436,457
Chailease Holding Co. Ltd.	162,240	264,513
Chicony Electronics Co. Ltd.	65,545	148,334
China Airlines Ltd. †	703,000	211,589
China Development Financial Holding Corp.	426,000	103,324
China Life Insurance Co. Ltd.	1,276,500	993,725
Compal Electronics, Inc.	417,000	263,797
CTBC Financial Holding Co. Ltd.	352,259	185,275
E.Sun Financial Holding Co. Ltd.	999,000	591,814
Eva Airways Corp. †	293,000	133,778
Far EasTone Telecommunications Co. Ltd. †	145,000	351,103
Feng TAY Enterprise Co. Ltd.	92,870	386,118
Foxconn Technology Co. Ltd.	500,613	1,182,549
Fubon Financial Holding Co. Ltd.	884,000	1,042,264
Hon Hai Precision Industry Co. Ltd.	1,128,630	2,907,672
Innolux Corp.	522,000	176,376
Inventec Corp.	499,000	356,790
Largan Precision Co. Ltd.	1,000	92,483
Lite-On Technology Corp.	322,000	443,488
Mega Financial Holding Co. Ltd.	450,000	340,367
Pegatron Corp.	197,000	418,414
Pou Chen Corp.	863,000	1,161,608
Powertech Technology, Inc.	514,000	1,147,650
Radiant Opto-Electronics Corp.	196,000	309,211
Realtek Semiconductor Corp.	68,000	212,084
Shin Kong Financial Holding Co. Ltd.	970,786	191,095
SinoPac Financial Holdings Co. Ltd.	677,841	201,164
Taiwan Fertilizer Co. Ltd.	69,000	92,117
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (1)	304,446	7,985,619
Uni-President Enterprises Corp.	566,000	1,117,874
United Microelectronics Corp.	1,349,000	529,053
Wistron Corp.	389,192	272,254
WPG Holdings Ltd.	129,000	150,660
Zhen Ding Technology Holding Ltd.	318,000	575,445

		27,366,998

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Thailand - 2.6%
Airports of Thailand PCL NVDR	48,100	$534,845
Bangkok Bank PCL NVDR	119,400	540,526
Bumrungrad Hospital PCL NVDR	45,300	235,892
Delta Electronics Thailand PCL NVDR	68,100	132,695
Home Product Center PCL NVDR	269,800	76,272
IRPC PCL NVDR	5,930,100	806,300
Kasikornbank PCL NVDR	24,100	117,027
Krung Thai Bank PCL NVDR	257,900	120,132
PTT Exploration & Production PCL NVDR	350,600	842,023
PTT Global Chemical PCL NVDR	231,700	393,203
Thai Oil PCL NVDR	678,000	1,162,265
Thai Union Group PCL NVDR	1,501,604	943,447
TMB Bank PCL NVDR	1,619,200	99,937

		6,004,564

Turkey - 1.7%
Akbank TAS	65,967	189,069
Arcelik A/S	296,652	1,953,266
TAV Havalimanlari Holding A/S	13,880	59,609
Turkiye Sise ve Cam Fabrikalari A/S	780,956	965,604
Turkiye Vakiflar Bankasi TAO, Class D	344,095	540,367
Yapi ve Kredi Bankasi A/S †	206,250	285,953

		3,993,868

TOTAL COMMON STOCKS (cost $219,624,315)		221,337,896

PREFERRED STOCKS - 1.5%

Brazil - 1.4%
Braskem SA, Class A (1)	334,400	1,977,898
Centrais Eletricas Brasileiras SA, Class B (1)†	175,700	958,274
Gerdau SA (1)	61,700	113,132
Itausa - Investimentos Itau SA (1)	60,841	142,050
Suzano Papel e Celulose SA, Series A (1)	46,200	163,094

		3,354,448

Chile - 0.1%
Embotelladora Andina SA, Series B (1)	59,595	209,910

TOTAL PREFERRED STOCKS (cost $3,176,846)		3,564,358

SHORT-TERM INVESTMENT - 2.5%

Investment Company - 2.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (c)
(cost $5,770,206)	5,770,206	5,770,206

SECURITIES LENDING COLLATERAL - 1.8%

Money Market Funds - 1.8%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.240% (c)(d)
(cost $4,150,731)	4,150,731	4,150,731

	SHARES	VALUE (Note 4)
TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 100.2% (cost $232,722,098)		$234,823,191

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%) (e)		(509,732)

NET ASSETS - 100.0%		$234,313,459

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $4,003,321; cash collateral of $4,150,731 was received with which the Fund purchased a money market fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$24,352,849	10.4%
Consumer Staples	18,430,106	7.9
Energy	19,555,504	8.3
Financials	56,302,362	23.9
Health Care	5,288,094	2.3
Industrials	14,896,110	6.4
Information Technology	49,364,650	21.0
Materials	11,191,280	4.8
Telecommunication Services	16,857,818	7.2
Utilities	8,663,481	3.7
Short-Term Investment	5,770,206	2.5
Securities Lending Collateral	4,150,731	1.8

Total Investments In Securities, At Value	234,823,191	100.2
Liabilities in Excess of Other Assets (e)	(509,732)	(0.2)

Net Assets	$234,313,459	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
134	BARC	E-Mini MSCI Emerging Markets Index Futures	09/2016	$5,462,182	$5,592,490	$130,308

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$231,710	$231,710

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

COMMON STOCKS - 95.5%	SHARES	VALUE (Note 4)
Consumer Discretionary - 14.4%
Amazon.com, Inc. †	1,490	$1,066,274
AutoZone, Inc. †	424	336,588
Bed Bath & Beyond, Inc. †	992	42,874
Best Buy Co., Inc.	23,327	713,806
Brunswick Corp.	1,340	60,729
Carnival Corp.	17,938	792,860
Carter’s, Inc.	2,410	256,593
Charter Communications, Inc., Class A †	685	156,618
Comcast Corp., Class A	10,061	655,877
Darden Restaurants, Inc.	10,834	686,226
Dick’s Sporting Goods, Inc.	500	22,530
Dillard’s, Inc., Class A	304	18,422
Dollar General Corp.	2,714	255,116
DR Horton, Inc.	28,233	888,775
Expedia, Inc.	1,077	114,485
Foot Locker, Inc.	10,719	588,044
Ford Motor Co.	21,575	271,198
GameStop Corp., Class A	10,680	283,874
Gannett Co., Inc.	4,568	63,084
General Motors Co.	19,346	547,492
Goodyear Tire & Rubber Co. (The)	11,619	298,143
Hasbro, Inc.	3,183	267,340
Home Depot, Inc. (The)	10,742	1,371,646
Kohl’s Corp.	600	22,752
Lear Corp.	5,698	579,828
Leggett & Platt, Inc.	335	17,122
LKQ Corp. †	2,069	65,587
Lowe’s Cos., Inc.	7,982	631,935
Mattel, Inc.	1,399	43,775
McDonald’s Corp.	2,976	358,132
Michael Kors Holdings Ltd. (United Kingdom) †	14,255	705,337
Michaels Cos., Inc. (The) †	1,677	47,694
Mohawk Industries, Inc. †	200	37,952
Murphy USA, Inc. †	830	61,553
NIKE, Inc., Class B	14,204	784,061
NVR, Inc. †	120	213,641
O’Reilly Automotive, Inc. †	1,521	412,343
Priceline Group, Inc. (The) †	308	384,510
Ross Stores, Inc.	4,649	263,552
Royal Caribbean Cruises Ltd.	6,122	411,092
Scripps Networks Interactive, Inc., Class A	2,265	141,042
Skechers U.S.A., Inc., Class A †	12,148	361,039
Target Corp.	5,517	385,197
TEGNA, Inc.	5,521	127,922
TJX Cos., Inc. (The)	6,263	483,691
TopBuild Corp. †	1,314	47,567
Ulta Salon Cosmetics & Fragrance, Inc. †	220	53,601
Urban Outfitters, Inc. †	5,730	157,575
Viacom, Inc., Class B	1,054	43,709
Whirlpool Corp.	935	155,808
Wyndham Worldwide Corp.	1,323	94,237

		16,850,848

Consumer Staples - 11.8%
Altria Group, Inc.	9,689	668,153
Archer-Daniels-Midland Co.	2,074	88,954
Campbell Soup Co.	4,032	268,249

	SHARES	VALUE (Note 4)
Consumer Staples - 11.8% (continued)
Clorox Co. (The)	1,823	$252,285
Coca-Cola Co. (The)	7,294	330,637
Coca-Cola European Partners plc (United Kingdom)	557	19,879
ConAgra Foods, Inc.	1,989	95,094
Constellation Brands, Inc., Class A	5,635	932,029
Costco Wholesale Corp.	819	128,616
Coty, Inc., Class A	600	15,594
CVS Health Corp.	4,925	471,519
Dr Pepper Snapple Group, Inc.	3,224	311,535
Estee Lauder Cos., Inc. (The), Class A	961	87,470
Flowers Foods, Inc.	1,351	25,331
Hormel Foods Corp.	19,503	713,810
Ingredion, Inc.	8,005	1,035,927
Kraft Heinz Co. (The)	2,933	259,512
Kroger Co. (The)	13,438	494,384
Mondelez International, Inc., Class A	7,813	355,570
Nu Skin Enterprises, Inc., Class A	3,592	165,914
PepsiCo, Inc.	1,612	170,775
Philip Morris International, Inc.	7,687	781,922
Pilgrim’s Pride Corp.	20,274	516,582
Procter & Gamble Co. (The)	16,086	1,362,002
Reynolds American, Inc.	4,087	220,412
Tyson Foods, Inc., Class A	29,811	1,991,077
Walgreens Boots Alliance, Inc.	6,834	569,067
Wal-Mart Stores, Inc.	20,427	1,491,580

		13,823,879

Energy - 4.3%
Antero Resources Corp. †	22,964	596,605
Diamond Offshore Drilling, Inc.	15,960	388,307
Exxon Mobil Corp.	5,473	513,039
HollyFrontier Corp.	8,603	204,493
Marathon Petroleum Corp.	2,550	96,798
Memorial Resource Development Corp. †	6,449	102,410
Noble Corp. plc (United Kingdom)	51,668	425,744
PBF Energy, Inc., Class A	7,875	187,268
Phillips 66	2,144	170,105
Pioneer Natural Resources Co.	794	120,061
QEP Resources, Inc.	2,217	39,086
Rowan Cos. plc, Class A	39,978	706,011
Tesoro Corp.	8,730	654,052
Transocean Ltd. (Switzerland)	12,952	153,999
Valero Energy Corp.	14,511	740,061

		5,098,039

Financials - 17.8%
Aflac, Inc.	5,622	405,683
Alleghany Corp. †	232	127,503
Allstate Corp. (The)	5,280	369,336
American Financial Group, Inc.	2,020	149,339
American Tower Corp. REIT	1,834	208,361
AmTrust Financial Services, Inc.	4,179	102,385
Annaly Capital Management, Inc. REIT	7,926	87,741
Arch Capital Group Ltd. †	1,245	89,640
Aspen Insurance Holdings Ltd.	557	25,834
Assurant, Inc.	1,497	129,206
Assured Guaranty Ltd.	17,711	449,328
AvalonBay Communities, Inc. REIT	848	152,971

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 17.8% (continued)
Axis Capital Holdings Ltd.	1,217	$66,935
Bank of America Corp.	31,071	412,312
Bank of New York Mellon Corp. (The)	8,466	328,904
Berkshire Hathaway, Inc., Class B †	10,007	1,448,914
Boston Properties, Inc. REIT	666	87,845
Capital One Financial Corp.	8,396	533,230
CBRE Group, Inc., Class A †	4,543	120,299
Chubb Ltd. (Switzerland)	7,280	951,569
Cincinnati Financial Corp.	1,614	120,872
Citigroup, Inc.	15,791	669,380
Commerce Bancshares, Inc.	1,056	50,582
Crown Castle International Corp. REIT	1,636	165,939
Digital Realty Trust, Inc. REIT	1,365	148,771
Discover Financial Services	3,668	196,568
Endurance Specialty Holdings Ltd.	700	47,012
Equinix, Inc. REIT	462	179,131
Equity Residential REIT	3,532	243,284
Essex Property Trust, Inc. REIT	218	49,724
Everest Re Group Ltd.	2,552	466,174
Extra Space Storage, Inc. REIT	2,146	198,591
Federal Realty Investment Trust REIT	366	60,591
Fifth Third Bancorp	13,754	241,933
General Growth Properties, Inc. REIT	3,378	100,732
Hanover Insurance Group, Inc. (The)	2,645	223,820
Hartford Financial Services Group, Inc. (The)	8,770	389,213
HCP, Inc. REIT	3,475	122,945
Host Hotels & Resorts, Inc. REIT	6,659	107,942
Huntington Bancshares, Inc.	8,345	74,604
Intercontinental Exchange, Inc.	134	34,299
Jones Lang LaSalle, Inc.	772	75,231
JPMorgan Chase & Co.	33,619	2,089,085
Kimco Realty Corp. REIT	5,802	182,067
Macerich Co. (The) REIT	2,285	195,116
Morgan Stanley	700	18,186
Nasdaq, Inc.	8,167	528,160
New York Community Bancorp, Inc.	5,186	77,738
Old Republic International Corp.	6,568	126,697
PNC Financial Services Group, Inc. (The)	8,462	688,722
Popular, Inc.	5,374	157,458
Progressive Corp. (The)	14,022	469,737
Prologis, Inc. REIT	3,209	157,369
Prudential Financial, Inc.	4,660	332,444
Public Storage REIT	1,765	451,116
Realty Income Corp. REIT	2,821	195,665
Reinsurance Group of America, Inc.	744	72,161
RenaissanceRe Holdings Ltd.	752	88,315
S&P Global, Inc.	1,350	144,801
Simon Property Group, Inc. REIT	2,026	439,439
State Street Corp.	1,751	94,414
SunTrust Banks, Inc.	10,764	442,185
Synchrony Financial †	4,684	118,412
Travelers Cos., Inc. (The)	7,698	916,370
Unum Group	2,416	76,805
US Bancorp	14,939	602,490
Validus Holdings Ltd.	1,785	86,733
Ventas, Inc. REIT	2,509	182,705
Vornado Realty Trust REIT	648	64,878

	SHARES	VALUE (Note 4)
Financials - 17.8% (continued)
Wells Fargo & Co.	27,517	$1,302,380
Welltower, Inc. REIT	2,033	154,854
Weyerhaeuser Co. REIT	4,966	147,838
WR Berkley Corp.	1,691	101,325

		20,920,338

Health Care - 9.2%
Abbott Laboratories	1,400	55,034
Aetna, Inc.	6,931	846,483
Akorn, Inc. †	6,326	180,196
Amgen, Inc.	1,919	291,976
Anthem, Inc.	3,698	485,695
Baxter International, Inc.	26,453	1,196,205
Becton Dickinson and Co.	367	62,240
Bruker Corp.	10,533	239,521
Charles River Laboratories International, Inc. †	5,581	460,098
Cigna Corp.	1,272	162,803
Community Health Systems, Inc. †	5,700	68,685
Edwards Lifesciences Corp. †	2,781	277,349
Eli Lilly & Co.	243	19,136
Express Scripts Holding Co. †	1,886	142,959
Gilead Sciences, Inc.	4,785	399,165
HCA Holdings, Inc. †	3,624	279,084
Humana, Inc.	746	134,191
Intrexon Corp. †	10,099	248,536
Ionis Pharmaceuticals, Inc. †	10,537	245,407
Johnson & Johnson	14,264	1,730,223
Laboratory Corp. of America Holdings †	294	38,299
Mallinckrodt plc †	600	36,468
Pfizer, Inc.	26,607	936,833
Quest Diagnostics, Inc.	1,408	114,625
Quintiles Transnational Holdings, Inc. †	313	20,445
Shire plc ADR (Ireland)	—	46
St. Jude Medical, Inc.	674	52,572
United Therapeutics Corp. †	3,546	375,592
UnitedHealth Group, Inc.	8,279	1,168,995
Universal Health Services, Inc., Class B	1,130	151,533
VCA, Inc. †	1,058	71,531
WellCare Health Plans, Inc. †	3,000	321,840

		10,813,765

Industrials - 9.3%
3M Co.	1,376	240,965
A.O. Smith Corp.	2,570	226,443
Acuity Brands, Inc.	450	111,582
AGCO Corp.	2,300	108,399
Alaska Air Group, Inc.	1,500	87,435
AMERCO	212	79,405
Boeing Co. (The)	3,641	472,857
BWX Technologies, Inc.	9,885	353,586
Carlisle Cos., Inc.	1,140	120,475
Cintas Corp.	2,169	212,844
Danaher Corp.	3,850	388,850
Delta Air Lines, Inc.	19,940	726,414
Equifax, Inc.	1,449	186,052
FedEx Corp.	1,049	159,217
General Dynamics Corp.	2,345	326,518
General Electric Co.	10,492	330,288

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 9.3% (continued)
Huntington Ingalls Industries, Inc.	3,549	$596,338
JetBlue Airways Corp. †	44,597	738,526
Lennox International, Inc.	454	64,740
Lockheed Martin Corp.	397	98,523
Manitowoc Co., Inc. (The)	27,387	149,259
ManpowerGroup, Inc.	700	45,038
Masco Corp.	9,963	308,255
MSC Industrial Direct Co., Inc., Class A	2,498	176,259
Northrop Grumman Corp.	3,569	793,317
Oshkosh Corp.	2,070	98,760
Owens Corning	17,377	895,263
Pitney Bowes, Inc.	1,916	34,105
Raytheon Co.	2,700	367,065
Republic Services, Inc.	1,912	98,105
RR Donnelley & Sons Co.	2,380	40,270
Snap-on, Inc.	700	110,474
Southwest Airlines Co.	2,746	107,671
Spirit AeroSystems Holdings, Inc., Class A †	13,821	594,303
Stanley Black & Decker, Inc.	4,216	468,904
Textron, Inc.	1,471	53,780
Toro Co. (The)	726	64,033
Trinity Industries, Inc.	14,161	262,970
United Continental Holdings, Inc. †	14,708	603,616

		10,900,904

Information Technology - 21.2%
Accenture plc, Class A (Ireland)	7,680	870,067
Activision Blizzard, Inc.	11,247	445,719
Akamai Technologies, Inc. †	1,752	97,989
Alphabet, Inc., Class A †	2,330	1,639,225
Alphabet, Inc., Class C †	1,566	1,083,829
Amdocs Ltd.	4,880	281,674
Apple, Inc.	28,952	2,767,811
Arista Networks, Inc. †	651	41,911
Arrow Electronics, Inc. †	8,507	526,583
Avnet, Inc.	4,465	180,877
Brocade Communications Systems, Inc.	48,333	443,697
CA, Inc.	1,723	56,566
Cadence Design Systems, Inc. †	11,092	269,536
CDW Corp.	3,076	123,286
Cisco Systems, Inc.	52,198	1,497,561
Citrix Systems, Inc. †	11,439	916,150
Cognizant Technology Solutions Corp., Class A †	5,777	330,675
Computer Sciences Corp.	7,380	366,417
eBay, Inc. †	16,278	381,068
Electronic Arts, Inc. †	800	60,608
EMC Corp.	9,598	260,778
Facebook, Inc., Class A †	13,550	1,548,494
First Solar, Inc. †	22,084	1,070,632
Fiserv, Inc. †	889	96,661
Genpact Ltd. †	2,135	57,303
Global Payments, Inc.	3,333	237,910
Hewlett Packard Enterprise Co.	3,879	70,869
HP, Inc.	10,877	136,506
Intel Corp.	44,703	1,466,258
International Business Machines Corp.	3,340	506,945
Jabil Circuit, Inc.	3,481	64,294

	SHARES	VALUE (Note 4)
Information Technology - 21.2% (continued)
Jack Henry & Associates, Inc.	395	$34,472
Juniper Networks, Inc.	4,400	98,956
Lam Research Corp.	5,777	485,615
LinkedIn Corp., Class A †	362	68,508
Microsoft Corp.	48,097	2,461,123
Nuance Communications, Inc. †	25,382	396,721
NVIDIA Corp.	12,074	567,599
Oracle Corp.	5,078	207,843
PayPal Holdings, Inc. †	6,061	221,287
Rackspace Hosting, Inc. †	17,408	363,131
Synopsys, Inc. †	1,540	83,283
Teradyne, Inc.	13,503	265,874
Texas Instruments, Inc.	10,592	663,589
Total System Services, Inc.	7,712	409,584
VeriSign, Inc. †	1,510	130,555
VMware, Inc., Class A †	1,124	64,315
Western Union Co. (The)	7,332	140,628
Xerox Corp.	24,903	236,329

		24,797,311

Materials - 2.1%
Avery Dennison Corp.	1,548	115,713
Dow Chemical Co. (The)	12,625	627,589
Eastman Chemical Co.	722	49,024
EI du Pont de Nemours & Co.	4,525	293,220
Graphic Packaging Holding Co.	1,500	18,810
Huntsman Corp.	11,672	156,988
LyondellBasell Industries NV, Class A	6,070	451,729
Monsanto Co.	2,354	243,427
Newmont Mining Corp.	1,500	58,680
Reliance Steel & Aluminum Co.	2,812	216,243
Sherwin-Williams Co. (The)	255	74,886
Westlake Chemical Corp.	3,136	134,597

		2,440,906

Telecommunication Services - 2.2%
AT&T, Inc.	30,071	1,299,368
CenturyLink, Inc.	3,166	91,846
Verizon Communications, Inc.	20,281	1,132,491

		2,523,705

Utilities - 3.2%
Ameren Corp.	9,423	504,884
American Electric Power Co., Inc.	6,609	463,225
Consolidated Edison, Inc.	6,312	507,737
Exelon Corp.	16,180	588,305
Great Plains Energy, Inc.	10,208	310,323
Pinnacle West Capital Corp.	9,191	745,023
Public Service Enterprise Group, Inc.	13,273	618,655
Vectren Corp.	1,193	62,835

		3,800,987

TOTAL COMMON STOCKS (cost $110,192,021)		111,970,682

EXCHANGE TRADED FUND - 3.1%
SPDR S&P 500 Fund Trust (cost $3,362,060)	17,270	3,618,583

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
SHORT-TERM INVESTMENT - 1.8%

Investment Company - 1.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (2)(a)
(cost $2,107,562)	2,107,562	$2,107,562

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 100.4% (cost $115,661,643)		117,696,827

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)		(469,061)

NET ASSETS - 100.0%		$117,227,766

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

COMMON STOCKS - 97.6%	SHARES	VALUE (Note 4)
Consumer Discretionary - 17.3%
1-800-Flowers.com, Inc., Class A †	1,397	$12,601
Abercrombie & Fitch Co., Class A	1,229	21,889
American Axle & Manufacturing Holdings, Inc. †	6,945	100,564
American Eagle Outfitters, Inc. (a)	5,088	81,052
American Public Education, Inc. †	2,283	64,152
Asbury Automotive Group, Inc. †	105	5,538
Ascena Retail Group, Inc. †	2,072	14,483
Bassett Furniture Industries, Inc.	1,542	36,915
Beazer Homes USA, Inc. †	6,658	51,600
Big Lots, Inc.	540	27,059
Bloomin’ Brands, Inc.	378	6,755
Boyd Gaming Corp. †	714	13,138
Buckle, Inc. (The) (a)	357	9,278
Build-A-Bear Workshop, Inc. †	347	4,657
Caesars Entertainment Corp. †(a)	5,365	41,257
Caleres, Inc.	708	17,141
Capella Education Co.	88	4,632
Career Education Corp. †	5,761	34,278
Carrols Restaurant Group, Inc. †	724	8,616
Cato Corp. (The), Class A	362	13,655
Chico’s FAS, Inc.	726	7,775
Children’s Place, Inc. (The)	466	37,364
Citi Trends, Inc.	524	8,138
Cooper Tire & Rubber Co.	3,053	91,040
Cooper-Standard Holding, Inc. †	1,762	139,180
Core-Mark Holding Co., Inc.	182	8,529
Cracker Barrel Old Country Store, Inc. (a)	321	55,042
Dave & Buster’s Entertainment, Inc. †	215	10,060
Deckers Outdoor Corp. †	99	5,694
Denny’s Corp. †	589	6,320
Diamond Resorts International, Inc. †(a)	810	24,268
Dorman Products, Inc. †	125	7,150
DreamWorks Animation SKG, Inc., Class A †	583	23,827
Drew Industries, Inc.	499	42,335
Eldorado Resorts, Inc. †	4,940	75,063
Ethan Allen Interiors, Inc.	830	27,423
Express, Inc. †	3,983	57,793
Finish Line, Inc. (The), Class A	382	7,713
Flexsteel Industries, Inc.	180	7,132
Fossil Group, Inc. †	929	26,504
Francesca’s Holdings Corp. †	1,228	13,569
Fred’s, Inc., Class A	332	5,349
Gannett Co., Inc.	6,569	90,718
Genesco, Inc. †	89	5,724
G-III Apparel Group Ltd. †	440	20,117
Gray Television, Inc. †	1,861	20,192
Group 1 Automotive, Inc.	192	9,477
Guess?, Inc.	1,096	16,495
Haverty Furniture Cos., Inc.	305	5,499
Helen of Troy Ltd. †	424	43,604
Hooker Furniture Corp.	814	17,493
HSN, Inc.	118	5,774
Interval Leisure Group, Inc.	300	4,770
Isle of Capri Casinos, Inc. †	1,489	27,278
Jack in the Box, Inc.	113	9,709
JAKKS Pacific, Inc. †(a)	925	7,317

	SHARES	VALUE (Note 4)
Consumer Discretionary - 17.3% (continued)
K12, Inc. †	636	$7,944
KB Home (a)	2,196	33,401
Kirkland’s, Inc. †	386	5,666
La-Z-Boy, Inc.	552	15,357
LGI Homes, Inc. †(a)	980	31,301
Lithia Motors, Inc., Class A	654	46,480
Marcus Corp. (The)	373	7,870
Marriott Vacations Worldwide Corp.	222	15,205
Media General, Inc. †	744	12,789
Meredith Corp.	227	11,784
Metaldyne Performance Group, Inc.	952	13,090
Movado Group, Inc.	3,060	66,341
Nautilus, Inc. †	2,029	36,197
New Media Investment Group, Inc.	1,963	35,471
New York Times Co. (The), Class A	1,221	14,774
Nexstar Broadcasting Group, Inc., Class A (a)	545	25,931
Nutrisystem, Inc.	645	16,357
Office Depot, Inc. †	13,694	45,327
Outerwall, Inc. (a)	611	25,662
Oxford Industries, Inc.	326	18,458
Papa John’s International, Inc. (a)	116	7,888
Penn National Gaming, Inc. †	1,093	15,247
PetMed Express, Inc.	855	16,040
Pier 1 Imports, Inc. (a)	2,968	15,256
PNK Entertainment, Inc. †	415	4,598
Red Robin Gourmet Burgers, Inc. †	149	7,067
Ruth’s Hospitality Group, Inc.	1,008	16,078
Select Comfort Corp. †	489	10,455
Shoe Carnival, Inc.	500	12,530
Sinclair Broadcast Group, Inc., Class A	1,366	40,789
Smith & Wesson Holding Corp. †	6,293	171,044
Sonic Automotive, Inc., Class A	392	6,707
Sonic Corp.	209	5,653
Standard Motor Products, Inc.	409	16,270
Steven Madden Ltd. †	796	27,207
Stoneridge, Inc. †	2,222	33,197
Strayer Education, Inc. †	273	13,412
Sturm Ruger & Co., Inc.	811	51,912
Superior Industries International, Inc.	1,089	29,163
Tenneco, Inc. †	1,069	49,826
Texas Roadhouse, Inc.	339	15,458
Tile Shop Holdings, Inc. †	538	10,695
TopBuild Corp. †	359	12,996
Tower International, Inc.	710	14,612
Vera Bradley, Inc. †	1,513	21,439
Wayfair, Inc., Class A †(a)	190	7,410
Weight Watchers International, Inc. †	702	8,164
Winnebago Industries, Inc.	192	4,401
World Wrestling Entertainment, Inc., Class A (a)	1,019	18,760
ZAGG, Inc. †	4,206	22,082
Zumiez, Inc. †	340	4,865

		2,717,321

Consumer Staples - 5.8%
Cal-Maine Foods, Inc. (a)	1,740	77,117
Central Garden & Pet Co., Class A †	1,195	25,943

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 5.8% (continued)
Coca-Cola Bottling Co. Consolidated	132	$19,466
Darling Ingredients, Inc. †	1,904	28,370
Dean Foods Co.	2,091	37,826
Fresh Del Monte Produce, Inc.	950	51,708
Ingles Markets, Inc., Class A	454	16,934
J&J Snack Foods Corp.	58	6,918
John B. Sanfilippo & Son, Inc.	1,112	47,405
Lancaster Colony Corp.	98	12,506
Medifast, Inc.	218	7,253
MGP Ingredients, Inc.	944	36,089
National Beverage Corp. †	1,777	111,613
Natural Health Trends Corp. (a)	2,726	76,846
Omega Protein Corp. †	6,158	123,098
Revlon, Inc., Class A †	311	10,008
Sanderson Farms, Inc.	642	55,623
SpartanNash Co.	620	18,960
SUPERVALU, Inc. †	2,754	12,999
Universal Corp.	169	9,758
USANA Health Sciences, Inc. †	834	92,933
Vector Group Ltd.	737	16,523
Weis Markets, Inc.	279	14,103

		909,999

Energy - 1.7%
Atwood Oceanics, Inc. (a)	8,980	112,430
Delek US Holdings, Inc.	489	6,460
DHT Holdings, Inc.	1,051	5,287
Gener8 Maritime, Inc. †	4,125	26,400
Jones Energy, Inc., Class A †	4,328	17,831
Matrix Service Co. †	333	5,491
McDermott International, Inc. †	1,162	5,740
Renewable Energy Group, Inc. †	3,035	26,799
REX American Resources Corp. †	119	7,120
Scorpio Tankers, Inc. (Monaco)	3,881	16,300
Western Refining, Inc. (a)	1,529	31,543

		261,401

Financials - 24.0%
1st Source Corp.	596	19,304
Acadia Realty Trust REIT	671	23,834
Agree Realty Corp. REIT	257	12,398
Alexander & Baldwin, Inc.	361	13,047
Ambac Financial Group, Inc. †	1,226	20,180
American Assets Trust, Inc. REIT	285	12,095
American Equity Investment Life Holding Co.	1,530	21,802
AMERISAFE, Inc.	595	36,426
Apollo Commercial Real Estate Finance, Inc. REIT (a)	1,215	19,525
Argo Group International Holdings Ltd.	1,064	55,206
Banc of California, Inc.	1,039	18,806
BancorpSouth, Inc.	1,819	41,273
BBCN Bancorp, Inc.	603	8,997
Berkshire Hills Bancorp, Inc.	401	10,795
BGC Partners, Inc., Class A	886	7,717
BNC Bancorp	210	4,769
BofI Holding, Inc. †(a)	505	8,944
Brookline Bancorp, Inc.	576	6,353
Capstead Mortgage Corp. REIT	2,798	27,141

	SHARES	VALUE (Note 4)
Financials - 24.0% (continued)
Cardinal Financial Corp.	302	$6,626
Cathay General Bancorp	1,997	56,315
CBL & Associates Properties, Inc. REIT	2,030	18,899
CenterState Banks, Inc.	1,055	16,616
Chatham Lodging Trust REIT	678	14,902
Chemical Financial Corp. (a)	955	35,612
Chesapeake Lodging Trust REIT	556	12,927
City Holding Co.	273	12,413
CNO Financial Group, Inc.	5,135	89,657
Colony Capital, Inc., Class A REIT	962	14,767
Colony Starwood Homes REIT	606	18,435
Columbia Banking System, Inc.	559	15,686
Community Trust Bancorp, Inc.	222	7,695
CoreSite Realty Corp. REIT	275	24,390
Cousins Properties, Inc. REIT	1,930	20,072
CubeSmart REIT	1,534	47,370
Customers Bancorp, Inc. †	1,062	26,688
CYS Investments, Inc. REIT	3,447	28,851
DiamondRock Hospitality Co. REIT	2,138	19,306
Dime Community Bancshares, Inc.	673	11,448
DuPont Fabros Technology, Inc. REIT	669	31,804
EastGroup Properties, Inc. REIT	226	15,576
Education Realty Trust, Inc. REIT	525	24,223
Employers Holdings, Inc.	3,538	102,673
Enstar Group Ltd. †	107	17,333
Enterprise Financial Services Corp.	721	20,109
FBL Financial Group, Inc., Class A	333	20,203
Federal Agricultural Mortgage Corp., Class C	219	7,626
Federated National Holding Co.	876	16,679
FelCor Lodging Trust, Inc. REIT	2,524	15,725
Fidelity Southern Corp.	893	13,993
Financial Institutions, Inc.	390	10,167
First Busey Corp.	276	5,904
First Citizens BancShares, Inc., Class A	129	33,399
First Commonwealth Financial Corp.	537	4,940
First Defiance Financial Corp.	680	26,418
First Financial Bancorp	386	7,508
First Financial Corp.	157	5,749
First Industrial Realty Trust, Inc. REIT	1,063	29,573
First Interstate BancSystem, Inc., Class A	1,069	30,039
First Merchants Corp.	770	19,196
First Midwest Bancorp, Inc.	830	14,575
First NBC Bank Holding Co. †	361	6,061
FirstMerit Corp.	1,261	25,560
Flagstar Bancorp, Inc. †	573	13,987
Flushing Financial Corp.	411	8,171
FNB Corp.	2,183	27,375
Four Corners Property Trust, Inc. REIT	666	13,713
Franklin Street Properties Corp. REIT	1,514	18,577
Fulton Financial Corp.	3,838	51,813
GEO Group, Inc. (The) REIT	598	20,440
Global Net Lease, Inc. REIT	1,504	11,957
Government Properties Income Trust REIT	594	13,698
Gramercy Property Trust REIT	3,124	28,803
Great Southern Bancorp, Inc.	426	15,749
Great Western Bancorp, Inc.	1,392	43,904
Hanmi Financial Corp.	456	10,711

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 24.0% (continued)
Hatteras Financial Corp. REIT	967	$15,859
HCI Group, Inc.	253	6,902
Healthcare Realty Trust, Inc. REIT	854	29,881
Heartland Financial USA, Inc.	596	21,033
Heritage Financial Corp.	437	7,682
Heritage Insurance Holdings, Inc.	2,226	26,645
Hersha Hospitality Trust REIT	685	11,748
Hilltop Holdings, Inc. †	1,030	21,620
HomeStreet, Inc. †	697	13,884
Horace Mann Educators Corp.	851	28,755
Hudson Pacific Properties, Inc. REIT	552	16,107
Independent Bank Corp./MI	351	5,093
Independent Bank Group, Inc.	131	5,621
Infinity Property & Casualty Corp.	97	7,824
International Bancshares Corp.	840	21,916
INTL. FCStone, Inc. †	677	18,475
Invesco Mortgage Capital, Inc. REIT	1,685	23,068
Investment Technology Group, Inc.	360	6,019
Investors Real Estate Trust REIT	1,708	11,051
James River Group Holdings Ltd.	518	17,591
Janus Capital Group, Inc.	594	8,268
Kite Realty Group Trust REIT	646	18,107
LaSalle Hotel Properties REIT	869	20,491
LegacyTexas Financial Group, Inc.	599	16,119
Lexington Realty Trust REIT	1,901	19,219
LTC Properties, Inc. REIT	343	17,743
Mack-Cali Realty Corp. REIT	1,735	46,845
Maiden Holdings Ltd.	1,955	23,929
MB Financial, Inc.	1,204	43,681
Medical Properties Trust, Inc. REIT	2,177	33,112
Meta Financial Group, Inc.	152	7,746
MGIC Investment Corp. †	11,813	70,287
Monmouth Real Estate Investment Corp. REIT	653	8,659
Monogram Residential Trust, Inc. REIT	1,718	17,541
National General Holdings Corp.	765	16,386
National Health Investors, Inc. REIT	299	22,452
National Western Life Group, Inc., Class A	55	10,740
Navigators Group, Inc. (The)	423	38,903
NBT Bancorp, Inc.	821	23,505
Nelnet, Inc., Class A	233	8,097
New Residential Investment Corp. REIT	2,669	36,939
New Senior Investment Group, Inc. REIT	510	5,447
New York REIT, Inc.	1,150	10,637
Old National Bancorp	1,544	19,346
Opus Bank	562	18,996
Oritani Financial Corp.	488	7,803
Pacific Premier Bancorp, Inc. †	514	12,336
Parkway Properties, Inc. REIT	687	11,494
Peapack Gladstone Financial Corp.	369	6,830
Pebblebrook Hotel Trust REIT	600	15,750
Pennsylvania REIT	634	13,599
PennyMac Mortgage Investment Trust REIT	713	11,572
Physicians Realty Trust REIT	1,017	21,367
Piper Jaffray Cos. †	425	16,023
Potlatch Corp. REIT	371	12,651
Preferred Bank	592	17,094
Primerica, Inc.	659	37,721

	SHARES	VALUE (Note 4)
Financials - 24.0% (continued)
PrivateBancorp, Inc.	529	$23,292
Prosperity Bancshares, Inc.	1,545	78,780
Provident Financial Services, Inc.	940	18,462
PS Business Parks, Inc. REIT	119	12,624
QTS Realty Trust, Inc., Class A REIT	322	18,026
Radian Group, Inc.	1,800	18,756
Ramco-Gershenson Properties Trust REIT	674	13,217
Redwood Trust, Inc. REIT	1,499	20,701
Regional Management Corp. †	348	5,102
Renasant Corp.	315	10,184
Retail Opportunity Investments Corp. REIT	792	17,163
Rexford Industrial Realty, Inc. REIT	980	20,668
RLJ Lodging Trust REIT	1,068	22,909
Ryman Hospitality Properties, Inc. REIT	361	18,285
Sabra Health Care REIT, Inc.	655	13,516
Sandy Spring Bancorp, Inc.	415	12,060
Select Income REIT	550	14,295
Selective Insurance Group, Inc.	1,516	57,926
Seritage Growth Properties, Class A REIT	196	9,769
ServisFirst Bancshares, Inc.	133	6,569
Simmons First National Corp., Class A	152	7,020
Sovran Self Storage, Inc. REIT	396	41,548
STAG Industrial, Inc. REIT	405	9,643
Stock Yards Bancorp, Inc.	234	6,606
Summit Hotel Properties, Inc. REIT	1,531	20,270
Sunstone Hotel Investors, Inc. REIT	1,770	21,364
Terreno Realty Corp. REIT	727	18,807
Texas Capital Bancshares, Inc. †	672	31,423
Towne Bank	1,008	21,823
Trico Bancshares	365	10,074
Trustmark Corp.	1,520	37,772
Umpqua Holdings Corp.	3,977	61,524
United Financial Bancorp, Inc.	473	6,140
United Fire Group, Inc.	1,204	51,086
United Insurance Holdings Corp.	777	12,727
Universal Insurance Holdings, Inc. (a)	1,304	24,228
Urban Edge Properties REIT	762	22,753
Walker & Dunlop, Inc. †	1,680	38,270
Washington Federal, Inc.	2,612	63,367
Washington REIT	485	15,258
Webster Financial Corp.	1,301	44,169
Wintrust Financial Corp.	1,079	55,029
WP Glimcher, Inc. REIT	1,103	12,343
WSFS Financial Corp.	309	9,947
Xenia Hotels & Resorts, Inc. REIT	991	16,629

		3,787,551

Health Care - 10.8%
Aceto Corp.	553	12,105
Acorda Therapeutics, Inc. †	1,312	33,463
Aduro Biotech, Inc. †	417	4,716
Alder Biopharmaceuticals, Inc. †(a)	369	9,214
Almost Family, Inc. †	234	9,971
AMAG Pharmaceuticals, Inc. †(a)	820	19,614
Amedisys, Inc. †	885	44,675
AMN Healthcare Services, Inc. †	1,407	56,238
Amphastar Pharmaceuticals, Inc. †	957	15,427
ANI Pharmaceuticals, Inc. †(a)	126	7,033

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 10.8% (continued)
Anika Therapeutics, Inc. †	1,197	$64,219
BioCryst Pharmaceuticals, Inc. †(a)	3,293	9,352
BioSpecifics Technologies Corp. †	389	15,537
BioTelemetry, Inc. †	3,605	58,761
Cambrex Corp. †	1,155	59,748
Cara Therapeutics, Inc. †	3,299	15,868
Catalent, Inc. †	331	7,610
Chemed Corp.	304	41,438
Corcept Therapeutics, Inc. †	1,418	7,742
Cross Country Healthcare, Inc. †	434	6,041
Cynosure, Inc., Class A †	576	28,019
Depomed, Inc. †(a)	902	17,697
Eagle Pharmaceuticals, Inc. †(a)	610	23,662
Emergent BioSolutions, Inc. †	1,807	50,813
Enanta Pharmaceuticals, Inc. †	618	13,627
Exelixis, Inc. †	3,250	25,382
Five Prime Therapeutics, Inc. †	1,410	58,303
Heska Corp. †	249	9,255
Horizon Pharma plc †	2,091	34,439
ICU Medical, Inc. †	129	14,545
INC Research Holdings, Inc., Class A †	1,180	44,993
Innoviva, Inc. (a)	1,303	13,721
Integra LifeSciences Holdings Corp. †	223	17,791
iRadimed Corp. †	984	21,412
Kite Pharma, Inc. †(a)	139	6,950
Lannett Co., Inc. †(a)	282	6,709
LeMaitre Vascular, Inc.	739	10,546
Lexicon Pharmaceuticals, Inc. †(a)	1,133	16,259
LHC Group, Inc. †	515	22,289
Ligand Pharmaceuticals, Inc. †(a)	509	60,708
Luminex Corp. †	809	16,366
Masimo Corp. †	934	49,049
Merit Medical Systems, Inc. †	673	13,346
Molina Healthcare, Inc. †	1,091	54,441
Myriad Genetics, Inc. †	1,718	52,571
Natus Medical, Inc. †	525	19,845
Neurocrine Biosciences, Inc. †	454	20,634
Nobilis Health Corp. †	3,129	6,978
Novavax, Inc. †	2,318	16,852
NuVasive, Inc. †	213	12,720
OraSure Technologies, Inc. †	1,631	9,639
Pacific Biosciences of California, Inc. †	1,563	10,996
PDL BioPharma, Inc.	13,390	42,045
PharMerica Corp. †	265	6,535
Phibro Animal Health Corp., Class A	288	5,374
PRA Health Sciences, Inc. †	817	34,118
Prestige Brands Holdings, Inc. †	750	41,550
Radius Health, Inc. †(a)	463	17,015
Repligen Corp. †	659	18,030
Retrophin, Inc. †(a)	1,531	27,267
SciClone Pharmaceuticals, Inc. †	5,315	69,414
Select Medical Holdings Corp. †	452	4,913
Spark Therapeutics, Inc. †	674	34,462
Sucampo Pharmaceuticals, Inc., Class A †	623	6,834
Supernus Pharmaceuticals, Inc. †	1,506	30,677
TransEnterix, Inc. †(a)	12,216	14,904
Triple-S Management Corp., Class B †	2,220	54,235
Xencor, Inc. †	517	9,818

		1,696,520

	SHARES	VALUE (Note 4)
Industrials - 13.9%
ABM Industries, Inc.	206	$7,515
ACCO Brands Corp. †	8,789	90,790
Aegion Corp. †	851	16,603
Air Transport Services Group, Inc. †	739	9,577
Aircastle Ltd.	1,072	20,968
Alamo Group, Inc.	490	32,325
Allegiant Travel Co.	100	15,150
Altra Industrial Motion Corp.	431	11,628
American Railcar Industries, Inc. (a)	139	5,486
American Woodmark Corp. †	679	45,072
Apogee Enterprises, Inc.	513	23,778
Applied Industrial Technologies, Inc.	387	17,469
Atlas Air Worldwide Holdings, Inc. †	352	14,580
Barnes Group, Inc.	736	24,376
Barrett Business Services, Inc.	1,192	49,253
Briggs & Stratton Corp.	508	10,759
Brink’s Co. (The)	524	14,929
Builders FirstSource, Inc. †	3,423	38,509
CBIZ, Inc. †	829	8,630
Comfort Systems USA, Inc.	1,182	38,498
Deluxe Corp.	973	64,578
Douglas Dynamics, Inc.	481	12,376
Dycom Industries, Inc. †	433	38,866
EMCOR Group, Inc.	1,222	60,196
Encore Wire Corp.	178	6,636
Energy Recovery, Inc. †	3,460	30,759
EnerSys	337	20,041
Engility Holdings, Inc. †	574	12,123
Ennis, Inc.	4,170	79,981
Federal Signal Corp.	846	10,896
FreightCar America, Inc.	526	7,390
FTI Consulting, Inc. †	150	6,102
G&K Services, Inc., Class A	129	9,877
General Cable Corp.	830	10,549
Gibraltar Industries, Inc. †	1,109	35,011
Global Brass & Copper Holdings, Inc.	1,620	44,210
Greenbrier Cos., Inc. (The) (a)	2,259	65,805
Griffon Corp.	295	4,974
H&E Equipment Services, Inc.	1,259	23,959
Hawaiian Holdings, Inc. †	353	13,400
Herman Miller, Inc.	986	29,472
Hillenbrand, Inc.	227	6,819
HNI Corp.	227	10,553
Hub Group, Inc., Class A †	503	19,300
Huron Consulting Group, Inc. †	92	5,559
ICF International, Inc. †	362	14,806
Insperity, Inc.	1,460	112,756
Insteel Industries, Inc.	4,614	131,914
Interface, Inc.	987	15,052
John Bean Technologies Corp.	342	20,937
Kadant, Inc.	399	20,552
Kaman Corp.	164	6,973
Kelly Services, Inc., Class A	748	14,190
Kforce, Inc.	470	7,938
Knoll, Inc.	642	15,588
LSI Industries, Inc.	467	5,170
Lydall, Inc. †	330	12,725
MasTec, Inc. †	713	15,914
Matson, Inc.	320	10,333

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 13.9% (continued)
Mercury Systems, Inc. †	564	$14,021
Mistras Group, Inc. †	970	23,154
Moog, Inc., Class A †	137	7,387
MRC Global, Inc. †	560	7,958
Mueller Industries, Inc.	234	7,460
MYR Group, Inc. †	223	5,370
National Presto Industries, Inc.	193	18,210
Navigant Consulting, Inc. †	938	15,149
On Assignment, Inc. †	656	24,239
Patrick Industries, Inc. †	744	44,856
Ply Gem Holdings, Inc. †	3,017	43,958
Resources Connection, Inc.	898	13,272
RPX Corp. †	1,404	12,875
SkyWest, Inc.	613	16,220
Standex International Corp.	405	33,465
Steelcase, Inc., Class A	2,073	28,131
Supreme Industries, Inc., Class A	1,017	13,933
Tetra Tech, Inc.	377	11,591
TrueBlue, Inc. †	2,143	40,546
Tutor Perini Corp. †	884	20,818
UniFirst Corp.	160	18,515
Universal Forest Products, Inc.	1,401	129,859
Vectrus, Inc. †	271	7,721
Viad Corp.	153	4,743
Virgin America, Inc. †	190	10,680
VSE Corp.	25	1,670
Wabash National Corp. †	5,342	67,843
West Corp.	779	15,315

		2,189,134

Information Technology - 17.8%
Advanced Energy Industries, Inc. †	1,709	64,874
Advanced Micro Devices, Inc. †	3,698	19,008
Alpha & Omega Semiconductor Ltd. †	404	5,628
Ambarella, Inc. †(a)	653	33,179
Amkor Technology, Inc. †	1,790	10,292
Applied Optoelectronics, Inc. †(a)	738	8,229
AVG Technologies NV (Netherlands) †	886	16,825
AVX Corp.	825	11,203
Bankrate, Inc. †	1,587	11,871
Belden, Inc.	130	7,848
Benchmark Electronics, Inc. †	228	4,822
Blackhawk Network Holdings, Inc. †	305	10,214
BroadSoft, Inc. †	448	18,381
CACI International, Inc., Class A †	437	39,509
CalAmp Corp. †	314	4,650
Cardtronics, Inc. †	240	9,554
Ciena Corp. †	1,205	22,594
Cimpress NV (Netherlands) †(a)	195	18,034
Cirrus Logic, Inc. †	1,880	72,925
Coherent, Inc. †	406	37,263
Cohu, Inc.	33	358
Convergys Corp.	1,832	45,800
Cray, Inc. †	2,079	62,204
CSG Systems International, Inc.	1,331	53,653
CTS Corp.	344	6,164
Demandware, Inc. †	291	21,796
Ebix, Inc. (a)	1,040	49,816

	SHARES	VALUE (Note 4)
Information Technology - 17.8% (continued)
Electronics For Imaging, Inc. †	167	$7,188
Ellie Mae, Inc. †	548	50,224
EMCORE Corp. †	868	5,156
EPAM Systems, Inc. †	86	5,531
ePlus, Inc. †	306	25,028
Everi Holdings, Inc. †	5,514	6,341
ExlService Holdings, Inc. †	628	32,913
Extreme Networks, Inc. †	4,013	13,604
Fabrinet (Thailand) †	810	30,067
Fair Isaac Corp.	251	28,366
Fairchild Semiconductor International, Inc. †	886	17,587
Finisar Corp. †	2,982	52,215
Fleetmatics Group plc (Ireland) †	438	18,979
Gigamon, Inc. †	759	28,379
GigPeak, Inc. †	5,749	11,268
Hackett Group, Inc. (The)	3,816	52,928
II-VI, Inc. †	1,298	24,350
Infinera Corp. †	1,529	17,247
Inphi Corp. †	1,088	34,849
Insight Enterprises, Inc. †	755	19,630
Integrated Device Technology, Inc. †	3,468	69,811
InterDigital, Inc.	316	17,595
InvenSense, Inc. †	778	4,769
Ixia †	1,380	13,552
IXYS Corp.	445	4,561
j2 Global, Inc.	993	62,728
LogMeIn, Inc. †	424	26,894
MaxLinear, Inc., Class A †	3,580	64,368
MeetMe, Inc. †	5,305	28,276
Mentor Graphics Corp.	1,717	36,503
Methode Electronics, Inc.	409	14,000
Microsemi Corp. †	1,020	33,334
MicroStrategy, Inc., Class A †	222	38,854
Mitek Systems, Inc. †	4,231	30,082
MKS Instruments, Inc.	1,001	43,103
Monolithic Power Systems, Inc.	99	6,764
NeoPhotonics Corp. †	4,980	47,459
NETGEAR, Inc. †	2,483	118,042
NeuStar, Inc., Class A †(a)	3,049	71,682
Paycom Software, Inc. †	140	6,049
PC Connection, Inc.	41	976
Photronics, Inc. †	4,449	39,641
Plantronics, Inc.	624	27,456
Plexus Corp. †	115	4,968
Polycom, Inc. †	1,043	11,734
Progress Software Corp. †	223	6,124
Qlik Technologies, Inc. †	897	26,533
QLogic Corp. †	792	11,674
Qualys, Inc. †	204	6,081
Rambus, Inc. †	447	5,400
RetailMeNot, Inc. †	777	5,991
Rofin-Sinar Technologies, Inc. †	213	6,803
Rovi Corp. †	529	8,274
Rubicon Project, Inc. (The) †	1,146	15,643
Rudolph Technologies, Inc. †	1,202	18,667
Sanmina Corp. †	4,382	117,481
Sonus Networks, Inc. †	546	4,745
Stamps.com, Inc. †	523	45,721

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 17.8% (continued)
Super Micro Computer, Inc. †	1,384	$34,392
Sykes Enterprises, Inc. †	3,004	86,996
Synaptics, Inc. †	618	33,217
SYNNEX Corp.	763	72,348
Syntel, Inc. †	631	28,559
Take-Two Interactive Software, Inc. †	1,661	62,985
Tech Data Corp. †	1,630	117,115
TeleTech Holdings, Inc.	622	16,875
Tessera Technologies, Inc.	873	26,749
TTM Technologies, Inc. †	796	5,994
Ubiquiti Networks, Inc. †(a)	823	31,817
United Online, Inc. †	441	4,851
VASCO Data Security International, Inc. †	371	6,081
Vishay Intertechnology, Inc.	1,424	17,643
Web.com Group, Inc. †	754	13,708
Zix Corp. †	305	1,144

		2,811,356

Materials - 3.7%
AEP Industries, Inc.	219	17,621
American Vanguard Corp.	513	7,751
Axiall Corp.	676	22,044
Chase Corp.	77	4,548
Chemtura Corp. †	438	11,554
Clearwater Paper Corp. †	200	13,074
Cliffs Natural Resources, Inc. †(a)	6,570	37,252
Coeur Mining, Inc. †	1,480	15,777
Commercial Metals Co.	2,391	40,408
FutureFuel Corp.	718	7,812
GCP Applied Technologies, Inc. †	652	16,978
Headwaters, Inc. †	874	15,680
Hecla Mining Co.	3,653	18,630
Innospec, Inc.	805	37,022
Kraton Performance Polymers, Inc. †	636	17,763
Minerals Technologies, Inc.	163	9,258
Neenah Paper, Inc.	279	20,191
Olympic Steel, Inc.	655	17,888
PH Glatfelter Co.	901	17,624
Rayonier Advanced Materials, Inc.	4,076	55,393
Ryerson Holding Corp. †	2,261	39,568
Stepan Co.	426	25,360
Trinseo SA †(a)	1,833	78,691
US Concrete, Inc. †	110	6,700
Worthington Industries, Inc.	680	28,764

		583,351

Telecommunication Services - 1.2%
8x8, Inc. †	324	4,734
Atlantic Tele-Network, Inc.	62	4,824
Cincinnati Bell, Inc. †	1,611	7,362
FairPoint Communications, Inc. †	1,658	24,340
General Communication, Inc., Class A †	525	8,295
IDT Corp., Class B	468	6,641
Inteliquent, Inc.	692	13,764
Iridium Communications, Inc. †(a)	891	7,912
NII Holdings, Inc. †	4,006	12,739

	SHARES	VALUE (Note 4)
Telecommunication Services - 1.2% (continued)
Shenandoah Telecommunications Co.	1,570	$61,324
Spok Holdings, Inc.	387	7,417
Vonage Holdings Corp. †	5,021	30,628

		189,980

Utilities - 1.4%
Avista Corp.	153	6,854
ONE Gas, Inc.	1,344	89,497
Ormat Technologies, Inc.	296	12,953
Portland General Electric Co.	347	15,309
Southwest Gas Corp.	624	49,115
Spark Energy, Inc., Class A	1,275	42,139
WGL Holdings, Inc.	101	7,150

		223,017

TOTAL COMMON STOCKS (cost $14,571,930)		15,369,630

EXCHANGE TRADED FUND - 1.2%
iShares Russell 2000 Fund (a)
(cost $160,070)	1,526	175,444

SHORT-TERM INVESTMENT - 0.2%

Investment Company - 0.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (2)(b)
(cost $39,269)	39,269	39,269

SECURITIES LENDING COLLATERAL - 14.2%

Money Market Funds - 14.2%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.240% (2)(b)(c)
(cost $2,242,399)	2,242,399	2,242,399

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 113.2% (cost $17,013,668)		17,826,742

LIABILITIES IN EXCESS OF OTHER ASSETS - (13.2%)		(2,073,027)

NET ASSETS - 100.0%		$15,753,715

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $2,187,503; cash collateral of $2,242,399 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

COMMON STOCKS - 95.7%	SHARES	VALUE (Note 4)
Australia - 6.1%
Amcor Ltd.	10,220	$114,909
Bank of Queensland Ltd.	6,323	50,446
BHP Billiton Ltd.	22,849	318,429
Caltex Australia Ltd.	57,077	1,376,124
Challenger Ltd.	15,303	99,978
CIMIC Group Ltd.	32,715	883,228
Cochlear Ltd.	1,786	162,954
CSL Ltd.	3,343	281,924
Dexus Property Group REIT	33,527	227,503
Flight Centre Travel Group Ltd.	8,280	196,985
Fortescue Metals Group Ltd.	266,270	712,550
Goodman Group REIT	30,886	165,657
GPT Group (The) REIT	19,876	80,829
Harvey Norman Holdings Ltd.	18,350	63,850
Macquarie Group Ltd.	8,404	437,466
Qantas Airways Ltd. †	199,901	423,455
REA Group Ltd.	4,602	206,528
Scentre Group REIT	71,981	266,615
Tabcorp Holdings Ltd.	117,362	404,285
Telstra Corp. Ltd.	98,332	411,002
Treasury Wine Estates Ltd.	27,567	191,560
Westpac Banking Corp.	5,437	120,568
Woodside Petroleum Ltd.	23,457	475,643

		7,672,488

Belgium - 1.6%
Ageas	30,004	1,042,917
Anheuser-Busch InBev SA/NV	2,272	300,441
Colruyt SA	1,555	86,051
Groupe Bruxelles Lambert SA	1,467	120,302
KBC Group NV †	7,156	351,939
Proximus SADP	4,280	136,012

		2,037,662

Canada - 8.1%
Alimentation Couche-Tard, Inc., Class B (1)	20,260	870,022
Bank of Montreal (1)	8,976	569,359
Bank of Nova Scotia (The) (1)	15,059	737,943
Barrick Gold Corp. (1)	4,927	105,180
Brookfield Asset Management, Inc., Class A (1)	5,220	172,687
Brookfield Business Partners LP (1)†	104	1,981
Canadian Imperial Bank of Commerce (1)	5,584	419,421
Canadian Tire Corp. Ltd., Class A (1)	2,858	311,362
CCL Industries, Inc., Class B (1)	491	85,449
CGI Group, Inc., Class A (1)†	11,884	507,665
Constellation Software, Inc. (1)	888	343,673
Dollarama, Inc. (1)	967	67,513
Empire Co. Ltd., Class A (1)	5,785	86,017
First Quantum Minerals Ltd. (1)	76,968	540,346
George Weston Ltd. (1)	3,260	282,132
Great-West Lifeco, Inc. (1)	2,283	60,223
Industrial Alliance Insurance & Financial Services, Inc. (1)	2,055	64,595
Loblaw Cos. Ltd. (1)	3,527	188,669
Metro, Inc. (1)	8,741	304,526
Open Text Corp. (1)	22,960	1,357,571

	SHARES	VALUE (Note 4)
Canada - 8.1% (continued)
Royal Bank of Canada (1)	20,862	$1,232,714
Seven Generations Energy Ltd., Class A (1)†	9,156	174,764
Sun Life Financial, Inc. (1)	13,151	432,005
Toronto-Dominion Bank (The) (1)	27,150	1,165,898

		10,081,715

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	444,900	298,398

Denmark - 2.3%
DSV A/S	8,024	337,394
Genmab A/S †	852	155,360
ISS A/S	9,462	355,869
Novo Nordisk A/S, Class B	11,181	602,129
Pandora A/S	2,639	359,430
Vestas Wind Systems A/S	14,017	952,728
William Demant Holding A/S †	3,393	66,048

		2,828,958

Finland - 1.4%
Elisa OYJ	4,037	155,114
Neste OYJ	31,096	1,115,069
Nokia OYJ	42,143	240,023
Nokian Renkaat OYJ	2,025	72,580
UPM-Kymmene OYJ	9,458	173,751

		1,756,537

France - 7.7%
Airbus Group SE	3,664	210,020
Atos SE	4,158	342,823
AXA SA	29,762	588,473
BNP Paribas SA	20,284	889,566
Cap Gemini SA	2,566	221,427
Christian Dior SE	535	85,703
Cie Generale des Etablissements Michelin	5,596	527,370
CNP Assurances	60,478	892,278
Credit Agricole SA	4,845	40,732
LVMH Moet Hennessy Louis Vuitton SE	1,123	169,275
Orange SA	38,802	630,940
Peugeot SA †	76,322	914,802
Renault SA	10,935	825,565
Sanofi	4,054	336,817
SCOR SE	6,374	188,448
Societe BIC SA	1,604	225,995
Societe Generale SA	16,798	525,541
Thales SA	2,393	198,725
TOTAL SA	15,899	762,453
Unibail-Rodamco SE REIT	333	86,145
Valeo SA	6,708	297,795
Veolia Environnement SA	3,763	81,261
Vinci SA	8,165	576,178

		9,618,332

Germany - 8.1%
adidas AG	5,496	788,947
Allianz SE	6,822	973,209
Bayer AG	3,010	302,309
Continental AG	3,513	664,753

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Germany - 8.1% (continued)
Deutsche Boerse AG	1,396	$114,688
Deutsche Lufthansa AG	118,750	1,396,205
Deutsche Post AG	7,039	198,306
Deutsche Telekom AG	33,737	575,293
Fresenius SE & Co. KGaA	2,780	204,268
Hannover Rueck SE	3,728	390,610
HeidelbergCement AG	2,638	198,726
Infineon Technologies AG	120,540	1,744,987
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,250	712,704
OSRAM Licht AG	13,470	699,859
SAP SE	4,654	349,540
Siemens AG	7,120	730,663
Vonovia SE	3,353	122,431

		10,167,498

Hongkong - 3.4%
BOC Hong Kong Holdings Ltd.	142,500	429,403
Cheung Kong Property Holdings Ltd.	17,500	110,262
CK Hutchison Holdings Ltd.	4,000	44,002
CLP Holdings Ltd.	20,500	209,411
Hang Seng Bank Ltd.	15,900	272,730
Henderson Land Development Co. Ltd.	7,040	39,767
Hong Kong Exchanges and Clearing Ltd.	8,300	202,234
Li & Fung Ltd.	74,000	35,882
Link REIT	13,000	88,897
NWS Holdings Ltd.	50,000	79,143
PCCW Ltd.	30,000	20,159
Sino Land Co. Ltd.	136,000	223,922
WH Group Ltd. 144A (a)	2,277,000	1,803,373
Wheelock & Co. Ltd.	28,000	131,534
Yue Yuen Industrial Holdings Ltd.	154,500	612,333

		4,303,052

Ireland - 0.1%
Shire plc	1,532	94,681

Italy - 1.3%
Assicurazioni Generali SpA	4,055	47,818
Enel SpA	35,388	157,103
Eni SpA	5,508	88,718
Intesa Sanpaolo SpA	125,708	239,438
Leonardo-Finmeccanica SpA †	34,580	349,696
Mediobanca SpA	44,203	254,689
Prysmian SpA	8,786	192,845
Snam SpA	18,414	110,087
Terna Rete Elettrica Nazionale SpA	27,302	151,939
UnipolSai SpA	49,542	74,765

		1,667,098

Japan - 20.0%
Acom Co. Ltd. †	16,500	79,935
AEON Financial Service Co. Ltd.	800	17,322
Amada Holdings Co. Ltd.	61,800	627,402
Astellas Pharma, Inc.	2,800	43,911
Bandai Namco Holdings, Inc.	8,000	206,452
Bridgestone Corp.	10,900	350,293
Central Japan Railway Co.	4,000	711,454

	SHARES	VALUE (Note 4)
Japan - 20.0% (continued)
Chubu Electric Power Co., Inc.	29,700	$422,661
Credit Saison Co. Ltd.	2,900	48,716
Daicel Corp.	4,500	46,629
Dai-ichi Life Insurance Co. Ltd. (The)	53,400	597,781
Daiichi Sankyo Co. Ltd.	22,700	551,499
Daikin Industries Ltd.	1,400	117,663
Daiwa House Industry Co. Ltd.	4,400	129,215
Fuji Heavy Industries Ltd.	57,400	1,973,032
FUJIFILM Holdings Corp.	7,500	291,003
Hitachi Chemical Co. Ltd.	17,200	321,234
Honda Motor Co. Ltd.	10,900	273,429
Hoya Corp.	3,200	114,291
Iida Group Holdings Co. Ltd.	1,100	22,527
Isuzu Motors Ltd.	4,400	54,195
ITOCHU Corp.	77,200	944,404
Japan Real Estate Investment Corp. REIT	9	55,589
Japan Tobacco, Inc.	7,900	318,387
JGC Corp.	3,000	42,947
JTEKT Corp.	13,900	157,549
Kaneka Corp.	20,000	133,445
KDDI Corp.	21,700	659,891
Konami Holdings Corp.	20,300	774,442
Kyocera Corp.	800	38,066
Mazda Motor Corp.	3,800	50,287
Medipal Holdings Corp.	9,000	147,968
Mitsubishi Chemical Holdings Corp.	26,900	123,309
Mitsubishi Electric Corp.	7,000	83,569
Mitsubishi Estate Co. Ltd.	9,000	165,085
Mitsubishi UFJ Financial Group, Inc.	202,100	905,985
Mitsui Chemicals, Inc.	147,000	540,190
Mitsui Fudosan Co. Ltd.	7,000	160,656
Mixi, Inc.	7,200	297,687
Mizuho Financial Group, Inc.	490,900	706,434
Murata Manufacturing Co. Ltd.	1,900	213,018
Nexon Co. Ltd.	38,600	571,282
Nikon Corp.	14,200	192,265
Nippon Telegraph & Telephone Corp.	48,900	2,293,161
Nitto Denko Corp.	5,500	348,888
Nomura Real Estate Holdings, Inc.	2,700	47,180
NTT Data Corp.	2,000	94,457
NTT DOCOMO, Inc.	10,400	280,473
Obayashi Corp.	15,600	166,092
ORIX Corp.	9,700	125,523
Otsuka Holdings Co. Ltd.	7,900	364,055
Ryohin Keikaku Co. Ltd.	500	121,849
Sekisui House Ltd.	4,400	77,053
Shimadzu Corp.	15,000	225,499
Shionogi & Co. Ltd.	10,400	568,527
Sumitomo Corp.	25,200	254,014
Sumitomo Dainippon Pharma Co. Ltd.	5,100	88,397
Sumitomo Mitsui Financial Group, Inc.	24,900	718,989
Sumitomo Mitsui Trust Holdings, Inc.	27,000	87,853
Suzuken Co. Ltd.	8,000	251,810
TDK Corp.	16,900	946,000
Terumo Corp.	2,000	85,351
Tokyo Electric Power Co. Holdings, Inc. †	409,400	1,733,825
Tokyo Electron Ltd.	2,800	236,624

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 20.0% (continued)
Toppan Printing Co. Ltd.	10,000	$85,987
Toyo Seikan Group Holdings Ltd.	5,000	95,540
Toyota Motor Corp.	3,300	162,685
Yahoo Japan Corp.	149,900	664,711
Yamaha Corp.	8,200	221,018
Yamazaki Baking Co. Ltd.	2,000	55,835
Yokogawa Electric Corp.	26,100	294,332

		24,978,827

Netherlands - 3.3%
ASML Holding NV	1,232	121,276
ING Groep NV CVA	28,255	292,324
Koninklijke Ahold NV	69,159	1,527,209
NN Group NV	36,244	997,740
Randstad Holding NV	1,013	40,511
Wolters Kluwer NV	27,768	1,124,360

		4,103,420

Singapore - 0.4%
CapitaLand Commercial Trust Ltd. REIT	42,100	46,305
DBS Group Holdings Ltd.	14,300	168,610
Oversea-Chinese Banking Corp. Ltd.	24,900	161,901
Wilmar International Ltd.	73,900	179,895

		556,711

South Africa - 0.7%
Investec plc	88,434	549,685
Mondi plc	15,380	287,951

		837,636

Spain - 3.0%
Aena SA 144A (a)	11,668	1,546,600
Banco de Sabadell SA	150,895	199,823
Banco Santander SA	108,089	419,459
Endesa SA	18,999	381,224
Gas Natural SDG SA	2,169	43,115
Iberdrola SA	121,604	829,530
Industria de Diseno Textil SA	7,838	263,309

		3,683,060

Sweden - 2.3%
Assa Abloy AB, Class B	6,958	143,146
Hexagon AB, Class B	25,991	951,166
Investor AB, Class B	2,740	92,052
Nordea Bank AB	33,639	285,381
Securitas AB, Class B	43,585	672,857
Svenska Cellulosa AB SCA, Class B	4,374	140,539
Swedish Match AB	1,210	42,227
Telefonaktiebolaget LM Ericsson, Class B	21,784	167,357
Volvo AB, Class B	32,418	322,051

		2,816,776

Switzerland - 9.4%
ABB Ltd. †	12,689	251,142
Actelion Ltd. †	1,286	216,559
Baloise Holding AG	4,511	502,437
Coca-Cola HBC AG †	14,323	289,819
Galenica AG	1,510	2,035,601
Givaudan SA	136	273,839

	SHARES	VALUE (Note 4)
Switzerland - 9.4% (continued)
Glencore plc †	248,748	$512,700
Nestle SA	11,014	853,346
Novartis AG	5,122	422,762
Roche Holding AG	9,686	2,555,940
SGS SA	366	838,415
Sika AG	35	146,757
Swiss Life Holding AG †	2,494	576,358
Swiss Re AG	15,507	1,354,388
Syngenta AG	667	256,027
UBS Group AG	50,147	650,687

		11,736,777

United Kingdom - 16.1%
3i Group plc	6,980	51,213
Aggreko plc	3,484	59,587
Anglo American plc	43,313	424,565
Auto Trader Group plc 144A (a)	31,412	148,493
BAE Systems plc	22,878	160,159
Barclays plc	102,789	191,176
Barratt Developments plc	63,305	344,001
Berkeley Group Holdings plc	25,766	870,058
BP plc	40,806	238,859
British American Tobacco plc	16,289	1,056,000
British Land Co. plc (The) REIT	9,564	77,653
BT Group plc	181,125	995,572
Compass Group plc	33,890	644,771
Diageo plc	5,686	158,842
Direct Line Insurance Group plc	144,477	667,939
Dixons Carphone plc	43,998	188,843
Fiat Chrysler Automobiles NV	109,094	671,524
GlaxoSmithKline plc	8,398	180,347
Hammerson plc REIT	5,925	42,675
HSBC Holdings plc	178,746	1,107,430
Imperial Brands plc	6,967	377,840
Inmarsat plc	5,451	58,745
International Consolidated Airlines Group SA	21,448	106,195
Intertek Group plc	11,369	529,719
Intu Properties plc REIT	21,010	81,682
J Sainsbury plc	43,662	136,015
Kingfisher plc	79,044	339,501
Land Securities Group plc REIT	4,025	56,010
Legal & General Group plc	34,823	89,150
Lloyds Banking Group plc	1,063,999	770,644
Marks & Spencer Group plc	47,875	205,026
National Grid plc	53,255	783,132
Old Mutual plc	20,110	54,326
Persimmon plc	29,480	571,667
Prudential plc	39,318	667,183
Reckitt Benckiser Group plc	6,067	608,348
RELX plc	7,916	145,769
Rio Tinto Ltd.	3,006	103,979
Royal Dutch Shell plc, Class A	25,994	713,930
Royal Dutch Shell plc, Class B	35,605	983,716
Royal Mail plc	6,552	44,020
SABMiller plc	9,366	546,217
Sage Group plc (The)	39,230	339,087
Segro plc REIT	57,152	316,785
Sky plc	36,287	412,345
Standard Chartered plc	13,757	104,374

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
United Kingdom - 16.1% (continued)
Taylor Wimpey plc	158,035	$280,368
Unilever plc	12,180	583,607
Vodafone Group plc	135,401	412,819
William Hill plc	33,142	114,159
Wm Morrison Supermarkets plc	86,507	217,168
WPP plc	51,151	1,066,059

		20,099,292

United States - 0.2%
Valeant Pharmaceuticals International, Inc. (1)†	10,621	214,155

TOTAL COMMON STOCKS (cost $123,844,250)		119,553,073

PREFERRED STOCK - 0.1%

Germany - 0.1%
Henkel AG & Co. KGaA (cost $141,996)	1,289	157,529

SHORT-TERM INVESTMENT - 3.2%

Investment Company - 3.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (b)
(cost $4,039,423)	4,039,423	4,039,423

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.0%
(cost $128,025,669)		123,750,025

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0% (c)		1,217,078

NET ASSETS - 100.0%		$124,967,103

†	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$17,551,805	14.0%
Consumer Staples	11,361,615	9.1
Energy	5,929,276	4.7
Financials	29,881,001	24.0
Health Care	10,047,662	8.0
Industrials	16,060,172	12.9
Information Technology	11,482,208	9.2
Materials	5,864,395	4.7
Telecommunication Services	6,629,180	5.3
Utilities	4,903,288	3.9
Short-Term Investment	4,039,423	3.2

Total Investments In Securities, At Value	123,750,025	99.0
Other Assets in Excess of Liabilities (c)	1,217,078	1.0

Net Assets	$124,967,103	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
42	JPMS	E-Mini MSCI Emerging Markets Index Futures	09/2016	$3,395,932	$3,391,920	$(4,012)

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$264,515	$264,515

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

COMMON STOCKS - 94.0%	SHARES	VALUE (Note 4)
Brazil - 5.8%
Ambev SA ADR (1)	105,431	$623,097
Banco Bradesco SA ADR (1)	428,493	3,346,530
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (1)	154,800	858,742
Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	96,279	862,660
Cia Energetica de Minas Gerais ADR (1)	47,310	104,555
Cia Paranaense de Energia ADR (1)	10,138	91,039
EDP - Energias do Brasil SA (1)	87,500	370,996
Equatorial Energia SA (1)	70,400	1,067,955
Itau Unibanco Holding SA ADR (1)	210,405	1,986,223
JBS SA (1)	1,011,000	3,147,278
Kroton Educacional SA (1)	209,000	882,897
Natura Cosmeticos SA (1)	33,500	265,827
Porto Seguro SA (1)	51,900	428,474
Qualicorp SA (1)	23,100	134,402
Telefonica Brasil SA ADR (1)	23,210	315,656
TIM Participacoes SA ADR (1)	59,345	626,090

		15,112,421

Chile - 1.2%
Banco Santander Chile ADR (1)	21,370	413,937
Cencosud SA (1)	513,642	1,463,768
Cia Cervecerias Unidas SA ADR (1)	23,511	548,747
Enersis Americas SA ADR (1)	4,466	38,318
Enersis Chile SA ADR (1)	58,532	341,242
Itau Corpbanca (1)	17,659,594	149,921
Latam Airlines Group SA ADR (1)†	18,009	118,859

		3,074,792

China - 21.0%
58.com, Inc. ADR (1)†	5,066	232,479
Agricultural Bank of China Ltd., Class H	1,068,000	392,409
Air China Ltd., Class H	706,000	485,369
Alibaba Group Holding Ltd. ADR (1)†	66,610	5,297,493
ANTA Sports Products Ltd.	132,000	265,999
Baidu, Inc. ADR (1)†	18,474	3,050,981
Bank of China Ltd., Class H	3,491,000	1,403,061
Beijing Capital International Airport Co. Ltd., Class H	96,000	104,555
Belle International Holdings Ltd.	401,000	236,014
China Cinda Asset Management Co. Ltd., Class H	266,000	90,199
China CITIC Bank Corp. Ltd., Class H	1,201,000	734,637
China Communications Construction Co. Ltd., Class H	69,000	74,802
China Communications Services Corp. Ltd., Class H	1,322,000	692,876
China Construction Bank Corp., Class H	5,785,000	3,856,501
China Everbright Bank Co. Ltd., Class H †	1,911,000	877,865

	SHARES	VALUE (Note 4)
China - 21.0% (continued)
China Galaxy Securities Co. Ltd., Class H	3,070,000	$2,770,553
China Merchants Bank Co. Ltd., Class H †	908,000	2,048,559
China Minsheng Banking Corp. Ltd., Class H	690,500	670,780
China Railway Construction Corp. Ltd., Class H †	260,000	327,546
China Southern Airlines Co. Ltd., Class H	2,158,000	1,220,895
China Telecom Corp. Ltd., Class H	2,740,000	1,232,224
China Vanke Co. Ltd., Class H	373,700	737,987
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,207,000	614,741
CNOOC Ltd. ADR (1)	7,649	953,524
Country Garden Holdings Co. Ltd.	1,935,000	818,330
Ctrip.com International Ltd. ADR (1)†(a)	22,693	934,952
Dalian Wanda Commercial Properties Co. Ltd., Class H 144A (b)	39,600	245,082
Evergrande Real Estate Group Ltd. (a)	786,000	484,895
Geely Automobile Holdings Ltd.	5,220,000	2,847,207
Great Wall Motor Co. Ltd., Class H	1,959,500	1,638,278
Huadian Power International Corp. Ltd., Class H	158,000	75,728
Industrial & Commercial Bank of China Ltd., Class H	4,452,000	2,482,742
JD.com, Inc. ADR (1)†	46,823	994,052
Kingsoft Corp. Ltd.	146,000	283,672
Longfor Properties Co. Ltd.	474,000	618,428
NetEase, Inc. ADR (1)	5,427	1,048,605
New Oriental Education & Technology Group, Inc. ADR (1)	8,807	368,837
People’s Insurance Co. Group of China Ltd. (The), Class H	1,548,000	595,954
PICC Property & Casualty Co. Ltd., Class H	1,522,000	2,399,652
Qihoo 360 Technology Co. Ltd. ADR (1)†	3,066	223,971
Shui On Land Ltd.	905,000	230,063
Sinopec Engineering Group Co. Ltd., Class H	736,000	667,846
Sinopec Shanghai Petrochemical Co. Ltd., Class H	3,492,000	1,606,722
Sinopharm Group Co. Ltd., Class H	252,800	1,214,373
Sinotrans Ltd., Class H	1,417,000	632,638
Tencent Holdings Ltd.	196,800	4,514,528
TravelSky Technology Ltd., Class H	634,000	1,225,663
Vipshop Holdings Ltd. ADR (1)†	27,558	307,823
Weichai Power Co. Ltd., Class H	280,000	288,296

		55,120,386

Hong Kong - 4.5%
Beijing Enterprises Holdings Ltd.	14,500	82,203
China Jinmao Holdings Group Ltd.	138,000	39,048
China Mobile Ltd.	687,975	7,949,011
China Overseas Land & Investment Ltd.	400,000	1,275,141

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Hong Kong - 4.5% (continued)
China Resources Land Ltd.	302,000	$711,648
Far East Horizon Ltd.	192,000	149,960
Kunlun Energy Co. Ltd.	210,000	174,758
Nine Dragons Paper Holdings Ltd.	1,294,000	992,098
Shimao Property Holdings Ltd.	94,000	119,512
Sun Art Retail Group Ltd. (a)	307,500	216,229

		11,709,608

Hungary - 0.4%
MOL Hungarian Oil & Gas plc	8,731	505,446
Richter Gedeon Nyrt	33,207	660,491

		1,165,937

India - 7.6%
Dr. Reddy’s Laboratories Ltd. ADR (1)(a)	67,548	3,460,484
ICICI Bank Ltd. ADR (1)	272,105	1,953,714
Infosys Ltd. ADR (1)	392,780	7,011,123
Reliance Industries Ltd. GDR (LSE) 144A (b)	2,197	62,728
Reliance Industries Ltd. GDR 144A (b)	18,312	525,878
State Bank of India GDR	19,885	630,642
Tata Motors Ltd. ADR (1)†	150,940	5,233,090
Wipro Ltd. ADR (1)	75,873	937,790

		19,815,449

Indonesia - 2.9%
Bank Mandiri Persero Tbk. PT	277,600	200,887
Bank Rakyat Indonesia Persero Tbk. PT	1,382,000	1,137,154
Gudang Garam Tbk. PT	165,900	868,020
Indofood Sukses Makmur Tbk. PT	436,600	240,225
Telekomunikasi Indonesia Persero Tbk. PT	14,142,100	4,302,674
United Tractors Tbk. PT	841,300	949,211

		7,698,171

Korea, Republic of - 14.4%
AMOREPACIFIC Group	2,555	374,931
BGF retail Co. Ltd.	2,704	503,471
CJ Corp.	5,051	891,778
Daelim Industrial Co. Ltd.	11,378	759,008
Daewoo International Corp.	18,310	402,199
DGB Financial Group, Inc.	33,451	253,302
Dongbu Insurance Co. Ltd.	9,859	593,418
Hana Financial Group, Inc.	5,895	119,851
Hankook Tire Co. Ltd.	8,718	387,867
Hanmi Pharm Co. Ltd.	1,036	641,179
Hanwha Chemical Corp.	61,261	1,280,010
Hanwha Corp.	25,951	806,196
Hanwha Life Insurance Co. Ltd.	45,378	228,655
Hyundai Department Store Co. Ltd.	862	96,976
Hyundai Marine & Fire Insurance Co. Ltd.	61,444	1,566,794
Hyundai Mobis Co. Ltd.	2,246	494,128
Industrial Bank of Korea	26,491	258,115
Kangwon Land, Inc.	6,502	235,925

	SHARES	VALUE (Note 4)
Korea, Republic of - 14.4% (continued)
KB Financial Group, Inc.	20,061	$570,454
Kia Motors Corp.	4,819	181,577
Korea Electric Power Corp.	55,393	2,907,689
Korea Zinc Co. Ltd.	1,050	465,622
KT Corp.	8,103	209,276
KT&G Corp.	6,196	733,824
LG Chem Ltd.	437	99,797
LG Corp.	1,356	75,410
LG Uplus Corp.	109,760	1,042,464
Lotte Chemical Corp.	14,323	3,564,817
Lotte Chilsung Beverage Co. Ltd.	105	163,235
Mirae Asset Daewoo Co. Ltd.	11,980	81,925
S-1 Corp.	2,690	252,203
Samsung Electronics Co. Ltd.	7,608	9,474,632
Shinhan Financial Group Co. Ltd.	38,233	1,256,681
Shinsegae Co. Ltd.	1,434	244,025
SK Innovation Co. Ltd.	33,881	4,174,621
SK Telecom Co. Ltd.	1,786	335,530
S-Oil Corp.	12,183	807,357
Woori Bank	126,902	1,055,110

		37,590,052

Malaysia - 2.9%
AirAsia Bhd.	4,589,008	2,971,219
Genting Bhd.	164,900	335,885
IHH Healthcare Bhd.	491,000	804,406
Malayan Banking Bhd.	536,900	1,086,070
MISC Bhd.	288,000	533,421
Public Bank Bhd.	285,000	1,373,260
Tenaga Nasional Bhd.	171,900	601,897

		7,706,158

Malta - 0.9%
Brait SE †	238,880	2,277,089

Mexico - 4.4%
Alfa SAB de CV, Class A (1)	141,200	243,127
America Movil SAB de CV, Class L ADR (1)	44,878	550,204
Cemex SAB de CV ADR (1)†	89,932	554,880
Fomento Economico Mexicano SAB de CV ADR (1)	11,671	1,079,451
Gentera SAB de CV (1)	239,700	426,234
Gruma SAB de CV, Class B (1)	141,480	2,041,423
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	70,200	721,177
Grupo Aeroportuario del Sureste SAB de CV ADR (1)	483	77,063
Grupo Bimbo SAB de CV, Series A (1)	46,300	144,908
Grupo Financiero Banorte SAB de CV, Class O (1)	238,800	1,339,079
Grupo Financiero Santander Mexico SAB de CV, Class B ADR (1)	77,344	703,057
Grupo Lala SAB de CV (1)	548,800	1,204,310
Grupo Televisa SAB ADR (1)	31,296	814,948
Kimberly-Clark de Mexico SAB de CV, Class A (1)	457,400	1,079,043
OHL Mexico SAB de CV (1)†	338,600	413,005

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Mexico - 4.4% (continued)
Promotora y Operadora de Infraestructura SAB de CV (1)	6,360	$78,790

		11,470,699

Peru - 0.3%
Credicorp Ltd. (1)	4,593	708,838

Philippines - 1.0%
Ayala Corp.	14,440	261,292
Bank of the Philippine Islands	37,520	77,691
BDO Unibank, Inc.	123,520	295,099
Globe Telecom, Inc.	15,670	792,130
JG Summit Holdings, Inc.	286,340	523,104
Jollibee Foods Corp.	42,200	217,638
Metropolitan Bank & Trust Co.	53,350	102,753
SM Investments Corp.	7,050	145,748
Universal Robina Corp.	49,400	219,099

		2,634,554

Poland - 1.7%
Alior Bank SA †	5,685	75,663
Bank Zachodni WBK SA	1,601	107,063
Cyfrowy Polsat SA †	13,989	78,261
Enea SA	8,816	22,164
Energa SA †	76,340	184,503
Eurocash SA	104,021	1,218,877
Grupa Azoty SA	6,308	110,281
Grupa Lotos SA †	50,780	392,811
mBank SA †	1,156	90,939
Polski Koncern Naftowy Orlen SA †	81,094	1,424,456
Polskie Gornictwo Naftowe i Gazownictwo SA	591,017	842,575

		4,547,593

Russia - 3.9%
Gazprom PJSC ADR (1)	400,359	1,733,554
Lukoil PJSC ADR	33,482	1,401,343
MegaFon PJSC GDR	17,969	187,647
Mobile TeleSystems PJSC ADR (1)	213,020	1,763,806
Novatek OJSC GDR	5,992	613,048
Rosneft PJSC GDR	78,075	401,680
Severstal PJSC GDR	74,170	816,752
Sistema JSFC GDR	23,159	174,581
Surgutneftegas OJSC ADR (1)	101,167	518,987
Tatneft PJSC ADR (LSE)	3,417	105,479
Tatneft PJSC ADR (1)	79,286	2,468,784

		10,185,661

South Africa - 5.3%
Barloworld Ltd.	159,792	796,231
Bidvest Group Ltd. (The)	128,196	1,209,407
Capitec Bank Holdings Ltd.	12,839	520,809
Exxaro Resources Ltd.	28,197	129,910
Hyprop Investments Ltd. REIT	84,685	745,529
Imperial Holdings Ltd.	25,929	264,780
Investec Ltd.	197,755	1,212,401
MMI Holdings Ltd.	47,543	73,347
Mondi Ltd.	43,999	804,223
Naspers Ltd., Class N	22,095	3,373,798
Pick n Pay Stores Ltd. (a)	108,595	528,758

	SHARES	VALUE (Note 4)
South Africa - 5.3% (continued)
Redefine Properties Ltd. REIT	425,319	$326,457
Remgro Ltd.	32,109	557,159
Resilient REIT Ltd.	74,141	664,268
Sappi Ltd. †	36,508	169,960
Sasol Ltd.	23,180	627,106
Standard Bank Group Ltd.	82,816	721,280
Telkom SA SOC Ltd.	63,283	285,545
Truworths International Ltd.	134,626	783,448

		13,794,416

Taiwan - 11.5%
Asustek Computer, Inc.	37,000	306,243
Casetek Holdings Ltd.	270,000	951,989
Catcher Technology Co. Ltd.	266,000	1,983,343
China Airlines Ltd. †	994,000	299,175
China Development Financial Holding Corp.	815,000	197,674
China Life Insurance Co. Ltd.	1,047,300	815,299
Compal Electronics, Inc.	925,000	585,161
E.Sun Financial Holding Co. Ltd.	474,000	280,801
Eva Airways Corp. †	531,000	242,444
Far EasTone Telecommunications Co. Ltd. †	227,000	549,657
Feng TAY Enterprise Co. Ltd.	59,090	245,674
Foxconn Technology Co. Ltd.	512,240	1,210,014
Fubon Financial Holding Co. Ltd.	621,000	732,178
Hon Hai Precision Industry Co. Ltd.	1,265,950	3,261,448
Inventec Corp.	917,000	655,664
Lite-On Technology Corp.	673,000	926,917
MediaTek, Inc.	20,000	152,831
Mega Financial Holding Co. Ltd.	623,000	471,220
Novatek Microelectronics Corp.	38,000	142,420
Pegatron Corp.	340,000	722,136
Pou Chen Corp.	1,065,000	1,433,502
Powertech Technology, Inc.	534,000	1,192,306
Radiant Opto-Electronics Corp.	576,000	908,702
Realtek Semiconductor Corp.	76,000	237,035
Shin Kong Financial Holding Co. Ltd.	1,585,411	312,081
SinoPac Financial Holdings Co. Ltd.	1,090,680	323,682
Taishin Financial Holding Co. Ltd.	686,000	265,221
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (1)	297,792	7,811,084
Uni-President Enterprises Corp.	553,000	1,092,198
United Microelectronics Corp.	2,398,000	940,452
Wistron Corp.	576,000	402,932
WPG Holdings Ltd.	109,000	127,302
Zhen Ding Technology Holding Ltd.	183,000	331,152

		30,109,937

Thailand - 2.6%
Airports of Thailand PCL NVDR	74,000	822,839
Bangkok Bank PCL NVDR	27,900	126,304
Bumrungrad Hospital PCL NVDR	14,000	72,902
Charoen Pokphand Foods PCL NVDR	940,300	770,890
Delta Electronics Thailand PCL NVDR	42,100	82,033
Home Product Center PCL NVDR	874,700	247,277
IRPC PCL NVDR	2,679,300	364,297

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Thailand - 2.6% (continued)
PTT Exploration & Production PCL NVDR	339,500	$815,364
PTT Global Chemical PCL NVDR	349,700	593,454
Thai Oil PCL NVDR	930,000	1,594,258
Thai Union Group PCL NVDR	1,991,096	1,250,992

		6,740,610

Turkey - 1.7%
Arcelik A/S	279,513	1,840,416
Petkim Petrokimya Holding A/S	311,829	416,667
Turkiye Garanti Bankasi AS	49,260	130,117
Turkiye Sise ve Cam Fabrikalari A/S	930,604	1,150,634
Turkiye Vakiflar Bankasi TAO, Class D	355,370	558,074
Yapi ve Kredi Bankasi A/S †	247,266	342,819

		4,438,727

TOTAL COMMON STOCKS (cost $236,848,106)		245,901,098

PREFERRED STOCKS - 1.9%

Brazil - 1.8%
Braskem SA, Class A (1)	348,500	2,061,296
Centrais Eletricas Brasileiras SA, Class B (1)†	256,500	1,398,960
Cia Energetica de Sao Paulo, Series B (1)	36,300	133,344
Itausa - Investimentos Itau SA (1)	421,800	984,808
Petroleo Brasileiro SA (1)†	28,700	83,805

		4,662,213

Chile - 0.1%
Embotelladora Andina SA, Series B (1)	84,254	296,765

TOTAL PREFERRED STOCKS (cost $4,165,048)		4,958,978

SHORT-TERM INVESTMENT - 2.7%

Investment Company - 2.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (c)
(cost $7,002,731)	7,002,731	7,002,731

SECURITIES LENDING COLLATERAL - 1.4%

Money Market Funds - 1.4%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.240% (c)(d)
(cost $3,705,279)	3,705,279	3,705,279

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 100.0% (cost $251,721,164)		261,568,086

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (e)(f)		83,311

NET ASSETS - 100.0%		$261,651,397

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $3,586,905; cash collateral of $3,705,279 was received with which the Fund purchased a money market fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Represents less than 0.05% of net assets.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$24,985,272	9.5%
Consumer Staples	20,075,365	7.7
Energy	21,670,982	8.3
Financials	60,743,930	23.2
Health Care	6,988,237	2.7
Industrials	17,417,187	6.7
Information Technology	56,232,102	21.5
Materials	13,536,579	5.2
Telecommunication Services	21,009,372	8.0
Utilities	8,201,050	3.1
Short-Term Investment	7,002,731	2.7
Securities Lending Collateral	3,705,279	1.4

Total Investments In Securities, At Value	261,568,086	100.0
Other Assets in Excess of Liabilities (f)	83,311	0.0 (e)

Net Assets	$261,651,397	100.0%

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
160	JPMS	E-Mini MSCI Emerging Markets Index Futures	09/2016	$6,572,602	$6,677,600	$104,998

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$327,299	$327,299

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

COMMON STOCKS - 98.9%	SHARES	VALUE (Note 4)
Consumer Discretionary - 14.9%
Amazon.com, Inc. †	36,617	$26,203,857
Aramark	23,714	792,522
AutoZone, Inc. †	3,668	2,911,805
Brinker International, Inc.	12,400	564,572
Carnival Corp.	67,859	2,999,368
Carter’s, Inc.	7,700	819,819
Comcast Corp., Class A	136,818	8,919,165
Darden Restaurants, Inc.	26,403	1,672,366
Delphi Automotive plc (United Kingdom)	8,244	516,074
Dollar General Corp.	28,475	2,676,650
Dollar Tree, Inc. †	8,383	790,014
Domino’s Pizza, Inc.	12,719	1,671,022
DR Horton, Inc.	47,077	1,481,984
Expedia, Inc.	22,219	2,361,880
Foot Locker, Inc.	16,333	896,028
Gentex Corp.	26,000	401,700
Genuine Parts Co.	16,500	1,670,625
Goodyear Tire & Rubber Co. (The)	29,794	764,514
Graham Holdings Co., Class B	737	360,791
Hasbro, Inc.	22,731	1,909,177
Home Depot, Inc. (The)	103,895	13,266,353
Interpublic Group of Cos., Inc. (The)	21,162	488,842
JC Penney Co., Inc. †	36,823	326,988
L Brands, Inc.	5,026	337,395
Lear Corp.	5,514	561,105
Leggett & Platt, Inc.	14,426	737,313
LKQ Corp. †	31,969	1,013,417
Lowe’s Cos., Inc.	32,745	2,592,422
Madison Square Garden Co. (The), Class A †	2,525	435,588
Mattel, Inc.	39,185	1,226,099
McDonald’s Corp.	83,883	10,094,480
Michaels Cos., Inc. (The) †	21,313	606,142
Mohawk Industries, Inc. †	8,464	1,606,129
Murphy USA, Inc. †	6,252	463,648
Netflix, Inc. †	13,577	1,242,024
Newell Brands, Inc.	32,605	1,583,625
NIKE, Inc., Class B	145,554	8,034,581
Norwegian Cruise Line Holdings Ltd. †	11,080	441,427
NVR, Inc. †	599	1,066,424
Omnicom Group, Inc.	14,639	1,192,932
O’Reilly Automotive, Inc. †	15,430	4,183,073
Panera Bread Co., Class A †	8,561	1,814,418
Priceline Group, Inc. (The) †	4,029	5,029,844
Ross Stores, Inc.	44,132	2,501,843
Royal Caribbean Cruises Ltd.	7,582	509,131
Service Corp. International	15,037	406,600
ServiceMaster Global Holdings, Inc. †	20,653	821,989
Six Flags Entertainment Corp.	25,645	1,486,128
Skechers U.S.A., Inc., Class A †	28,696	852,845
Starbucks Corp.	114,197	6,522,933
Target Corp.	21,942	1,531,990
Tesla Motors, Inc. †	2,729	579,312
Thomson Reuters Corp.	8,785	355,090
TJX Cos., Inc. (The)	57,985	4,478,182
Tractor Supply Co.	25,462	2,321,625

	SHARES	VALUE (Note 4)
Consumer Discretionary - 14.9% (continued)
Ulta Salon Cosmetics & Fragrance, Inc. †	12,747	$3,105,679
Under Armour, Inc., Class A †	36,154	1,450,860
Under Armour, Inc., Class C †	10,584	385,243
VF Corp.	5,195	319,441
Vista Outdoor, Inc. †	10,871	518,873
Yum! Brands, Inc.	7,075	586,659

		147,462,625

Consumer Staples - 13.8%
Altria Group, Inc.	174,017	12,000,212
Brown-Forman Corp., Class B	20,357	2,030,814
Campbell Soup Co.	41,152	2,737,843
Church & Dwight Co., Inc.	28,362	2,918,166
Clorox Co. (The)	19,911	2,755,483
Coca-Cola Co. (The)	321,914	14,592,362
Colgate-Palmolive Co.	19,490	1,426,668
ConAgra Foods, Inc.	44,404	2,122,955
Constellation Brands, Inc., Class A	24,981	4,131,857
Costco Wholesale Corp.	19,160	3,008,886
Coty, Inc., Class A	61,025	1,586,040
Dr Pepper Snapple Group, Inc.	44,811	4,330,087
Edgewell Personal Care Co. †	4,753	401,201
Estee Lauder Cos., Inc. (The), Class A	35,017	3,187,247
General Mills, Inc.	56,783	4,049,764
Hershey Co. (The)	11,545	1,310,242
Hormel Foods Corp.	70,962	2,597,209
Ingredion, Inc.	11,951	1,546,579
JM Smucker Co. (The)	15,205	2,317,394
Kellogg Co.	29,857	2,437,824
Kimberly-Clark Corp.	34,840	4,789,803
Kroger Co. (The)	70,610	2,597,742
McCormick & Co., Inc.	24,062	2,566,694
Molson Coors Brewing Co., Class B	20,295	2,052,433
Mondelez International, Inc., Class A	115,390	5,251,399
Monster Beverage Corp. †	12,205	1,961,466
PepsiCo, Inc.	113,630	12,037,962
Philip Morris International, Inc.	102,772	10,453,968
Pilgrim’s Pride Corp.	18,200	463,736
Pinnacle Foods, Inc.	20,716	958,944
Procter & Gamble Co. (The)	95,606	8,094,960
Reynolds American, Inc.	140,472	7,575,655
Sysco Corp.	51,008	2,588,146
Tyson Foods, Inc., Class A	47,381	3,164,577
WhiteWave Foods Co. (The) †	10,151	476,488

		136,522,806

Energy - 5.0%
Cimarex Energy Co.	3,765	449,240
CVR Energy, Inc.	90,182	1,397,821
Diamondback Energy, Inc. †	24,197	2,207,008
Exxon Mobil Corp.	232,798	21,822,485
HollyFrontier Corp.	39,252	933,020
Marathon Petroleum Corp.	22,468	852,885
Newfield Exploration Co. †	34,248	1,513,077
ONEOK, Inc.	6,718	318,769
PBF Energy, Inc., Class A	67,122	1,596,161

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Energy - 5.0% (continued)
Phillips 66	71,257	$5,653,530
Pioneer Natural Resources Co.	15,466	2,338,614
RPC, Inc. †	117,095	1,818,485
Spectra Energy Corp.	87,265	3,196,517
Tesoro Corp.	29,267	2,192,684
Valero Energy Corp.	59,813	3,050,463

		49,340,759

Financials - 12.8%
Alexandria Real Estate Equities, Inc. REIT	5,032	520,913
Allstate Corp. (The)	23,559	1,647,952
American Campus Communities, Inc. REIT	20,902	1,105,089
American Financial Group, Inc.	13,868	1,025,261
American Tower Corp. REIT	26,093	2,964,426
AmTrust Financial Services, Inc.	13,037	319,406
Aon plc (United Kingdom)	17,259	1,885,201
Apartment Investment & Management Co., Class A REIT	32,100	1,417,536
Arch Capital Group Ltd. †	25,671	1,848,312
Aspen Insurance Holdings Ltd.	8,457	392,236
Assurant, Inc.	6,148	530,634
Assured Guaranty Ltd.	19,688	499,485
AvalonBay Communities, Inc. REIT	15,289	2,757,983
Axis Capital Holdings Ltd.	14,145	777,975
Bank of Hawaii Corp.	14,763	1,015,694
BankUnited, Inc.	20,761	637,778
Boston Properties, Inc. REIT	11,893	1,568,687
Brixmor Property Group, Inc. REIT	40,616	1,074,699
Camden Property Trust REIT	15,154	1,339,917
Chubb Ltd. (Switzerland)	32,854	4,294,346
Cincinnati Financial Corp.	26,000	1,947,140
CME Group, Inc.	36,957	3,599,612
Commerce Bancshares, Inc.	23,475	1,124,452
Corrections Corp. of America REIT	18,552	649,691
Credit Acceptance Corp. †	4,845	896,713
Crown Castle International Corp. REIT	35,334	3,583,928
Digital Realty Trust, Inc. REIT	30,490	3,323,105
Duke Realty Corp. REIT	10,906	290,754
Endurance Specialty Holdings Ltd.	10,737	721,097
Equinix, Inc. REIT	9,488	3,678,782
Equity LifeStyle Properties, Inc. REIT	33,755	2,702,088
Equity Residential REIT	20,558	1,416,035
Erie Indemnity Co., Class A	6,993	694,685
Essex Property Trust, Inc. REIT	9,419	2,148,380
Everest Re Group Ltd.	7,425	1,356,325
Extra Space Storage, Inc. REIT	32,200	2,979,788
FactSet Research Systems, Inc.	5,507	888,940
Federal Realty Investment Trust REIT	20,052	3,319,609
First Republic Bank	23,991	1,679,130
FNF Group	32,621	1,223,287
General Growth Properties, Inc. REIT	17,906	533,957
Hanover Insurance Group, Inc. (The)	11,713	991,154
Hartford Financial Services Group, Inc. (The)	21,581	957,765
Healthcare Trust of America, Inc., Class A REIT	29,525	954,838
Interactive Brokers Group, Inc., Class A	41,795	1,479,543
Intercontinental Exchange, Inc.	10,528	2,694,747

	SHARES	VALUE (Note 4)
Financials - 12.8% (continued)
Iron Mountain, Inc. REIT	14,195	$565,387
Kimco Realty Corp. REIT	32,068	1,006,294
Lamar Advertising Co., Class A REIT	12,300	815,490
Macerich Co. (The) REIT	10,901	930,836
Markel Corp. †	1,997	1,902,702
Marsh & McLennan Cos., Inc.	33,809	2,314,564
Mid-America Apartment Communities, Inc. REIT	14,372	1,529,181
Morningstar, Inc.	7,785	636,657
MSCI, Inc.	14,254	1,099,268
Nasdaq, Inc.	18,693	1,208,876
National Retail Properties, Inc. REIT	41,609	2,152,017
Omega Healthcare Investors, Inc. REIT	11,537	391,681
People’s United Financial, Inc.	32,508	476,567
Post Properties, Inc. REIT	5,900	360,195
ProAssurance Corp.	20,042	1,073,249
Progressive Corp. (The)	57,200	1,916,200
Prologis, Inc. REIT	15,125	741,730
Public Storage REIT	26,489	6,770,324
Realty Income Corp. REIT	44,947	3,117,524
Regency Centers Corp. REIT	25,053	2,097,688
RenaissanceRe Holdings Ltd.	12,378	1,453,672
Signature Bank †	9,437	1,178,870
Simon Property Group, Inc. REIT	31,637	6,862,065
TFS Financial Corp.	41,075	707,312
Torchmark Corp.	14,100	871,662
Travelers Cos., Inc. (The)	25,283	3,009,688
UDR, Inc. REIT	46,520	1,717,518
Validus Holdings Ltd.	15,511	753,679
Ventas, Inc. REIT	17,531	1,276,607
Vornado Realty Trust REIT	7,098	710,652
Welltower, Inc. REIT	11,878	904,747
White Mountains Insurance Group Ltd.	2,232	1,879,344
WR Berkley Corp.	13,700	820,904

		126,712,225

Health Care - 10.0%
AbbVie, Inc.	8,486	525,368
Aetna, Inc.	15,826	1,932,829
Align Technology, Inc. †	9,300	749,115
Allscripts Healthcare Solutions, Inc. †	37,159	471,919
Amgen, Inc.	9,813	1,493,048
athenahealth, Inc. †	5,100	703,851
Baxter International, Inc.	41,890	1,894,266
Becton Dickinson and Co.	18,256	3,096,035
Bio-Rad Laboratories, Inc., Class A †	5,986	856,118
Boston Scientific Corp. †	113,718	2,657,590
Bristol-Myers Squibb Co.	87,345	6,424,225
Bruker Corp.	35,568	808,816
Cardinal Health, Inc.	5,943	463,613
Charles River Laboratories International, Inc. †	6,903	569,083
Cooper Cos., Inc. (The)	5,006	858,879
CR Bard, Inc.	8,248	1,939,600
DENTSPLY SIRONA, Inc.	15,018	931,717

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 10.0% (continued)
DexCom, Inc. †	17,918	$1,421,435
Edwards Lifesciences Corp. †	31,232	3,114,767
Eli Lilly & Co.	21,723	1,710,686
Henry Schein, Inc. †	10,724	1,896,003
Hologic, Inc. †	28,408	982,917
IDEXX Laboratories, Inc. †	8,000	742,880
Intuitive Surgical, Inc. †	4,208	2,783,213
Johnson & Johnson	213,533	25,901,553
Laboratory Corp. of America Holdings †	2,281	297,146
Medtronic plc (Ireland)	45,910	3,983,611
Mettler-Toledo International, Inc. †	2,907	1,060,823
PerkinElmer, Inc.	9,553	500,768
Pfizer, Inc.	87,310	3,074,185
QIAGEN NV (Netherlands) †	21,131	460,867
Quest Diagnostics, Inc.	6,341	516,221
Quintiles Transnational Holdings, Inc. †	8,771	572,922
ResMed, Inc.	10,915	690,156
Stryker Corp.	32,570	3,902,863
Teleflex, Inc.	7,020	1,244,716
Thermo Fisher Scientific, Inc.	23,824	3,520,234
UnitedHealth Group, Inc.	73,805	10,421,266
Universal Health Services, Inc., Class B	6,548	878,087
VCA, Inc. †	11,583	783,127
Waters Corp. †	7,531	1,059,235
Zimmer Biomet Holdings, Inc.	3,102	373,419
Zoetis, Inc.	8,185	388,460

		98,657,632

Industrials - 11.1%
3M Co.	33,209	5,815,560
A.O. Smith Corp.	18,950	1,669,685
Acuity Brands, Inc.	9,990	2,477,120
Alaska Air Group, Inc.	35,600	2,075,124
Allegion plc (Ireland)	8,013	556,343
AMERCO	3,404	1,274,968
BWX Technologies, Inc.	15,551	556,259
CH Robinson Worldwide, Inc.	6,166	457,825
Cintas Corp.	23,846	2,340,008
Copart, Inc. †	10,601	519,555
Danaher Corp.	57,877	5,845,577
Delta Air Lines, Inc.	60,162	2,191,702
Equifax, Inc.	16,124	2,070,322
Fastenal Co.	10,912	484,384
Fortune Brands Home & Security, Inc.	44,029	2,552,361
General Dynamics Corp.	18,326	2,551,712
General Electric Co.	643,811	20,267,170
Honeywell International, Inc.	56,392	6,559,517
Huntington Ingalls Industries, Inc.	4,891	821,835
Illinois Tool Works, Inc.	13,657	1,422,513
JB Hunt Transport Services, Inc.	11,505	931,100
JetBlue Airways Corp. †	80,276	1,329,371
Lennox International, Inc.	4,124	588,082
Lockheed Martin Corp.	31,838	7,901,236
Masco Corp.	38,919	1,204,154
Middleby Corp. (The) †	3,107	358,082
MSC Industrial Direct Co., Inc., Class A	6,661	470,000

	SHARES	VALUE (Note 4)
Industrials - 11.1% (continued)
Nielsen Holdings plc	15,792	$820,710
Northrop Grumman Corp.	25,205	5,602,567
Old Dominion Freight Line, Inc. †	5,160	311,200
Orbital ATK, Inc.	8,225	700,277
Owens Corning	12,800	659,456
Raytheon Co.	27,267	3,706,949
Republic Services, Inc.	22,714	1,165,455
Rollins, Inc.	21,305	623,597
Roper Technologies, Inc.	10,539	1,797,532
Snap-on, Inc.	7,597	1,198,959
Southwest Airlines Co.	52,782	2,069,582
Stanley Black & Decker, Inc.	6,696	744,729
Toro Co. (The)	18,257	1,610,267
TransDigm Group, Inc. †	2,522	665,026
United Continental Holdings, Inc. †	7,990	327,910
United Parcel Service, Inc., Class B	63,491	6,839,251
Verisk Analytics, Inc. †	21,342	1,730,409
Waste Management, Inc.	36,120	2,393,672
Watsco, Inc.	3,619	509,157
WW Grainger, Inc.	3,083	700,612

		109,468,882

Information Technology - 20.3%
Accenture plc, Class A (Ireland)	55,600	6,298,924
Activision Blizzard, Inc.	87,059	3,450,148
Adobe Systems, Inc. †	45,877	4,394,558
Alphabet, Inc., Class A †	52,780	37,132,313
Amdocs Ltd.	28,463	1,642,884
Amphenol Corp., Class A	21,046	1,206,567
Analog Devices, Inc.	18,146	1,027,789
ANSYS, Inc. †	5,600	508,200
Applied Materials, Inc.	31,312	750,549
Arrow Electronics, Inc. †	8,600	532,340
Automatic Data Processing, Inc.	41,842	3,844,025
Booz Allen Hamilton Holding Corp.	14,749	437,160
Broadcom Ltd. (Singapore)	31,027	4,821,596
Broadridge Financial Solutions, Inc.	11,087	722,872
Cadence Design Systems, Inc. †	31,925	775,778
CDK Global, Inc.	20,178	1,119,677
CDW Corp.	25,023	1,002,922
Cisco Systems, Inc.	133,467	3,829,168
Citrix Systems, Inc. †	14,512	1,162,266
Computer Sciences Corp.	14,482	719,031
CoreLogic, Inc. †	18,100	696,488
CoStar Group, Inc. †	3,684	805,543
eBay, Inc. †	78,369	1,834,618
Electronic Arts, Inc. †	18,381	1,392,545
Facebook, Inc., Class A †	219,231	25,053,719
Fidelity National Information Services, Inc.	5,248	386,673
First Solar, Inc. †	11,793	571,725
Fiserv, Inc. †	39,985	4,347,569
Gartner, Inc. †	6,200	603,942
Genpact Ltd. †	44,401	1,191,723
Global Payments, Inc.	25,397	1,812,838

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 20.3% (continued)
GoDaddy, Inc., Class A †	15,274	$476,396
Harris Corp.	8,866	739,779
Intuit, Inc.	16,760	1,870,584
IPG Photonics Corp. †	5,942	475,360
Jack Henry & Associates, Inc.	17,949	1,566,409
Lam Research Corp.	8,618	724,429
MasterCard, Inc., Class A	70,727	6,228,220
Maxim Integrated Products, Inc.	31,919	1,139,189
Microsoft Corp.	584,226	29,894,844
Motorola Solutions, Inc.	11,008	726,198
Nuance Communications, Inc. †	49,154	768,277
NVIDIA Corp.	70,579	3,317,919
Palo Alto Networks, Inc. †	7,555	926,545
Paychex, Inc.	34,906	2,076,907
Red Hat, Inc. †	14,091	1,023,007
Sabre Corp.	45,937	1,230,652
salesforce.com, Inc. †	47,894	3,803,263
SS&C Technologies Holdings, Inc.	16,904	474,664
Synopsys, Inc. †	12,734	688,655
Teradyne, Inc.	24,948	491,226
Texas Instruments, Inc.	74,037	4,638,418
Total System Services, Inc.	31,608	1,678,701
Ultimate Software Group, Inc. (The) †	5,637	1,185,405
Vantiv, Inc., Class A †	28,434	1,609,364
VeriSign, Inc. †	21,755	1,880,937
Visa, Inc., Class A	191,451	14,199,921
Western Union Co. (The)	34,255	657,011
Xilinx, Inc.	36,025	1,661,833

		200,230,263

Materials - 1.4%
Air Products & Chemicals, Inc.	2,729	387,627
Avery Dennison Corp.	6,491	485,202
Bemis Co., Inc.	6,149	316,612
Dow Chemical Co. (The)	72,751	3,616,452
International Flavors & Fragrances, Inc.	5,004	630,854
Martin Marietta Materials, Inc.	7,530	1,445,760
NewMarket Corp.	1,600	663,008
Newmont Mining Corp.	59,658	2,333,821
Sealed Air Corp.	10,067	462,780
Sherwin-Williams Co. (The)	2,808	824,626
Vulcan Materials Co.	18,426	2,217,754

		13,384,496

Telecommunication Services - 4.2%
AT&T, Inc.	478,674	20,683,504
T-Mobile US, Inc. †	75,160	3,252,173
Verizon Communications, Inc.	309,033	17,256,403

		41,192,080

Utilities - 5.4%
Alliant Energy Corp.	43,306	1,719,248
Ameren Corp.	32,468	1,739,635
American Electric Power Co., Inc.	45,726	3,204,935
American Water Works Co., Inc.	29,976	2,533,272
Aqua America, Inc.	9,149	326,253

	SHARES	VALUE (Note 4)
Utilities - 5.4% (continued)
CMS Energy Corp.	41,358	$1,896,678
Consolidated Edison, Inc.	48,036	3,864,016
Dominion Resources, Inc.	20,014	1,559,691
DTE Energy Co.	12,286	1,217,788
Duke Energy Corp.	14,431	1,238,036
Edison International	38,839	3,016,625
Eversource Energy	31,398	1,880,740
Exelon Corp.	35,984	1,308,378
Great Plains Energy, Inc.	14,856	451,622
NextEra Energy, Inc.	46,598	6,076,379
PG&E Corp.	50,785	3,246,177
Pinnacle West Capital Corp.	30,000	2,431,800
PPL Corp.	50,206	1,895,277
Public Service Enterprise Group, Inc.	46,223	2,154,454
SCANA Corp.	19,576	1,481,120
Southern Co. (The)	88,555	4,749,205
WEC Energy Group, Inc.	40,625	2,652,813
Xcel Energy, Inc.	64,379	2,882,892

		53,527,034

TOTAL COMMON STOCKS (cost $828,312,978)		976,498,802

SHORT-TERM INVESTMENT - 0.8%

Investment Company - 0.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (2)(a)
(cost $7,433,067)	7,433,067	7,433,067

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.7% (cost $835,746,045)		983,931,869

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% (b)		3,367,193

NET ASSETS - 100.0%		$987,299,062

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
50	BARC	S&P 500 E-Mini Futures	09/2016	$5,133,799	$5,225,500	$91,701

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$467,273	$467,273

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

COMMON STOCKS - 97.1%	SHARES	VALUE (Note 4)
Consumer Discretionary - 11.1%
Abercrombie & Fitch Co., Class A	21,462	$382,238
Bassett Furniture Industries, Inc.	16,512	395,297
Big Lots, Inc.	2,820	141,310
Boyd Gaming Corp. †	39,480	726,432
Bright Horizons Family Solutions, Inc. †	22,449	1,488,593
Burlington Stores, Inc. †	10,631	709,194
Caleres, Inc.	5,009	121,268
Callaway Golf Co.	14,351	146,524
Carriage Services, Inc.	10,033	237,581
Carrols Restaurant Group, Inc. †	32,223	383,454
Cato Corp. (The), Class A	3,507	132,284
Cavco Industries, Inc. †	2,602	243,807
Cheesecake Factory, Inc. (The)	9,042	435,282
Children's Place, Inc. (The)	6,913	554,284
Churchill Downs, Inc.	6,914	873,653
Chuy's Holdings, Inc. †	12,054	417,189
Citi Trends, Inc.	7,878	122,345
ClubCorp Holdings, Inc.	9,715	126,295
Columbia Sportswear Co.	18,496	1,064,260
Cooper Tire & Rubber Co.	10,971	327,155
Cooper-Standard Holding, Inc. †	7,008	553,562
Core-Mark Holding Co., Inc.	16,544	775,252
Cracker Barrel Old Country Store, Inc. (a)	5,491	941,542
Culp, Inc.	11,894	328,631
Dave & Buster's Entertainment, Inc. †	16,897	790,611
Denny's Corp. †	28,600	306,878
Dorman Products, Inc. †	6,736	385,299
Drew Industries, Inc.	7,815	663,025
Eldorado Resorts, Inc. †	22,326	339,244
Entravision Communications Corp., Class A	28,539	191,782
Ethan Allen Interiors, Inc.	2,822	93,239
Express, Inc. †	20,069	291,201
Five Below, Inc. †	16,194	751,563
Flexsteel Industries, Inc.	3,750	148,575
Gentherm, Inc. †	3,795	129,979
Gray Television, Inc. †	15,238	165,332
Guess?, Inc. (a)	14,024	211,061
Haverty Furniture Cos., Inc.	7,500	135,225
Helen of Troy Ltd. †	12,749	1,311,107
Hooker Furniture Corp.	12,387	266,197
Installed Building Products, Inc. †	14,200	515,318
International Speedway Corp., Class A	8,963	299,812
Isle of Capri Casinos, Inc. †	15,147	277,493
La-Z-Boy, Inc.	4,371	121,601
LGI Homes, Inc. †(a)	14,862	474,692
Lithia Motors, Inc., Class A	4,140	294,230
Marcus Corp. (The)	6,900	145,590
Monarch Casino & Resort, Inc. †	7,349	161,457
Monro Muffler Brake, Inc.	9,620	611,447
Motorcar Parts of America, Inc. †	9,004	244,729
Movado Group, Inc.	5,631	122,080
NACCO Industries, Inc., Class A	3,287	184,072
National CineMedia, Inc.	10,496	162,478
Nautilus, Inc. †	13,475	240,394
New Media Investment Group, Inc.	8,166	147,560
New York Times Co. (The), Class A	20,517	248,256
Nutrisystem, Inc.	18,885	478,924

	SHARES	VALUE (Note 4)
Consumer Discretionary - 11.1% (continued)
Overstock.com, Inc. †	9,124	$146,988
Oxford Industries, Inc.	4,948	280,156
Papa John's International, Inc.	2,316	157,488
Penn National Gaming, Inc. †	8,269	115,353
Perry Ellis International, Inc. †	7,211	145,085
PetMed Express, Inc. (a)	10,939	205,216
Pool Corp.	15,698	1,476,083
Popeyes Louisiana Kitchen, Inc. †	5,203	284,292
Red Robin Gourmet Burgers, Inc. †	1,873	88,836
Ruth's Hospitality Group, Inc.	18,219	290,593
Scholastic Corp.	9,598	380,177
Sequential Brands Group, Inc. †(a)	17,635	140,727
Shoe Carnival, Inc.	7,229	181,159
Sinclair Broadcast Group, Inc., Class A	31,403	937,694
Smith & Wesson Holding Corp. †	27,900	758,322
Sonic Corp.	4,685	126,729
Speedway Motorsports, Inc.	4,040	71,710
Sportsman's Warehouse Holdings, Inc. †	23,901	192,642
Standard Motor Products, Inc.	3,350	133,263
Steven Madden Ltd. †	4,461	152,477
Sturm Ruger & Co., Inc. (a)	9,071	580,635
Superior Industries International, Inc.	6,512	174,391
Texas Roadhouse, Inc.	20,477	933,751
Tile Shop Holdings, Inc. †	17,779	353,446
Tower International, Inc.	5,389	110,906
Unifi, Inc. †	5,876	160,003
Universal Electronics, Inc. †	2,513	181,640
Vail Resorts, Inc.	12,275	1,696,773
Wayfair, Inc., Class A †(a)	27,867	1,086,813
Weight Watchers International, Inc. †(a)	24,749	287,831
World Wrestling Entertainment, Inc., Class A (a)	38,215	703,538
ZAGG, Inc. †	28,379	148,990
Zoe's Kitchen, Inc. †	4,706	170,687

		35,392,277

Consumer Staples - 6.1%
B&G Foods, Inc.	22,721	1,095,152
Calavo Growers, Inc.	5,972	400,124
Cal-Maine Foods, Inc. (a)	13,479	597,389
Casey's General Stores, Inc.	14,349	1,887,037
Central Garden & Pet Co., Class A †	25,171	546,462
Coca-Cola Bottling Co. Consolidated	4,711	694,731
Dean Foods Co.	22,562	408,147
Fresh Del Monte Produce, Inc.	26,301	1,431,563
Ingles Markets, Inc., Class A	4,685	174,751
Inter Parfums, Inc.	6,100	174,277
J&J Snack Foods Corp.	4,970	592,772
John B. Sanfilippo & Son, Inc.	9,783	417,049
Lancaster Colony Corp.	10,414	1,328,931
MGP Ingredients, Inc.	6,465	247,157
National Beverage Corp. †	17,435	1,095,092
Natural Health Trends Corp. (a)	11,996	338,167
Omega Protein Corp. †	14,399	287,836
Post Holdings, Inc. †	25,615	2,118,104
PriceSmart, Inc.	2,543	237,949
Revlon, Inc., Class A †	8,366	269,218
Sanderson Farms, Inc. (a)	6,287	544,706
Snyder's-Lance, Inc.	15,916	539,393

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 6.1% (continued)
SpartanNash Co.	5,073	$155,132
Tootsie Roll Industries, Inc. (a)	6,695	257,958
TreeHouse Foods, Inc. †	11,087	1,138,081
Universal Corp. (a)	8,367	483,111
USANA Health Sciences, Inc. †	2,229	248,378
Vector Group Ltd. (a)	49,072	1,100,194
WD-40 Co.	5,417	636,227

		19,445,088

Energy - 1.9%
Ardmore Shipping Corp. (Ireland)	14,473	97,982
Callon Petroleum Co. †	51,427	577,525
Matador Resources Co. †(a)	6,330	125,334
Nordic American Tankers Ltd. (Norway) (a)	37,600	522,264
Panhandle Oil and Gas, Inc., Class A	636	10,602
Par Pacific Holdings, Inc. †	10,609	162,742
Parsley Energy, Inc., Class A †	69,651	1,884,756
PDC Energy, Inc. †	16,143	929,998
RSP Permian, Inc. †	28,016	977,479
Ship Finance International Ltd. (Norway) (a)	22,055	325,091
TETRA Technologies, Inc. †	26,462	168,563
US Silica Holdings, Inc.	5,034	173,522

		5,955,858

Financials - 28.3%
Acadia Realty Trust REIT	19,232	683,121
Actua Corp. †	12,100	109,263
Agree Realty Corp. REIT	11,313	545,739
Alexander’s, Inc. REIT	1,154	472,251
Altisource Portfolio Solutions SA (Luxembourg) †(a)	8,088	225,170
American Assets Trust, Inc. REIT	9,951	422,320
Ameris Bancorp	13,369	397,059
AMERISAFE, Inc.	8,584	525,512
Argo Group International Holdings Ltd.	15,714	815,531
Atlas Financial Holdings, Inc. †	1,133	19,510
Banc of California, Inc.	15,122	273,708
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	6,289	166,658
Bank of the Ozarks, Inc.	9,170	344,058
Banner Corp.	2,624	111,625
BBCN Bancorp, Inc.	7,697	114,839
Beneficial Bancorp, Inc. †	38,657	491,717
Berkshire Hills Bancorp, Inc.	13,780	370,958
BGC Partners, Inc., Class A	78,465	683,430
BNC Bancorp	22,518	511,384
Brookline Bancorp, Inc.	18,831	207,706
Capital Bank Financial Corp., Class A	28,180	811,584
Capitol Federal Financial, Inc.	27,273	380,458
Cardinal Financial Corp.	10,024	219,927
Cathay General Bancorp	30,494	859,931
Cedar Realty Trust, Inc. REIT	19,172	142,448
CenterState Banks, Inc.	21,995	346,421
Central Pacific Financial Corp.	10,335	243,906
Chemical Financial Corp. (a)	10,758	401,166
CNO Financial Group, Inc.	38,107	665,348
Cohen & Steers, Inc.	4,567	184,689

	SHARES	VALUE (Note 4)
Financials - 28.3% (continued)
Columbia Banking System, Inc.	18,820	$528,089
Community Bank System, Inc.	10,380	426,514
ConnectOne Bancorp, Inc.	11,700	183,573
CoreSite Realty Corp. REIT	16,433	1,457,443
Cousins Properties, Inc. REIT	37,439	389,366
CubeSmart REIT	71,543	2,209,248
Customers Bancorp, Inc. †	12,816	322,066
CVB Financial Corp.	20,327	333,160
CyrusOne, Inc. REIT	30,428	1,693,622
DCT Industrial Trust, Inc. REIT	33,072	1,588,779
Diamond Hill Investment Group, Inc.	1,639	308,820
Dime Community Bancshares, Inc.	8,591	146,133
DuPont Fabros Technology, Inc. REIT	29,925	1,422,634
Eagle Bancorp, Inc. †	22,718	1,092,963
Easterly Government Properties, Inc. REIT	4,592	90,600
EastGroup Properties, Inc. REIT	6,500	447,980
Education Realty Trust, Inc. REIT	23,550	1,086,597
Employers Holdings, Inc.	6,048	175,513
Enstar Group Ltd. †	4,058	657,355
Enterprise Financial Services Corp.	11,181	311,838
EPR Properties REIT	24,959	2,013,692
Equity One, Inc. REIT	46,788	1,505,638
Evercore Partners, Inc., Class A	5,772	255,065
FBL Financial Group, Inc., Class A	10,027	608,338
FCB Financial Holdings, Inc., Class A †	28,247	960,398
Federated National Holding Co.	7,509	142,971
Fidelity Southern Corp.	19,921	312,162
First American Financial Corp.	34,974	1,406,654
First Defiance Financial Corp.	8,602	334,188
First Financial Bankshares, Inc. (a)	10,859	356,067
First Industrial Realty Trust, Inc. REIT	37,408	1,040,691
First Interstate BancSystem, Inc., Class A	11,618	326,466
First Merchants Corp.	17,270	430,541
First Midwest Bancorp, Inc.	12,076	212,055
Flagstar Bancorp, Inc. †	20,448	499,136
Flushing Financial Corp.	7,004	139,240
FNB Corp.	7,487	93,887
Fulton Financial Corp.	53,225	718,537
GAIN Capital Holdings, Inc.	24,292	153,525
Gladstone Commercial Corp. REIT	10,000	168,900
Government Properties Income Trust REIT	4,011	92,494
Great Southern Bancorp, Inc.	6,714	248,217
Great Western Bancorp, Inc.	32,069	1,011,456
Green Dot Corp., Class A †	9,413	216,405
Hanmi Financial Corp.	16,388	384,954
Healthcare Realty Trust, Inc. REIT	34,398	1,203,586
Heartland Financial USA, Inc.	9,469	334,161
HFF, Inc., Class A	3,604	104,084
Highwoods Properties, Inc. REIT	31,658	1,671,542
Home BancShares, Inc.	67,181	1,329,512
HomeStreet, Inc. †	11,176	222,626
Horace Mann Educators Corp.	9,835	332,325
Hudson Pacific Properties, Inc. REIT	10,570	308,433
Impac Mortgage Holdings, Inc. †(a)	5,055	79,262
Independent Bank Corp./MA	12,042	550,319
Independent Bank Corp./MI	27,663	401,390
Infinity Property & Casualty Corp.	3,108	250,691
International Bancshares Corp.	6,452	168,333

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 28.3% (continued)
INTL. FCStone, Inc. †	6,700	$182,843
Investors Bancorp, Inc.	63,624	704,954
James River Group Holdings Ltd.	11,794	400,524
Kearny Financial Corp.	38,505	484,393
Kemper Corp.	3,161	97,928
Kite Realty Group Trust REIT	15,295	428,719
Lakeland Financial Corp.	8,803	413,829
LegacyTexas Financial Group, Inc.	9,722	261,619
LendingTree, Inc. †(a)	7,566	668,305
Lexington Realty Trust REIT	16,660	168,433
LTC Properties, Inc. REIT	10,734	555,270
Mack-Cali Realty Corp. REIT	32,646	881,442
Maiden Holdings Ltd.	23,243	284,494
Marcus & Millichap, Inc. †	5,385	136,833
MarketAxess Holdings, Inc.	14,542	2,114,407
MB Financial, Inc.	19,210	696,939
Medical Properties Trust, Inc. REIT	13,013	197,928
Meridian Bancorp, Inc.	29,164	431,044
Meta Financial Group, Inc.	6,520	332,259
Monmouth Real Estate Investment Corp. REIT	29,007	384,633
Monogram Residential Trust, Inc. REIT	26,092	266,399
National Bank Holdings Corp., Class A	10,700	217,852
National General Holdings Corp.	21,132	452,647
National Health Investors, Inc. REIT	3,407	255,832
National Storage Affiliates Trust REIT	10,200	212,364
Navigators Group, Inc. (The)	5,759	529,655
NBT Bancorp, Inc.	9,707	277,911
Northfield Bancorp, Inc.	9,328	138,334
Northwest Bancshares, Inc.	44,759	663,776
OneBeacon Insurance Group Ltd., Class A	10,443	144,113
Opus Bank	17,368	587,038
Oritani Financial Corp.	27,731	443,419
Pacific Premier Bancorp, Inc. †	7,111	170,664
Park National Corp.	1,036	95,084
Pennsylvania REIT	9,224	197,855
Physicians Realty Trust REIT	37,963	797,603
Pinnacle Financial Partners, Inc.	11,184	546,338
Preferred Bank	12,772	368,791
PrivateBancorp, Inc.	18,680	822,480
Provident Financial Services, Inc.	15,861	311,510
PS Business Parks, Inc. REIT	12,454	1,321,120
QTS Realty Trust, Inc., Class A REIT	25,780	1,443,164
Ramco-Gershenson Properties Trust REIT	8,878	174,098
RE/MAX Holdings, Inc., Class A	5,481	220,665
Renasant Corp.	11,957	386,570
Retail Opportunity Investments Corp. REIT	40,565	879,044
Rexford Industrial Realty, Inc. REIT	20,657	435,656
RLI Corp.	20,618	1,418,106
S&T Bancorp, Inc.	6,680	163,326
Safety Insurance Group, Inc.	3,686	226,984
Sandy Spring Bancorp, Inc.	3,390	98,513
Saul Centers, Inc. REIT	3,781	233,326
Seacoast Banking Corp. of Florida †	27,451	445,804
Select Income REIT	11,621	302,030
Selective Insurance Group, Inc.	16,206	619,231
ServisFirst Bancshares, Inc. (a)	19,573	966,710

	SHARES	VALUE (Note 4)
Financials - 28.3% (continued)
Simmons First National Corp., Class A	9,407	$434,462
South State Corp.	6,921	470,974
Southside Bancshares, Inc.	5,935	183,510
Sovran Self Storage, Inc. REIT	18,764	1,968,719
STAG Industrial, Inc. REIT	3,886	92,526
State Bank Financial Corp.	8,486	172,690
Sterling Bancorp	41,571	652,665
Stewart Information Services Corp.	10,038	415,674
Stonegate Bank	6,484	209,239
STORE Capital Corp. REIT	57,484	1,692,904
Sun Communities, Inc. REIT	23,375	1,791,460
Terreno Realty Corp. REIT	7,080	183,160
Tompkins Financial Corp.	1,585	103,025
Towne Bank (a)	14,776	319,900
Trupanion, Inc. †(a)	10,015	132,699
Union Bankshares Corp.	3,912	96,666
United Bankshares, Inc.	15,363	576,266
United Community Banks, Inc.	32,090	586,926
United Fire Group, Inc.	8,387	355,860
United Insurance Holdings Corp.	8,652	141,720
Universal Health Realty Income Trust REIT	2,973	169,996
Urban Edge Properties REIT	36,489	1,089,562
Urstadt Biddle Properties, Inc., Class A REIT	5,947	147,367
Valley National Bancorp	39,871	363,624
Walker & Dunlop, Inc. †	20,117	458,265
Washington Federal, Inc.	31,457	763,147
Washington REIT	16,680	524,753
Waterstone Financial, Inc.	33,935	520,224
WesBanco, Inc.	4,357	135,285
Western Alliance Bancorp †	30,140	984,071
Wintrust Financial Corp.	3,650	186,150
WSFS Financial Corp.	10,598	341,150

		90,133,118

Health Care - 13.1%
ABIOMED, Inc. †	13,308	1,454,431
Aceto Corp.	12,688	277,740
Addus HomeCare Corp. †	11,731	204,471
Adeptus Health, Inc., Class A †(a)	2,592	133,903
Almost Family, Inc. †	3,746	159,617
Amedisys, Inc. †	16,877	851,951
AMN Healthcare Services, Inc. †	20,026	800,439
Amphastar Pharmaceuticals, Inc. †	6,261	100,927
Analogic Corp.	2,068	164,282
Anika Therapeutics, Inc. †	3,747	201,027
AtriCure, Inc. †	9,247	130,660
Atrion Corp.	700	299,502
BioSpecifics Technologies Corp. †	3,618	144,503
BioTelemetry, Inc. †	25,845	421,273
Cambrex Corp. †	12,669	655,367
Cantel Medical Corp.	20,542	1,411,852
Capital Senior Living Corp. †	6,600	116,622
Cellular Biomedicine Group, Inc. †(a)	1,181	14,160
Cerus Corp. †(a)	25,882	161,504
Chemed Corp.	6,204	845,667
Civitas Solutions, Inc. †	9,846	205,092

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 13.1% (continued)
Concert Pharmaceuticals, Inc. †	8,629	$96,904
CONMED Corp.	2,522	120,375
Corcept Therapeutics, Inc. †(a)	28,297	154,502
CorVel Corp. †	6,100	263,398
Cross Country Healthcare, Inc. †	14,589	203,079
CTI BioPharma Corp. †	77,000	26,180
Cynosure, Inc., Class A †	12,609	613,365
Cytokinetics, Inc. †(a)	18,480	175,375
Dermira, Inc. †	14,874	435,064
Diplomat Pharmacy, Inc. †(a)	5,128	179,480
Emergent BioSolutions, Inc. †	13,138	369,441
Ensign Group, Inc. (The)	15,690	329,647
Exelixis, Inc. †(a)	82,024	640,607
Five Prime Therapeutics, Inc. †	9,435	390,137
Globus Medical, Inc., Class A †	14,712	350,587
HealthEquity, Inc. †	5,089	154,629
HealthStream, Inc. †	7,258	192,482
Heska Corp. †	11,975	445,111
ICU Medical, Inc. †	7,636	860,959
Ignyta, Inc. †	27,713	150,204
INC Research Holdings, Inc., Class A †	18,475	704,452
Inogen, Inc. †	12,961	649,476
Inovio Pharmaceuticals, Inc. †	9,741	90,007
Insmed, Inc. †	11,460	112,996
Insulet Corp. †	3,432	103,784
Integra LifeSciences Holdings Corp. †	15,081	1,203,162
Intra-Cellular Therapies, Inc. †	15,328	595,033
iRadimed Corp. †(a)	7,495	163,091
LeMaitre Vascular, Inc.	10,217	145,797
Lexicon Pharmaceuticals, Inc. †(a)	40,086	575,234
LHC Group, Inc. †	10,762	465,779
Ligand Pharmaceuticals, Inc. †(a)	8,007	954,995
Lion Biotechnologies, Inc. †(a)	12,937	104,790
Loxo Oncology, Inc. †(a)	13,313	308,595
Luminex Corp. †	8,372	169,366
Masimo Corp. †	22,039	1,157,378
Medcath Corp. (3)†(b)	10,300	—
Medicines Co. (The) †(a)	23,369	785,899
Meridian Bioscience, Inc.	7,667	149,507
Merit Medical Systems, Inc. †	11,625	230,524
Myriad Genetics, Inc. †	21,783	666,560
National HealthCare Corp.	2,800	181,272
Natus Medical, Inc. †	7,002	264,676
Nektar Therapeutics †	32,065	456,285
Neogen Corp. †	8,479	476,944
NeoGenomics, Inc. †	32,423	260,681
Neurocrine Biosciences, Inc. †	17,681	803,601
Nevro Corp. †(a)	11,892	877,154
NuVasive, Inc. †	14,321	855,250
NxStage Medical, Inc. †	7,230	156,746
Ohr Pharmaceutical, Inc. †(a)	7,600	20,824
Omnicell, Inc. †	6,219	212,876
OraSure Technologies, Inc. †	19,400	114,654
Organovo Holdings, Inc. †(a)	37,800	140,616
Orthofix International NV †	5,619	238,246
Owens & Minor, Inc.	15,445	577,334
Pacific Biosciences of California, Inc. †(a)	32,591	229,278
Peregrine Pharmaceuticals, Inc. †(a)	181,400	66,048

	SHARES	VALUE (Note 4)
Health Care - 13.1% (continued)
PharMerica Corp. †	6,889	$169,883
PRA Health Sciences, Inc. †	22,011	919,179
Press Ganey Holdings, Inc. †	2,470	97,195
Prestige Brands Holdings, Inc. †	19,202	1,063,791
Prothena Corp. plc (Ireland) †	11,373	397,600
Providence Service Corp. (The) †	4,930	221,258
RadNet, Inc. †	19,258	102,838
Repligen Corp. †	4,058	111,027
Retrophin, Inc. †	5,828	103,797
Revance Therapeutics, Inc. †(a)	11,204	152,374
Rockwell Medical, Inc. †(a)	14,232	107,736
RTI Surgical, Inc. †	32,382	116,251
Sarepta Therapeutics, Inc. †(a)	7,406	141,232
SciClone Pharmaceuticals, Inc. †	17,936	234,244
STERIS plc (United Kingdom)	24,797	1,704,794
Supernus Pharmaceuticals, Inc. †	25,872	527,013
Surgical Care Affiliates, Inc. †	12,716	606,172
Synergy Pharmaceuticals, Inc. †(a)	25,940	98,572
TherapeuticsMD, Inc. †(a)	53,345	453,433
Trevena, Inc. †	28,383	178,813
Ultragenyx Pharmaceutical, Inc. †	5,406	264,407
Universal American Corp.	19,738	149,614
US Physical Therapy, Inc.	6,163	371,074
Vascular Solutions, Inc. †	9,342	389,188
Vocera Communications, Inc. †	10,735	137,945
WellCare Health Plans, Inc. †	8,835	947,819
West Pharmaceutical Services, Inc.	22,088	1,676,037
Xencor, Inc. †	5,970	113,370

		41,732,082

Industrials - 9.2%
AAON, Inc.	8,544	235,045
ABM Industries, Inc.	6,667	243,212
ACCO Brands Corp. †	9,971	103,000
Actuant Corp., Class A	4,318	97,630
Advanced Drainage Systems, Inc. (a)	4,397	120,346
Aerojet Rocketdyne Holdings, Inc. †	7,667	140,153
Aerovironment, Inc. †	3,143	87,375
Air Transport Services Group, Inc. †	33,900	439,344
Aircastle Ltd.	5,512	107,815
Alamo Group, Inc.	3,400	224,298
Albany International Corp., Class A	2,564	102,381
Allegiant Travel Co.	1,236	187,254
American Woodmark Corp. †	10,294	683,316
Apogee Enterprises, Inc.	4,666	216,269
Argan, Inc.	5,482	228,709
Astec Industries, Inc.	3,050	171,258
AZZ, Inc.	6,976	418,421
Barnes Group, Inc.	3,154	104,461
Barrett Business Services, Inc.	3,741	154,578
Beacon Roofing Supply, Inc. †	22,211	1,009,934
Brady Corp., Class A	6,674	203,957
Briggs & Stratton Corp.	13,814	292,581
Brink’s Co. (The)	14,877	423,846
Builders FirstSource, Inc. †	37,611	423,124
Comfort Systems USA, Inc.	21,641	704,847
CRA International, Inc. †	6,151	155,128
Curtiss-Wright Corp.	12,053	1,015,465

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 9.2% (continued)
Douglas Dynamics, Inc.	10,400	$267,592
Dycom Industries, Inc. †(a)	13,873	1,245,240
EMCOR Group, Inc.	11,751	578,854
Ennis, Inc.	10,681	204,862
Exponent, Inc.	14,044	820,310
Federal Signal Corp.	14,847	191,229
FTI Consulting, Inc. †	3,688	150,028
G&K Services, Inc., Class A	5,623	430,553
Gibraltar Industries, Inc. †	16,328	515,475
Global Brass & Copper Holdings, Inc.	16,684	455,306
GP Strategies Corp. †	4,353	94,417
Granite Construction, Inc.	11,901	542,091
Griffon Corp.	21,547	363,282
Hawaiian Holdings, Inc. †	21,616	820,543
HC2 Holdings, Inc. †(a)	27,896	119,953
Healthcare Services Group, Inc.	28,128	1,163,937
HEICO Corp.	5,422	362,244
Heidrick & Struggles International, Inc.	6,742	113,805
Herman Miller, Inc.	6,243	186,603
Insperity, Inc.	4,056	313,245
Insteel Industries, Inc.	5,167	147,725
Interface, Inc.	8,931	136,198
John Bean Technologies Corp.	11,307	692,215
Kadant, Inc.	3,300	169,983
Kaman Corp.	4,422	188,023
Kforce, Inc.	6,514	110,021
Knoll, Inc.	9,074	220,317
Lydall, Inc. †	5,838	225,113
Marten Transport Ltd.	7,355	145,629
Masonite International Corp. †	4,503	297,828
MasTec, Inc. †	16,554	369,485
Matson, Inc.	12,528	404,529
Matthews International Corp., Class A	8,717	485,014
Mercury Systems, Inc. †	18,800	467,368
Mistras Group, Inc. †	6,510	155,394
MRC Global, Inc. †	12,183	173,120
Mueller Industries, Inc.	9,061	288,865
Mueller Water Products, Inc., Class A	15,144	172,944
Multi-Color Corp.	2,227	141,192
MYR Group, Inc. †	5,924	142,650
National Presto Industries, Inc. (a)	1,715	161,810
NCI Building Systems, Inc. †	5,868	93,829
NV5 Global, Inc. †	13,579	386,187
On Assignment, Inc. †	2,835	104,753
Patrick Industries, Inc. †	8,911	537,244
PGT, Inc. †	22,467	231,410
Primoris Services Corp.	12,857	243,383
Proto Labs, Inc. †(a)	3,120	179,587
RBC Bearings, Inc. †	2,775	201,188
Resources Connection, Inc.	10,068	148,805
Simpson Manufacturing Co., Inc.	4,454	178,026
SkyWest, Inc.	21,997	582,041
Sparton Corp. †	6,924	150,735
Standex International Corp.	4,173	344,815
Team, Inc. †	4,400	109,252
Tennant Co.	3,269	176,101
Tetra Tech, Inc.	13,146	404,174
TrueBlue, Inc. †	7,243	137,038

	SHARES	VALUE (Note 4)
Industrials - 9.2% (continued)
UniFirst Corp.	1,471	$170,224
Universal Forest Products, Inc.	7,561	700,829
US Ecology, Inc.	4,522	207,786
USA Truck, Inc. †	7,500	131,325
Viad Corp.	5,800	179,800
VSE Corp.	2,457	164,128
WageWorks, Inc. †	3,568	213,402
Watts Water Technologies, Inc., Class A	3,877	225,874
Woodward, Inc.	8,737	503,601

		29,234,276

Information Technology - 16.4%
2U, Inc. †(a)	7,637	224,604
A10 Networks, Inc. †	24,258	156,949
ACI Worldwide, Inc. †	5,609	109,432
Acxiom Corp. †	15,894	349,509
Advanced Energy Industries, Inc. †	16,825	638,677
Advanced Micro Devices, Inc. †	230,823	1,186,430
Applied Optoelectronics, Inc. †(a)	13,854	154,472
Aspen Technology, Inc. †	2,580	103,819
AVG Technologies NV (Netherlands) †	5,307	100,780
AVX Corp.	12,390	168,256
Axcelis Technologies, Inc. †	52,688	141,731
Badger Meter, Inc.	4,305	314,394
Benefitfocus, Inc. †(a)	4,090	155,911
Blackbaud, Inc.	17,402	1,181,596
Blackhawk Network Holdings, Inc. †	4,256	142,534
Bottomline Technologies de, Inc. †	6,446	138,782
BroadSoft, Inc. †	14,581	598,258
Brooks Automation, Inc.	10,126	113,614
Cabot Microelectronics Corp.	2,479	104,961
CACI International, Inc., Class A †	6,137	554,846
CalAmp Corp. †	8,803	130,372
Callidus Software, Inc. †	30,531	610,009
Cardtronics, Inc. †	3,516	139,972
CEVA, Inc. †	10,336	280,829
Cimpress NV (Netherlands) †(a)	1,514	140,015
Cirrus Logic, Inc. †	23,970	929,796
Clearfield, Inc. †(a)	11,651	208,436
Coherent, Inc. †	7,908	725,796
Convergys Corp.	34,452	861,300
Cornerstone OnDemand, Inc. †	9,700	369,182
Cray, Inc. †	13,872	415,050
CSG Systems International, Inc.	11,909	480,052
CTS Corp.	12,200	218,624
DHI Group, Inc. †	15,761	98,191
Digimarc Corp. †(a)	4,179	133,561
DTS, Inc. †	4,612	121,987
EarthLink Holdings Corp.	73,490	470,336
Ebix, Inc. (a)	14,304	685,162
Electronics For Imaging, Inc. †	9,111	392,137
Ellie Mae, Inc. †	12,266	1,124,179
Entegris, Inc. †	9,172	132,719
EPAM Systems, Inc. †	14,808	952,303
Epiq Systems, Inc.	9,360	136,656
ePlus, Inc. †	3,930	321,435
Euronet Worldwide, Inc. †	19,522	1,350,727

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 16.4% (continued)
ExlService Holdings, Inc. †	15,184	$795,793
Fabrinet (Thailand) †	16,643	617,788
Fair Isaac Corp.	12,835	1,450,483
Five9, Inc. †	27,776	330,534
FormFactor, Inc. †	22,524	202,491
Gigamon, Inc. †	7,566	282,893
Glu Mobile, Inc. †(a)	101,300	222,860
GTT Communications, Inc. †	9,457	174,765
Guidewire Software, Inc. †	22,324	1,378,730
Hackett Group, Inc. (The)	26,961	373,949
HubSpot, Inc. †	7,213	313,189
II-VI, Inc. †	19,798	371,411
Imperva, Inc. †	4,684	201,459
Inphi Corp. †	18,026	577,373
Insight Enterprises, Inc. †	4,032	104,832
Integrated Device Technology, Inc. †	7,562	152,223
InterDigital, Inc.	5,608	312,253
Intralinks Holdings, Inc. †	16,496	107,224
Itron, Inc. †	5,087	219,250
Ixia †	19,705	193,503
j2 Global, Inc.	5,966	376,872
Lionbridge Technologies, Inc. †	23,819	94,085
Littelfuse, Inc.	6,846	809,129
LogMeIn, Inc. †	2,569	162,952
Luxoft Holding, Inc. (Switzerland) †	13,160	684,583
M/A-COM Technology Solutions Holdings, Inc. †	17,606	580,646
Manhattan Associates, Inc. †	25,003	1,603,442
MaxLinear, Inc., Class A †	33,595	604,038
Mesa Laboratories, Inc. (a)	2,570	316,110
Microsemi Corp. †	20,081	656,247
MicroStrategy, Inc., Class A †	2,182	381,894
MKS Instruments, Inc.	7,480	322,089
Monolithic Power Systems, Inc.	19,973	1,364,555
Monotype Imaging Holdings, Inc.	5,625	138,544
MTS Systems Corp.	2,200	96,448
NeoPhotonics Corp. †	34,890	332,502
NETGEAR, Inc. †	9,105	432,852
NIC, Inc.	11,658	255,777
NVE Corp.	568	33,313
Oclaro, Inc. †(a)	62,690	305,927
OSI Systems, Inc. †	1,769	102,832
Paycom Software, Inc. †(a)	18,868	815,286
Paylocity Holding Corp. †(a)	19,311	834,235
PC Connection, Inc.	9,526	226,719
Pegasystems, Inc.	16,041	432,305
Perficient, Inc. †	8,400	170,604
PFSweb, Inc. †	16,898	160,531
Photronics, Inc. †	17,287	154,027
Plantronics, Inc.	2,183	96,052
Progress Software Corp. †	3,731	102,453
Q2 Holdings, Inc. †	19,284	540,338
RealPage, Inc. †	13,018	290,692
RingCentral, Inc., Class A †	27,044	533,308
Rudolph Technologies, Inc. †	14,942	232,049
Sanmina Corp. †	10,392	278,610
ServiceSource International, Inc. †	27,897	112,425
ShoreTel, Inc. †	18,745	125,404

	SHARES	VALUE (Note 4)
Information Technology - 16.4% (continued)
Sigma Designs, Inc. †	22,053	$141,801
Silver Spring Networks, Inc. †	17,845	216,817
SPS Commerce, Inc. †	1,758	106,535
Stamps.com, Inc. †(a)	6,703	585,976
Sykes Enterprises, Inc. †	10,388	300,837
SYNNEX Corp.	11,504	1,090,809
Take-Two Interactive Software, Inc. †	32,781	1,243,056
Tech Data Corp. †	13,057	938,146
Telenav, Inc. †	24,919	127,087
TeleTech Holdings, Inc.	5,303	143,870
Tessera Technologies, Inc.	4,092	125,379
Tyler Technologies, Inc. †	8,485	1,414,534
Ubiquiti Networks, Inc. †(a)	26,418	1,021,320
Universal Display Corp. †	16,994	1,152,193
ViaSat, Inc. †(a)	11,803	842,734
Virtusa Corp. †	3,442	99,405
Web.com Group, Inc. †	9,224	167,692
WebMD Health Corp. †(a)	11,983	696,332
Xcerra Corp. †	21,804	125,373
XO Group, Inc. †	16,852	293,730
Zendesk, Inc. †	7,679	202,572
Zix Corp. †	50,931	190,991

		52,438,448

Materials - 3.3%
AEP Industries, Inc.	1,963	157,943
AK Steel Holding Corp. †	21,097	98,312
American Vanguard Corp.	9,893	149,483
Balchem Corp.	7,369	439,561
Berry Plastics Group, Inc. †	27,556	1,070,551
Chemtura Corp. †	15,137	399,314
Cliffs Natural Resources, Inc. †	18,080	102,514
Coeur Mining, Inc. †	47,703	508,514
Commercial Metals Co.	20,820	351,858
Ferro Corp. †	7,199	96,323
Greif, Inc., Class A	2,534	94,442
H.B. Fuller Co.	2,129	93,655
Headwaters, Inc. †	24,945	447,513
Hecla Mining Co. (a)	104,628	533,603
Innospec, Inc.	7,845	360,791
Kaiser Aluminum Corp.	8,257	746,515
KMG Chemicals, Inc.	10,063	261,537
Louisiana-Pacific Corp. †	33,620	583,307
Materion Corp.	4,614	114,243
Neenah Paper, Inc.	3,745	271,026
Olympic Steel, Inc.	3,452	94,274
Quaker Chemical Corp.	1,296	115,603
Ryerson Holding Corp. †	5,751	100,642
Sensient Technologies Corp.	4,636	329,341
Stepan Co.	5,930	353,013
Trinseo SA †	23,676	1,016,411
US Concrete, Inc. †	11,223	683,593
Worthington Industries, Inc.	19,703	833,437

		10,407,319

Telecommunication Services - 1.4%
8x8, Inc. †	31,514	460,420
Atlantic Tele-Network, Inc.	4,115	320,188
Boingo Wireless, Inc. †	19,566	174,529

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Telecommunication Services - 1.4% (continued)
Cincinnati Bell, Inc. †	36,600	$167,262
Cogent Communications Holdings, Inc.	6,867	275,092
Consolidated Communications Holdings, Inc.	10,599	288,717
FairPoint Communications, Inc. †(a)	9,396	137,933
General Communication, Inc., Class A †	18,686	295,239
IDT Corp., Class B	12,066	171,217
Inteliquent, Inc.	8,841	175,847
Lumos Networks Corp. †	9,282	112,312
ORBCOMM, Inc. †	33,633	334,648
Shenandoah Telecommunications Co.	19,762	771,904
Spok Holdings, Inc.	10,576	202,689
Straight Path Communications, Inc., Class B †(a)	6,023	166,656
Vonage Holdings Corp. †	37,211	226,987
Windstream Holdings, Inc.	26,547	246,091

		4,527,731

Utilities - 6.3%
ALLETE, Inc.	9,856	636,993
American States Water Co.	14,961	655,591
Avista Corp.	22,685	1,016,288
Black Hills Corp. (a)	17,376	1,095,383
Chesapeake Utilities Corp.	9,836	650,947
Connecticut Water Service, Inc.	3,350	188,270
El Paso Electric Co.	13,342	630,676
IDACORP, Inc.	19,089	1,552,890
MGE Energy, Inc.	12,714	718,532
Middlesex Water Co.	4,167	180,764
New Jersey Resources Corp.	26,476	1,020,650
Northwest Natural Gas Co.	8,889	576,185
NorthWestern Corp.	18,843	1,188,428
ONE Gas, Inc.	33,269	2,215,383
Ormat Technologies, Inc.	13,252	579,908
PNM Resources, Inc.	30,346	1,075,462
Portland General Electric Co.	28,440	1,254,773
SJW Corp.	4,322	170,200
Southwest Gas Corp.	9,240	727,280
Spark Energy, Inc., Class A	12,964	428,460
Spire, Inc.	18,831	1,333,988
Unitil Corp.	12,864	548,907
WGL Holdings, Inc.	25,315	1,792,049

		20,238,007

TOTAL COMMON STOCKS (cost $257,691,854)		309,504,204

RIGHTS - 0.0% (c)

Health Care - 0.0% (c)
Durata Therapeutics, Inc. (3)†(a)(b)	9,900	8,071

Information Technology - 0.0% (c)
Gerber Scientific, Inc. (3)†(a)(b)	4,000	—

TOTAL RIGHTS
(cost $—)		8,071

	SHARES	VALUE (Note 4)

WARRANTS - 0.0% (c)

Consumer Discretionary - 0.0% (c)
Education Management Corp. (3)†(b)
(cost $—)	6,600	$—

SHORT-TERM INVESTMENT - 2.2%

Investment Company - 2.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (2)(d)
(cost $7,153,490)	7,153,490	7,153,490

SECURITIES LENDING COLLATERAL - 7.6%

Money Market Funds - 7.6%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.240% (2)(d)(e)
(cost $24,380,784)	24,380,784	24,380,784

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 106.9% (cost $289,226,128)		341,046,549

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.9%) (f)		(21,980,980)

NET ASSETS - 100.0%		$319,065,569

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $23,721,873; cash collateral of $24,380,784 was received with which the Fund purchased a money market fund.
(b)	Security fair valued as of June 30, 2016 using procedures approved by the Board of Trustees. The total value of positions fair valued was $8,071 or 0.0% of total net assets.
(c)	Represents less than 0.05% of net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
68	BARC	E-Mini Russell 2000 Futures	09/2016	$7,830,628	$7,802,320	$(28,308)

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$520,702	$520,702

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

COMMON STOCKS - 98.8%	SHARES	VALUE (Note 4)
Australia - 5.5%
AGL Energy Ltd.	70,264	$1,020,452
Amcor Ltd.	49,522	556,805
AMP Ltd.	26,931	104,956
Aristocrat Leisure Ltd.	67,187	698,950
Aurizon Holdings Ltd.	51,027	185,141
AusNet Services	141,964	174,845
Brambles Ltd.	67,428	629,534
Caltex Australia Ltd.	27,181	655,333
Challenger Ltd.	15,970	104,336
CIMIC Group Ltd.	12,885	347,864
Cochlear Ltd.	3,499	319,247
CSL Ltd.	33,157	2,796,215
Dexus Property Group REIT	36,964	250,825
Flight Centre Travel Group Ltd.	5,286	125,757
Fortescue Metals Group Ltd.	138,270	370,017
Goodman Group REIT	80,962	434,240
GPT Group (The) REIT	214,608	872,735
Harvey Norman Holdings Ltd.	63,440	220,745
Incitec Pivot Ltd.	54,550	122,536
Insurance Australia Group Ltd.	33,454	137,806
Macquarie Group Ltd.	9,339	486,137
Medibank Pvt Ltd.	253,480	562,107
Newcrest Mining Ltd. †	47,731	827,266
Qantas Airways Ltd. †	197,293	417,930
QBE Insurance Group Ltd.	19,200	151,672
Ramsay Health Care Ltd.	15,757	851,595
REA Group Ltd.	4,098	183,909
Scentre Group REIT	452,306	1,675,323
Stockland REIT	84,500	299,595
Suncorp Group Ltd.	11,430	104,812
Tabcorp Holdings Ltd.	103,175	355,414
Tatts Group Ltd.	66,241	190,624
Telstra Corp. Ltd.	52,734	220,414
TPG Telecom Ltd.	52,484	470,617
Treasury Wine Estates Ltd.	161,460	1,121,965
Vocus Communications Ltd.	48,450	320,023
Westfield Corp. REIT	19,163	153,930

		18,521,672

Austria - 0.5%
ANDRITZ AG	8,061	382,229
Erste Group Bank AG	23,026	524,256
OMV AG	33,152	931,926

		1,838,411

Belgium - 1.9%
Ageas	30,031	1,043,856
Anheuser-Busch InBev SA/NV	25,259	3,340,160
Colruyt SA	5,800	320,960
Proximus SADP	17,414	553,390
UCB SA	15,242	1,144,482
Umicore SA	3,309	170,924

		6,573,772

Canada - 12.2%
Agnico Eagle Mines Ltd. (1)	23,800	1,273,681
Alimentation Couche-Tard, Inc., Class B (1)	53,344	2,290,743
Bank of Montreal (1)	38,316	2,430,432

	SHARES	VALUE (Note 4)
Canada - 12.2% (continued)
Bank of Nova Scotia (The) (1)	33,337	$1,633,628
Barrick Gold Corp. (1)	90,366	1,929,095
BCE, Inc. (1)	66,439	3,144,147
Canadian Imperial Bank of Commerce (1)	24,876	1,868,468
Canadian National Railway Co. (1)	21,235	1,253,932
Canadian Natural Resources Ltd. (1)	32,657	1,007,553
Canadian Tire Corp. Ltd., Class A (1)	3,668	399,606
CCL Industries, Inc., Class B (1)	4,952	861,804
CGI Group, Inc., Class A (1)†	24,813	1,059,971
Constellation Software, Inc. (1)	2,029	785,263
Dollarama, Inc. (1)	16,266	1,135,642
Fairfax Financial Holdings Ltd. (1)	530	285,452
First Capital Realty, Inc. (1)	6,303	108,111
Fortis, Inc. (1)	12,905	436,210
Franco-Nevada Corp. (1)	19,808	1,506,202
George Weston Ltd. (1)	6,999	605,719
Imperial Oil Ltd. (1)	14,770	467,354
Intact Financial Corp. (1)	3,381	241,520
Keyera Corp. (1)	22,025	673,732
Kinross Gold Corp. (1)†	141,587	694,811
Loblaw Cos. Ltd. (1)	29,666	1,586,917
Metro, Inc. (1)	36,643	1,276,598
Onex Corp. (1)	8,499	519,696
Open Text Corp. (1)	7,024	415,313
Restaurant Brands International, Inc. (1)	25,328	1,054,329
Rogers Communications, Inc., Class B (1)	39,872	1,614,076
Saputo, Inc. (1)	20,013	594,372
Seven Generations Energy Ltd., Class A (1)†	21,868	417,404
Silver Wheaton Corp. (1)	6,630	156,057
Sun Life Financial, Inc. (1)	36,710	1,205,908
Suncor Energy, Inc. (1)	43,984	1,220,161
Teck Resources Ltd., Class B (1)	12,189	160,482
Toronto-Dominion Bank (The) (1)	97,399	4,182,589
TransCanada Corp. (1)	13,401	606,388
Yamana Gold, Inc. (1)	35,909	186,778

		41,290,144

Denmark - 2.4%
Carlsberg A/S, Class B	2,772	264,471
Chr Hansen Holding A/S	9,929	652,090
Coloplast A/S, Class B	5,148	385,352
Danske Bank A/S	16,210	426,653
DSV A/S	15,616	656,624
Genmab A/S †	5,450	993,792
ISS A/S	12,970	487,806
Novo Nordisk A/S, Class B	13,409	722,113
Pandora A/S	10,753	1,464,553
Tryg A/S	18,790	336,426
Vestas Wind Systems A/S	17,954	1,220,324
William Demant Holding A/S †	19,555	380,653

		7,990,857

Finland - 1.4%
Elisa OYJ	17,603	676,363
Kone OYJ, Class B	13,689	631,752
Neste OYJ	33,305	1,194,282
Nokian Renkaat OYJ	13,229	474,152
Orion OYJ, Class B	6,824	264,975

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Finland - 1.4% (continued)
Sampo OYJ, Class A	31,575	$1,291,301
UPM-Kymmene OYJ	6,351	116,673

		4,649,498

France - 7.5%
Accor SA	3,636	139,317
Air Liquide SA	2,890	301,085
Airbus Group SE	53,531	3,068,393
AXA SA	23,258	459,871
Bouygues SA	5,122	146,737
Cap Gemini SA	13,074	1,128,192
Christian Dior SE	2,681	429,474
Danone SA	2,756	192,872
Dassault Systemes	13,270	1,000,505
Essilor International SA	11,330	1,489,092
Hermes International	1,920	715,734
Iliad SA	1,060	213,976
Ingenico Group SA	2,324	269,363
JCDecaux SA	3,627	122,291
Kering	1,110	178,690
Legrand SA	2,988	152,960
L’Oreal SA	10,484	2,007,197
LVMH Moet Hennessy Louis Vuitton SE	8,797	1,326,014
Numericable-SFR SA	4,154	103,808
Orange SA	69,008	1,122,105
Pernod Ricard SA	4,394	486,488
Safran SA	6,111	411,526
Sanofi	1,944	161,513
SCOR SE	9,686	286,367
Societe BIC SA	1,113	156,815
Sodexo SA	3,300	353,527
Thales SA	10,677	886,664
TOTAL SA	57,677	2,765,960
Unibail-Rodamco SE REIT	7,384	1,910,197
Valeo SA	4,839	214,823
Veolia Environnement SA	28,559	616,721
Vinci SA	27,859	1,965,922
Vivendi SA	30,525	571,084

		25,355,283

Germany - 7.6%
adidas AG	16,634	2,387,798
Allianz SE	10,910	1,556,393
Beiersdorf AG	8,715	825,089
Brenntag AG	7,835	379,543
Continental AG	3,191	603,822
Deutsche Boerse AG	15,486	1,272,249
Deutsche Lufthansa AG	27,057	318,123
Deutsche Telekom AG	6,038	102,962
Fresenius Medical Care AG & Co. KGaA	17,730	1,544,397
GEA Group AG	4,496	212,217
Hannover Rueck SE	14,104	1,477,782
HeidelbergCement AG	1,340	100,945
Infineon Technologies AG	90,555	1,310,912
MAN SE	6,431	656,342
Merck KGaA	3,316	337,048
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,818	472,565
ProSiebenSat.1 Media SE †	20,090	878,778
SAP SE	62,846	4,720,059

	SHARES	VALUE (Note 4)
Germany - 7.6% (continued)
Siemens AG	36,877	$3,784,362
Symrise AG	12,205	832,517
Telefonica Deutschland Holding AG	38,930	160,356
United Internet AG	13,958	580,219
Vonovia SE	19,022	694,569
Zalando SE 144A †(a)	12,937	342,396

		25,551,443

Hong Kong - 1.7%
CLP Holdings Ltd.	137,000	1,399,481
Hang Seng Bank Ltd.	22,600	387,654
Hong Kong & China Gas Co. Ltd.	70,681	129,150
Hysan Development Co. Ltd.	25,000	111,488
Link REIT	101,500	694,078
MTR Corp. Ltd.	121,500	616,399
NWS Holdings Ltd.	109,000	172,532
PCCW Ltd.	302,000	202,929
Power Assets Holdings Ltd.	62,000	570,060
Sino Land Co. Ltd.	96,000	158,063
Techtronic Industries Co. Ltd.	145,000	605,520
WH Group Ltd. 144A (a)	789,000	624,884

		5,672,238

Ireland - 0.3%
Experian plc	48,579	921,644
Shire plc	3,830	236,704

		1,158,348

Italy - 1.5%
Atlantia SpA	33,905	847,115
Eni SpA	74,076	1,193,155
Leonardo-Finmeccanica SpA †	15,760	159,376
Luxottica Group SpA	7,447	362,949
Prysmian SpA	23,402	513,654
Snam SpA	170,900	1,021,714
Terna Rete Elettrica Nazionale SpA	150,086	835,244

		4,933,207

Japan - 21.8%
Acom Co. Ltd. †	106,800	517,398
Aeon Co. Ltd.	51,800	804,276
Aisin Seiki Co. Ltd.	2,400	97,760
Ajinomoto Co., Inc.	43,000	1,013,121
Alfresa Holdings Corp.	26,200	547,373
ANA Holdings, Inc.	145,000	413,193
Bandai Namco Holdings, Inc.	7,500	193,549
Calbee, Inc.	6,000	251,016
Central Japan Railway Co.	1,000	177,864
Chubu Electric Power Co., Inc.	29,100	414,123
Chugai Pharmaceutical Co. Ltd.	6,500	231,648
Daicel Corp.	26,900	278,740
Daiichi Sankyo Co. Ltd.	46,800	1,137,011
Daikin Industries Ltd.	14,000	1,176,627
Daito Trust Construction Co. Ltd.	4,500	730,631
Daiwa House Industry Co. Ltd.	51,400	1,509,464
Dentsu, Inc.	9,500	445,321
Don Quijote Holdings Co. Ltd.	4,100	152,367
East Japan Railway Co.	5,000	463,367
Eisai Co. Ltd.	4,800	268,013
FamilyMart Co. Ltd.	5,700	347,365

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 21.8% (continued)
Fuji Heavy Industries Ltd.	2,900	$99,683
FUJIFILM Holdings Corp.	30,000	1,164,013
Hamamatsu Photonics KK	5,700	159,937
Hankyu Hanshin Holdings, Inc.	24,000	178,957
Hikari Tsushin, Inc.	3,600	301,584
Hisamitsu Pharmaceutical Co., Inc.	5,300	305,606
Hoshizaki Electric Co. Ltd.	6,100	597,154
Idemitsu Kosan Co. Ltd.	23,800	516,700
Iida Group Holdings Co. Ltd.	33,100	677,857
ITOCHU Corp.	19,900	243,441
Japan Airlines Co. Ltd.	23,400	752,839
Japan Prime Realty Investment Corp. REIT	98	420,534
Japan Real Estate Investment Corp. REIT	122	753,542
Japan Retail Fund Investment Corp. REIT	255	651,134
Japan Tobacco, Inc.	67,800	2,732,489
JX Holdings, Inc.	349,100	1,362,649
Kajima Corp.	101,000	701,620
Kakaku.com, Inc.	16,800	333,811
Kaneka Corp.	45,000	300,252
Kao Corp.	31,500	1,834,628
KDDI Corp.	109,400	3,326,825
Keihan Holdings Co. Ltd.	35,000	242,527
Keisei Electric Railway Co. Ltd.	14,000	180,457
Keyence Corp.	740	504,923
Kikkoman Corp.	18,000	664,200
Kintetsu Group Holdings Co. Ltd.	75,000	320,958
Koito Manufacturing Co. Ltd.	19,500	897,867
Konami Holdings Corp.	14,800	564,618
Kose Corp.	8,300	703,340
Kyowa Hakko Kirin Co. Ltd.	30,000	511,673
Kyushu Electric Power Co., Inc. †	9,900	99,291
Lawson, Inc.	5,600	447,075
M3, Inc.	23,000	802,700
Makita Corp.	6,400	424,941
Marui Group Co. Ltd.	36,900	496,744
McDonald’s Holdings Co. Japan Ltd.	6,900	187,423
Medipal Holdings Corp.	22,400	368,275
MEIJI Holdings Co. Ltd.	13,800	1,418,024
Mitsubishi Tanabe Pharma Corp.	17,400	314,386
Mitsui Chemicals, Inc.	45,000	165,364
Nagoya Railroad Co. Ltd.	25,000	140,861
Nexon Co. Ltd.	35,700	528,361
Nidec Corp.	3,100	235,981
Nikon Corp.	15,800	213,929
Nippon Building Fund, Inc. REIT	115	708,405
Nippon Prologis REIT, Inc.	74	180,780
Nippon Telegraph & Telephone Corp.	76,600	3,592,150
Nisshin Seifun Group, Inc.	31,600	507,966
Nitori Holdings Co. Ltd.	8,100	982,401
Nomura Real Estate Master Fund, Inc. REIT	375	592,806
Nomura Research Institute Ltd.	8,850	324,576
NTT Data Corp.	14,300	675,366
NTT DOCOMO, Inc.	86,600	2,335,476
Obayashi Corp.	75,500	803,841
Obic Co. Ltd.	7,700	423,857
Olympus Corp.	12,300	459,302
Ono Pharmaceutical Co. Ltd.	36,600	1,594,335
Oriental Land Co. Ltd.	3,800	246,048

	SHARES	VALUE (Note 4)
Japan - 21.8% (continued)
Otsuka Corp.	8,200	$383,443
Otsuka Holdings Co. Ltd.	23,000	1,059,906
Park24 Co. Ltd.	18,800	646,051
Rinnai Corp.	4,900	432,979
Ryohin Keikaku Co. Ltd.	3,500	852,942
Sankyo Co. Ltd.	4,200	157,471
Santen Pharmaceutical Co. Ltd.	42,000	660,122
Secom Co. Ltd.	12,800	946,340
Seibu Holdings, Inc.	6,700	113,480
Sekisui House Ltd.	49,200	861,595
Shikoku Electric Power Co., Inc.	14,000	165,835
Shimadzu Corp.	39,000	586,298
Shimamura Co. Ltd.	3,200	476,117
Shimano, Inc.	1,400	214,057
Shimizu Corp.	44,000	412,237
Shionogi & Co. Ltd.	28,700	1,568,916
Shiseido Co. Ltd.	27,200	708,771
Sohgo Security Services Co. Ltd.	13,000	642,656
Suntory Beverage & Food Ltd.	5,100	230,781
Suzuken Co. Ltd.	7,200	226,629
Sysmex Corp.	16,200	1,115,507
Taisei Corp.	81,000	665,553
Teijin Ltd.	28,000	92,779
Terumo Corp.	27,600	1,177,840
Toho Co. Ltd.	7,900	218,762
Toho Gas Co. Ltd.	61,000	499,146
Tohoku Electric Power Co., Inc.	16,500	208,239
Tokyo Electric Power Co. Holdings, Inc. †	73,500	311,275
Tokyu Corp.	60,000	526,782
Toppan Printing Co. Ltd.	36,000	309,554
Toray Industries, Inc.	79,000	674,099
TOTO Ltd.	18,400	735,250
Toyo Suisan Kaisha Ltd.	4,600	186,590
Trend Micro, Inc.	9,300	332,605
USS Co. Ltd.	6,400	105,770
West Japan Railway Co.	6,600	418,264
Yahoo Japan Corp.	36,600	162,298
Yamada Denki Co. Ltd.	80,900	427,057
Yamaha Corp.	29,000	781,649
Yamato Holdings Co. Ltd.	5,100	117,101
Yamazaki Baking Co. Ltd.	19,000	530,436
Yokogawa Electric Corp.	9,600	108,260

		73,498,151

Netherlands - 2.3%
Heineken Holding NV	3,988	323,114
Heineken NV	22,992	2,108,868
Koninklijke Ahold NV	60,867	1,344,100
Koninklijke KPN NV	342,324	1,220,193
Koninklijke Philips NV	21,082	523,598
NN Group NV	25,428	699,993
QIAGEN NV †	9,510	207,244
Randstad Holding NV	3,918	156,685
Wolters Kluwer NV	26,875	1,088,202

		7,671,997

Norway - 0.0% (b)
Golar LNG Ltd. (3)(c)	2,009	31,208
Orkla ASA	12,015	106,856

		138,064

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Portugal - 0.4%
Galp Energia SGPS SA	47,820	$665,096
Jeronimo Martins SGPS SA	43,875	691,986

		1,357,082

Singapore - 0.1%
Ascendas REIT	63,100	116,780
CapitaLand Mall Trust REIT	68,500	108,917
ComfortDelGro Corp. Ltd.	125,500	257,731

		483,428

South Africa - 0.1%
Mondi plc	10,030	187,786

Spain - 2.8%
Aena SA 144A (a)	5,952	788,941
Amadeus IT Holding SA, Class A	19,203	846,060
Endesa SA	34,534	692,942
Ferrovial SA	42,579	833,610
Grifols SA	23,008	522,658
Iberdrola SA	421,948	2,878,347
Industria de Diseno Textil SA	61,803	2,076,208
Red Electrica Corp. SA	7,244	647,279

		9,286,045

Sweden - 1.6%
Assa Abloy AB, Class B	45,692	940,014
Hexagon AB, Class B	13,079	478,638
Husqvarna AB, Class B	22,273	165,855
ICA Gruppen AB	3,287	110,164
Lundin Petroleum AB †	55,954	1,019,656
Securitas AB, Class B	29,331	452,807
Skanska AB, Class B	13,263	277,714
Svenska Cellulosa AB SCA, Class B	49,964	1,605,377
Swedish Match AB	14,951	521,762

		5,571,987

Switzerland - 7.3%
ABB Ltd. †	29,955	592,872
Actelion Ltd. †	9,253	1,558,183
Barry Callebaut AG †	173	213,006
Chocoladefabriken Lindt & Spruengli AG	217	1,294,214
Coca-Cola HBC AG †	15,239	308,354
EMS-Chemie Holding AG	1,161	599,433
Galenica AG	721	971,966
Geberit AG	1,465	554,887
Givaudan SA	761	1,532,292
Kuehne + Nagel International AG	4,939	692,002
Lonza Group AG †	4,768	792,021
Nestle SA	103,179	7,994,137
Partners Group Holding AG	2,657	1,138,699
Schindler Holding AG	4,941	894,558
SGS SA	351	804,054
Sika AG	119	498,974
Sonova Holding AG	1,208	160,332
Swiss Life Holding AG †	747	172,630
Swiss Prime Site AG †	7,747	701,326
Swiss Re AG	27,889	2,435,837

	SHARES	VALUE (Note 4)
Switzerland - 7.3% (continued)
Swisscom AG	472	$234,492
Wolseley plc	7,753	401,479

		24,545,748

United Kingdom - 19.3%
3i Group plc	56,789	416,667
Admiral Group plc	13,052	354,885
ARM Holdings plc	35,698	542,243
Ashtead Group plc	9,006	128,641
Associated British Foods plc	31,384	1,143,581
AstraZeneca plc	3,789	226,520
Auto Trader Group plc 144A (a)	113,311	535,653
Aviva plc	36,331	191,511
BAE Systems plc	189,769	1,328,490
Barratt Developments plc	86,562	470,380
Berkeley Group Holdings plc	4,774	161,207
British American Tobacco plc	120,564	7,816,049
BT Group plc	565,717	3,109,520
Bunzl plc	15,969	491,343
Compass Group plc	111,402	2,119,467
Croda International plc	4,629	194,318
Diageo plc	30,713	857,988
Direct Line Insurance Group plc	241,246	1,115,317
Dixons Carphone plc	91,723	393,682
easyJet plc	20,601	299,366
GlaxoSmithKline plc	100,996	2,168,890
Hargreaves Lansdown plc	29,884	498,496
HSBC Holdings plc	28,158	174,454
ICAP plc	22,128	124,508
Imperial Brands plc	72,967	3,957,203
Inmarsat plc	40,068	431,808
InterContinental Hotels Group plc	4,523	166,809
International Consolidated Airlines Group SA	117,700	582,766
Intertek Group plc	14,454	673,460
ITV plc	284,289	681,633
Kingfisher plc	42,770	183,701
Legal & General Group plc	133,260	341,159
Marks & Spencer Group plc	72,915	312,260
Merlin Entertainments plc 144A (a)	36,725	216,273
National Grid plc	258,515	3,801,548
Next plc	8,109	535,809
Old Mutual plc	78,992	213,394
Persimmon plc	47,469	920,504
Petrofac Ltd.	69,604	723,506
Provident Financial plc	3,835	118,248
Prudential plc	17,238	292,510
Randgold Resources Ltd.	1,868	209,622
Reckitt Benckiser Group plc	46,274	4,639,971
RELX NV	181,681	3,143,197
Royal Mail plc	41,943	281,796
Sage Group plc (The)	102,660	887,348
Schroders plc	3,675	116,132
Severn Trent plc	24,217	790,182
Sky plc	22,727	258,257
Smith & Nephew plc	18,671	317,055
St James’s Place plc	20,354	214,649
Taylor Wimpey plc	349,213	619,534

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
United Kingdom - 19.3% (continued)
Travis Perkins plc	5,606	$110,606
Unilever NV CVA	179,360	8,376,576
United Utilities Group plc	24,730	342,766
Vodafone Group plc	1,418,964	4,326,222
Whitbread plc	10,735	502,283
WPP plc	43,221	900,786

		65,052,749

United States - 0.6%
Thomson Reuters Corp. (1)	51,553	2,085,743

TOTAL COMMON STOCKS (cost $305,166,844)		333,413,653

SHORT-TERM INVESTMENT - 0.4%

Investment Company - 0.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (d)	1,353,141	1,353,141

(cost $1,353,141)
TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.2% (cost $306,519,985)		334,766,794

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8% (e)		2,563,539

NET ASSETS - 100.0%		$337,330,333

†	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of June 30, 2016 using procedures approved by the Board of Trustees. The total value of positions fair valued was $31,208 or 0.0% of total net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange and futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$41,487,536	12.3%
Consumer Staples	71,331,821	21.0
Energy	15,452,062	4.6
Financials	46,528,850	13.8
Health Care	30,901,290	9.2
Industrials	46,238,774	13.7
Information Technology	20,812,105	6.2
Materials	15,553,430	4.6
Telecommunication Services	28,052,936	8.3
Utilities	17,054,849	5.1
Short-Term Investment	1,353,141	0.4

Total Investments In Securities, At Value	334,766,794	99.2
Other Assets in Excess of Liabilities (e)	2,563,539	0.8

Net Assets	337,330,333	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
29	BARC	E-Mini MSCI EAFE Index Futures	09/2016	$2,378,730	$2,342,041	$(36,689)

Forward foreign currency exchange contracts outstanding as of June 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION
Canadian Dollar, Expiring 07/05/16	CITI	CAD	6,343,000	$4,882,321	$4,909,633	$27,312

CAD - Canadian Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$622,381	$622,381

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

COMMON STOCKS - 96.4%	SHARES	VALUE (Note 4)
Brazil - 4.0%
Ambev SA ADR (1)	891	$5,266
Banco Santander Brasil SA ADR (1)	1,247	7,108
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (1)	11,800	65,460
CCR SA (1)	3,100	16,213
Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	4,698	42,094
Cia Siderurgica Nacional SA (1)†	5,300	12,836
Cosan SA Industria e Comercio (1)†	1,600	16,581
EDP - Energias do Brasil SA (1)	3,800	16,112
Embraer SA ADR (1)	244	5,300
Equatorial Energia SA (1)	2,500	37,925
Hypermarcas SA (1)	4,400	31,846
JBS SA (1)	1,400	4,358
Kroton Educacional SA (1)	3,200	13,518
Localiza Rent a Car SA (1)	500	5,347
Multiplan Empreendimentos Imobiliarios SA (1)	500	9,370
Raia Drogasil SA (1)	2,800	55,332
Ultrapar Participacoes SA (1)	2,800	61,887

		406,553

Chile - 2.2%
Banco de Chile ADR (1)	573	36,752
Banco Santander Chile ADR (1)	473	9,162
Cencosud SA (1)	2,136	6,087
Cia Cervecerias Unidas SA ADR (1)	1,344	31,369
Colbun SA (1)	105,746	25,609
Empresa Nacional de Electricidad SA ADR (1)	1,091	30,254
Endesa Americas SA ADR (1)	383	5,270
Itau Corpbanca (1)	1,089,380	9,248
SACI Falabella (1)	5,679	43,227
Sociedad Quimica y Minera de Chile SA ADR (1)	1,175	29,046

		226,024

China - 13.3%
AAC Technologies Holdings, Inc.	9,000	76,942
ANTA Sports Products Ltd.	16,000	32,242
AviChina Industry & Technology Co. Ltd., Class H	5,000	3,493
Beijing Capital International Airport Co. Ltd., Class H	8,000	8,713
Byd Co. Ltd., Class H †	8,500	51,326
China Huishan Dairy Holdings Co. Ltd. (a)	77,000	31,437
China Vanke Co. Ltd., Class H	31,400	62,009
CNOOC Ltd.	52,000	64,908
Country Garden Holdings Co. Ltd.	54,000	22,837
CSPC Pharmaceutical Group Ltd.	34,000	30,378
Evergrande Real Estate Group Ltd. (a)	47,000	28,995
Geely Automobile Holdings Ltd.	55,000	29,999
Guangzhou Automobile Group Co. Ltd., Class H	22,000	26,400
Guangzhou R&F Properties Co. Ltd., Class H	8,400	10,649
Jiangsu Expressway Co. Ltd., Class H	18,000	25,137
Longfor Properties Co. Ltd.	4,500	5,871
Shenzhou International Group Holdings Ltd.	6,000	29,014
Shui On Land Ltd.	28,000	7,118

	SHARES	VALUE (Note 4)
China - 13.3% (continued)
Sinopec Engineering Group Co. Ltd., Class H	12,500	$11,343
Sinopec Shanghai Petrochemical Co. Ltd., Class H	72,000	33,128
Tencent Holdings Ltd.	31,800	729,482
TravelSky Technology Ltd., Class H	14,000	27,065
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,500	8,331
Zijin Mining Group Co. Ltd., Class H	30,000	10,077

		1,366,894

Hong Kong - 1.6%
Beijing Enterprises Water Group Ltd.	12,000	7,267
China Jinmao Holdings Group Ltd.	12,000	3,396
China Overseas Land & Investment Ltd.	2,000	6,376
China Resources Beer Holdings Co. Ltd. †	22,000	48,086
China Resources Gas Group Ltd.	2,000	6,082
China Resources Land Ltd.	6,000	14,139
Guangdong Investment Ltd.	40,000	61,063
Hanergy Thin Film Power Group Ltd. (3)†(b)	86,000	—
Nine Dragons Paper Holdings Ltd.	7,000	5,367
Sino Biopharmaceutical Ltd.	13,000	8,532

		160,308

Hungary - 1.0%
MOL Hungarian Oil & Gas plc	530	30,682
OTP Bank plc	1,704	38,131
Richter Gedeon Nyrt	1,774	35,285

		104,098

India - 3.8%
Dr. Reddy’s Laboratories Ltd. ADR (1)(a)	63	3,227
Infosys Ltd. ADR (1)	12,984	231,764
Reliance Industries Ltd. GDR (LSE) 144A (c)	2,698	77,032
Reliance Industries Ltd. GDR 144A (c)	1,375	39,487
Tata Motors Ltd. ADR (1)†	1,069	37,062
Wipro Ltd. ADR (1)	571	7,058

		395,630

Indonesia - 3.6%
AKR Corporindo Tbk. PT	34,100	16,558
Bank Central Asia Tbk. PT	3,400	3,443
Bank Rakyat Indonesia Persero Tbk. PT	63,300	52,085
Charoen Pokphand Indonesia Tbk. PT	48,300	13,826
Gudang Garam Tbk. PT	5,600	29,300
Hanjaya Mandala Sampoerna Tbk. PT	110,000	31,668
Indofood CBP Sukses Makmur Tbk. PT	13,700	18,010
Indofood Sukses Makmur Tbk. PT	17,800	9,794
Kalbe Farma Tbk. PT	81,000	9,426
Lippo Karawaci Tbk. PT	123,800	10,755
Matahari Department Store Tbk. PT	16,700	25,453
Summarecon Agung Tbk. PT †	35,100	4,854
Surya Citra Media Tbk. PT	27,700	6,961
Telekomunikasi Indonesia Persero Tbk. PT	352,300	107,186
Unilever Indonesia Tbk. PT	9,100	31,101
Waskita Karya Persero Tbk. PT	19,100	3,708

		374,128

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Korea, Republic of - 22.2%
Amorepacific Corp.	223	$84,069
AMOREPACIFIC Group	199	29,202
BGF retail Co. Ltd.	165	30,722
Celltrion, Inc. †	742	62,377
Cheil Worldwide, Inc.	528	7,793
CJ CheilJedang Corp.	33	11,177
CJ Corp.	129	22,776
CJ E&M Corp.	365	22,082
CJ Korea Express Corp. †	68	12,857
Coway Co. Ltd.	504	45,891
Daelim Industrial Co. Ltd.	178	11,874
Dongbu Insurance Co. Ltd.	469	28,229
Dongsuh Cos., Inc.	617	17,950
GS Holdings Corp.	755	31,354
GS Retail Co. Ltd.	537	25,535
Hankook Tire Co. Ltd.	438	19,487
Hanmi Pharm Co. Ltd.	51	31,564
Hanmi Science Co. Ltd.	228	30,654
Hanon Systems	1,078	9,866
Hanssem Co. Ltd.	116	16,156
Hanwha Chemical Corp.	1,292	26,996
Hanwha Corp.	440	13,669
Hanwha Life Insurance Co. Ltd.	717	3,613
Hotel Shilla Co. Ltd.	79	4,687
Hyosung Corp.	188	20,577
Hyundai Department Store Co. Ltd.	60	6,750
Hyundai Development Co.-Engineering & Construction	177	6,141
Hyundai Glovis Co. Ltd.	20	2,996
Hyundai Marine & Fire Insurance Co. Ltd.	581	14,815
Hyundai Mobis Co. Ltd.	381	83,821
Hyundai Motor Co.	162	19,163
Hyundai Steel Co.	96	3,863
Kangwon Land, Inc.	935	33,927
KCC Corp.	13	4,324
KEPCO Plant Service & Engineering Co. Ltd.	63	3,562
Kia Motors Corp.	1,421	53,542
Korea Aerospace Industries Ltd.	480	30,774
Korea Electric Power Corp.	1,918	100,680
Korea Investment Holdings Co. Ltd.	314	11,576
Korea Zinc Co. Ltd.	45	19,955
KT&G Corp.	824	97,590
LG Chem Ltd.	286	65,313
LG Corp.	621	34,535
LG Display Co. Ltd.	261	6,043
LG Household & Health Care Ltd.	75	73,242
LG Innotek Co. Ltd.	60	4,137
LG Uplus Corp.	1,014	9,631
Lotte Chemical Corp.	125	31,111
Lotte Chilsung Beverage Co. Ltd.	7	10,882
Lotte Confectionery Co. Ltd.	90	15,249
Mirae Asset Daewoo Co. Ltd.	1,619	11,071
NAVER Corp.	66	40,888
NCSoft Corp.	131	26,975
NH Investment & Securities Co. Ltd.	534	4,285
Orion Corp.	10	8,208
Ottogi Corp.	31	22,251
POSCO	95	16,829

	SHARES	VALUE (Note 4)
Korea, Republic of - 22.2% (continued)
S-1 Corp.	243	$22,783
Samsung C&T Corp.	84	9,043
Samsung Electro-Mechanics Co. Ltd.	146	6,397
Samsung Electronics Co. Ltd.	356	443,345
Samsung Fire & Marine Insurance Co. Ltd.	215	49,381
Samsung Life Insurance Co. Ltd.	602	52,681
Samsung Securities Co. Ltd.	184	5,710
Shinhan Financial Group Co. Ltd.	1,789	58,803
Shinsegae Co. Ltd.	65	11,061
SK Holdings Co. Ltd.	73	12,903
SK Innovation Co. Ltd.	421	51,873
S-Oil Corp.	436	28,893
Woori Bank	376	3,126
Yuhan Corp.	109	29,128

		2,280,413

Malaysia - 3.9%
Dialog Group Bhd.	13,600	5,206
DiGi.Com Bhd.	9,000	10,682
Genting Bhd.	4,200	8,555
Genting Malaysia Bhd.	15,900	17,580
Genting Plantations Bhd.	1,700	4,487
HAP Seng Consolidated Bhd.	16,800	32,168
Hartalega Holdings Bhd.	16,200	17,410
IHH Healthcare Bhd.	28,500	46,692
IJM Corp. Bhd.	6,100	5,284
IOI Corp. Bhd.	11,000	11,820
Kuala Lumpur Kepong Bhd.	1,600	9,254
Malayan Banking Bhd.	10,000	20,229
MISC Bhd.	7,600	14,076
Petronas Chemicals Group Bhd.	12,000	19,705
Petronas Dagangan Bhd.	3,600	20,881
PPB Group Bhd.	4,100	16,844
Public Bank Bhd.	11,900	57,340
Telekom Malaysia Bhd.	9,000	15,148
Tenaga Nasional Bhd.	7,900	27,661
Westports Holdings Bhd.	28,900	30,167
YTL Corp. Bhd.	18,900	7,844

		399,033

Malta - 0.3%
Brait SE †	3,505	33,411

Mexico - 8.4%
Alfa SAB de CV, Class A (1)	30,100	51,828
Arca Continental SAB de CV (1)	4,600	32,973
Coca-Cola Femsa SAB de CV ADR (1)	678	56,247
El Puerto de Liverpool SAB de CV (1)	2,420	25,549
Fibra Uno Administracion SA de CV REIT (1)	10,800	22,956
Fomento Economico Mexicano SAB de CV ADR (1)	671	62,061
Gentera SAB de CV (1)	10,500	18,671
Gruma SAB de CV, Class B (1)	3,365	48,554
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	4,400	45,202
Grupo Aeroportuario del Sureste SAB de CV ADR (1)	263	41,962
Grupo Bimbo SAB de CV, Series A (1)	33,300	104,221

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Mexico - 8.4% (continued)
Grupo Carso SAB de CV, Series A1 (1)	1,300	$5,549
Grupo Comercial Chedraui SA de CV (1)	6,900	17,251
Grupo Financiero Banorte SAB de CV, Class O (1)	16,900	94,767
Grupo Financiero Santander Mexico SAB de CV, Class B ADR (1)	2,645	24,043
Grupo Lala SAB de CV (1)	11,100	24,358
Kimberly-Clark de Mexico SAB de CV, Class A (1)	20,700	48,833
OHL Mexico SAB de CV (1)†	2,500	3,049
Promotora y Operadora de Infraestructura SAB de CV (1)	2,010	24,901
Wal-Mart de Mexico SAB de CV (1)	44,700	107,358

		860,333

Netherlands - 1.1%
Steinhoff International Holdings NV	19,861	113,936

Peru - 0.4%
Credicorp Ltd. (1)	266	41,052

Poland - 0.9%
CCC SA	177	7,193
Enea SA	1,321	3,321
Eurocash SA	1,100	12,889
Grupa Azoty SA	648	11,329
Grupa Lotos SA †	1,795	13,885
Polski Koncern Naftowy Orlen SA †	1,913	33,603
Polskie Gornictwo Naftowe i Gazownictwo SA	6,975	9,944

		92,164

Romania - 0.3%
New Europe Property Investments plc	2,529	28,861

Russia - 0.6%
MMC Norilsk Nickel PJSC ADR (1)	265	3,543
Mobile TeleSystems PJSC ADR (1)	1,403	11,617
Sistema JSFC GDR	533	4,018
Tatneft PJSC ADR (LSE)	488	15,064
Tatneft PJSC ADR (1)	920	28,647

		62,889

South Africa - 9.5%
Anglo American Platinum Ltd. †	720	18,000
AngloGold Ashanti Ltd. ADR (1)†	2,741	49,502
Aspen Pharmacare Holdings Ltd. †	163	4,021
Bidvest Group Ltd. (The)	1,271	11,991
Capitec Bank Holdings Ltd.	687	27,868
Discovery Ltd.	1,097	9,164
Fortress Income Fund Ltd. REIT	7,354	17,990
Foschini Group Ltd. (The)	597	5,636
Gold Fields Ltd. ADR (1)	7,517	36,833
Hyprop Investments Ltd. REIT	2,057	18,109
Investec Ltd.	3,106	19,042
Life Healthcare Group Holdings Ltd.	1,757	4,323
Mondi Ltd.	1,250	22,848
Mr Price Group Ltd. (a)	473	6,646
Naspers Ltd., Class N	2,482	378,989
Netcare Ltd.	4,175	8,866

	SHARES	VALUE (Note 4)
South Africa - 9.5% (continued)
Pick n Pay Stores Ltd. (a)	5,644	$27,481
Pioneer Foods Group Ltd.	930	10,913
PSG Group Ltd.	433	5,721
Redefine Properties Ltd. REIT	9,527	7,313
Remgro Ltd.	811	14,073
Resilient REIT Ltd.	2,627	23,537
RMB Holdings Ltd.	2,059	7,891
Sappi Ltd. †	4,065	18,924
Sasol Ltd.	2,708	73,262
Shoprite Holdings Ltd.	381	4,315
Sibanye Gold Ltd.	11,015	37,504
SPAR Group Ltd. (The)	1,247	17,123
Standard Bank Group Ltd.	1,904	16,583
Telkom SA SOC Ltd.	1,747	7,883
Tiger Brands Ltd.	607	14,954
Truworths International Ltd.	3,390	19,728
Vodacom Group Ltd.	1,463	16,670
Woolworths Holdings Ltd.	2,052	11,750

		975,453

Taiwan - 12.9%
Advantech Co. Ltd.	1,198	9,135
Asia Cement Corp.	7,160	6,224
Asustek Computer, Inc.	1,000	8,277
Casetek Holdings Ltd.	1,000	3,526
Cathay Financial Holding Co. Ltd.	7,600	8,330
Chailease Holding Co. Ltd.	3,960	6,456
Chang Hwa Commercial Bank Ltd.	29,467	15,386
China Airlines Ltd. †	15,000	4,515
China Development Financial Holding Corp.	40,000	9,702
China Life Insurance Co. Ltd.	30,300	23,588
Chunghwa Telecom Co. Ltd.	28,000	101,267
Compal Electronics, Inc.	7,000	4,428
CTBC Financial Holding Co. Ltd.	14,660	7,711
E.Sun Financial Holding Co. Ltd.	14,044	8,320
Eclat Textile Co. Ltd.	2,040	19,784
Eva Airways Corp. †	14,000	6,392
Far EasTone Telecommunications Co. Ltd. †	6,000	14,528
Feng TAY Enterprise Co. Ltd.	4,120	17,129
First Financial Holding Co. Ltd.	25,070	13,183
Formosa Chemicals & Fibre Corp.	14,000	35,346
Formosa Petrochemical Corp.	10,000	27,265
Formosa Plastics Corp.	17,000	41,227
Fubon Financial Holding Co. Ltd.	3,000	3,537
Highwealth Construction Corp.	5,800	9,595
Hiwin Technologies Corp.	1,060	4,930
Hon Hai Precision Industry Co. Ltd.	24,038	61,929
Innolux Corp.	13,000	4,392
Inventec Corp.	5,000	3,575
Lite-On Technology Corp.	6,000	8,264
OBI Pharma, Inc. †	2,000	31,830
Pegatron Corp.	6,000	12,744
Pou Chen Corp.	7,000	9,422
Powertech Technology, Inc.	5,000	11,164
President Chain Store Corp.	1,000	7,813
Standard Foods Corp.	4,000	9,844
Taishin Financial Holding Co. Ltd.	27,880	10,779
Taiwan Cement Corp.	9,000	9,002

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Taiwan - 12.9% (continued)
Taiwan Mobile Co. Ltd.	10,000	$34,952
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (1)(a)	24,113	632,484
Teco Electric and Machinery Co. Ltd.	10,000	8,457
Uni-President Enterprises Corp.	28,000	55,301
WPG Holdings Ltd.	6,000	7,007

		1,328,740

Thailand - 4.3%
Airports of Thailand PCL NVDR	4,200	46,702
Bangkok Dusit Medical Services PCL NVDR	74,900	51,054
Bangkok Expressway & Metro PCL NVDR	131,400	25,844
BTS Group Holdings PCL NVDR	39,100	10,698
Bumrungrad Hospital PCL NVDR	6,000	31,244
Central Pattana PCL NVDR	20,700	35,272
Charoen Pokphand Foods PCL NVDR	26,200	21,480
CP ALL PCL NVDR	31,200	44,752
Delta Electronics Thailand PCL NVDR	8,900	17,342
Electricity Generating PCL NVDR	600	3,205
Energy Absolute PCL NVDR	7,000	4,248
Glow Energy PCL NVDR	2,800	6,849
Home Product Center PCL NVDR	47,100	13,315
Indorama Ventures PCL NVDR	9,600	7,966
IRPC PCL NVDR	177,800	24,175
Minor International PCL NVDR	24,160	27,770
PTT Global Chemical PCL NVDR	7,500	12,728
PTT PCL NVDR	500	4,484
Siam Cement PCL (The) NVDR	1,450	19,699
Thai Oil PCL NVDR	11,500	19,714
Thai Union Group PCL NVDR	24,200	15,205

		443,746

Turkey - 2.1%
Arcelik A/S	4,067	26,779
BIM Birlesik Magazalar A/S	2,092	40,799
Ford Otomotiv Sanayi A/S	1,027	10,930
KOC Holding A/S	4,314	19,729
Petkim Petrokimya Holding A/S	22,025	29,430
TAV Havalimanlari Holding A/S	646	2,774
Tofas Turk Otomobil Fabrikasi A/S	2,629	21,617
Tupras Turkiye Petrol Rafinerileri A/S	1,714	38,050
Turkiye Sise ve Cam Fabrikalari A/S	7,773	9,611
Ulker Biskuvi Sanayi A/S	1,745	12,752

		212,471

TOTAL COMMON STOCKS (cost $9,115,135)		9,906,137

PREFERRED STOCKS - 0.7%

Brazil - 0.6%
Braskem SA, Class A (1)	3,700	21,885
Centrais Eletricas Brasileiras SA, Class B (1)†	5,400	29,452
Lojas Americanas SA (1)	1,540	7,694
Suzano Papel e Celulose SA, Series A (1)	1,800	6,354

		65,385

	SHARES	VALUE (Note 4)

Chile - 0.1%
Embotelladora Andina SA, Series B (1)	1,537	$5,414

TOTAL PREFERRED STOCKS (cost $55,066)		70,799

EXCHANGE TRADED FUND - 2.2%
iShares MSCI Emerging Markets Fund, (1)
(cost $218,980)	6,655	228,666

SHORT-TERM INVESTMENT - 0.6%

Investment Company - 0.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (d)
(cost $66,199)	66,199	66,199

SECURITIES LENDING COLLATERAL - 1.5%

Money Market Funds - 1.5%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.240% (d)(e)
(cost $150,609)	150,609	150,609

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 101.4%
(cost $9,605,989)		10,422,410

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4%) (f)		(141,839)

NET ASSETS - 100.0%		$10,280,571

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $145,062; cash collateral of $150,609 was received with which the Fund purchased a money market fund.
(b)	Security fair valued as of June 30, 2016 using procedures approved by the Board of Trustees. The total value of positions fair valued was $0 or 0.0% of total net assets.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$1,379,431	13.4%
Consumer Staples	1,618,854	15.8
Energy	715,919	7.0
Exchange Traded Fund	228,666	2.2
Financials	1,311,526	12.8
Health Care	436,012	4.2
Industrials	703,412	6.8
Information Technology	2,384,363	23.3
Materials	683,149	6.6
Telecommunication Services	333,582	3.2
Utilities	410,688	4.0
Short-Term Investment	66,199	0.6
Securities Lending Collateral	150,609	1.5

Total Investments In Securities, At Value	10,422,410	101.4
Liabilities in Excess of Other Assets (f)	(141,839)	(1.4)

Net Assets	$10,280,571	100.0%

Forward foreign currency exchange contracts outstanding as of June 30, 2016:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
South African Rand, Expiring 07/06/16	CITI	ZAR	316,000	$21,299	$21,451	$152

ZAR - South African Rand

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

COMMON STOCKS - 97.1%	SHARES	VALUE (Note 4)
Consumer Discretionary - 15.3%
Advance Auto Parts, Inc.	600	$96,978
Amazon.com, Inc. †	5,531	3,958,094
AutoZone, Inc. †	579	459,633
Best Buy Co., Inc.	2,009	61,476
Brunswick Corp.	1,969	89,235
Carnival Corp.	5,761	254,636
CBS Corp., Class B	2,587	140,836
Chipotle Mexican Grill, Inc. †	306	123,245
Comcast Corp., Class A	14,932	973,417
Delphi Automotive plc (United Kingdom)	1,542	96,529
DISH Network Corp., Class A †	2,530	132,572
Dollar General Corp.	5,643	530,442
Dollar Tree, Inc. †	6,199	584,194
Expedia, Inc.	2,588	275,104
GNC Holdings, Inc., Class A	2,197	53,365
Goodyear Tire & Rubber Co. (The)	3,168	81,291
Hanesbrands, Inc.	5,676	142,638
Home Depot, Inc. (The)	18,035	2,302,889
Johnson Controls, Inc.	1,835	81,217
L Brands, Inc.	2,905	195,013
LKQ Corp. †	2,515	79,726
Lowe’s Cos., Inc.	8,719	690,283
Madison Square Garden Co. (The), Class A †	316	54,513
McDonald’s Corp.	13,866	1,668,635
Mohawk Industries, Inc. †	1,586	300,959
Netflix, Inc. †	3,073	281,118
NIKE, Inc., Class B	22,893	1,263,694
Norwegian Cruise Line Holdings Ltd. †	4,991	198,842
O’Reilly Automotive, Inc. †	3,103	841,223
Polaris Industries, Inc.	1,008	82,414
Priceline Group, Inc. (The) †	519	647,925
Ross Stores, Inc.	11,170	633,227
Royal Caribbean Cruises Ltd.	796	53,451
ServiceMaster Global Holdings, Inc. †	2,514	100,057
Signet Jewelers Ltd.	800	65,928
Skechers U.S.A., Inc., Class A †	5,580	165,838
Starbucks Corp.	27,242	1,556,063
Target Corp.	3,704	258,613
TEGNA, Inc.	2,894	67,054
TJX Cos., Inc. (The)	9,649	745,192
Tractor Supply Co.	663	60,452
TripAdvisor, Inc. †	877	56,391
Ulta Salon Cosmetics & Fragrance, Inc. †	1,847	450,003
Under Armour, Inc., Class A †	6,273	251,736
Under Armour, Inc., Class C †	6,318	229,958
VF Corp.	5,956	366,235
Walt Disney Co. (The)	3,097	302,949
Whirlpool Corp.	1,142	190,303
Yum! Brands, Inc.	1,045	86,651

		22,382,237

Consumer Staples - 14.9%
Altria Group, Inc.	36,875	2,542,900
Archer-Daniels-Midland Co.	2,109	90,455
Brown-Forman Corp., Class B	1,534	153,032

	SHARES	VALUE (Note 4)
Consumer Staples - 14.9% (continued)
Campbell Soup Co.	3,359	$223,474
Clorox Co. (The)	1,049	145,171
Coca-Cola Co. (The)	50,666	2,296,690
Colgate-Palmolive Co.	1,496	109,507
ConAgra Foods, Inc.	1,869	89,357
Constellation Brands, Inc., Class A	4,163	688,560
Costco Wholesale Corp.	6,592	1,035,208
Coty, Inc., Class A	4,893	127,169
CVS Health Corp.	4,053	388,034
Dr Pepper Snapple Group, Inc.	5,698	550,598
Estee Lauder Cos., Inc. (The), Class A	3,003	273,333
General Mills, Inc.	9,165	653,648
Hormel Foods Corp.	12,214	447,032
JM Smucker Co. (The)	1,402	213,679
Kellogg Co.	1,167	95,286
Kimberly-Clark Corp.	5,626	773,462
Kroger Co. (The)	25,084	922,840
McCormick & Co., Inc.	1,621	172,912
Molson Coors Brewing Co., Class B	1,513	153,010
Mondelez International, Inc., Class A	23,644	1,076,038
Monster Beverage Corp. †	3,934	632,233
PepsiCo, Inc.	22,101	2,341,380
Philip Morris International, Inc.	13,686	1,392,140
Pilgrim’s Pride Corp.	3,191	81,307
Pinnacle Foods, Inc.	1,572	72,768
Procter & Gamble Co. (The)	18,527	1,568,681
Reynolds American, Inc.	28,659	1,545,580
Sysco Corp.	1,418	71,949
Tyson Foods, Inc., Class A	6,540	436,807
Walgreens Boots Alliance, Inc.	4,504	375,048
WhiteWave Foods Co. (The) †	2,600	122,044

		21,861,332

Energy - 4.9%
Cimarex Energy Co.	1,073	128,030
CVR Energy, Inc.	6,399	99,185
Diamondback Energy, Inc. †	9,982	910,458
EQT Corp.	1,200	92,916
Exxon Mobil Corp.	29,192	2,736,458
HollyFrontier Corp.	10,291	244,617
Marathon Petroleum Corp.	1,799	68,290
Newfield Exploration Co. †	14,449	638,357
PBF Energy, Inc., Class A	10,072	239,512
Phillips 66	13,206	1,047,764
Spectra Energy Corp.	1,769	64,799
Tesoro Corp.	5,441	407,640
Valero Energy Corp.	10,152	517,752

		7,195,778

Financials - 11.1%
American Financial Group, Inc.	1,717	126,938
American Tower Corp. REIT	5,480	622,583
Arch Capital Group Ltd. †	2,968	213,696
AvalonBay Communities, Inc. REIT	4,737	854,507
Axis Capital Holdings Ltd.	856	47,080
Berkshire Hathaway, Inc., Class B †	2,945	426,407
BlackRock, Inc.	588	201,408
Boston Properties, Inc. REIT	5,439	717,404

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 11.1% (continued)
CBOE Holdings, Inc.	1,623	$108,124
Chubb Ltd. (Switzerland)	5,486	717,075
CME Group, Inc.	4,272	416,093
Comerica, Inc.	1,500	61,695
Crown Castle International Corp. REIT	2,926	296,784
Digital Realty Trust, Inc. REIT	3,200	348,768
Discover Financial Services	3,539	189,655
E*TRADE Financial Corp. †	5,200	122,148
Equinix, Inc. REIT	966	374,547
Equity Residential REIT	11,412	786,059
Essex Property Trust, Inc. REIT	2,600	593,034
Everest Re Group Ltd.	999	182,487
Extra Space Storage, Inc. REIT	1,500	138,810
Federal Realty Investment Trust REIT	700	115,885
Fifth Third Bancorp	5,100	89,709
First Republic Bank	4,040	282,760
General Growth Properties, Inc. REIT	11,239	335,147
Hartford Financial Services Group, Inc. (The)	3,282	145,655
HCP, Inc. REIT	5,000	176,900
Huntington Bancshares, Inc.	10,400	92,976
Interactive Brokers Group, Inc., Class A	2,788	98,695
Intercontinental Exchange, Inc.	867	221,917
Markel Corp. †	231	220,092
Moody’s Corp.	2,313	216,751
Northern Trust Corp.	2,636	174,661
PNC Financial Services Group, Inc. (The)	2,241	182,395
Principal Financial Group, Inc.	1,500	61,665
Progressive Corp. (The)	5,576	186,796
Public Storage REIT	6,373	1,628,875
Realty Income Corp. REIT	1,500	104,040
RenaissanceRe Holdings Ltd.	1,701	199,766
Retail Properties of America, Inc., Class A REIT	5,600	94,640
S&P Global, Inc.	2,820	302,473
Signature Bank †	1,700	212,364
Simon Property Group, Inc. REIT	5,645	1,224,401
SVB Financial Group †	700	66,612
Synchrony Financial †	8,434	213,212
Travelers Cos., Inc. (The)	3,710	441,638
UDR, Inc. REIT	2,100	77,532
Ventas, Inc. REIT	5,620	409,248
Vornado Realty Trust REIT	4,200	420,504
Welltower, Inc. REIT	7,492	570,666
White Mountains Insurance Group Ltd.	100	84,200

		16,197,477

Health Care - 10.8%
Abbott Laboratories	3,550	139,551
Acadia Healthcare Co., Inc. †	889	49,251
Aetna, Inc.	6,484	791,891
Alexion Pharmaceuticals, Inc. †	458	53,476
Align Technology, Inc. †	1,400	112,770
Alnylam Pharmaceuticals, Inc. †	1,211	67,198
AmerisourceBergen Corp.	1,749	138,731
Amgen, Inc.	901	137,087
Anthem, Inc.	4,140	543,748
athenahealth, Inc. †	1,017	140,356

	SHARES	VALUE (Note 4)
Health Care - 10.8% (continued)
Becton Dickinson and Co.	1,193	$202,321
BioMarin Pharmaceutical, Inc. †	864	67,219
Boston Scientific Corp. †	15,571	363,894
Bristol-Myers Squibb Co.	18,759	1,379,724
Cardinal Health, Inc.	3,661	285,595
Centene Corp. †	3,293	235,021
Cerner Corp. †	2,661	155,935
DexCom, Inc. †	2,200	174,526
Edwards Lifesciences Corp. †	3,270	326,117
Eli Lilly & Co.	13,512	1,064,070
HCA Holdings, Inc. †	2,023	155,791
Henry Schein, Inc. †	648	114,566
Hologic, Inc. †	1,943	67,228
Illumina, Inc. †	1,398	196,251
Incyte Corp. †	2,919	233,462
Intrexon Corp. †	1,941	47,768
Intuitive Surgical, Inc. †	200	132,282
Johnson & Johnson	31,505	3,821,557
McKesson Corp.	579	108,070
Medtronic plc (Ireland)	9,817	851,821
OPKO Health, Inc. †	4,868	45,467
Quintiles Transnational Holdings, Inc. †	1,288	84,132
Regeneron Pharmaceuticals, Inc. †	635	221,761
Stryker Corp.	1,316	157,696
Thermo Fisher Scientific, Inc.	5,346	789,925
United Therapeutics Corp. †	512	54,231
UnitedHealth Group, Inc.	14,744	2,081,853
Zoetis, Inc.	5,446	258,467

		15,850,809

Industrials - 9.8%
3M Co.	5,664	991,880
A.O. Smith Corp.	2,198	193,666
Acuity Brands, Inc.	821	203,575
Alaska Air Group, Inc.	2,312	134,767
B/E Aerospace, Inc.	2,772	127,997
Danaher Corp.	5,772	582,972
Delta Air Lines, Inc.	10,642	387,688
Dover Corp.	2,493	172,815
Equifax, Inc.	651	83,588
FedEx Corp.	2,746	416,788
Fortune Brands Home & Security, Inc.	3,256	188,750
General Dynamics Corp.	5,500	765,820
General Electric Co.	88,614	2,789,569
HD Supply Holdings, Inc. †	2,092	72,843
Honeywell International, Inc.	5,345	621,730
Huntington Ingalls Industries, Inc.	1,500	252,045
Illinois Tool Works, Inc.	871	90,723
JetBlue Airways Corp. †	8,441	139,783
Lockheed Martin Corp.	6,291	1,561,238
Macquarie Infrastructure Corp.	800	59,240
Masco Corp.	2,809	86,910
Middleby Corp. (The) †	1,800	207,450
Northrop Grumman Corp.	5,646	1,254,993
Old Dominion Freight Line, Inc. †	1,956	117,966
Parker-Hannifin Corp.	1,500	162,075
Raytheon Co.	6,276	853,222
Rockwell Automation, Inc.	2,600	298,532

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 9.8% (continued)
Southwest Airlines Co.	9,757	$382,572
Spirit Airlines, Inc. †	2,436	109,303
Textron, Inc.	2,100	76,776
United Continental Holdings, Inc. †	3,768	154,639
United Parcel Service, Inc., Class B	4,507	485,494
Verisk Analytics, Inc. †	906	73,459
WABCO Holdings, Inc. †	800	73,256
Wabtec Corp.	785	55,131
Xylem, Inc.	2,200	98,230

		14,327,485

Information Technology - 19.5%
Accenture plc, Class A (Ireland)	8,221	931,357
Activision Blizzard, Inc.	14,761	584,978
Adobe Systems, Inc. †	8,721	835,385
Akamai Technologies, Inc. †	1,700	95,081
Alliance Data Systems Corp. †	634	124,213
Alphabet, Inc., Class A †	7,960	5,600,099
Amdocs Ltd.	1,750	101,010
Applied Materials, Inc.	3,864	92,620
ARRIS International plc †	2,800	58,688
Autodesk, Inc. †	1,500	81,210
Automatic Data Processing, Inc.	3,680	338,082
Broadcom Ltd. (Singapore)	2,448	380,419
Brocade Communications Systems, Inc.	7,800	71,604
CA, Inc.	2,700	88,641
CDK Global, Inc.	905	50,218
Cisco Systems, Inc.	6,421	184,218
Cognizant Technology Solutions Corp., Class A †	5,948	340,463
Corning, Inc.	11,812	241,910
CoStar Group, Inc. †	500	109,330
eBay, Inc. †	13,570	317,674
Electronic Arts, Inc. †	8,389	635,551
F5 Networks, Inc. †	1,500	170,760
Facebook, Inc., Class A †	32,628	3,728,728
Fiserv, Inc. †	3,342	363,376
FleetCor Technologies, Inc. †	1,727	247,185
Fortinet, Inc. †	1,807	57,083
Hewlett Packard Enterprise Co.	2,761	50,443
Intuit, Inc.	2,897	323,334
Jack Henry & Associates, Inc.	1,350	117,814
Juniper Networks, Inc.	7,300	164,177
Marvell Technology Group Ltd.	6,200	59,086
MasterCard, Inc., Class A	16,586	1,460,563
Microsoft Corp.	88,152	4,510,738
NVIDIA Corp.	8,300	390,183
Palo Alto Networks, Inc. †	2,434	298,506
Qorvo, Inc. †	1,344	74,269
Red Hat, Inc. †	1,240	90,024
Sabre Corp.	4,115	110,241
salesforce.com, Inc. †	7,043	559,285
ServiceNow, Inc. †	3,184	211,418
Skyworks Solutions, Inc.	3,805	240,780
Splunk, Inc. †	1,137	61,603
SS&C Technologies Holdings, Inc.	2,522	70,818
SunPower Corp. †	3,373	52,248
Texas Instruments, Inc.	9,515	596,115
Total System Services, Inc.	2,043	108,504

	SHARES	VALUE (Note 4)
Information Technology - 19.5% (continued)
Vantiv, Inc., Class A †	2,419	$136,915
VeriSign, Inc. †	576	49,801
Visa, Inc., Class A	35,851	2,659,069
Xerox Corp.	11,832	112,286
Xilinx, Inc.	2,840	131,009
Zillow Group, Inc., Class C †	2,870	104,124

		28,573,236

Materials - 1.2%
Air Products & Chemicals, Inc.	1,700	241,468
Ball Corp.	1,400	101,206
Dow Chemical Co. (The)	2,240	111,350
Ecolab, Inc.	2,147	254,634
Newmont Mining Corp.	4,557	178,270
PPG Industries, Inc.	3,826	398,478
Royal Gold, Inc.	880	63,378
Sherwin-Williams Co. (The)	961	282,217
Vulcan Materials Co.	1,445	173,920

		1,804,921

Telecommunication Services - 4.2%
AT&T, Inc.	73,920	3,194,083
Level 3 Communications, Inc. †	3,005	154,728
T-Mobile US, Inc. †	8,671	375,194
Verizon Communications, Inc.	43,292	2,417,425

		6,141,430

Utilities - 5.4%
American Electric Power Co., Inc.	9,103	638,029
American Water Works Co., Inc.	1,146	96,848
CMS Energy Corp.	2,100	96,306
Consolidated Edison, Inc.	8,991	723,236
Dominion Resources, Inc.	6,051	471,554
DTE Energy Co.	3,287	325,807
Duke Energy Corp.	4,364	374,388
Edison International	6,971	541,438
Entergy Corp.	1,400	113,890
Eversource Energy	1,288	77,151
NextEra Energy, Inc.	11,284	1,471,434
PG&E Corp.	6,286	401,801
PPL Corp.	5,332	201,283
Public Service Enterprise Group, Inc.	3,833	178,656
Sempra Energy	3,095	352,892
Southern Co. (The)	21,552	1,155,834
WEC Energy Group, Inc.	2,920	190,676
Xcel Energy, Inc.	11,233	503,014

		7,914,237

TOTAL COMMON STOCKS (cost $122,917,451)		142,248,942

SHORT-TERM INVESTMENT - 2.3%

Investment Company - 2.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (2)(a)
(cost $3,433,403)	3,433,403	3,433,403

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

SHARES	VALUE (Note 4)
TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.4% (cost $126,350,854)	$145,682,345

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6% (b)	848,127

NET ASSETS - 100.0%	$146,530,472

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
21	GSCO	S&P 500 E-Mini Futures	09/2016	$2,177,817	$2,194,710	$16,893

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$65,914	$65,914

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

COMMON STOCKS - 96.9%	SHARES	VALUE (Note 4)
Consumer Discretionary - 11.5%
1-800-Flowers.com, Inc., Class A †	3,613	$32,589
Abercrombie & Fitch Co., Class A	556	9,902
AMC Entertainment Holdings, Inc., Class A	1,870	51,631
American Eagle Outfitters, Inc.	3,224	51,358
Asbury Automotive Group, Inc. †	174	9,177
Barnes & Noble, Inc.	1,300	14,755
Bassett Furniture Industries, Inc.	576	13,789
Big Lots, Inc.	872	43,696
BJ’s Restaurants, Inc. †	600	26,298
Boyd Gaming Corp. †	617	11,353
Bright Horizons Family Solutions, Inc. †	2,896	192,034
Buckle, Inc. (The) (a)	400	10,396
Buffalo Wild Wings, Inc. †	243	33,765
Build-A-Bear Workshop, Inc. †	1,000	13,420
Burlington Stores, Inc. †	820	54,702
Caleres, Inc.	931	22,540
Capella Education Co.	200	10,528
Carriage Services, Inc.	552	13,071
Carrols Restaurant Group, Inc. †	1,505	17,909
Cato Corp. (The), Class A	400	15,088
Cheesecake Factory, Inc. (The)	662	31,869
Chegg, Inc. †(a)	2,968	14,840
Children’s Place, Inc. (The)	498	39,930
Churchill Downs, Inc.	372	47,006
Chuy’s Holdings, Inc. †	1,096	37,933
Citi Trends, Inc.	600	9,318
ClubCorp Holdings, Inc.	1,646	21,398
Columbia Sportswear Co.	1,156	66,516
Cooper Tire & Rubber Co.	576	17,176
Cooper-Standard Holding, Inc. †	550	43,444
Core-Mark Holding Co., Inc.	2,000	93,720
Cracker Barrel Old Country Store, Inc. (a)	949	162,725
Culp, Inc.	327	9,035
Dave & Buster’s Entertainment, Inc. †	1,370	64,102
Denny’s Corp. †	2,000	21,460
DineEquity, Inc.	299	25,349
Drew Industries, Inc.	234	19,853
Eldorado Resorts, Inc. †	2,574	39,112
Entravision Communications Corp., Class A	2,467	16,578
EW Scripps Co. (The), Class A †	1,235	19,562
Express, Inc. †	1,640	23,796
Five Below, Inc. †	885	41,073
FTD Cos., Inc. †	500	12,480
Gentherm, Inc. †	1,057	36,202
G-III Apparel Group Ltd. †	1,123	51,344
Grand Canyon Education, Inc. †	538	21,477
Gray Television, Inc. †	2,135	23,165
Group 1 Automotive, Inc.	200	9,872
Helen of Troy Ltd. †	1,094	112,507
Hooker Furniture Corp.	465	9,993
Houghton Mifflin Harcourt Co. †	1,697	26,524
IMAX Corp. (Canada) †	891	26,267
Installed Building Products, Inc. †	1,315	47,721
Isle of Capri Casinos, Inc. †	660	12,091
Jack in the Box, Inc.	1,015	87,209
Kirkland’s, Inc. †	900	13,212

	SHARES	VALUE (Note 4)
Consumer Discretionary - 11.5% (continued)
Kona Grill, Inc. †	1,191	$12,768
La-Z-Boy, Inc.	430	11,963
LGI Homes, Inc. †(a)	1,543	49,283
Liberty TripAdvisor Holdings, Inc., Class A †	526	11,509
Lithia Motors, Inc., Class A	602	42,784
MarineMax, Inc. †	669	11,353
Marriott Vacations Worldwide Corp.	710	48,628
MDC Partners, Inc., Class A	944	17,266
Monro Muffler Brake, Inc.	625	39,725
Motorcar Parts of America, Inc. †	1,306	35,497
NACCO Industries, Inc., Class A	210	11,760
Nautilus, Inc. †	1,157	20,641
New Media Investment Group, Inc.	1,547	27,954
Nexstar Broadcasting Group, Inc., Class A (a)	356	16,938
Nutrisystem, Inc.	1,800	45,648
Overstock.com, Inc. †	822	13,242
Papa John’s International, Inc.	932	63,376
Penn National Gaming, Inc. †	999	13,936
Pool Corp.	1,723	162,014
Popeyes Louisiana Kitchen, Inc. †	873	47,701
Red Robin Gourmet Burgers, Inc. †	219	10,387
Ruth’s Hospitality Group, Inc.	972	15,503
Select Comfort Corp. †	1,283	27,431
Sinclair Broadcast Group, Inc., Class A	1,581	47,209
Smith & Wesson Holding Corp. †	2,280	61,970
Sonic Corp.	1,127	30,485
Sportsman’s Warehouse Holdings, Inc. †	2,531	20,400
Standard Motor Products, Inc.	641	25,499
Stein Mart, Inc.	1,340	10,345
Steven Madden Ltd. †	651	22,251
Sturm Ruger & Co., Inc.	583	37,318
Texas Roadhouse, Inc.	2,000	91,200
Tile Shop Holdings, Inc. †	792	15,745
Tower International, Inc.	753	15,497
Universal Electronics, Inc. †	400	28,912
Vail Resorts, Inc.	1,160	160,347
Wayfair, Inc., Class A †(a)	2,936	114,504
World Wrestling Entertainment, Inc., Class A	1,183	21,779
ZAGG, Inc. †	1,866	9,797
Zoe’s Kitchen, Inc. †	509	18,461

		3,492,886

Consumer Staples - 5.9%
B&G Foods, Inc.	1,382	66,613
Boston Beer Co., Inc. (The), Class A †	72	12,314
Calavo Growers, Inc.	300	20,100
Cal-Maine Foods, Inc. (a)	2,449	108,540
Casey’s General Stores, Inc.	1,626	213,835
Central Garden & Pet Co., Class A †	541	11,745
Coca-Cola Bottling Co. Consolidated	491	72,408
Fresh Del Monte Produce, Inc.	2,090	113,759
Ingles Markets, Inc., Class A	500	18,650
J&J Snack Foods Corp.	693	82,654
John B. Sanfilippo & Son, Inc.	726	30,949
Lancaster Colony Corp.	1,371	174,953
National Beverage Corp. †	1,172	73,613

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 5.9% (continued)
Natural Health Trends Corp. (a)	1,142	$32,193
Omega Protein Corp. †	853	17,052
Post Holdings, Inc. †	2,471	204,327
Revlon, Inc., Class A †	830	26,710
Sanderson Farms, Inc.	886	76,763
Snyder’s-Lance, Inc.	1,947	65,984
SpartanNash Co.	755	23,088
TreeHouse Foods, Inc. †	994	102,034
Universal Corp.	323	18,650
USANA Health Sciences, Inc. †	300	33,429
Vector Group Ltd.	4,541	101,809
WD-40 Co.	734	86,208

		1,788,380

Energy - 1.8%
Ardmore Shipping Corp. (Ireland)	1,316	8,909
Callon Petroleum Co. †	5,274	59,227
Green Plains, Inc.	616	12,148
Matador Resources Co. †	1,561	30,908
Matrix Service Co. †	700	11,543
Nordic American Tankers Ltd. (Norway) (a)	1,290	17,918
Pacific Ethanol, Inc. †	900	4,905
Par Pacific Holdings, Inc. †	908	13,929
Parsley Energy, Inc., Class A †	8,172	221,134
PDC Energy, Inc. †	1,438	82,843
REX American Resources Corp. †	300	17,949
RSP Permian, Inc. †	1,814	63,290
Ship Finance International Ltd. (Norway) (a)	1,000	14,740

		559,443

Financials - 29.0%
Acadia Realty Trust REIT	1,244	44,187
Agree Realty Corp. REIT	585	28,220
American Assets Trust, Inc. REIT	1,466	62,217
American Equity Investment Life Holding Co.	641	9,134
Ameris Bancorp	2,004	59,519
AMERISAFE, Inc.	907	55,527
Argo Group International Holdings Ltd.	1,757	91,173
Armada Hoffler Properties, Inc. REIT	1,243	17,079
Banc of California, Inc.	1,710	30,951
Bank of the Ozarks, Inc.	5,068	190,151
Banner Corp.	455	19,356
Beneficial Bancorp, Inc. †	1,856	23,608
BGC Partners, Inc., Class A	6,967	60,683
Blue Hills Bancorp, Inc.	1,200	17,712
BNC Bancorp	2,455	55,753
BofI Holding, Inc. †(a)	4,680	82,883
Boston Private Financial Holdings, Inc.	1,225	14,430
Capital Bank Financial Corp., Class A	4,385	126,288
Capitol Federal Financial, Inc.	4,102	57,223
Cathay General Bancorp	2,965	83,613
Cedar Realty Trust, Inc. REIT	1,989	14,778
Central Pacific Financial Corp.	835	19,706
Chatham Lodging Trust REIT	1,226	26,947
Chemical Financial Corp. (a)	462	17,228
CNO Financial Group, Inc.	725	12,658

	SHARES	VALUE (Note 4)
Financials - 29.0% (continued)
ConnectOne Bancorp, Inc.	900	$14,121
CoreSite Realty Corp. REIT	1,913	169,664
Cowen Group, Inc., Class A †(a)	3,463	10,250
CU Bancorp †	519	11,797
CubeSmart REIT	7,602	234,750
Customers Bancorp, Inc. †	2,282	57,347
CVB Financial Corp.	1,182	19,373
CyrusOne, Inc. REIT	3,890	216,517
DCT Industrial Trust, Inc. REIT	2,372	113,951
DuPont Fabros Technology, Inc. REIT	2,364	112,385
Eagle Bancorp, Inc. †	2,446	117,677
Easterly Government Properties, Inc. REIT	446	8,800
EastGroup Properties, Inc. REIT	329	22,675
Education Realty Trust, Inc. REIT	1,567	72,301
Enstar Group Ltd. †	626	101,406
Enterprise Financial Services Corp.	957	26,691
EPR Properties REIT	2,779	224,210
Equity One, Inc. REIT	3,105	99,919
Essent Group Ltd. †	1,630	35,550
FBL Financial Group, Inc., Class A	241	14,621
FCB Financial Holdings, Inc., Class A †	3,143	106,862
Federated National Holding Co.	2,074	39,489
Fidelity Southern Corp.	1,125	17,629
First American Financial Corp.	4,218	169,648
First Defiance Financial Corp.	725	28,166
First Interstate BancSystem, Inc., Class A	3,646	102,453
First Merchants Corp.	654	16,304
Fulton Financial Corp.	3,338	45,063
GAIN Capital Holdings, Inc.	1,922	12,147
GAMCO Investors, Inc., Class A	344	11,273
GEO Group, Inc. (The) REIT	1,257	42,964
Gladstone Commercial Corp. REIT	800	13,512
Great Western Bancorp, Inc.	4,016	126,665
Hanmi Financial Corp.	1,300	30,537
Healthcare Realty Trust, Inc. REIT	1,574	55,074
Heritage Insurance Holdings, Inc.	770	9,217
Hersha Hospitality Trust REIT	1,090	18,693
HFF, Inc., Class A	1,079	31,162
Highwoods Properties, Inc. REIT	3,499	184,747
Hilltop Holdings, Inc. †	800	16,792
Home BancShares, Inc.	7,534	149,098
HomeStreet, Inc. †	1,444	28,764
HomeTrust Bancshares, Inc. †	1,428	26,418
Hudson Pacific Properties, Inc. REIT	2,666	77,794
Independent Bank Corp./MA	741	33,864
Independent Bank Corp./MI	1,815	26,336
Independent Bank Group, Inc.	300	12,873
Investment Technology Group, Inc.	682	11,403
Investors Bancorp, Inc.	17,699	196,105
James River Group Holdings Ltd.	2,244	76,206
Janus Capital Group, Inc.	800	11,136
KCG Holdings, Inc., Class A †	843	11,212
Kearny Financial Corp.	3,143	39,539
Kennedy-Wilson Holdings, Inc.	1,600	30,336
Lakeland Financial Corp.	1,189	55,895
LegacyTexas Financial Group, Inc.	492	13,240
LendingTree, Inc. †(a)	622	54,941
Mack-Cali Realty Corp. REIT	958	25,866
Maiden Holdings Ltd.	1,054	12,901

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 29.0% (continued)
Marcus & Millichap, Inc. †	1,193	$30,314
MarketAxess Holdings, Inc.	1,743	253,432
MB Financial, Inc.	627	22,748
Meridian Bancorp, Inc.	1,087	16,066
Meta Financial Group, Inc.	1,311	66,809
National Bank Holdings Corp., Class A	1,472	29,970
National General Holdings Corp.	1,414	30,288
National Storage Affiliates Trust REIT	862	17,947
Navigators Group, Inc. (The)	383	35,225
Nelnet, Inc., Class A	400	13,900
Northwest Bancshares, Inc. (a)	7,532	111,700
Opus Bank	2,278	76,996
Oritani Financial Corp.	2,501	39,991
Pacific Premier Bancorp, Inc. †	583	13,992
PennyMac Financial Services, Inc., Class A †	835	10,429
Physicians Realty Trust REIT	3,036	63,786
Pinnacle Financial Partners, Inc.	2,089	102,048
Preferred Bank	366	10,568
Primerica, Inc.	641	36,691
PrivateBancorp, Inc.	2,427	106,861
PS Business Parks, Inc. REIT	1,917	203,355
QTS Realty Trust, Inc., Class A REIT	3,172	177,569
Ramco-Gershenson Properties Trust REIT	1,967	38,573
RE/MAX Holdings, Inc., Class A	803	32,329
Renasant Corp.	1,210	39,119
Retail Opportunity Investments Corp. REIT	4,670	101,199
Rexford Industrial Realty, Inc. REIT	2,552	53,822
RLI Corp.	3,035	208,747
Ryman Hospitality Properties, Inc. REIT	1,068	54,094
Sabra Health Care REIT, Inc.	554	11,432
Seacoast Banking Corp. of Florida †	1,142	18,546
Select Income REIT	577	14,996
Selective Insurance Group, Inc.	415	15,857
ServisFirst Bancshares, Inc.	2,855	141,008
Simmons First National Corp., Class A	600	27,711
South State Corp.	674	45,866
Southside Bancshares, Inc.	882	27,271
Sovran Self Storage, Inc. REIT	2,242	235,231
State Bank Financial Corp.	950	19,332
Stonegate Bank	1,807	58,312
STORE Capital Corp. REIT	4,856	143,009
Summit Hotel Properties, Inc. REIT	2,178	28,837
Sun Communities, Inc. REIT	2,716	208,154
Terreno Realty Corp. REIT	1,382	35,752
Towne Bank	1,494	32,345
Trupanion, Inc. †(a)	984	13,038
United Bankshares, Inc.	1,350	50,639
United Community Banks, Inc.	3,125	57,156
United Fire Group, Inc.	1,284	54,480
United Insurance Holdings Corp.	2,600	42,588
Universal Health Realty Income Trust REIT	283	16,182
Universal Insurance Holdings, Inc. (a)	1,100	20,438
Urban Edge Properties REIT	4,063	121,321
Walker & Dunlop, Inc. †	980	22,324
Washington Federal, Inc.	2,194	53,226
Washington REIT	1,600	50,336

	SHARES	VALUE (Note 4)
Financials - 29.0% (continued)
Waterstone Financial, Inc.	2,000	$30,660
Webster Financial Corp.	2,972	100,899
WesBanco, Inc.	352	10,930
Western Alliance Bancorp †	4,989	162,891
Wintrust Financial Corp.	1,032	52,632

		8,799,320

Health Care - 13.8%
Abaxis, Inc.	657	31,030
ABIOMED, Inc. †	1,953	213,443
Accelerate Diagnostics, Inc. †(a)	1,539	22,146
Aceto Corp.	1,044	22,853
Adamas Pharmaceuticals, Inc. †	757	11,461
Addus HomeCare Corp. †	1,246	21,718
Adeptus Health, Inc., Class A †(a)	932	48,147
Aerie Pharmaceuticals, Inc. †(a)	811	14,274
Agenus, Inc. †(a)	3,037	12,300
Air Methods Corp. †	300	10,749
Alder Biopharmaceuticals, Inc. †(a)	741	18,503
Amedisys, Inc. †	745	37,608
AMN Healthcare Services, Inc. †	1,210	48,364
Amphastar Pharmaceuticals, Inc. †	1,011	16,297
Analogic Corp.	156	12,393
ANI Pharmaceuticals, Inc. †	400	22,328
Anika Therapeutics, Inc. †	794	42,598
Anthera Pharmaceuticals, Inc. †	3,751	11,591
AtriCure, Inc. †	800	11,304
BioSpecifics Technologies Corp. †	296	11,822
BioTelemetry, Inc. †	1,700	27,710
Cambrex Corp. †	1,200	62,076
Cantel Medical Corp.	1,202	82,613
Cara Therapeutics, Inc. †	1,902	9,149
Catalent, Inc. †	844	19,404
Cerus Corp. †	3,201	19,974
Chemed Corp.	500	68,155
Civitas Solutions, Inc. †	958	19,955
Coherus Biosciences, Inc. †(a)	650	10,979
Concert Pharmaceuticals, Inc. †	1,751	19,664
CONMED Corp.	500	23,865
Corcept Therapeutics, Inc. †	2,685	14,660
CorVel Corp. †	404	17,445
Cross Country Healthcare, Inc. †	1,400	19,488
CTI BioPharma Corp. †	3,700	1,258
Cynosure, Inc., Class A †	663	32,252
Dermira, Inc. †	1,221	35,714
Diplomat Pharmacy, Inc. †(a)	946	33,110
Dynavax Technologies Corp. †	1,030	15,017
Eagle Pharmaceuticals, Inc. †(a)	666	25,834
Emergent BioSolutions, Inc. †	500	14,060
Ensign Group, Inc. (The)	2,000	42,020
Exelixis, Inc. †	4,711	36,793
Five Prime Therapeutics, Inc. †	1,269	52,473
GenMark Diagnostics, Inc. †(a)	1,549	13,476
Genomic Health, Inc. †	455	11,782
Globus Medical, Inc., Class A †	1,783	42,489
Greatbatch, Inc. †	400	12,372
HealthEquity, Inc. †	1,812	55,058
HealthStream, Inc. †	397	10,528

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 13.8% (continued)
Healthways, Inc. †	1,200	$13,860
Heska Corp. †	1,128	41,928
ICU Medical, Inc. †	559	63,027
Ignyta, Inc. †	2,127	11,528
Impax Laboratories, Inc. †	1,600	46,112
INC Research Holdings, Inc., Class A †	2,022	77,099
Inogen, Inc. †	1,479	74,113
Insmed, Inc. †	1,900	18,734
Integra LifeSciences Holdings Corp. †	853	68,052
Intra-Cellular Therapies, Inc. †	1,834	71,196
iRadimed Corp. †(a)	1,697	36,927
K2M Group Holdings, Inc. †	1,170	18,158
Lexicon Pharmaceuticals, Inc. †(a)	1,198	17,191
LHC Group, Inc. †	287	12,421
Ligand Pharmaceuticals, Inc. †(a)	661	78,838
Lion Biotechnologies, Inc. †(a)	1,693	13,713
LivaNova plc (United Kingdom) †	400	20,092
Loxo Oncology, Inc. †(a)	959	22,230
Masimo Corp. †	819	43,010
Medicines Co. (The) †(a)	1,499	50,411
Medidata Solutions, Inc. †	471	22,076
Merit Medical Systems, Inc. †	612	12,136
MiMedx Group, Inc. †(a)	2,791	22,272
Molina Healthcare, Inc. †	800	39,920
Momenta Pharmaceuticals, Inc. †	1,517	16,384
Myriad Genetics, Inc. †	1,348	41,249
Nanosphere, Inc. †	99	167
Natus Medical, Inc. †	1,478	55,868
Nektar Therapeutics †	909	12,935
Neogen Corp. †	480	27,000
NeoGenomics, Inc. †	1,733	13,933
Neurocrine Biosciences, Inc. †	2,272	103,262
Nevro Corp. †	1,397	103,043
NuVasive, Inc. †	896	53,509
NxStage Medical, Inc. †	1,351	29,290
Omeros Corp. †	1,286	13,529
Omnicell, Inc. †	1,035	35,428
Ophthotech Corp. †	178	9,083
Organovo Holdings, Inc. †	2,400	8,928
Owens & Minor, Inc.	530	19,811
Pacific Biosciences of California, Inc. †	1,834	12,902
PAREXEL International Corp. †	228	14,337
Peregrine Pharmaceuticals, Inc. †(a)	9,591	3,492
PharMerica Corp. †	900	22,194
Phibro Animal Health Corp., Class A	1,158	21,608
PRA Health Sciences, Inc. †	2,187	91,329
Prestige Brands Holdings, Inc. †	1,126	62,380
Progenics Pharmaceuticals, Inc. †	3,435	14,496
Prothena Corp. plc (Ireland) †	1,158	40,484
Providence Service Corp. (The) †	400	17,952
RadNet, Inc. †	2,500	13,350
Repligen Corp. †	1,200	32,832
Retrophin, Inc. †	1,553	27,659
Revance Therapeutics, Inc. †(a)	869	11,818
Rockwell Medical, Inc. †(a)	1,724	13,051
Sarepta Therapeutics, Inc. †(a)	521	9,935
Select Medical Holdings Corp. †	2,344	25,479
Spectranetics Corp. (The) †	1,257	23,518

	SHARES	VALUE (Note 4)
Health Care - 13.8% (continued)
STERIS plc (United Kingdom)	2,551	$175,381
Sucampo Pharmaceuticals, Inc., Class A †	1,836	20,141
Supernus Pharmaceuticals, Inc. †	2,382	48,521
Surgical Care Affiliates, Inc. †	1,146	54,630
Teligent, Inc. †(a)	3,732	26,647
TherapeuticsMD, Inc. †(a)	5,351	45,484
Trevena, Inc. †	1,935	12,191
Ultragenyx Pharmaceutical, Inc. †	1,013	49,546
US Physical Therapy, Inc.	280	16,859
Vascular Solutions, Inc. †	769	32,037
Vocera Communications, Inc. †	901	11,578
WellCare Health Plans, Inc. †	522	56,000
West Pharmaceutical Services, Inc.	2,342	177,711
Xencor, Inc. †	1,298	24,649
Zeltiq Aesthetics, Inc. †(a)	2,063	56,382

		4,195,338

Industrials - 7.0%
AAON, Inc.	1,050	28,885
AAR Corp.	688	16,058
Advanced Drainage Systems, Inc. (a)	848	23,210
Aerojet Rocketdyne Holdings, Inc. †	588	10,749
Air Transport Services Group, Inc. †	1,277	16,550
Aircastle Ltd.	1,474	28,831
Albany International Corp., Class A	329	13,137
Allegiant Travel Co.	705	106,807
Allied Motion Technologies, Inc.	729	16,957
American Woodmark Corp. †	564	37,438
Apogee Enterprises, Inc.	791	36,663
ArcBest Corp.	599	9,734
Argan, Inc.	730	30,456
Astronics Corp. †	515	17,129
Atlas Air Worldwide Holdings, Inc. †	400	16,568
Beacon Roofing Supply, Inc. †	1,573	71,524
Builders FirstSource, Inc. †	1,831	20,599
CEB, Inc.	456	28,126
Comfort Systems USA, Inc.	727	23,678
Continental Building Products, Inc. †	1,526	33,923
Covenant Transportation Group, Inc., Class A †	1,000	18,070
Curtiss-Wright Corp.	700	58,975
Deluxe Corp.	267	17,721
Douglas Dynamics, Inc.	715	18,397
Dycom Industries, Inc. †	1,337	120,009
Echo Global Logistics, Inc. †	1,533	34,370
EnerSys	213	12,667
EnPro Industries, Inc.	400	17,756
Exponent, Inc.	576	33,644
Federal Signal Corp.	2,000	25,760
G&K Services, Inc., Class A	400	30,628
Gibraltar Industries, Inc. †	704	22,225
Global Brass & Copper Holdings, Inc.	2,172	59,274
Hawaiian Holdings, Inc. †	1,800	68,328
HC2 Holdings, Inc. †(a)	962	4,137
Healthcare Services Group, Inc.	976	40,387
Heartland Express, Inc. (a)	2,500	43,475
HNI Corp.	700	32,543
Hub Group, Inc., Class A †	700	26,859
Huron Consulting Group, Inc. †	402	24,289

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 7.0% (continued)
Hyster-Yale Materials Handling, Inc.	348	$20,703
Insperity, Inc.	534	41,241
Interface, Inc.	687	10,477
John Bean Technologies Corp.	400	24,488
Kforce, Inc.	539	9,104
Kimball International, Inc., Class B	1,371	15,602
Knight Transportation, Inc.	1,521	40,428
Korn/Ferry International	1,020	21,114
Lydall, Inc. †	699	26,953
Marten Transport Ltd.	800	15,840
Masonite International Corp. †	1,077	71,233
Mobile Mini, Inc.	427	14,791
Mueller Industries, Inc.	332	10,584
Multi-Color Corp.	444	28,150
NN, Inc. (a)	927	12,969
Nortek, Inc. †	191	11,328
NV5 Global, Inc. †	842	23,946
On Assignment, Inc. †	635	23,463
Park-Ohio Holdings Corp.	324	9,163
Patrick Industries, Inc. †	1,776	107,075
PGT, Inc. †	881	9,074
Ply Gem Holdings, Inc. †	822	11,977
Proto Labs, Inc. †	223	12,836
RBC Bearings, Inc. †	181	13,122
Saia, Inc. †	643	16,165
Standex International Corp.	200	16,526
Steelcase, Inc., Class A	1,047	14,208
TASER International, Inc. †(a)	1,681	41,823
Tennant Co.	497	26,773
Trex Co., Inc. †	402	18,058
UniFirst Corp.	100	11,572
US Ecology, Inc.	349	16,037
WageWorks, Inc. †	382	22,847
Werner Enterprises, Inc.	1,200	27,564
West Corp.	1,102	21,665

		2,115,435

Information Technology - 16.3%
2U, Inc. †	2,833	83,319
ACI Worldwide, Inc. †	1,294	25,246
Advanced Energy Industries, Inc. †	716	27,179
Advanced Micro Devices, Inc. †	12,690	65,227
Ambarella, Inc. †(a)	251	12,753
Applied Optoelectronics, Inc. †(a)	846	9,433
Aspen Technology, Inc. †	1,283	51,628
Axcelis Technologies, Inc. †	7,009	18,854
Benefitfocus, Inc. †(a)	344	13,113
Blackbaud, Inc.	923	62,672
Blackhawk Network Holdings, Inc. †	2,603	87,175
BroadSoft, Inc. †	998	40,948
Cabot Microelectronics Corp.	300	12,702
CACI International, Inc., Class A †	241	21,789
Callidus Software, Inc. †	2,014	40,240
Cardtronics, Inc. †	345	13,735
Cavium, Inc. †	609	23,507
Ciena Corp. †	1,152	21,600
Cimpress NV (Netherlands) †(a)	305	28,206
Cirrus Logic, Inc. †	1,532	59,426

	SHARES	VALUE (Note 4)
Information Technology - 16.3% (continued)
Coherent, Inc. †	438	$40,200
comScore, Inc. †	658	15,713
Convergys Corp.	644	16,100
Cray, Inc. †	1,006	30,100
CSG Systems International, Inc.	958	38,617
CTS Corp.	722	12,938
Diodes, Inc. †	696	13,078
EarthLink Holdings Corp.	3,871	24,774
Ebix, Inc.	1,032	49,433
Electronics For Imaging, Inc. †	983	42,308
Ellie Mae, Inc. †	1,709	156,630
Endurance International Group Holdings, Inc. †	1,281	11,516
Entegris, Inc. †	1,000	14,470
EPAM Systems, Inc. †	1,851	119,038
ePlus, Inc. †	336	27,481
Euronet Worldwide, Inc. †	1,869	129,316
ExlService Holdings, Inc. †	709	37,159
Fabrinet (Thailand) †	2,006	74,463
Fair Isaac Corp.	683	77,186
Five9, Inc. †	1,814	21,587
Fleetmatics Group plc (Ireland) †	1,456	63,089
Gigamon, Inc. †	1,325	49,542
Glu Mobile, Inc. †(a)	5,554	12,219
GTT Communications, Inc. †	1,035	19,127
Guidewire Software, Inc. †	1,441	88,996
Hackett Group, Inc. (The)	955	13,246
HubSpot, Inc. †	891	38,687
Immersion Corp. †	1,473	10,812
Imperva, Inc. †	1,003	43,139
Infinera Corp. †	1,918	21,635
Infoblox, Inc. †	986	18,497
Inphi Corp. †	1,646	52,721
Insight Enterprises, Inc. †	700	18,200
Integrated Device Technology, Inc. †	3,043	61,256
InterDigital, Inc.	800	44,544
Intersil Corp., Class A	2,200	29,788
Intralinks Holdings, Inc. †	1,674	10,881
j2 Global, Inc.	1,431	90,396
Littelfuse, Inc.	442	52,240
LogMeIn, Inc. †	1,151	73,008
Luxoft Holding, Inc. (Switzerland) †	1,486	77,302
M/A-COM Technology Solutions Holdings, Inc. †	1,968	64,905
Manhattan Associates, Inc. †	2,703	173,343
MAXIMUS, Inc.	1,347	74,583
MaxLinear, Inc., Class A †	2,533	45,543
Mentor Graphics Corp.	559	11,884
Mesa Laboratories, Inc. (a)	343	42,189
Methode Electronics, Inc.	887	30,362
Microsemi Corp. †	1,605	52,451
MicroStrategy, Inc., Class A †	200	35,004
MKS Instruments, Inc.	500	21,530
Monolithic Power Systems, Inc.	1,143	78,090
Monotype Imaging Holdings, Inc.	488	12,019
NeoPhotonics Corp. †	2,298	21,900
NIC, Inc.	611	13,405
Oclaro, Inc. †(a)	3,148	15,362
OSI Systems, Inc. †	393	22,845

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 16.3% (continued)
Paycom Software, Inc. †	2,459	$106,253
Paylocity Holding Corp. †	1,415	61,128
Perficient, Inc. †	546	11,089
PFSweb, Inc. †	1,190	11,305
Photronics, Inc. †	1,352	12,046
Plantronics, Inc.	393	17,292
Plexus Corp. †	600	25,920
Power Integrations, Inc.	424	21,230
Proofpoint, Inc. †(a)	1,088	68,642
Q2 Holdings, Inc. †	1,367	38,303
Qualys, Inc. †	787	23,461
Rambus, Inc. †(a)	3,205	38,716
RingCentral, Inc., Class A †	2,161	42,615
Rogers Corp. †	300	18,330
Rubicon Project, Inc. (The) †	1,493	20,379
Sanmina Corp. †	1,891	50,698
ServiceSource International, Inc. †	3,635	14,649
Sigma Designs, Inc. †	1,966	12,641
Silver Spring Networks, Inc. †	1,029	12,502
SPS Commerce, Inc. †	593	35,936
Stamps.com, Inc. †	678	59,271
Super Micro Computer, Inc. †	1,027	25,521
Sykes Enterprises, Inc. †	541	15,667
Synaptics, Inc. †	513	27,574
Synchronoss Technologies, Inc. †	968	30,841
SYNNEX Corp.	932	88,372
Take-Two Interactive Software, Inc. †	2,243	85,055
Tech Data Corp. †	740	53,169
Tessera Technologies, Inc.	1,800	55,152
TTM Technologies, Inc. †	1,385	10,429
TubeMogul, Inc. †(a)	807	9,603
Tyler Technologies, Inc. †	1,250	208,388
Ubiquiti Networks, Inc. †	1,819	70,323
Universal Display Corp. †	1,554	105,361
VASCO Data Security International, Inc. †	1,100	18,029
Verint Systems, Inc. †	900	29,817
ViaSat, Inc. †	523	37,342
VirnetX Holding Corp. †(a)	80	320
Virtusa Corp. †	479	13,834
WebMD Health Corp. †(a)	763	44,338
Xcerra Corp. †	1,800	10,350
Zedge, Inc., Class B †	1	3
Zendesk, Inc. †	1,501	39,596

		4,957,089

Materials - 2.7%
A Schulman, Inc.	500	12,210
Berry Plastics Group, Inc. †	3,471	134,848
Chemtura Corp. †	734	19,363
Clearwater Paper Corp. †	200	13,074
Coeur Mining, Inc. †	4,302	45,859
Ferro Corp. †	2,400	32,112
FutureFuel Corp.	1,187	12,915
Headwaters, Inc. †	2,139	38,374
Hecla Mining Co. (a)	10,893	55,554
Innophos Holdings, Inc.	300	12,663
Innospec, Inc.	332	15,269

	SHARES	VALUE (Note 4)
Materials - 2.7% (continued)
Kaiser Aluminum Corp.	1,173	$106,051
Minerals Technologies, Inc.	500	28,400
PH Glatfelter Co.	528	10,328
Sensient Technologies Corp.	1,100	78,144
Trinseo SA †	2,125	91,226
US Concrete, Inc. †	1,392	84,787
Worthington Industries, Inc.	505	21,361

		812,538

Telecommunication Services - 0.9%
8x8, Inc. †	2,174	31,762
Atlantic Tele-Network, Inc.	181	14,084
Boingo Wireless, Inc. †	1,931	17,225
Cogent Communications Holdings, Inc.	519	20,791
Consolidated Communications Holdings, Inc.	1,600	43,584
IDT Corp., Class B	755	10,713
Inteliquent, Inc.	1,436	28,562
Iridium Communications, Inc. †(a)	2,656	23,585
Lumos Networks Corp. †	1,202	14,544
Shenandoah Telecommunications Co.	412	16,093
Straight Path Communications, Inc., Class B †(a)	1,332	36,856
Vonage Holdings Corp. †	2,700	16,470
Windstream Holdings, Inc.	1,755	16,269

		290,538

Utilities - 8.0%
ALLETE, Inc.	1,004	64,888
American States Water Co.	700	30,674
Avista Corp.	3,301	147,885
Black Hills Corp.	1,687	106,348
Chesapeake Utilities Corp.	933	61,746
El Paso Electric Co.	1,222	57,764
IDACORP, Inc.	3,091	251,453
MGE Energy, Inc.	1,275	72,057
New Jersey Resources Corp.	2,436	93,908
Northwest Natural Gas Co.	500	32,410
NorthWestern Corp.	2,792	176,091
ONE Gas, Inc.	6,012	400,339
PNM Resources, Inc.	4,394	155,723
Portland General Electric Co.	2,916	128,654
Southwest Gas Corp.	1,312	103,267
Spark Energy, Inc., Class A	2,018	66,695
Spire, Inc.	2,759	195,448
Unitil Corp.	962	41,049
WGL Holdings, Inc.	3,253	230,280

		2,416,679

TOTAL COMMON STOCKS (cost $26,428,535)		29,427,646

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)

EXCHANGE TRADED FUND - 1.6%
iShares Russell 2000 Fund (a) (cost $435,478)	4,319	$496,556

SHORT-TERM INVESTMENT - 1.3%

Investment Company - 1.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (2)(b) (cost $389,617)	389,617	389,617

SECURITIES LENDING COLLATERAL - 6.7%

Money Market Funds - 6.7%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.240% (2)(b)(c) (cost $2,031,304)	2,031,304	2,031,304

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 106.5% (cost $29,284,934)		32,345,123

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.5%)		(1,976,507)

NET ASSETS - 100.0%		$30,368,616

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $1,975,079; cash collateral of $2,031,304 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

COMMON STOCKS - 97.0%	SHARES	VALUE (Note 4)
Australia - 4.6%
AGL Energy Ltd.	13,172	$191,298
Amcor Ltd.	28,362	318,891
Australia & New Zealand Banking Group Ltd.	2,199	40,066
Brambles Ltd.	11,872	110,842
Caltex Australia Ltd.	5,724	138,006
Commonwealth Bank of Australia	525	29,468
Crown Resorts Ltd.	11,649	110,799
CSL Ltd.	7,546	636,374
GPT Group (The) REIT	27,005	109,820
Insurance Australia Group Ltd.	28,183	116,093
Medibank Pvt Ltd.	19,030	42,200
Newcrest Mining Ltd. †	8,071	139,885
Qantas Airways Ltd. †	35,049	74,245
Ramsay Health Care Ltd.	11,496	621,307
Scentre Group REIT	149,591	554,079
Suncorp Group Ltd.	11,005	100,915
Telstra Corp. Ltd.	92,756	387,695
Treasury Wine Estates Ltd.	60,427	419,900

		4,141,883

Austria - 0.3%
ANDRITZ AG	2,003	94,976
OMV AG	6,031	169,536

		264,512

Belgium - 2.9%
Ageas	9,048	314,502
Anheuser-Busch InBev SA/NV	10,944	1,447,195
Colruyt SA	2,357	130,432
KBC Group NV †	4,310	211,970
Proximus SADP	5,258	167,091
UCB SA	4,323	324,603

		2,595,793

Canada - 11.9%
Agnico Eagle Mines Ltd. (1)	7,349	393,289
Alimentation Couche-Tard, Inc., Class B (1)	20,072	861,949
Bank of Montreal (1)	6,491	411,732
Bank of Nova Scotia (The) (1)	8,094	396,634
Barrick Gold Corp. (1)	24,010	512,555
BCE, Inc. (1)	23,983	1,134,967
Brookfield Business Partners LP (1)†	133	2,522
Canadian Imperial Bank of Commerce (1)	3,305	248,243
Canadian National Railway Co. (1)	3,495	206,381
Canadian Natural Resources Ltd. (1)	4,680	144,390
Canadian Tire Corp. Ltd., Class A (1)	1,212	132,040
CCL Industries, Inc., Class B (1)	1,450	252,346
CGI Group, Inc., Class A (1)†	6,619	282,753
CI Financial Corp. (1)	9,647	201,236
Constellation Software, Inc. (1)	786	304,197
Dollarama, Inc. (1)	5,771	402,914
Fairfax Financial Holdings Ltd. (1)	101	54,397
Fortis, Inc. (1)	4,850	163,938
Franco-Nevada Corp. (1)	7,093	539,352
George Weston Ltd. (1)	453	39,204
Gildan Activewear, Inc. (1)	7,380	216,153

	SHARES	VALUE (Note 4)
Canada - 11.9% (continued)
Imperial Oil Ltd. (1)	4,286	$135,618
Jean Coutu Group PJC, Inc. (The), Class A (1)	3,300	51,086
Keyera Corp. (1)	5,174	158,270
Kinross Gold Corp. (1)†	33,292	163,374
Loblaw Cos. Ltd. (1)	6,705	358,669
Metro, Inc. (1)	11,839	412,457
Onex Corp. (1)	1,692	103,462
Open Text Corp. (1)	854	50,495
Restaurant Brands International, Inc. (1)	4,306	179,246
Rogers Communications, Inc., Class B (1)	13,210	534,760
Saputo, Inc. (1)	3,451	102,492
Seven Generations Energy Ltd., Class A (1)†	3,473	66,291
Sun Life Financial, Inc. (1)	7,180	235,860
Suncor Energy, Inc. (1)	11,406	316,414
Teck Resources Ltd., Class B (1)	2,460	32,389
Toronto-Dominion Bank (The) (1)	16,742	718,949
TransCanada Corp. (1)	2,811	127,196

		10,648,220

Denmark - 3.2%
Chr Hansen Holding A/S	2,097	137,721
Coloplast A/S, Class B	5,113	382,732
Danske Bank A/S	8,208	216,038
Genmab A/S †	545	99,379
ISS A/S	1,764	66,345
Novo Nordisk A/S, Class B	15,959	859,438
Pandora A/S	3,615	492,361
Tryg A/S	11,965	214,227
Vestas Wind Systems A/S	5,029	341,818
William Demant Holding A/S †	3,965	77,182

		2,887,241

Finland - 1.1%
Kone OYJ, Class B	885	40,843
Neste OYJ	9,546	342,309
Nokia OYJ	32,155	183,137
Sampo OYJ, Class A	8,956	366,268

		932,557

France - 4.7%
Accor SA	917	35,136
Airbus Group SE	10,257	587,931
AXA SA	6,712	132,714
Cap Gemini SA	1,863	160,763
Dassault Systemes	2,145	161,724
Essilor International SA	726	95,417
Hermes International	304	113,325
Iliad SA	718	144,938
JCDecaux SA	894	30,143
L’Oreal SA	1,023	195,857
LVMH Moet Hennessy Louis Vuitton SE	1,666	251,124
Numericable-SFR SA	3,839	95,936
Orange SA	18,570	301,958
Peugeot SA †	2,366	28,359
Renault SA	555	41,901
Safran SA	2,841	191,318

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
France - 4.7% (continued)
Sanofi	811	$67,380
TOTAL SA	10,152	486,850
Unibail-Rodamco SE REIT	3,272	846,447
Valeo SA	5,598	248,518

		4,217,739

Germany - 8.4%
adidas AG	4,640	666,069
Allianz SE	4,326	617,136
Beiersdorf AG	2,178	206,201
Brenntag AG	1,417	68,642
Continental AG	1,279	242,021
Deutsche Boerse AG	4,625	379,966
Deutsche Telekom AG	35,563	606,430
Fresenius Medical Care AG & Co. KGaA	4,229	368,373
GEA Group AG	2,774	130,937
Hannover Rueck SE	3,192	334,450
Infineon Technologies AG	14,899	215,684
MAN SE	932	95,119
Merck KGaA	2,173	220,870
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	264	44,272
OSRAM Licht AG	1,230	63,907
ProSiebenSat.1 Media SE †	4,809	210,356
SAP SE	18,381	1,380,508
Siemens AG	10,247	1,051,559
Symrise AG	928	63,300
Telefonica Deutschland Holding AG	8,887	36,606
United Internet AG	3,833	159,334
Vonovia SE	7,223	263,740
Zalando SE 144A †(a)	3,246	85,910

		7,511,390

Hong Kong - 1.9%
AIA Group Ltd.	26,200	157,560
BOC Hong Kong Holdings Ltd.	89,500	269,695
Cathay Pacific Airways Ltd.	44,000	64,551
Cheung Kong Property Holdings Ltd.	7,000	44,105
CK Hutchison Holdings Ltd.	7,000	77,003
CLP Holdings Ltd.	26,000	265,595
Henderson Land Development Co. Ltd.	18,150	102,525
Hong Kong Exchanges and Clearing Ltd.	3,200	77,970
Link REIT	10,500	71,801
MTR Corp. Ltd.	19,500	98,928
PCCW Ltd.	75,000	50,396
Power Assets Holdings Ltd.	4,000	36,778
Sun Hung Kai Properties Ltd.	4,000	48,276
Techtronic Industries Co. Ltd.	14,000	58,464
WH Group Ltd. 144A (a)	97,000	76,823
Wharf Holdings Ltd. (The)	16,000	97,640
Wheelock & Co. Ltd.	9,000	42,279

		1,640,389

Ireland - 0.5%
Experian plc	5,258	99,755
Shire plc	6,046	373,658

		473,413

	SHARES	VALUE (Note 4)
Italy - 1.5%
Atlantia SpA	3,173	$79,277
Enel SpA	9,323	41,389
Eni SpA	36,371	585,834
Leonardo-Finmeccanica SpA †	9,430	95,363
Luxottica Group SpA	5,789	282,142
Prysmian SpA	2,292	50,308
Snam SpA	36,381	217,501

		1,351,814

Japan - 23.5%
Acom Co. Ltd. †	32,200	155,994
Aeon Co. Ltd.	16,300	253,083
AEON Financial Service Co. Ltd.	2,300	49,802
Aisin Seiki Co. Ltd.	2,500	101,833
Ajinomoto Co., Inc.	13,000	306,293
Alfresa Holdings Corp.	3,400	71,033
ANA Holdings, Inc.	42,000	119,683
Asics Corp.	2,100	35,479
Bridgestone Corp.	900	28,923
Calbee, Inc.	3,700	154,793
Casio Computer Co. Ltd.	2,500	36,001
Central Japan Railway Co.	1,600	284,582
Chubu Electric Power Co., Inc.	15,300	217,735
Chugai Pharmaceutical Co. Ltd.	4,700	167,500
Daicel Corp.	3,400	35,231
Daiichi Sankyo Co. Ltd.	11,500	279,394
Daikin Industries Ltd.	1,500	126,067
Daito Trust Construction Co. Ltd.	1,100	178,599
Daiwa House Industry Co. Ltd.	12,900	378,834
Dentsu, Inc.	5,500	257,817
Don Quijote Holdings Co. Ltd.	900	33,446
East Japan Railway Co.	2,000	185,347
Eisai Co. Ltd.	6,300	351,767
Electric Power Development Co. Ltd.	1,300	30,288
FamilyMart Co. Ltd.	800	48,753
Fuji Heavy Industries Ltd.	1,700	58,435
FUJIFILM Holdings Corp.	6,400	248,323
Hino Motors Ltd.	6,600	65,736
Hoshizaki Electric Co. Ltd.	1,200	117,473
Hoya Corp.	9,000	321,444
Idemitsu Kosan Co. Ltd.	10,100	219,272
Iida Group Holdings Co. Ltd.	6,600	135,162
Isetan Mitsukoshi Holdings Ltd.	6,500	57,855
J Front Retailing Co. Ltd.	3,400	35,252
Japan Airlines Co. Ltd.	11,400	366,768
Japan Airport Terminal Co. Ltd.	2,800	101,588
Japan Prime Realty Investment Corp. REIT	9	38,620
Japan Real Estate Investment Corp. REIT	19	117,355
Japan Retail Fund Investment Corp. REIT	35	89,371
Japan Tobacco, Inc.	13,500	544,080
JTEKT Corp.	4,100	46,471
JX Holdings, Inc.	170,700	666,297
Kajima Corp.	13,000	90,307
Kakaku.com, Inc.	1,500	29,805
Kaneka Corp.	4,000	26,689
Kansai Electric Power Co., Inc. (The) †	4,100	39,931
Kao Corp.	8,600	500,883
KDDI Corp.	27,700	842,350

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 23.5% (continued)
Keihan Holdings Co. Ltd.	13,000	$90,082
Keisei Electric Railway Co. Ltd.	8,000	103,118
Keyence Corp.	400	272,931
Kikkoman Corp.	4,000	147,600
Kintetsu Group Holdings Co. Ltd.	9,000	38,515
Koito Manufacturing Co. Ltd.	5,000	230,222
Konami Holdings Corp.	2,600	99,190
Konica Minolta, Inc.	5,700	41,522
Kose Corp.	2,100	177,954
Kubota Corp.	4,100	55,454
Kyowa Hakko Kirin Co. Ltd.	5,000	85,279
Kyushu Electric Power Co., Inc. †	2,800	28,082
Lawson, Inc.	2,000	159,670
M3, Inc.	5,800	202,420
Mabuchi Motor Co. Ltd.	3,400	144,006
Marui Group Co. Ltd.	9,800	131,927
Medipal Holdings Corp.	1,600	26,305
MEIJI Holdings Co. Ltd.	4,400	452,123
Mitsubishi Chemical Holdings Corp.	13,500	61,884
Mitsubishi Tanabe Pharma Corp.	1,900	34,330
Mitsui Chemicals, Inc.	10,000	36,748
Mixi, Inc.	1,700	70,287
Nexon Co. Ltd.	12,300	182,041
NGK Insulators Ltd.	2,000	40,435
Nidec Corp.	2,900	220,757
Nintendo Co. Ltd.	500	71,850
Nippon Building Fund, Inc. REIT	14	86,241
Nippon Telegraph & Telephone Corp.	18,700	876,935
Nisshin Seifun Group, Inc.	7,000	112,524
Nitori Holdings Co. Ltd.	2,700	327,467
Nomura Real Estate Master Fund, Inc. REIT	54	85,364
Nomura Research Institute Ltd.	2,400	88,021
NTT Data Corp.	3,200	151,131
NTT DOCOMO, Inc.	24,200	652,639
Obayashi Corp.	18,300	194,838
Obic Co. Ltd.	1,600	88,074
Olympus Corp.	900	33,607
Ono Pharmaceutical Co. Ltd.	11,500	500,952
Oriental Land Co. Ltd.	3,800	246,048
ORIX Corp.	2,100	27,175
Otsuka Corp.	2,200	102,875
Otsuka Holdings Co. Ltd.	5,500	253,456
Park24 Co. Ltd.	4,600	158,076
Rinnai Corp.	800	70,690
Ryohin Keikaku Co. Ltd.	1,100	268,067
Santen Pharmaceutical Co. Ltd.	9,800	154,028
Secom Co. Ltd.	3,700	273,551
Seibu Holdings, Inc.	5,100	86,380
Seiko Epson Corp.	3,400	54,508
Sekisui House Ltd.	9,200	161,111
Seven & i Holdings Co. Ltd.	3,300	138,363
Shimadzu Corp.	5,000	75,166
Shimamura Co. Ltd.	300	44,636
Shimano, Inc.	1,300	198,767
Shimizu Corp.	12,000	112,428
Shin-Etsu Chemical Co. Ltd.	1,000	58,588
Shionogi & Co. Ltd.	7,500	409,996
Shiseido Co. Ltd.	3,600	93,808

	SHARES	VALUE (Note 4)
Japan - 23.5% (continued)
SMC Corp.	300	$73,808
Sohgo Security Services Co. Ltd.	3,800	187,853
Sumitomo Chemical Co. Ltd.	18,000	74,269
Suntory Beverage & Food Ltd.	2,600	117,653
Suruga Bank Ltd.	7,100	160,454
Suzuken Co. Ltd.	1,200	37,771
Sysmex Corp.	4,300	296,091
Taisei Corp.	11,000	90,384
Taiyo Nippon Sanso Corp.	7,900	72,609
Teijin Ltd.	9,000	29,822
Terumo Corp.	5,600	238,982
Toho Gas Co. Ltd.	12,000	98,193
Tohoku Electric Power Co., Inc.	13,100	165,329
Tokyo Electric Power Co. Holdings, Inc. †	23,200	98,253
Tokyu Corp.	4,000	35,119
Toray Industries, Inc.	5,000	42,664
TOTO Ltd.	3,500	139,857
Trend Micro, Inc.	4,000	143,056
Unicharm Corp.	3,700	83,130
USS Co. Ltd.	4,900	80,980
West Japan Railway Co.	5,800	367,565
Yamaguchi Financial Group, Inc.	3,000	28,369
Yamaha Corp.	6,000	161,720
Yamato Holdings Co. Ltd.	2,100	48,218
Yamazaki Baking Co. Ltd.	2,000	55,835

		20,965,970

Netherlands - 2.1%
ASML Holding NV	635	62,508
Heineken NV	7,348	673,972
Koninklijke Ahold NV	17,039	376,265
Koninklijke KPN NV	81,283	289,728
NN Group NV	6,811	187,496
Randstad Holding NV	1,696	67,825
Wolters Kluwer NV	5,675	229,788

		1,887,582

Norway - 0.0% (b)
Golar LNG Ltd. (3)(c)	70	1,087

Portugal - 0.3%
EDP - Energias de Portugal SA	18,666	57,147
Galp Energia SGPS SA	14,388	200,113

		257,260

Singapore - 0.1%
ComfortDelGro Corp. Ltd.	16,200	33,269
DBS Group Holdings Ltd.	2,900	34,194

		67,463

Spain - 2.9%
Abertis Infraestructuras SA	2,615	38,643
Aena SA 144A (a)	716	94,906
Amadeus IT Holding SA, Class A	9,319	410,584
Ferrovial SA	17,060	334,000
Gas Natural SDG SA	4,011	79,729
Grifols SA	3,053	69,353
Iberdrola SA	69,882	476,705

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Spain - 2.9% (continued)
Industria de Diseno Textil SA	29,780	$1,000,428
Red Electrica Corp. SA	906	80,955

		2,585,303

Sweden - 1.7%
Assa Abloy AB, Class B	13,497	277,671
Electrolux AB, Series B	2,915	79,477
Hennes & Mauritz AB, Class B	3,205	94,294
ICA Gruppen AB	3,756	125,883
Kinnevik AB, Class B †	2,239	53,522
Lundin Petroleum AB †	10,480	190,978
Skanska AB, Class B	15,522	325,015
Svenska Cellulosa AB SCA, Class B	7,131	229,124
Svenska Handelsbanken AB, Class A	9,726	118,079

		1,494,043

Switzerland - 7.5%
ABB Ltd. †	10,556	208,925
Actelion Ltd. †	2,690	452,989
Chocoladefabriken Lindt & Spruengli AG	55	328,027
Coca-Cola HBC AG †	2,201	44,536
EMS-Chemie Holding AG	460	237,502
Galenica AG	183	246,699
Geberit AG	167	63,253
Givaudan SA	360	724,869
Kuehne + Nagel International AG	815	114,189
Lonza Group AG †	808	134,218
Nestle SA	34,335	2,660,219
Partners Group Holding AG	1,371	587,563
Schindler Holding AG	370	66,988
Swiss Re AG	7,851	685,710
Swisscom AG	346	171,895

		6,727,582

United Kingdom - 17.5%
3i Group plc	5,219	38,292
Admiral Group plc	1,037	28,196
ARM Holdings plc	11,962	181,699
Ashtead Group plc	4,765	68,063
Associated British Foods plc	11,141	405,960
AstraZeneca plc	5,411	323,489
Auto Trader Group plc 144A (a)	29,518	139,540
BAE Systems plc	37,113	259,812
Barclays plc	24,559	45,677
Barratt Developments plc	28,853	156,788
British American Tobacco plc	28,247	1,831,226
BT Group plc	107,206	589,268
Bunzl plc	6,811	209,565
Capita plc	4,384	56,490
Compass Group plc	28,409	540,492
Diageo plc	1,887	52,715
Direct Line Insurance Group plc	42,210	195,143
Dixons Carphone plc	18,897	81,107
HSBC Holdings plc	10,509	65,109
Imperial Brands plc	19,296	1,046,476
Inmarsat plc	6,370	68,649
International Consolidated Airlines Group SA	54,072	267,726
Intertek Group plc	3,758	175,098

	SHARES	VALUE (Note 4)
United Kingdom - 17.5% (continued)
ITV plc	79,090	$189,632
Kingfisher plc	13,199	56,691
Legal & General Group plc	45,149	115,586
Marks & Spencer Group plc	12,540	53,703
Merlin Entertainments plc 144A (a)	9,248	54,461
National Grid plc	75,296	1,107,252
Next plc	1,489	98,387
Pearson plc	4,138	53,828
Persimmon plc	16,533	320,603
Petrofac Ltd.	4,403	45,767
Prudential plc	20,491	347,710
Reckitt Benckiser Group plc	12,458	1,249,184
RELX NV	51,973	899,166
Sage Group plc (The)	32,325	279,403
Severn Trent plc	5,892	192,251
Smith & Nephew plc	3,009	51,096
SSE plc	1,950	40,586
Taylor Wimpey plc	76,759	136,177
Unilever NV CVA	55,471	2,590,639
United Utilities Group plc	6,524	90,425
Vodafone Group plc	255,688	779,557
Whitbread plc	1,309	61,247

		15,639,931

United States - 0.4%
Thomson Reuters Corp. (1)	8,753	354,131

TOTAL COMMON STOCKS (cost $82,549,196)		86,645,303

SHORT-TERM INVESTMENT - 5.4%

Investment Company - 5.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (d)
(cost $4,848,340)	4,848,340	4,848,340

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 102.4% (cost $87,397,536)		91,493,643

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4%) (e)		(2,135,917)

NET ASSETS - 100.0%		$89,357,726

†	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of June 30, 2016 using procedures approved by the Board of Trustees. The total value of positions fair valued was $1,087 or 0.0% of total net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange and futures contracts.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$10,989,220	12.3%
Consumer Staples	19,263,034	21.5
Energy	3,994,227	4.5
Financials	12,115,190	13.6
Health Care	8,868,914	9.9
Industrials	10,318,475	11.5
Information Technology	5,691,108	6.4
Materials	3,953,977	4.4
Telecommunication Services	7,731,798	8.7
Utilities	3,719,360	4.2
Short-Term Investment	4,848,340	5.4

Total Investments In Securities, At Value	91,493,643	102.4
Liabilities in Excess of Other Assets (e)	(2,135,917)	(2.4)

Net Assets	$89,357,726	100.0%

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
24	JPMS	E-Mini MSCI EAFE Index Futures	09/2016	$1,938,689	$1,938,240	$(449)

Forward foreign currency exchange contracts outstanding as of June 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 07/05/16	CITI	CAD	2,747,000	$2,114,415	$2,126,243	$11,828

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Japanese Yen, Expiring 07/05/16	CITI	JPY	(95,641,000)	$(931,273)	$(926,171)	$5,102

				$1,183,142	$1,200,072	$16,930

CAD - Canadian Dollar

JPY - Japanese Yen

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$149,419	$149,419

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

COMMON STOCKS - 89.0%	SHARES	VALUE (Note 4)
Consumer Discretionary - 9.7%
Amazon.com, Inc. †	3,930	$2,812,387
AutoZone, Inc. †	1,858	1,474,955
Bed Bath & Beyond, Inc. †	26,933	1,164,044
Carnival Corp.	2,407	106,389
Chipotle Mexican Grill, Inc. †	2,970	1,196,197
Comcast Corp., Class A	31,153	2,030,864
Darden Restaurants, Inc.	41,946	2,656,860
Dick’s Sporting Goods, Inc.	11,887	535,628
Dollar General Corp.	2,882	270,908
Dollar Tree, Inc. †	8,422	793,689
Domino’s Pizza, Inc.	7,900	1,037,902
Genuine Parts Co.	15,086	1,527,458
H&R Block, Inc.	152,281	3,502,463
Hasbro, Inc.	10,759	903,648
Home Depot, Inc. (The)	51,810	6,615,619
Lowe’s Cos., Inc.	50,799	4,021,757
McDonald’s Corp.	60,026	7,223,529
NIKE, Inc., Class B	37,556	2,073,091
O’Reilly Automotive, Inc. †	12,630	3,423,993
Panera Bread Co., Class A †	6,524	1,382,697
Polaris Industries, Inc.	15,203	1,242,997
Priceline Group, Inc. (The) †	454	566,778
Ralph Lauren Corp.	1,522	136,402
Ross Stores, Inc.	2,194	124,378
Starbucks Corp.	93,953	5,366,595
Target Corp.	75,308	5,258,005
Thomson Reuters Corp.	8,739	353,230
Tiffany & Co.	3,319	201,264
Time Warner, Inc.	9,866	725,546
TJX Cos., Inc. (The)	70,983	5,482,017
Tractor Supply Co.	22,968	2,094,222
TripAdvisor, Inc. †	22,072	1,419,230
Tupperware Brands Corp.	7,624	429,079
Ulta Salon Cosmetics & Fragrance, Inc. †	607	147,889
VF Corp.	2,718	167,130
Walt Disney Co. (The)	30,243	2,958,370
Williams-Sonoma, Inc.	33,516	1,747,189
Yum! Brands, Inc.	68,007	5,639,140

		78,813,539

Consumer Staples - 18.0%
Altria Group, Inc.	162,780	11,225,309
Brown-Forman Corp., Class B	13,526	1,349,354
Campbell Soup Co.	36,656	2,438,724
Church & Dwight Co., Inc.	43,755	4,501,952
Clorox Co. (The)	15,744	2,178,812
Coca-Cola Co. (The)	197,747	8,963,871
Colgate-Palmolive Co.	104,064	7,617,485
Costco Wholesale Corp.	37,924	5,955,585
CVS Health Corp.	32,834	3,143,527
Dr Pepper Snapple Group, Inc.	34,267	3,311,220
Estee Lauder Cos., Inc. (The), Class A	63,048	5,738,629
Flowers Foods, Inc.	16,899	316,856
General Mills, Inc.	70,732	5,044,606
Hershey Co. (The)	57,299	6,502,863
Hormel Foods Corp.	34,256	1,253,770

	SHARES	VALUE (Note 4)
Consumer Staples - 18.0% (continued)
Kellogg Co.	11,287	$921,584
Kimberly-Clark Corp.	27,568	3,790,049
Kroger Co. (The)	29,402	1,081,700
McCormick & Co., Inc.	33,125	3,533,444
Mead Johnson Nutrition Co.	56,797	5,154,328
Mondelez International, Inc., Class A	10,896	495,877
Monster Beverage Corp. †	8,803	1,414,730
Nu Skin Enterprises, Inc., Class A	18,017	832,205
PepsiCo, Inc.	104,218	11,040,855
Philip Morris International, Inc.	106,010	10,783,337
Procter & Gamble Co. (The)	129,163	10,936,231
Reynolds American, Inc.	184,471	9,948,521
Sysco Corp.	110,755	5,619,709
Tyson Foods, Inc., Class A	2,366	158,025
Walgreens Boots Alliance, Inc.	21,882	1,822,114
Wal-Mart Stores, Inc.	138,672	10,125,829

		147,201,101

Energy - 0.6%
Chevron Corp.	7,315	766,832
Exxon Mobil Corp.	41,849	3,922,925

		4,689,757

Financials - 16.9%
Aflac, Inc.	18,698	1,349,248
Alleghany Corp. †	5,461	3,001,256
Allied World Assurance Co. Holdings AG (Switzerland)	3,826	134,446
Allstate Corp. (The)	136,631	9,557,338
American Express Co.	33,931	2,061,648
American Financial Group, Inc.	28,874	2,134,655
American National Insurance Co.	930	105,229
AmTrust Financial Services, Inc.	6,465	158,393
Aon plc (United Kingdom)	30,383	3,318,735
Arch Capital Group Ltd. †	35,822	2,579,184
Arthur J Gallagher & Co.	2,692	128,139
Aspen Insurance Holdings Ltd.	7,554	350,355
Assurant, Inc.	10,450	901,940
Assured Guaranty Ltd.	45,590	1,156,618
Axis Capital Holdings Ltd.	34,907	1,919,885
Bank of Hawaii Corp.	22,724	1,563,411
Bank of New York Mellon Corp. (The)	19,575	760,489
BB&T Corp.	37,331	1,329,357
BOK Financial Corp.	31,607	1,981,759
Capital One Financial Corp.	46,172	2,932,384
CBOE Holdings, Inc.	1,737	115,719
Chubb Ltd. (Switzerland)	49,972	6,531,840
Cincinnati Financial Corp.	2,810	210,441
Citigroup, Inc.	5,644	239,249
CNA Financial Corp.	12,957	407,109
Comerica, Inc.	9,155	376,545
Commerce Bancshares, Inc.	28,281	1,354,660
Cullen/Frost Bankers, Inc.	18,496	1,178,750
Discover Financial Services	35,735	1,915,039
East West Bancorp, Inc.	23,469	802,170
Endurance Specialty Holdings Ltd.	4,132	277,505
Erie Indemnity Co., Class A	4,434	440,474
Everest Re Group Ltd.	39,699	7,251,816

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 16.9% (continued)
FactSet Research Systems, Inc.	7,520	$1,213,878
Fifth Third Bancorp	37,592	661,243
First Republic Bank	2,157	150,968
FNF Group	30,832	1,156,200
Franklin Resources, Inc.	55,066	1,837,552
JPMorgan Chase & Co.	28,647	1,780,125
M&T Bank Corp.	50,886	6,016,252
Markel Corp. †	2,571	2,449,597
Marsh & McLennan Cos., Inc.	42,674	2,921,462
Mercury General Corp.	12,121	644,352
New York Community Bancorp, Inc.	191,734	2,874,093
Northern Trust Corp.	14,664	971,637
PacWest Bancorp	26,130	1,039,451
People’s United Financial, Inc.	160,155	2,347,872
PNC Financial Services Group, Inc. (The)	39,608	3,223,695
ProAssurance Corp.	13,873	742,899
Progressive Corp. (The)	278,857	9,341,710
RenaissanceRe Holdings Ltd.	20,094	2,359,839
Signature Bank †	4,728	590,622
SLM Corp. †	98,499	608,724
SunTrust Banks, Inc.	15,300	628,524
SVB Financial Group †	8,623	820,565
T Rowe Price Group, Inc.	9,808	715,690
TCF Financial Corp.	126,415	1,599,150
TFS Financial Corp.	20,441	351,994
Travelers Cos., Inc. (The)	72,786	8,664,445
US Bancorp	214,351	8,644,776
Validus Holdings Ltd.	16,481	800,812
Waddell & Reed Financial, Inc., Class A	77,134	1,328,247
Wells Fargo & Co.	191,218	9,050,348
White Mountains Insurance Group Ltd.	1,688	1,421,296
WR Berkley Corp.	38,079	2,281,694

		137,765,498

Health Care - 9.6%
Abbott Laboratories	24,500	963,095
Aetna, Inc.	32,186	3,930,876
Align Technology, Inc. †	13,674	1,101,441
AmerisourceBergen Corp.	14,583	1,156,724
Anthem, Inc.	36,700	4,820,178
athenahealth, Inc. †	1,051	145,049
Baxter International, Inc.	4,311	194,943
Becton Dickinson and Co.	6,706	1,137,271
Bristol-Myers Squibb Co.	36,508	2,685,163
Bruker Corp.	36,109	821,119
Cardinal Health, Inc.	30,565	2,384,376
Centene Corp. †	3,370	240,517
Cerner Corp. †	1,797	105,304
CR Bard, Inc.	14,729	3,463,672
DENTSPLY SIRONA, Inc.	1,908	118,372
DexCom, Inc. †	12,105	960,290
Edwards Lifesciences Corp. †	10,938	1,090,847
Eli Lilly & Co.	54,767	4,312,901
Express Scripts Holding Co. †	1,500	113,700
Henry Schein, Inc. †	14,959	2,644,751
IDEXX Laboratories, Inc. †	3,584	332,810

	SHARES	VALUE (Note 4)
Health Care - 9.6% (continued)
Intuitive Surgical, Inc. †	3,803	$2,515,342
Jazz Pharmaceuticals plc (Ireland) †	784	110,787
Johnson & Johnson	91,917	11,149,532
Laboratory Corp. of America Holdings †	1,091	142,125
McKesson Corp.	5,902	1,101,608
Medtronic plc (Ireland)	41,707	3,618,916
Merck & Co., Inc.	70,268	4,048,139
Mettler-Toledo International, Inc. †	3,273	1,194,383
Pfizer, Inc.	95,618	3,366,710
ResMed, Inc.	38,687	2,446,179
Stryker Corp.	29,476	3,532,109
Thermo Fisher Scientific, Inc.	4,595	678,957
United Therapeutics Corp. †	18,460	1,955,283
UnitedHealth Group, Inc.	57,165	8,071,698
Varian Medical Systems, Inc. †	12,148	998,930
Waters Corp. †	2,163	304,226
Zimmer Biomet Holdings, Inc.	1,077	129,649
Zoetis, Inc.	2,245	106,548

		78,194,520

Industrials - 10.5%
3M Co.	63,685	11,152,517
Acuity Brands, Inc.	1,756	435,418
Alaska Air Group, Inc.	21,234	1,237,730
Boeing Co. (The)	55,150	7,162,331
CH Robinson Worldwide, Inc.	18,532	1,376,001
Cintas Corp.	4,682	459,445
Clean Harbors, Inc. †	12,491	650,906
Cummins, Inc.	9,380	1,054,687
Danaher Corp.	31,586	3,190,186
Emerson Electric Co.	8,792	458,591
Equifax, Inc.	3,815	489,846
Expeditors International of Washington, Inc.	56,428	2,767,229
Fastenal Co.	32,532	1,444,096
FedEx Corp.	4,513	684,983
General Dynamics Corp.	14,752	2,054,068
General Electric Co.	68,722	2,163,369
Honeywell International, Inc.	40,264	4,683,508
Huntington Ingalls Industries, Inc.	1,805	303,294
Jacobs Engineering Group, Inc. †	18,908	941,807
Landstar System, Inc.	26,951	1,850,456
Lockheed Martin Corp.	13,879	3,444,351
MSC Industrial Direct Co., Inc., Class A	17,752	1,252,581
Northrop Grumman Corp.	16,672	3,705,852
NOW, Inc. †	8,975	162,807
Quanta Services, Inc. †	51,002	1,179,166
Raytheon Co.	16,217	2,204,701
Republic Services, Inc.	81,194	4,166,064
Robert Half International, Inc.	31,159	1,189,027
Rockwell Automation, Inc.	7,329	841,516
Rockwell Collins, Inc.	3,469	295,351
Rollins, Inc.	26,026	761,781
Southwest Airlines Co.	34,385	1,348,236
Stericycle, Inc. †	18,684	1,945,378
Union Pacific Corp.	17,526	1,529,144
United Parcel Service, Inc., Class B	47,397	5,105,605
United Technologies Corp.	24,858	2,549,188

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 10.5% (continued)
Waste Connections, Inc. (Canada)	4,300	$309,815
Waste Management, Inc.	102,104	6,766,432
WW Grainger, Inc.	9,185	2,087,291

		85,404,754

Information Technology - 9.3%
Accenture plc, Class A (Ireland)	40,022	4,534,092
Adobe Systems, Inc. †	15,012	1,438,000
Alphabet, Inc., Class A †	7,447	5,239,188
Amdocs Ltd.	33,229	1,917,978
Analog Devices, Inc.	5,538	313,672
ANSYS, Inc. †	1,639	148,739
Apple, Inc.	27,726	2,650,606
Arista Networks, Inc. †	14,955	962,803
Automatic Data Processing, Inc.	53,326	4,899,060
Cisco Systems, Inc.	114,926	3,297,227
Cognizant Technology Solutions Corp., Class A †	18,229	1,043,428
F5 Networks, Inc. †	12,290	1,399,094
Facebook, Inc., Class A †	16,411	1,875,449
FLIR Systems, Inc.	22,345	691,578
Gartner, Inc. †	10,705	1,042,774
Intel Corp.	75,068	2,462,230
International Business Machines Corp.	28,172	4,275,946
Intuit, Inc.	39,010	4,353,906
Jack Henry & Associates, Inc.	11,849	1,034,062
Linear Technology Corp.	80,753	3,757,437
Marvell Technology Group Ltd.	18,206	173,503
MasterCard, Inc., Class A	61,173	5,386,894
Maxim Integrated Products, Inc.	14,220	507,512
Microsoft Corp.	92,503	4,733,379
National Instruments Corp.	25,511	699,001
NetApp, Inc.	27,987	688,200
NVIDIA Corp.	34,016	1,599,092
Oracle Corp.	45,207	1,850,323
Palo Alto Networks, Inc. †	975	119,574
Paychex, Inc.	42,894	2,552,193
QUALCOMM, Inc.	16,138	864,513
Teradata Corp. †	36,740	921,072
Texas Instruments, Inc.	38,762	2,428,439
Visa, Inc., Class A	84,524	6,269,145

		76,130,109

Materials - 1.6%
Air Products & Chemicals, Inc.	4,045	574,552
Avery Dennison Corp.	2,810	210,047
Ecolab, Inc.	19,870	2,356,582
GCP Applied Technologies, Inc. †	12,955	337,348
International Flavors & Fragrances, Inc.	1,127	142,081
NewMarket Corp.	1,561	646,847
PPG Industries, Inc.	36,172	3,767,314
Praxair, Inc.	7,705	865,965
Sherwin-Williams Co. (The)	15,042	4,417,384

		13,318,120

	SHARES	VALUE (Note 4)
Telecommunication Services - 2.3%
AT&T, Inc.	208,067	$8,990,575
Verizon Communications, Inc.	181,884	10,156,403

		19,146,978

Utilities - 10.5%
Alliant Energy Corp.	4,744	188,337
Ameren Corp.	87,018	4,662,424
American Electric Power Co., Inc.	105,096	7,366,179
American Water Works Co., Inc.	64,001	5,408,724
Aqua America, Inc.	78,795	2,809,830
Atmos Energy Corp.	36,717	2,985,826
CenterPoint Energy, Inc.	24,123	578,952
Consolidated Edison, Inc.	56,520	4,546,469
Dominion Resources, Inc.	41,636	3,244,693
DTE Energy Co.	17,646	1,749,072
Duke Energy Corp.	53,406	4,581,701
Edison International	17,002	1,320,545
Entergy Corp.	14,372	1,169,162
Eversource Energy	5,106	305,849
Exelon Corp.	40,444	1,470,544
NextEra Energy, Inc.	37,609	4,904,214
OGE Energy Corp.	85,614	2,803,858
PG&E Corp.	42,553	2,719,988
Pinnacle West Capital Corp.	64,079	5,194,244
PPL Corp.	34,422	1,299,430
Public Service Enterprise Group, Inc.	198,614	9,257,399
Sempra Energy	32,336	3,686,951
Southern Co. (The)	86,383	4,632,720
UGI Corp.	95,503	4,321,511
Vectren Corp.	29,713	1,564,984
Xcel Energy, Inc.	73,033	3,270,418

		86,044,024

TOTAL COMMON STOCKS (cost $645,066,062)		726,708,400

SHORT-TERM INVESTMENT - 10.3%

Investment Company - 10.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (2)(a)
(cost $83,667,745)	83,667,745	83,667,745

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.3% (cost $728,733,807)		810,376,145

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7% (b)		5,387,847

NET ASSETS - 100.0%		$815,763,992

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
768	GSCO	S&P 500 E-Mini Futures	09/2016	$78,876,575	$80,263,680	$1,387,105

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$2,061,687	$2,061,687

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

COMMON STOCKS - 91.8%	SHARES	VALUE (Note 4)
Australia - 6.0%
AGL Energy Ltd.	58,765	$853,451
Bendigo & Adelaide Bank Ltd.	13,672	98,992
BHP Billiton plc	4,167	52,741
Caltex Australia Ltd.	24,500	590,694
Coca-Cola Amatil Ltd.	3,034	18,729
Cochlear Ltd.	3,125	285,123
Flight Centre Travel Group Ltd.	16,099	383,003
Newcrest Mining Ltd. †	7,155	124,009
REA Group Ltd.	3,071	137,820
Telstra Corp. Ltd.	317,449	1,326,852
TPG Telecom Ltd.	5,439	48,771
Wesfarmers Ltd.	32,454	978,711
Woolworths Ltd.	68,328	1,074,701

		5,973,597

Austria - 0.1%
OMV AG	5,473	153,850

Belgium - 1.8%
Ageas	1,651	57,388
Anheuser-Busch InBev SA/NV	2,115	279,680
Colruyt SA	13,636	754,588
Groupe Bruxelles Lambert SA	1,306	107,100
KBC Group NV †	694	34,132
Proximus SADP	17,207	546,812
UCB SA	608	45,653

		1,825,353

Canada - 7.3%
Agnico Eagle Mines Ltd. (1)	11,793	631,114
ARC Resources Ltd. (1)	4,723	80,828
Bank of Montreal (1)	1,174	74,468
Barrick Gold Corp. (1)	17,681	377,446
BCE, Inc. (1)	27,556	1,304,055
Cameco Corp. (1)	11,435	125,595
Canadian National Railway Co. (1)	5,241	309,482
CI Financial Corp. (1)	4,326	90,240
Eldorado Gold Corp. (1)	9,720	43,712
Empire Co. Ltd., Class A (1)	21,573	320,769
Fairfax Financial Holdings Ltd. (1)	132	71,094
Franco-Nevada Corp. (1)	5,140	390,846
George Weston Ltd. (1)	2,227	192,733
Goldcorp, Inc. (1)	14,698	281,229
Intact Financial Corp. (1)	8,928	637,769
Kinross Gold Corp. (1)†	77,433	379,988
Loblaw Cos. Ltd. (1)	8,021	429,066
Power Financial Corp. (1)	8,946	205,309
Royal Bank of Canada (1)	8,023	474,071
Shaw Communications, Inc., Class B (1)	883	16,950
Silver Wheaton Corp. (1)	12,304	289,612
Toronto-Dominion Bank (The) (1)	10,144	435,612
Yamana Gold, Inc. (1)	12,504	65,039

		7,227,027

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	95,100	63,784

Denmark - 2.8%
AP Moeller - Maersk A/S, Class B	42	54,858
Coloplast A/S, Class B	15,120	1,131,802

	SHARES	VALUE (Note 4)
Denmark - 2.8% (continued)
Danske Bank A/S	6,233	$164,055
DSV A/S	5,466	229,835
ISS A/S	3,044	114,486
Novo Nordisk A/S, Class B	19,214	1,034,730
Novozymes A/S, Class B	1,697	81,491

		2,811,257

Finland - 1.2%
Kone OYJ, Class B	7,657	353,373
Metso OYJ	916	21,535
Neste OYJ	533	19,113
Orion OYJ, Class B	11,226	435,903
Sampo OYJ, Class A	8,074	330,197

		1,160,121

France - 5.6%
Aeroports de Paris	1,902	208,403
Air Liquide SA	116	12,085
Atos SE	474	39,081
BNP Paribas SA	2,928	128,409
Bouygues SA	1,651	47,298
Cie Generale des Etablissements Michelin	2,031	191,403
CNP Assurances	8,940	131,899
Danone SA	6,991	489,249
Dassault Systemes	3,080	232,220
Electricite de France SA	10,927	132,492
Engie SA	11,716	188,120
Essilor International SA	289	37,983
Hermes International	1,388	517,416
Iliad SA	544	109,814
Imerys SA	376	23,991
Lagardere SCA	3,344	72,739
L’Oreal SA	4,110	786,874
Pernod Ricard SA	898	99,423
Sanofi	3,386	281,318
SCOR SE	2,005	59,278
Societe BIC SA	3,202	451,144
Societe Generale SA	443	13,860
Sodexo SA	2,453	262,788
Thales SA	2,383	197,894
TOTAL SA	12,985	622,709
Vinci SA	2,909	205,279

		5,543,169

Germany - 3.4%
adidas AG	610	87,565
Allianz SE	1,007	143,656
Bayer AG	2,729	274,087
Beiersdorf AG	6,974	660,260
Deutsche Lufthansa AG	2,713	31,898
Deutsche Post AG	1,190	33,525
Fresenius Medical Care AG & Co. KGaA	589	51,306
Hannover Rueck SE	529	55,427
HUGO BOSS AG	3,652	207,624
MAN SE	11,684	1,192,459
Merck KGaA	458	46,553
METRO AG	2,300	70,739
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,366	229,071

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Germany - 3.4% (continued)
SAP SE	2,778	$208,642
Siemens AG	125	12,828
TUI AG	3,797	43,217

		3,348,857

Hong Kong - 2.7%
BOC Hong Kong Holdings Ltd.	24,000	72,320
CLP Holdings Ltd.	34,500	352,424
HK Electric Investments & HK Electric Investments Ltd. 144A (a)	314,500	293,466
HKT Trust & HKT Ltd.	8,000	11,539
Hong Kong & China Gas Co. Ltd.	238,104	435,069
MTR Corp. Ltd.	135,000	684,888
Power Assets Holdings Ltd.	57,000	524,088
SJM Holdings Ltd.	351,000	214,916
Yue Yuen Industrial Holdings Ltd.	14,500	57,468

		2,646,178

Ireland - 0.1%
Experian plc	561	10,643
Shire plc	1,638	101,233

		111,876

Italy - 0.8%
Assicurazioni Generali SpA	7,127	84,044
Atlantia SpA	1,020	25,484
Enel SpA	80,776	358,601
Eni SpA	3,488	56,182
Luxottica Group SpA	1,301	63,408
Snam SpA	33,015	197,378

		785,097

Japan - 26.2%
ABC-Mart, Inc.	4,200	281,869
Ajinomoto Co., Inc.	7,100	167,283
Amada Holdings Co. Ltd.	2,000	20,304
Asahi Glass Co. Ltd.	8,000	43,415
Asahi Group Holdings Ltd.	3,700	119,639
Asahi Kasei Corp.	2,000	13,918
Astellas Pharma, Inc.	61,000	956,623
Bandai Namco Holdings, Inc.	20,600	531,614
Benesse Holdings, Inc.	9,800	230,062
Bridgestone Corp.	7,300	234,600
Brother Industries Ltd.	2,800	30,034
Calbee, Inc.	6,700	280,301
Canon, Inc.	26,200	748,015
Central Japan Railway Co.	400	71,145
Chugai Pharmaceutical Co. Ltd.	8,400	299,361
Dai Nippon Printing Co. Ltd.	1,000	11,145
Dai-ichi Life Insurance Co. Ltd. (The)	3,100	34,703
Daiichi Sankyo Co. Ltd.	3,400	82,603
East Japan Railway Co.	400	37,069
Eisai Co. Ltd.	1,800	100,505
FamilyMart Co. Ltd.	4,000	243,765
FANUC Corp.	1,200	195,208
Fast Retailing Co. Ltd.	800	214,784
Fuji Heavy Industries Ltd.	6,700	230,302
GungHo Online Entertainment, Inc.	190,600	516,458

	SHARES	VALUE (Note 4)
Japan - 26.2% (continued)
Hakuhodo DY Holdings, Inc.	31,900	$382,347
Hino Motors Ltd.	2,900	28,884
Hirose Electric Co. Ltd.	500	61,483
Hisamitsu Pharmaceutical Co., Inc.	12,700	732,300
Hitachi Chemical Co. Ltd.	10,000	186,764
Hitachi High-Technologies Corp.	1,000	27,368
Hitachi Metals Ltd.	25,500	259,059
Hoshizaki Electric Co. Ltd.	3,100	303,472
Hoya Corp.	12,600	450,021
ITOCHU Corp.	5,900	72,176
Itochu Techno-Solutions Corp.	1,600	34,469
Japan Airlines Co. Ltd.	26,700	859,009
Japan Airport Terminal Co. Ltd.	2,000	72,562
Japan Tobacco, Inc.	9,100	366,750
JGC Corp.	2,000	28,631
Kajima Corp.	8,000	55,574
Kakaku.com, Inc.	900	17,883
Kamigumi Co. Ltd.	34,000	314,256
Kao Corp.	7,900	460,113
KDDI Corp.	16,300	495,679
Kikkoman Corp.	1,000	36,900
Kirin Holdings Co. Ltd.	1,700	28,672
Komatsu Ltd.	7,000	121,602
Konica Minolta, Inc.	18,100	131,851
Kose Corp.	1,500	127,110
Kubota Corp.	1,000	13,525
Kuraray Co. Ltd.	1,300	15,511
Kurita Water Industries Ltd.	3,500	78,021
Lawson, Inc.	4,400	351,273
Makita Corp.	2,900	192,552
Marubeni Corp.	16,200	73,187
McDonald’s Holdings Co. Japan Ltd.	4,600	124,949
MEIJI Holdings Co. Ltd.	1,000	102,755
Mitsubishi Corp.	3,700	65,147
Mitsubishi Electric Corp.	14,000	167,137
Mitsubishi Heavy Industries Ltd.	3,000	12,064
Mitsubishi Motors Corp.	87,700	404,853
Mitsubishi Tanabe Pharma Corp.	17,300	312,580
Mitsubishi UFJ Financial Group, Inc.	24,400	109,382
Mitsui & Co. Ltd.	9,900	118,178
Mixi, Inc.	800	33,076
Mizuho Financial Group, Inc.	69,500	100,015
Nabtesco Corp.	3,200	76,353
Nexon Co. Ltd.	7,400	109,520
NH Foods Ltd.	2,000	48,988
Nidec Corp.	600	45,674
Nikon Corp.	7,500	101,549
Nippon Express Co. Ltd.	25,000	114,243
Nippon Telegraph & Telephone Corp.	14,600	684,666
Nisshin Seifun Group, Inc.	5,300	85,197
Nissin Foods Holdings Co. Ltd.	10,400	567,954
Nitori Holdings Co. Ltd.	1,900	230,440
Nitto Denko Corp.	5,100	323,514
Nomura Research Institute Ltd.	1,870	68,583
Obayashi Corp.	7,000	74,528
Omron Corp.	12,100	394,953
Oracle Corp. Japan	5,600	298,609

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 26.2% (continued)
Oriental Land Co. Ltd.	4,900	$317,272
Osaka Gas Co. Ltd.	239,000	918,833
Otsuka Corp.	8,400	392,795
Otsuka Holdings Co. Ltd.	8,700	400,921
Recruit Holdings Co. Ltd.	33,100	1,209,279
Rinnai Corp.	200	17,673
Sankyo Co. Ltd.	4,300	161,220
Sanrio Co. Ltd.	4,200	74,782
Santen Pharmaceutical Co. Ltd.	5,800	91,160
Secom Co. Ltd.	600	44,360
Seiko Epson Corp.	3,400	54,508
Seven & i Holdings Co. Ltd.	5,100	213,833
Shimamura Co. Ltd.	2,700	401,724
Shin-Etsu Chemical Co. Ltd.	800	46,871
Shionogi & Co. Ltd.	600	32,800
Shiseido Co. Ltd.	600	15,635
SMC Corp.	200	49,205
Sumitomo Corp.	6,100	61,487
Sumitomo Dainippon Pharma Co. Ltd.	24,700	428,121
Sumitomo Mitsui Financial Group, Inc.	2,900	83,738
Sumitomo Rubber Industries Ltd.	1,800	24,098
Suntory Beverage & Food Ltd.	5,200	235,306
Suzuki Motor Corp.	1,800	48,740
Sysmex Corp.	3,100	213,461
T&D Holdings, Inc.	12,400	105,301
Taisei Corp.	15,000	123,250
Takeda Pharmaceutical Co. Ltd.	3,700	159,574
THK Co. Ltd.	700	11,931
Toho Gas Co. Ltd.	107,000	875,551
Tokyo Electron Ltd.	1,000	84,509
Tokyo Gas Co. Ltd.	207,000	854,654
TOTO Ltd.	800	31,967
Toyo Suisan Kaisha Ltd.	17,600	713,910
Toyota Motor Corp.	300	14,790
Trend Micro, Inc.	3,200	114,445
Unicharm Corp.	1,200	26,961
USS Co. Ltd.	1,600	26,443
West Japan Railway Co.	700	44,361
Yakult Honsha Co. Ltd.	400	20,789
Yamato Holdings Co. Ltd.	7,200	165,319
Yamazaki Baking Co. Ltd.	10,000	279,177
Yokogawa Electric Corp.	4,600	51,875

		26,091,265

Luxembourg - 0.2%
Millicom International Cellular SA SDR	3,021	185,306
SES SA FDR	1,133	24,255

		209,561

Netherlands - 2.0%
Heineken NV	2,163	198,394
Koninklijke Ahold NV	48,895	1,079,728
NN Group NV	640	17,618
Randstad Holding NV	9,044	361,679
Royal Dutch Shell plc, Class B	8,717	240,838
Wolters Kluwer NV	1,924	77,905

		1,976,162

	SHARES	VALUE (Note 4)
Norway - 1.9%
Gjensidige Forsikring ASA	6,053	$100,848
Norsk Hydro ASA	31,926	116,876
Orkla ASA	63,223	562,277
Schibsted ASA, Class A	2,139	64,118
Statoil ASA	1,904	32,898
Telenor ASA	45,453	752,385
Yara International ASA	8,506	270,209

		1,899,611

Portugal - 0.1%
EDP - Energias de Portugal SA	27,775	85,035
Jeronimo Martins SGPS SA	2,999	47,300

		132,335

Singapore - 2.7%
ComfortDelGro Corp. Ltd.	100,200	205,774
DBS Group Holdings Ltd.	24,300	286,519
Oversea-Chinese Banking Corp. Ltd.	43,300	281,538
Singapore Airlines Ltd.	72,300	574,128
Singapore Telecommunications Ltd.	119,400	368,781
StarHub Ltd.	231,000	651,810
United Overseas Bank Ltd.	19,800	272,804
Wilmar International Ltd.	14,900	36,271

		2,677,625

South Africa - 0.5%
Mondi plc	24,720	462,820

Spain - 2.6%
Aena SA 144A (a)	431	57,129
Banco Santander SA	2,899	11,250
Enagas SA	3,819	116,671
Endesa SA	38,485	772,220
Gas Natural SDG SA	9,134	181,562
Iberdrola SA	117,429	801,050
Industria de Diseno Textil SA	12,916	433,900
Mapfre SA	10,430	22,906
Red Electrica Corp. SA	2,439	217,934
Telefonica SA	3,067	29,118

		2,643,740

Sweden - 4.7%
Assa Abloy AB, Class B	1,062	21,848
Atlas Copco AB, Class A	7,038	182,792
Hennes & Mauritz AB, Class B	31,206	918,106
ICA Gruppen AB	8,033	269,227
Nordea Bank AB	27,239	231,086
Sandvik AB	2,220	22,226
Skanska AB, Class B	15,175	317,749
SKF AB, Class B	2,488	39,865
Svenska Cellulosa AB SCA, Class B	16,328	524,630
Svenska Handelsbanken AB, Class A	2,802	34,018
Swedbank AB, Class A	854	17,937
Swedish Match AB	27,044	943,785
Tele2 AB, Class B	24,362	213,882
Telefonaktiebolaget LM Ericsson, Class B	18,405	141,397
Telia Co. AB	146,428	693,407
Volvo AB, Class B	12,623	125,401

		4,697,356

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Switzerland - 6.7%
ABB Ltd. †	9,534	$188,698
Aryzta AG †	3,403	125,761
Chocoladefabriken Lindt & Spruengli AG	3	17,892
Coca-Cola HBC AG †	21,357	432,148
Kuehne + Nagel International AG	6,330	886,894
Nestle SA	18,049	1,398,406
Novartis AG	5,260	434,153
Pargesa Holding SA	1,238	81,856
Roche Holding AG	3,887	1,025,701
Schindler Holding AG	1,319	238,802
SGS SA	71	162,643
Sika AG	29	121,599
Sonova Holding AG	3,162	419,677
Swatch Group AG (The)	468	136,189
Swiss Life Holding AG †	81	18,719
Swiss Re AG	5,245	458,101
Swisscom AG	694	344,783
Wolseley plc	1,007	52,146
Zurich Insurance Group AG †	426	105,385

		6,649,553

United Kingdom - 12.3%
Admiral Group plc	12,497	339,794
Aggreko plc	12,097	206,895
Associated British Foods plc	15,953	581,301
AstraZeneca plc	7,845	469,002
BAE Systems plc	38,822	271,776
BP plc	15,556	91,057
British American Tobacco plc	7,028	455,619
BT Group plc	87,531	481,123
Bunzl plc	3,697	113,751
Burberry Group plc	14,071	218,880
Centrica plc	76,899	232,542
Compass Group plc	11,100	211,182
Diageo plc	24,393	681,435
Direct Line Insurance Group plc	37,551	173,604
easyJet plc	5,931	86,187
GKN plc	10,759	38,899
GlaxoSmithKline plc	14,775	317,293
HSBC Holdings plc	89,959	557,346
Imperial Brands plc	4,205	228,049
International Consolidated Airlines Group SA	47,020	232,809
J Sainsbury plc	42,531	132,492
Kingfisher plc	95,854	411,701
Marks & Spencer Group plc	12,003	51,403
National Grid plc	72,430	1,065,107
Next plc	481	31,783
Pearson plc	795	10,341
Reckitt Benckiser Group plc	8,849	887,304
Royal Mail plc	135,051	907,346
Sage Group plc (The)	3,363	29,068
Sky plc	13,247	150,532
Smith & Nephew plc	39,282	667,055
SSE plc	30,704	639,047
Tate & Lyle plc	5,428	48,532
Travis Perkins plc	2,417	47,687
Unilever NV CVA	6,148	287,128

	SHARES	VALUE (Note 4)
United Kingdom - 12.3% (continued)
United Utilities Group plc	2,762	$38,282
Vodafone Group plc	129,785	395,696
Whitbread plc	1,298	60,733
Wm Morrison Supermarkets plc	19,883	49,914
WPP plc	14,084	293,530

		12,193,225

United States - 0.0% (b)
Valeant Pharmaceuticals International, Inc. (1)†	813	16,393

TOTAL COMMON STOCKS (cost $89,029,439)		91,299,812

PREFERRED STOCKS - 0.6%

Germany - 0.6%
FUCHS PETROLUB SE	692	27,224
Henkel AG & Co. KGaA	4,421	540,293

TOTAL PREFERRED STOCKS (cost $507,058)		567,517

SHORT-TERM INVESTMENT - 6.1%

Investment Company - 6.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (c)
(cost $6,108,627)	6,108,627	6,108,627

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 98.5% (cost $95,645,124)		97,975,956

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5% (d)		1,486,336

NET ASSETS - 100.0%		$99,462,292

†	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Represents less than 0.05% of net assets.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

SDR - Swedish Depository Receipt

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$9,443,884	9.5%
Consumer Staples	20,175,717	20.4
Energy	2,013,764	2.0
Financials	7,142,856	7.2
Health Care	11,334,993	11.4
Industrials	14,559,550	14.6
Information Technology	3,820,841	3.8
Materials	4,597,669	4.6
Telecommunication Services	8,644,478	8.7
Utilities	10,133,577	10.2
Short-Term Investment	6,108,627	6.1

Total Investments In Securities, At Value	97,975,956	98.5
Other Assets in Excess of Liabilities (d)	1,486,336	1.5

Net Assets	$99,462,292	100.0%

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
80	JPMS	E-Mini MSCI EAFE Index Futures	09/2016	$6,406,413	$6,460,800	$54,387

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$613,247	$613,247

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

COMMON STOCKS - 92.3%	SHARES	VALUE (Note 4)
Brazil - 6.5%
Ambev SA ADR (1)	91,200	$538,992
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (1)	9,900	54,920
BRF SA (1)	9,400	131,242
Cia Energetica de Minas Gerais ADR (1)	25,021	55,296
Cia Paranaense de Energia ADR (1)(a)	2,663	23,914
Equatorial Energia SA (1)	3,700	56,128
Localiza Rent a Car SA (1)	28,810	308,073
Lojas Renner SA (1)	3,000	22,199
Natura Cosmeticos SA (1)	17,100	135,691
Odontoprev SA (1)	170,900	705,987
Qualicorp SA (1)	13,400	77,965
Telefonica Brasil SA ADR (1)	3,051	41,494
TIM Participacoes SA ADR (1)	16,505	174,128
TOTVS SA (1)	8,100	76,428
Tractebel Energia SA (1)	31,200	372,189
Ultrapar Participacoes SA (1)	6,000	132,615
WEG SA (1)	34,580	147,802

		3,055,063

Chile - 4.6%
Aguas Andinas SA, Class A (1)	217,905	125,105
Banco de Chile (1)	5,079,374	543,181
Banco Santander Chile ADR (1)	3,091	59,873
Cia Cervecerias Unidas SA ADR (1)	5,599	130,681
Empresa Nacional de Electricidad SA ADR (1)(a)	10,184	282,402
Empresas COPEC SA (1)	19,020	166,672
Endesa Americas SA ADR (1)	10,184	140,132
Enersis Americas SA ADR (1)	25,630	219,905
Enersis Chile SA ADR (1)	25,630	149,423
SACI Falabella (1)	46,468	353,701

		2,171,075

China - 7.7%
Agricultural Bank of China Ltd., Class H	427,000	156,890
Anhui Conch Cement Co. Ltd., Class H	10,000	24,212
ANTA Sports Products Ltd.	151,000	304,287
Bank of China Ltd., Class H	106,000	42,602
Bank of Communications Co. Ltd., Class H	158,000	100,506
Beijing Capital International Airport Co. Ltd., Class H	70,000	76,238
Belle International Holdings Ltd.	393,000	231,306
China Communications Services Corp. Ltd., Class H	1,048,000	549,270
China Construction Bank Corp., Class H	391,000	260,655
China Galaxy Securities Co. Ltd., Class H	77,000	69,489
China Life Insurance Co. Ltd., Class H	34,000	73,308
China Petroleum & Chemical Corp., Class H	22,000	15,898
China Telecom Corp. Ltd., Class H	314,000	141,211
Chongqing Rural Commercial Bank Co. Ltd., Class H	40,000	20,373
CSPC Pharmaceutical Group Ltd.	160,000	142,954
Dongfeng Motor Group Co. Ltd., Class H	58,000	61,135
ENN Energy Holdings Ltd.	36,000	178,308
Hengan International Group Co. Ltd.	14,500	121,448

	SHARES	VALUE (Note 4)
China - 7.7% (continued)
Industrial & Commercial Bank of China Ltd., Class H	301,000	$167,858
Jiangsu Expressway Co. Ltd., Class H	148,000	206,680
Luye Pharma Group Ltd. †	127,500	78,506
People’s Insurance Co. Group of China Ltd. (The), Class H	205,000	78,922
Qinqin Foodstuffs Group Cayman Co. Ltd. (3)†(b)	2,900	4,112
Shenzhou International Group Holdings Ltd.	9,000	43,521
Sinopec Engineering Group Co. Ltd., Class H	184,500	167,415
Tsingtao Brewery Co. Ltd., Class H	34,000	118,206
Want Want China Holdings Ltd. (a)	110,000	77,871
Weichai Power Co. Ltd., Class H	70,000	72,074
Zhejiang Expressway Co. Ltd., Class H	36,000	34,057
Zhuzhou CRRC Times Electric Co. Ltd., Class H	4,500	24,994

		3,644,306

Hong Kong - 4.7%
China Gas Holdings Ltd.	30,000	45,920
China Mobile Ltd.	56,500	652,813
China Resources Gas Group Ltd.	80,000	243,291
China Resources Power Holdings Co. Ltd.	30,000	45,023
CITIC Ltd.	29,000	42,393
Guangdong Investment Ltd.	438,000	668,643
Haier Electronics Group Co. Ltd.	60,000	91,675
Sino Biopharmaceutical Ltd.	360,000	236,277
Sun Art Retail Group Ltd. (a)	255,500	179,664

		2,205,699

India - 8.6%
Dr. Reddy’s Laboratories Ltd. ADR (1)(a)	12,142	622,035
ICICI Bank Ltd. ADR (1)	79,048	567,565
Infosys Ltd. ADR (1)	32,879	586,890
Larsen & Toubro Ltd. GDR	11,574	257,654
Reliance Industries Ltd. GDR 144A (c)	18,452	526,832
State Bank of India GDR	14,671	465,282
Tata Motors Ltd. ADR (1)†	13,174	456,743
Wipro Ltd. ADR (1)(a)	47,381	585,629

		4,068,630

Indonesia - 3.2%
Bank Central Asia Tbk. PT	119,600	121,102
Hanjaya Mandala Sampoerna Tbk. PT	750,000	215,918
Kalbe Farma Tbk. PT	2,844,500	331,024
Semen Indonesia Persero Tbk. PT	43,000	30,628
Telekomunikasi Indonesia Persero Tbk. PT	1,345,200	409,271
Unilever Indonesia Tbk. PT	108,500	370,824
United Tractors Tbk. PT	11,100	12,524

		1,491,291

Korea, Republic of - 15.3%
Amorepacific Corp.	384	144,764
BGF retail Co. Ltd.	1,307	243,356
Cheil Worldwide, Inc.	9,723	143,511

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Korea, Republic of - 15.3% (continued)
Coway Co. Ltd.	2,741	$249,575
Dongbu Insurance Co. Ltd.	7,524	452,874
Hanmi Science Co. Ltd.	897	120,600
Hanon Systems	34,155	312,584
Hanssem Co. Ltd.	1,518	211,420
Hanwha Life Insurance Co. Ltd.	51,780	260,914
Hyundai Glovis Co. Ltd.	653	97,816
Hyundai Marine & Fire Insurance Co. Ltd.	20,328	518,355
Hyundai Mobis Co. Ltd.	216	47,521
Kangwon Land, Inc.	9,011	326,965
KB Financial Group, Inc.	1,404	39,924
KEPCO Plant Service & Engineering Co. Ltd.	1,770	100,071
Kia Motors Corp.	10,074	379,582
Korea Electric Power Corp.	4,955	260,098
Korea Zinc Co. Ltd.	41	18,181
KT Corp.	1,517	39,180
KT&G Corp.	4,237	501,809
LG Chem Ltd.	395	90,206
LG Display Co. Ltd.	1,880	43,529
LG Household & Health Care Ltd.	112	109,374
LG Uplus Corp.	26,249	249,304
NAVER Corp.	305	188,952
NCSoft Corp.	838	172,555
S-1 Corp.	5,484	514,156
Samsung Electronics Co. Ltd.	444	552,936
Samsung Fire & Marine Insurance Co. Ltd.	1,141	262,065
Samsung Life Insurance Co. Ltd.	2,063	180,534
Samsung SDS Co. Ltd.	886	110,965
SK Hynix, Inc.	601	17,103
SK Telecom Co. Ltd.	1,105	207,593
Yuhan Corp.	336	89,789

		7,258,161

Malaysia - 7.7%
Axiata Group Bhd.	48,700	68,161
British American Tobacco Malaysia Bhd.	16,200	211,873
DiGi.Com Bhd.	275,700	327,219
Genting Malaysia Bhd.	32,900	36,376
Hartalega Holdings Bhd.	48,800	52,444
Hong Leong Bank Bhd.	44,100	144,657
IHH Healthcare Bhd.	180,400	295,549
IOI Corp. Bhd.	13,300	14,292
Malayan Banking Bhd.	103,800	209,972
Maxis Bhd.	140,000	204,709
MISC Bhd.	61,600	114,093
Petronas Dagangan Bhd.	38,900	225,629
Petronas Gas Bhd.	92,900	508,507
Public Bank Bhd.	52,900	254,896
Telekom Malaysia Bhd.	254,600	428,531
Tenaga Nasional Bhd.	63,100	220,941
Westports Holdings Bhd.	316,300	330,165

		3,648,014

Malta - 0.1%
Brait SE †	6,340	60,435

	SHARES	VALUE (Note 4)
Mexico - 6.2%
America Movil SAB de CV, Class L ADR (1)	1,212	$14,859
Arca Continental SAB de CV (1)	72,700	521,116
Coca-Cola Femsa SAB de CV ADR (1)	1,933	160,362
El Puerto de Liverpool SAB de CV (1)	13,755	145,220
Gentera SAB de CV (1)	16,700	29,696
Gruma SAB de CV, Class B (1)	19,100	275,595
Grupo Aeroportuario del Pacifico SAB de CV ADR (1)	2,853	292,803
Grupo Aeroportuario del Sureste SAB de CV ADR (1)	769	122,694
Grupo Bimbo SAB de CV, Series A (1)	53,400	167,129
Grupo Financiero Inbursa SAB de CV, Class O (1)	16,900	28,656
Grupo Lala SAB de CV (1)	163,700	359,230
Kimberly-Clark de Mexico SAB de CV, Class A (1)	38,300	90,353
Promotora y Operadora de Infraestructura SAB de CV (1)	5,000	61,942
Wal-Mart de Mexico SAB de CV (1)	273,000	655,676

		2,925,331

Philippines - 0.5%
Bank of the Philippine Islands	70,230	145,422
BDO Unibank, Inc.	10,890	26,017
Universal Robina Corp.	19,220	85,244

		256,683

Poland - 2.9%
Bank Pekao SA	9,562	333,851
Bank Zachodni WBK SA	492	32,901
Energa SA †	50,013	120,874
Eurocash SA	6,789	79,551
LPP SA	18	23,094
Orange Polska SA	60,177	77,599
PGE Polska Grupa Energetyczna SA	110,782	333,691
Polski Koncern Naftowy Orlen SA †	6,848	120,288
Polskie Gornictwo Naftowe i Gazownictwo SA	30,228	43,094
Powszechna Kasa Oszczednosci Bank Polski SA †	5,747	34,065
Powszechny Zaklad Ubezpieczen SA	21,850	159,226

		1,358,234

South Africa - 6.8%
Barclays Africa Group Ltd.	1,394	13,673
Bidvest Group Ltd. (The)	16,896	159,398
Mr Price Group Ltd. (a)	15,404	216,431
Nedbank Group Ltd.	5,788	73,474
Netcare Ltd.	80,072	170,040
Pick n Pay Stores Ltd. (a)	131,263	639,131
RMB Holdings Ltd.	69,000	264,452
Sasol Ltd.	849	22,969
Shoprite Holdings Ltd.	26,846	304,055
Sibanye Gold Ltd.	25,137	85,588
SPAR Group Ltd. (The)	20,243	277,959
Tiger Brands Ltd.	8,525	210,024
Truworths International Ltd.	60,093	349,707
Vodacom Group Ltd.	37,260	424,565

		3,211,466

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Taiwan - 12.7%
Advantech Co. Ltd.	27,000	$205,882
Asia Cement Corp.	32,000	27,817
Asustek Computer, Inc.	32,000	264,859
Chang Hwa Commercial Bank Ltd.	152,000	79,366
Cheng Shin Rubber Industry Co. Ltd.	16,000	33,735
Chicony Electronics Co. Ltd.	7,000	15,842
Chunghwa Telecom Co. Ltd.	195,600	707,420
E.Sun Financial Holding Co. Ltd.	135,000	79,975
Far EasTone Telecommunications Co. Ltd. †	296,000	716,734
Feng TAY Enterprise Co. Ltd.	17,000	70,679
First Financial Holding Co. Ltd.	491,975	258,705
Formosa Petrochemical Corp.	21,000	57,257
Fubon Financial Holding Co. Ltd.	71,000	83,711
Hon Hai Precision Industry Co. Ltd.	40,530	104,417
HTC Corp.	29,000	93,882
Hua Nan Financial Holdings Co. Ltd.	399,000	207,337
Lite-On Technology Corp.	30,869	42,516
MediaTek, Inc.	5,000	38,208
Mega Financial Holding Co. Ltd.	518,000	391,800
Novatek Microelectronics Corp.	11,000	41,227
President Chain Store Corp.	87,000	679,762
Realtek Semiconductor Corp.	62,442	194,749
Standard Foods Corp.	8,000	19,687
Taiwan Cooperative Financial Holding Co. Ltd.	288,000	127,290
Taiwan Mobile Co. Ltd.	203,000	709,534
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (1)	14,697	385,502
Teco Electric and Machinery Co. Ltd.	21,000	17,759
Uni-President Enterprises Corp.	176,172	347,947

		6,003,599

Thailand - 3.0%
Advanced Info Service PCL NVDR	55,700	250,900
Airports of Thailand PCL NVDR	8,800	97,851
Bangkok Bank PCL NVDR	17,300	78,317
Bangkok Dusit Medical Services PCL NVDR	75,600	51,532
BTS Group Holdings PCL NVDR	975,800	266,995
Bumrungrad Hospital PCL NVDR	51,200	266,615
Delta Electronics Thailand PCL NVDR	60,400	117,691
Home Product Center PCL NVDR	635,400	179,627
Siam Cement PCL (The) NVDR	7,700	104,608
Siam Commercial Bank PCL (The) NVDR	4,300	17,095

		1,431,231

Turkey - 1.8%
BIM Birlesik Magazalar A/S	22,226	433,459
Enka Insaat ve Sanayi AS	8,830	13,506
Eregli Demir ve Celik Fabrikalari TAS	15,749	22,278
Turk Telekomunikasyon A/S	118,691	250,180
Turkcell Iletisim Hizmetleri A/S	34,871	128,204

		847,627

TOTAL COMMON STOCKS (cost $43,957,196)		43,636,845

	SHARES	VALUE (Note 4)

PREFERRED STOCK - 0.1%

Brazil - 0.1%
Cia Energetica de Sao Paulo, Series B (1)
(cost $151,410)	15,800	$58,039

SHORT-TERM INVESTMENT - 5.8%

Investment Company - 5.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (d)
(cost $2,746,226)	2,746,226	2,746,226

SECURITIES LENDING COLLATERAL - 4.8%

Money Market Funds - 4.8%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.240% (d)(e)
(cost $2,274,215)	2,274,215	2,274,215

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 103.0% (cost $49,129,047)		48,715,325

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0%) (f)		(1,437,361)

NET ASSETS - 100.0%		$47,277,964

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $2,187,621; cash collateral of $2,274,215 was received with which the Fund purchased a money market fund.
(b)	Security fair valued as of June 30, 2016 using procedures approved by the Board of Trustees. The total value of positions fair valued was $4,112 or 0.0% of total net assets.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$4,290,594	9.1%
Consumer Staples	8,556,398	18.0
Energy	1,323,778	2.8
Financials	7,632,181	16.1
Health Care	3,241,316	6.9
Industrials	3,526,627	7.5
Information Technology	3,839,763	8.1
Materials	403,518	0.9
Telecommunication Services	6,772,878	14.3
Utilities	4,107,831	8.7
Short-Term Investment	2,746,226	5.8
Securities Lending Collateral	2,274,215	4.8

Total Investments In Securities, At Value	48,715,325	103.0
Liabilities in Excess of Other Assets (f)	(1,437,361)	(3.0)

Net Assets	$47,277,964	100.0%

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
73	JPMS	E-Mini MSCI Emerging Markets Index Futures	09/2016	$3,011,618	$3,046,655	$35,037

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$162,655	$162,655

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

COMMON STOCKS - 90.7%	SHARES	VALUE (Note 4)
Australia - 2.3%
ASX Ltd.	891	$30,678
BGP Holdings plc (3)†(a)	96,388	5,346
BHP Billiton Ltd.	14,837	206,772
BHP Billiton plc	27,826	352,192
Caltex Australia Ltd.	8,887	214,265
CIMIC Group Ltd.	17,286	466,681
Computershare Ltd.	2,187	15,123
Flight Centre Travel Group Ltd.	1,576	37,494
Fortescue Metals Group Ltd.	69,052	184,786
Goodman Group REIT	8,333	44,694
GPT Group (The) REIT	14,922	60,683
Harvey Norman Holdings Ltd.	19,527	67,946
LendLease Group	2,927	27,804
Macquarie Group Ltd.	6,828	355,428
Mirvac Group REIT	33,659	51,190
National Australia Bank Ltd.	3,516	67,505
Newcrest Mining Ltd. †	3,501	60,679
Origin Energy Ltd.	36,281	158,516
QBE Insurance Group Ltd.	20,927	165,315
Santos Ltd.	28,676	101,507
Scentre Group REIT	25,938	96,073
Stockland REIT	17,557	62,249
Telstra Corp. Ltd.	20,387	85,212
Vicinity Centres REIT	14,880	37,123
Westfield Corp. REIT	9,064	72,808
Woodside Petroleum Ltd.	2,186	44,326

		3,072,395

Belgium - 0.5%
Ageas	11,791	409,847
Delhaize Group	552	58,310
KBC Group NV †	627	30,836
Proximus SADP	7,085	225,151

		724,144

Canada - 2.9%
Agnico Eagle Mines Ltd. (1)	754	40,351
Barrick Gold Corp. (1)	22,702	484,633
BlackBerry Ltd. (1)†	5,802	38,936
Brookfield Asset Management, Inc., Class A (1)	4,203	139,043
Brookfield Business Partners LP (1)†	84	1,595
Cameco Corp. (1)	45,074	495,065
Canadian Tire Corp. Ltd., Class A (1)	700	76,261
Cenovus Energy, Inc. (1)	6,196	85,702
CGI Group, Inc., Class A (1)†	3,570	152,504
Constellation Software, Inc. (1)	210	81,274
Crescent Point Energy Corp. (1)	1,800	28,436
Dollarama, Inc. (1)	2,366	165,187
Goldcorp, Inc. (1)	16,412	314,025
Great-West Lifeco, Inc. (1)	1,345	35,479
Husky Energy, Inc. (1)	11,309	138,042
Imperial Oil Ltd. (1)	1,926	60,943
Industrial Alliance Insurance & Financial Services, Inc. (1)	6,200	194,885
Kinross Gold Corp. (1)†	68,742	337,338
Magna International, Inc. (1)	5,081	178,353
Power Corp. of Canada (1)	1,646	35,036

	SHARES	VALUE (Note 4)
Canada - 2.9% (continued)
RioCan REIT (1)	2,373	$53,872
SNC-Lavalin Group, Inc. (1)	1,448	60,814
Suncor Energy, Inc. (1)	14,144	392,369
Yamana Gold, Inc. (1)	47,224	245,633

		3,835,776

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	261,900	175,658

Denmark - 0.6%
Danske Bank A/S	1,477	38,875
ISS A/S	7,695	289,411
Novo Nordisk A/S, Class B	1,987	107,006
TDC A/S	49,134	240,780
Vestas Wind Systems A/S	2,321	157,757

		833,829

Finland - 0.5%
Nokia OYJ	18,004	102,541
Nokian Renkaat OYJ	2,760	98,924
Orion OYJ, Class B	11,889	461,647

		663,112

France - 3.4%
Atos SE	6,852	564,940
BNP Paribas SA	5,118	224,453
Cap Gemini SA	4,734	408,510
CNP Assurances	4,757	70,184
Klepierre REIT	997	43,993
Lagardere SCA	5,417	117,831
Numericable-SFR SA	1,692	42,283
Orange SA	34,223	556,483
Peugeot SA †	24,113	289,021
Sanofi	7,602	631,595
SCOR SE	8,618	254,792
Societe BIC SA	294	41,423
Societe Generale SA	15,741	492,471
Thales SA	2,676	222,226
Unibail-Rodamco SE REIT	614	158,838
Valeo SA	3,459	153,559
Vinci SA	3,719	262,438

		4,535,040

Germany - 3.2%
Allianz SE	1,837	262,062
Bayer AG	5,060	508,201
Commerzbank AG	12,313	80,187
Deutsche Boerse AG	897	73,693
Deutsche Lufthansa AG	26,214	308,211
E.ON SE	56,063	565,946
Evonik Industries AG	13,586	404,979
Fresenius SE & Co. KGaA	1,365	100,297
Hannover Rueck SE	3,481	364,730
Infineon Technologies AG	5,507	79,721
METRO AG	8,554	263,088
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,154	361,215
OSRAM Licht AG	16,758	870,693

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
Germany - 3.2% (continued)
Siemens AG	903	$92,667
United Internet AG	819	34,045

		4,369,735

Hong Kong - 1.3%
AIA Group Ltd.	12,200	73,368
ASM Pacific Technology Ltd.	1,082	7,780
Cheung Kong Infrastructure Holdings Ltd.	2,749	23,702
Cheung Kong Property Holdings Ltd.	17,701	111,528
HKT Trust & HKT Ltd.	39,000	56,254
Hong Kong Exchanges and Clearing Ltd.	5,269	128,382
Kerry Properties Ltd.	67,500	167,118
Li & Fung Ltd.	94,000	45,580
Link REIT	10,829	74,051
New World Development Co. Ltd.	326,000	331,987
NWS Holdings Ltd.	7,500	11,872
PCCW Ltd.	19,406	13,040
Sino Land Co. Ltd.	122,000	200,871
SJM Holdings Ltd.	89,000	54,494
Techtronic Industries Co. Ltd.	30,500	127,368
WH Group Ltd. 144A (b)	216,000	171,071
Wheelock & Co. Ltd.	14,000	65,767
Yue Yuen Industrial Holdings Ltd.	38,623	153,075

		1,817,308

Ireland - 0.6%
Accenture plc, Class A (1)	927	105,020
Endo International PLC (1)†	25,294	394,334
Shire plc	3,495	216,000
Shire plc ADR (1)	1	136
XL Group plc (1)	2,507	83,508

		798,998

Italy - 0.8%
Enel SpA	56,833	252,307
Ferrari NV	621	25,494
Leonardo-Finmeccanica SpA †	6,117	61,859
Mediobanca SpA	22,494	129,606
Prysmian SpA	11,819	259,417
UniCredit SpA	130,820	287,706

		1,016,389

Japan - 7.3%
Aeon Mall Co. Ltd.	700	9,159
Ajinomoto Co., Inc.	4,200	98,956
Astellas Pharma, Inc.	30,100	472,038
Bandai Namco Holdings, Inc.	10,200	263,226
Chubu Electric Power Co., Inc.	8,600	122,387
Daiichi Sankyo Co. Ltd.	4,500	109,328
Daito Trust Construction Co. Ltd.	486	78,908
Daiwa House Industry Co. Ltd.	2,451	71,979
Fuji Heavy Industries Ltd.	7,133	245,185
FUJIFILM Holdings Corp.	4,444	172,429
Fujitsu Ltd.	17,115	62,937
Hachijuni Bank Ltd. (The)	11,500	50,086
Hakuhodo DY Holdings, Inc.	6,500	77,908
Hitachi Chemical Co. Ltd.	7,800	145,676
Hitachi High-Technologies Corp.	3,958	108,322
Hokuhoku Financial Group, Inc.	15,000	17,084

	SHARES	VALUE (Note 4)
Japan - 7.3% (continued)
Hoya Corp.	2,706	$96,647
Hulic Co. Ltd.	1,500	15,806
Isetan Mitsukoshi Holdings Ltd.	6,400	56,965
Japan Airlines Co. Ltd.	6,200	199,470
Japan Real Estate Investment Corp. REIT	10	61,766
Japan Retail Fund Investment Corp. REIT	22	56,176
Japan Tobacco, Inc.	5,400	217,632
JTEKT Corp.	4,488	50,869
Kamigumi Co. Ltd.	5,000	46,214
Kaneka Corp.	13,000	86,739
Kao Corp.	1,000	58,242
Konami Holdings Corp.	7,300	278,494
Konica Minolta, Inc.	11,400	83,044
Mazda Motor Corp.	17,100	226,289
MEIJI Holdings Co. Ltd.	4,400	452,124
Mitsubishi Electric Corp.	11,000	131,322
Mitsubishi Estate Co. Ltd.	5,764	105,728
Mitsubishi Motors Corp.	26,900	124,179
Mitsubishi Tanabe Pharma Corp.	5,700	102,989
Mitsubishi UFJ Financial Group, Inc.	35,349	158,464
Mitsui Chemicals, Inc.	88,000	323,379
Mitsui Fudosan Co. Ltd.	4,598	105,528
Mixi, Inc.	7,200	297,687
Mizuho Financial Group, Inc.	45,700	65,765
MS&AD Insurance Group Holdings, Inc.	8,200	212,463
Nexon Co. Ltd.	24,300	359,641
NHK Spring Co. Ltd.	23,800	193,158
Nippon Building Fund, Inc. REIT	7	43,120
Nippon Express Co. Ltd.	47,000	214,777
Nippon Telegraph & Telephone Corp.	5,796	271,803
Nippon Yusen KK	58,000	102,036
Nitto Denko Corp.	900	57,091
Nomura Real Estate Holdings, Inc.	1,000	17,474
NTT DOCOMO, Inc.	5,300	142,933
Obayashi Corp.	6,100	64,946
ORIX Corp.	8,690	112,453
Otsuka Corp.	1,700	79,494
Panasonic Corp.	24,200	208,206
Resona Holdings, Inc.	60,800	222,219
Seiko Epson Corp.	2,200	35,270
Sekisui House Ltd.	2,900	50,785
Shimadzu Corp.	7,000	105,233
Shimamura Co. Ltd.	400	59,515
Shionogi & Co. Ltd.	7,300	399,062
Sompo Japan Nipponkoa Holdings, Inc.	8,200	218,220
Sony Corp.	2,000	58,924
Sumitomo Chemical Co. Ltd.	44,000	181,547
Sumitomo Mitsui Financial Group, Inc.	5,700	164,588
Sumitomo Realty & Development Co. Ltd.	2,624	71,156
Suzuken Co. Ltd.	4,500	141,643
Teijin Ltd.	30,000	99,406
Tokyo Electric Power Co. Holdings, Inc. †	49,770	210,778
Tokyo Tatemono Co. Ltd.	1,200	14,391
Tokyu Fudosan Holdings Corp.	2,900	18,092
Toyoda Gosei Co. Ltd.	2,700	48,085
Toyota Motor Corp.	800	39,439

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
Japan - 7.3% (continued)
West Japan Railway Co.	1,200	$76,048
Yamazaki Baking Co. Ltd.	3,000	83,753

		9,884,875

Netherlands - 1.8%
ASML Holding NV	1,683	165,672
ING Groep NV CVA	19,668	203,483
Koninklijke Ahold NV	23,570	520,486
NN Group NV	16,388	451,136
Randstad Holding NV	5,120	204,754
Royal Dutch Shell plc, Class A	6,226	170,998
Royal Dutch Shell plc, Class B	14,108	389,784
Wolters Kluwer NV	9,137	369,968

		2,476,281

Singapore - 0.1%
Genting Singapore plc	79,200	42,963
Sembcorp Industries Ltd.	4,477	9,481
Singapore Exchange Ltd.	4,067	23,167
Singapore Technologies Engineering Ltd.	7,003	16,484

		92,095

South Africa - 0.2%
Investec plc	9,418	58,540
Mondi plc	10,041	187,993

		246,533

Spain - 1.2%
ACS Actividades de Construccion y Servicios SA	17,310	474,799
Banco Santander SA	29,404	114,107
Bankia SA	220,694	160,659
Endesa SA	30,995	621,930
Iberdrola SA	5,746	39,197
Repsol SA	14,002	179,490

		1,590,182

Sweden - 1.4%
Boliden AB	14,949	292,165
Electrolux AB, Series B	17,429	475,199
Investor AB, Class B	2,204	74,045
Kinnevik AB, Class B †	1,380	32,988
Svenska Cellulosa AB SCA, Class B	4,430	142,339
Swedish Match AB	19,356	675,488
Telefonaktiebolaget LM Ericsson, Class B	19,539	150,109

		1,842,333

Switzerland - 3.9%
ABB Ltd. †	2,874	56,882
Actelion Ltd. †	479	80,662
Adecco Group AG	8,874	447,588
Aryzta AG †	4,837	178,756
Coca-Cola HBC AG †	5,594	113,192
Galenica AG	78	105,150
Glencore plc †	140,453	289,491
Lonza Group AG †	2,374	394,349
Nestle SA	18,795	1,456,205
Novartis AG	7,223	596,176

	SHARES	VALUE (Note 4)
Switzerland - 3.9% (continued)
Roche Holding AG	3,183	$839,929
Swiss Life Holding AG †	1,264	292,108
Swiss Re AG	2,537	221,583
Syngenta AG	337	129,357

		5,201,428

United Kingdom - 4.8%
3i Group plc	9,545	70,033
Barclays plc	212,550	395,319
Barratt Developments plc	14,602	79,348
Berkeley Group Holdings plc	1,146	38,698
BP plc	66,517	389,358
British American Tobacco plc	1,030	66,774
British Land Co. plc (The) REIT	7,594	61,658
BT Group plc	13,092	71,961
Direct Line Insurance Group plc	21,526	99,518
Fiat Chrysler Automobiles NV	10,967	67,507
GlaxoSmithKline plc	9,431	202,531
Hammerson plc REIT	5,915	42,603
HSBC Holdings plc	38,542	238,789
ICAP plc	12,879	72,466
Imperial Brands plc	8,267	448,342
International Consolidated Airlines Group SA	45,102	223,313
Johnson Matthey plc	964	36,157
Kingfisher plc	94,661	406,577
Land Securities Group plc REIT	4,952	68,909
Michael Kors Holdings Ltd. (1)†	4,590	227,113
Persimmon plc	15,366	297,973
Randgold Resources Ltd.	867	97,293
Reckitt Benckiser Group plc	1,074	107,692
Rio Tinto plc	10,459	324,925
Royal Mail plc	43,560	292,660
SABMiller plc	3,535	206,158
Sage Group plc (The)	15,830	136,828
Sky plc	9,046	102,794
Sports Direct International plc †	39,316	168,338
Taylor Wimpey plc	164,489	291,818
Unilever plc	5,942	284,712
Weir Group plc (The)	2,407	46,487
William Hill plc	89,836	309,444
WPP plc	22,030	459,136

		6,433,232

United States - 53.8%
AES Corp. (1)	14,001	174,732
Aetna, Inc. (1)	1,181	144,236
Agilent Technologies, Inc. (1)	6,588	292,244
Akamai Technologies, Inc. (1)†	1,779	99,499
Allstate Corp. (The) (1)	12,819	896,689
Alphabet, Inc., Class A (1)†	972	683,831
Alphabet, Inc., Class C (1)†	1,170	809,757
Altria Group, Inc. (1)	12,119	835,726
Amazon.com, Inc. (1)†	1,309	936,747
Ameren Corp. (1)	6,961	372,970
American Electric Power Co., Inc. (1)	9,730	681,976
American International Group, Inc. (1)	6,164	326,014
American Tower Corp. REIT (1)	2,400	272,664

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
United States - 53.8% (continued)
AmerisourceBergen Corp. (1)	4,889	$387,795
Amgen, Inc. (1)	2,293	348,880
Anthem, Inc. (1)	4,829	634,241
Apple, Inc. (1)	18,514	1,769,938
Applied Materials, Inc. (1)	3,046	73,013
Archer-Daniels-Midland Co. (1)	14,148	606,808
Arrow Electronics, Inc. (1)†	8,549	529,183
Assurant, Inc. (1)	1,172	101,155
AT&T, Inc. (1)	4,422	191,075
AvalonBay Communities, Inc. REIT (1)	811	146,296
Avery Dennison Corp. (1)	1,629	121,768
Avnet, Inc. (1)	8,713	352,964
Axis Capital Holdings Ltd. (1)	9,128	502,040
Baxter International, Inc. (1)	1,021	46,170
Berkshire Hathaway, Inc., Class B (1)†	4,337	627,954
Best Buy Co., Inc. (1)	10,737	328,552
Biogen, Inc. (1)†	622	150,412
Boeing Co. (The) (1)	4,167	541,168
Boston Properties, Inc. REIT (1)	709	93,517
Bunge Ltd. (1)	7,800	461,370
CA, Inc. (1)	1,157	37,984
Capital One Financial Corp. (1)	529	33,597
Cardinal Health, Inc. (1)	3,291	256,731
Carnival Corp. (1)	13,808	610,314
Charter Communications, Inc., Class A (1)†	666	152,274
Chevron Corp. (1)	603	63,212
Cigna Corp. (1)	1,386	177,394
Cintas Corp. (1)	666	65,355
Cisco Systems, Inc. (1)	23,632	678,002
Citigroup, Inc. (1)	8,658	367,013
Citizens Financial Group, Inc. (1)	9,953	198,861
Citrix Systems, Inc. (1)†	4,465	357,602
Coca-Cola Co. (The) (1)	5,182	234,900
Cognizant Technology Solutions Corp., Class A (1)†	5,142	294,328
Comcast Corp., Class A (1)	7,800	508,482
ConAgra Foods, Inc. (1)	15,297	731,350
Crown Castle International Corp. REIT (1)	1,397	141,698
CSX Corp. (1)	2,478	64,626
Cummins, Inc. (1)	1,137	127,844
Darden Restaurants, Inc. (1)	6,539	414,180
Delta Air Lines, Inc. (1)	18,379	669,547
Dick’s Sporting Goods, Inc. (1)	4,179	188,306
Discover Financial Services (1)	3,066	164,307
Dow Chemical Co. (The) (1)	2,617	130,091
DR Horton, Inc. (1)	9,458	297,738
Dr Pepper Snapple Group, Inc. (1)	1,918	185,336
eBay, Inc. (1)†	23,325	546,038
Edwards Lifesciences Corp. (1)†	858	85,568
EI du Pont de Nemours & Co. (1)	3,282	212,674
Electronic Arts, Inc. (1)†	762	57,729
EMC Corp. (1)	10,738	291,751
Entergy Corp. (1)	4,656	378,766
Equinix, Inc. REIT (1)	445	172,540
Equity Residential REIT (1)	2,048	141,066
Essex Property Trust, Inc. REIT (1)	422	96,254
Exelon Corp. (1)	14,630	531,947

	SHARES	VALUE (Note 4)
United States - 53.8% (continued)
Express Scripts Holding Co. (1)†	3,420	$259,236
Exxon Mobil Corp. (1)	5,604	525,319
Facebook, Inc., Class A (1)†	7,384	843,844
FirstEnergy Corp. (1)	44,757	1,562,467
Foot Locker, Inc. (1)	2,711	148,725
Fortinet, Inc. (1)†	2,173	68,645
General Dynamics Corp. (1)	3,408	474,530
General Electric Co. (1)	4,696	147,830
General Growth Properties, Inc. REIT (1)	3,709	110,602
General Mills, Inc. (1)	2,925	208,611
General Motors Co. (1)	11,264	318,771
Gilead Sciences, Inc. (1)	6,591	549,821
Goodyear Tire & Rubber Co. (The) (1)	7,995	205,152
Hartford Financial Services Group, Inc. (The) (1)	9,183	407,542
Hasbro, Inc. (1)	2,310	194,017
HCA Holdings, Inc. (1)†	5,139	395,754
HCP, Inc. REIT (1)	2,772	98,073
Hewlett Packard Enterprise Co. (1)	6,790	124,053
Hilton Worldwide Holdings, Inc. (1)	14,400	324,432
HollyFrontier Corp. (1)	15,155	360,234
Hologic, Inc. (1)†	4,792	165,803
Home Depot, Inc. (The) (1)	4,448	567,965
Host Hotels & Resorts, Inc. REIT (1)	5,400	87,534
HP, Inc. (1)	48,920	613,946
Humana, Inc. (1)	327	58,821
Intel Corp. (1)	10,818	354,830
International Business Machines Corp. (1)	2,037	309,176
International Paper Co. (1)	3,564	151,042
Interpublic Group of Cos., Inc. (The) (1)	11,431	264,056
Invesco Ltd. (1)	2,050	52,357
Ionis Pharmaceuticals, Inc. (1)†	7,591	176,794
Jacobs Engineering Group, Inc. (1)†	718	35,764
Johnson & Johnson (1)	12,074	1,464,576
JPMorgan Chase & Co. (1)	4,672	290,318
KeyCorp. (1)	5,443	60,145
Kimberly-Clark Corp. (1)	2,557	351,536
Kimco Realty Corp. REIT (1)	3,800	119,244
Kinder Morgan, Inc. (1)	13,895	260,114
Kraft Heinz Co. (The) (1)	2,951	261,104
L-3 Communications Holdings, Inc. (1)	1,704	249,960
Las Vegas Sands Corp. (1)	10,153	441,554
Lear Corp. (1)	1,805	183,677
Lincoln National Corp. (1)	2,141	83,007
Lowe’s Cos., Inc. (1)	9,710	768,741
LyondellBasell Industries NV, Class A (1)	5,903	439,301
Macy’s, Inc. (1)	6,172	207,441
Mallinckrodt plc (1)†	3,726	226,466
ManpowerGroup, Inc. (1)	4,265	274,410
Marathon Petroleum Corp. (1)	13,667	518,799
Marvell Technology Group Ltd. (1)	39,375	375,244
Masco Corp. (1)	12,916	399,621
Maxim Integrated Products, Inc. (1)	7,656	273,243
McKesson Corp. (1)	3,777	704,977
Mead Johnson Nutrition Co. (1)	2,974	269,890
Medivation, Inc. (1)†	627	37,808
Merck & Co., Inc. (1)	10,220	588,774
MetLife, Inc. (1)	5,935	236,391

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
United States - 53.8% (continued)
MGM Resorts International (1)†	4,327	$97,920
Micron Technology, Inc. (1)†	9,196	126,537
Microsoft Corp. (1)	33,322	1,705,087
Mondelez International, Inc., Class A (1)	9,300	423,243
Monsanto Co. (1)	1,679	173,625
Morgan Stanley (1)	4,852	126,055
Mylan NV (1)†	3,605	155,880
News Corp., Class A (1)	7,713	87,543
Northrop Grumman Corp. (1)	3,952	878,451
Nuance Communications, Inc. (1)†	14,606	228,292
OGE Energy Corp. (1)	2,229	73,000
Oracle Corp. (1)	12,803	524,027
PepsiCo, Inc. (1)	9,570	1,013,846
Pfizer, Inc. (1)	18,243	642,336
PG&E Corp. (1)	1,764	112,755
Philip Morris International, Inc. (1)	1,439	146,375
Phillips 66 (1)	2,710	215,011
Pinnacle West Capital Corp. (1)	4,992	404,652
PNC Financial Services Group, Inc. (The) (1)	14,894	1,212,223
PPL Corp. (1)	1,770	66,817
Priceline Group, Inc. (The) (1)†	86	107,363
Procter & Gamble Co. (The) (1)	18,412	1,558,944
Progressive Corp. (The) (1)	7,317	245,120
Prologis, Inc. REIT (1)	2,980	146,139
Public Service Enterprise Group, Inc. (1)	13,242	617,210
Public Storage REIT (1)	654	167,156
PVH Corp. (1)	1,091	102,805
QUALCOMM, Inc. (1)	10,271	550,217
Quest Diagnostics, Inc. (1)	7,003	570,114
Quintiles Transnational Holdings, Inc. (1)†	3,363	219,671
Ralph Lauren Corp. (1)	1,027	92,040
Raytheon Co. (1)	4,033	548,286
Republic Services, Inc. (1)	3,136	160,908
Rite Aid Corp. (1)†	3,658	27,398
Robert Half International, Inc. (1)	10,780	411,365
Ross Stores, Inc. (1)	814	46,146
Sealed Air Corp. (1)	2,714	124,763
Simon Property Group, Inc. REIT (1)	1,352	293,249
Southwest Airlines Co. (1)	17,452	684,293
St. Jude Medical, Inc. (1)	2,459	191,802
Staples, Inc. (1)	23,567	203,148
Starwood Hotels & Resorts Worldwide, Inc. (1)	656	48,511
SunTrust Banks, Inc. (1)	15,028	617,350
Synchrony Financial (1)†	6,580	166,342
Tesoro Corp. (1)	7,988	598,461
Texas Instruments, Inc. (1)	4,181	261,940
Textron, Inc. (1)	1,544	56,449
Time Warner, Inc. (1)	3,581	263,347
TJX Cos., Inc. (The) (1)	1,779	137,392
Total System Services, Inc. (1)	2,454	130,332
Travelers Cos., Inc. (The) (1)	5,400	642,816
Tyson Foods, Inc., Class A (1)	20,055	1,339,473
United Continental Holdings, Inc. (1)†	19,995	820,595
United Technologies Corp. (1)	1,010	103,576
United Therapeutics Corp. (1)†	4,479	474,416

	SHARES	VALUE (Note 4)
United States - 53.8% (continued)
UnitedHealth Group, Inc. (1)	9,068	$1,280,402
Universal Health Services, Inc., Class B (1)	1,287	172,587
Valeant Pharmaceuticals International, Inc. (1)†	1,474	29,721
Valero Energy Corp. (1)	10,700	545,700
Vantiv, Inc., Class A (1)†	1,382	78,221
Ventas, Inc. REIT (1)	2,800	203,896
Verizon Communications, Inc. (1)	12,354	689,847
Viacom, Inc., Class B (1)	11,773	488,226
VMware, Inc., Class A (1)†	1,157	66,204
Vornado Realty Trust REIT (1)	729	72,987
Walgreens Boots Alliance, Inc. (1)	2,641	219,916
Wal-Mart Stores, Inc. (1)	13,132	958,899
Walt Disney Co. (The) (1)	755	73,854
Waste Management, Inc. (1)	5,187	343,742
Wells Fargo & Co. (1)	15,441	730,823
Welltower, Inc. REIT (1)	1,800	137,106
Westlake Chemical Corp. (1)	6,547	280,997
Weyerhaeuser Co. REIT (1)	3,285	97,794
Williams Cos., Inc. (The) (1)	3,658	79,123
WR Grace & Co. (1)	2,170	158,866
Xerox Corp. (1)	30,857	292,833
Xilinx, Inc. (1)	1,215	56,048
Yum! Brands, Inc. (1)	7,642	633,675

		72,293,155

TOTAL COMMON STOCKS (cost $115,255,757)		121,902,498

PREFERRED STOCK - 0.0% (c)

Germany - 0.0% (c)
Porsche Automobil Holding SE (cost $69,853)	865	39,982

RIGHT - 0.0% (c)

Spain - 0.0% (c)
ACS Actividades de Construccion y Servicios SA †
(cost $12,280)	17,310	12,160

SHORT-TERM INVESTMENT - 6.7%

Investment Company - 6.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (d)(e)
(cost $8,952,868)	8,952,868	8,952,868

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 97.4% (cost $124,290,758)		130,907,508

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6% (f)		3,532,762

NET ASSETS - 100.0%		$134,440,270

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

†	Non-income producing security.
(a)	Security fair valued as of June 30, 2016 using procedures approved by the Board of Trustees. The total value of positions fair valued was $5,346 or 0.0% of total net assets.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents less than 0.05% of net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	A portion of the security is pledged as collateral to the brokers for forward foreign currency contracts.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$16,062,400	11.9%
Consumer Staples	15,438,046	11.5
Energy	6,014,776	4.5
Financials	21,312,949	15.8
Health Care	16,849,152	12.5
Industrials	13,011,332	9.7
Information Technology	17,189,893	12.8
Materials	6,675,732	5.0
Telecommunication Services	2,586,822	1.9
Utilities	6,813,538	5.1
Short-Term Investment	8,952,868	6.7

Total Investments In Securities, At Value	130,907,508	97.4
Other Assets in Excess of Liabilities (f)	3,532,762	2.6

Net Assets	$134,440,270	100.0%

Total return swap contracts outstanding as of June 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	Hang Seng Index July Futures	07/2016	HKD	11,993,906	$74,019
GSIN	Swiss Market Index September Futures	09/2016	CHF	(1,146,262)	(52,530)

					$21,489

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
46	BARC	CAC40 Index Futures	07/2016	$2,117,152	$2,161,394	$44,242
17	BARC	DAX Index Futures	09/2016	4,518,508	4,560,087	41,579
10	BARC	FTSE 100 Index Futures	09/2016	808,253	854,996	46,743
3	BARC	FTSE/MIB Index Futures	09/2016	271,384	269,519	(1,865)
17	BARC	MSCI Singapore Index Futures	07/2016	384,288	400,423	16,135
21	BARC	S&P 500 E-Mini Futures	09/2016	2,176,973	2,194,710	17,737
3	BARC	S&P/Toronto Stock Exchange 60 Index Futures	09/2016	367,656	378,173	10,517
51	BARC	TOPIX Index Futures	09/2016	6,537,301	6,151,213	(386,088)

				17,181,515	16,970,515	(211,000)

Short Contracts:
9	BARC	Amsterdam Index Futures	07/2016	$(839,410)	$(869,534)	$(30,124)
4	BARC	IBEX 35 Index Futures	07/2016	(346,807)	(360,770)	(13,963)
65	BARC	OMXS30 Index Futures	07/2016	(998,897)	(1,012,949)	(14,052)
55	BARC	SPI 200 Index Futures	09/2016	(5,251,161)	(5,307,858)	(56,697)

				(7,436,275)	(7,551,111)	(114,836)

				$9,745,240	$9,419,404	$(325,836)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/16	CITI	AUD	656,800	$472,555	$488,426	$15,871
Australian Dollar, Expiring 09/21/16	JPMC	AUD	985,200	708,833	732,640	23,807
Canadian Dollar, Expiring 09/21/16	CITI	CAD	3,730,200	2,862,539	2,887,717	25,178
Canadian Dollar, Expiring 09/21/16	JPMC	CAD	5,593,798	4,292,634	4,330,413	37,779
Swiss Franc, Expiring 09/21/16	CITI	CHF	5,000	5,217	5,144	(73)
Danish Krone, Expiring 09/21/16	CITI	DKK	604,400	91,146	90,452	(694)
Danish Krone, Expiring 09/21/16	JPMC	DKK	615,600	92,923	92,128	(795)
Euro, Expiring 09/21/16	CITI	EUR	2,468,400	2,776,062	2,747,323	(28,739)
Euro, Expiring 09/21/16	JPMC	EUR	2,937,600	3,294,729	3,269,540	(25,189)
British Pound, Expiring 09/21/16	CITI	GBP	1,659,000	2,340,653	2,210,250	(130,403)
British Pound, Expiring 09/21/16	JPMC	GBP	2,478,000	3,495,919	3,301,384	(194,535)
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	607,800	78,364	78,421	57
Hong Kong Dollar, Expiring 09/21/16	JPMC	HKD	22,200	2,861	2,864	3
Israeli Shekel, Expiring 09/21/16	CITI	ILS	610,400	159,613	158,459	(1,154)
Israeli Shekel, Expiring 09/21/16	JPMC	ILS	915,599	239,411	237,688	(1,723)
Japanese Yen, Expiring 09/21/16	CITI	JPY	693,374,800	6,355,094	6,732,896	377,802
Japanese Yen, Expiring 09/21/16	JPMC	JPY	1,039,678,200	9,529,036	10,095,615	566,579
Norwegian Krone, Expiring 09/21/16	CITI	NOK	9,296,400	1,124,379	1,110,677	(13,702)
Norwegian Krone, Expiring 09/21/16	JPMC	NOK	13,944,600	1,686,570	1,666,016	(20,554)
New Zealand Dollar, Expiring 09/21/16	CITI	NZD	4,395,601	2,998,418	3,125,809	127,391
New Zealand Dollar, Expiring 09/21/16	JPMC	NZD	6,593,400	4,497,631	4,688,712	191,081
Swedish Krona, Expiring 09/21/16	CITI	SEK	7,754,800	940,950	919,775	(21,175)
Swedish Krona, Expiring 09/21/16	JPMC	SEK	8,506,199	1,027,733	1,008,897	(18,836)
Singapore Dollar, Expiring 09/21/16	CITI	SGD	237,600	172,485	176,230	3,745
Singapore Dollar, Expiring 09/21/16	JPMC	SGD	347,400	252,225	257,671	5,446

				$49,497,980	$50,415,147	$917,167

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/16	CITI	AUD	(566,200)	$(418,634)	$(421,051)	$(2,417)
Australian Dollar, Expiring 09/21/16	JPMC	AUD	(748,800)	(553,556)	(556,842)	(3,286)
Canadian Dollar, Expiring 09/21/16	CITI	CAD	(1,282,200)	(1,005,569)	(992,610)	12,959
Canadian Dollar, Expiring 09/21/16	JPMC	CAD	(676,800)	(528,380)	(523,942)	4,438
Swiss Franc, Expiring 09/21/16	CITI	CHF	(2,729,400)	(2,801,359)	(2,807,955)	(6,596)
Swiss Franc, Expiring 09/21/16	JPMC	CHF	(2,703,600)	(2,752,378)	(2,781,412)	(29,034)
Danish Krone, Expiring 09/21/16	CITI	DKK	(301,000)	(45,761)	(45,047)	714
Euro, Expiring 09/21/16	CITI	EUR	(2,572,200)	(2,892,832)	(2,862,850)	29,982
Euro, Expiring 09/21/16	JPMC	EUR	(3,847,800)	(4,327,400)	(4,282,590)	44,810
British Pound, Expiring 09/21/16	CITI	GBP	(3,504,002)	(5,133,820)	(4,668,304)	465,516
British Pound, Expiring 09/21/16	JPMC	GBP	(4,704,001)	(6,901,346)	(6,267,037)	634,309
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	(704,800)	(90,872)	(90,935)	(63)
Hong Kong Dollar, Expiring 09/21/16	JPMC	HKD	(1,057,200)	(136,308)	(136,403)	(95)
Israeli Shekel, Expiring 09/21/16	CITI	ILS	(19,200)	(4,979)	(4,984)	(5)
Israeli Shekel, Expiring 09/21/16	JPMC	ILS	(28,800)	(7,468)	(7,477)	(9)
Japanese Yen, Expiring 09/21/16	CITI	JPY	(102,958,000)	(995,339)	(999,756)	(4,417)
Japanese Yen, Expiring 09/21/16	JPMC	JPY	(154,437,000)	(1,493,007)	(1,499,633)	(6,626)
Norwegian Krone, Expiring 09/21/16	CITI	NOK	(11,093,200)	(1,333,036)	(1,325,347)	7,689
Norwegian Krone, Expiring 09/21/16	JPMC	NOK	(16,639,799)	(1,999,550)	(1,988,022)	11,528
Swedish Krona, Expiring 09/21/16	CITI	SEK	(2,910,800)	(343,033)	(345,242)	(2,209)
Swedish Krona, Expiring 09/21/16	JPMC	SEK	(4,330,200)	(510,181)	(513,593)	(3,412)
Singapore Dollar, Expiring 09/21/16	CITI	SGD	(53,000)	(39,102)	(39,311)	(209)
Singapore Dollar, Expiring 09/21/16	JPMC	SGD	(15,000)	(11,047)	(11,125)	(78)

				(34,324,957)	(33,171,468)	1,153,489

				$15,173,023	$17,243,679	$2,070,656

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$1,995,486	$1,995,486

CITI
Cash	(830,000)	—	(830,000)

JPMC
Cash	(360,000)	—	(360,000)

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

COMMON STOCKS - 84.7%	SHARES	VALUE (Note 4)
Australia - 6.3%
AGL Energy Ltd.	18,353	$266,543
Asciano Ltd.	41,156	273,061
ASX Ltd.	5,022	172,910
Australia & New Zealand Banking Group Ltd.	146,340	2,666,322
Bendigo & Adelaide Bank Ltd.	129,155	935,144
BGP Holdings plc (3)†(a)	143,427	7,955
BHP Billiton Ltd.	92,900	1,294,676
BHP Billiton plc	128,640	1,628,189
Boral Ltd.	68,650	322,300
Caltex Australia Ltd.	56,885	1,371,495
CIMIC Group Ltd.	101,608	2,743,176
Cochlear Ltd.	1,173	107,024
Computershare Ltd.	7,538	52,125
CSL Ltd.	9,327	786,570
Dexus Property Group REIT	23,093	156,701
Flight Centre Travel Group Ltd.	15,927	378,911
Fortescue Metals Group Ltd.	440,523	1,178,859
Goodman Group REIT	54,028	289,780
GPT Group (The) REIT	55,477	225,605
Harvey Norman Holdings Ltd.	164,845	573,592
LendLease Group	24,576	233,451
Macquarie Group Ltd.	22,850	1,189,445
Mirvac Group REIT	104,753	159,313
National Australia Bank Ltd.	87,310	1,676,302
Newcrest Mining Ltd. †	20,376	353,154
Origin Energy Ltd.	48,264	210,871
Qantas Airways Ltd. †	437,514	926,795
QBE Insurance Group Ltd.	87,773	693,372
Santos Ltd.	29,875	105,751
Scentre Group REIT	147,628	546,808
Stockland REIT	62,453	221,427
Telstra Corp. Ltd.	317,051	1,325,189
Treasury Wine Estates Ltd.	19,949	138,623
Vicinity Centres REIT	94,695	236,250
Westfield Corp. REIT	57,863	464,795
Westpac Banking Corp.	6,647	147,401

		24,059,885

Belgium - 1.6%
Ageas	84,156	2,925,202
Anheuser-Busch InBev SA/NV	3,210	424,479
Delhaize Group	4,167	440,178
Groupe Bruxelles Lambert SA	1,290	105,787
Proximus SADP	72,066	2,290,148

		6,185,794

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	832,500	558,364

Denmark - 2.0%
Carlsberg A/S, Class B	1,498	142,921
Danske Bank A/S	3,843	101,149
DSV A/S	2,331	98,014
ISS A/S	24,340	915,435
Novo Nordisk A/S, Class B	51,750	2,786,888
TDC A/S	130,033	637,223

	SHARES	VALUE (Note 4)
Denmark - 2.0% (continued)
Vestas Wind Systems A/S	43,410	$2,950,554

		7,632,184

Finland - 1.3%
Elisa OYJ	7,464	286,791
Neste OYJ	15,432	553,375
Nokia OYJ	154,752	881,381
Nokian Renkaat OYJ	19,351	693,577
Orion OYJ, Class B	43,481	1,688,359
Stora Enso OYJ, Class R	23,251	186,986
UPM-Kymmene OYJ	29,726	546,089

		4,836,558

France - 8.2%
Arkema SA	1,261	96,407
Atos SE	24,262	2,000,376
BNP Paribas SA	22,647	993,196
Cap Gemini SA	29,465	2,542,618
Cie de Saint-Gobain	16,204	614,222
CNP Assurances	19,993	294,972
Engie SA	82,246	1,320,596
Klepierre REIT	3,302	145,702
Lagardere SCA	45,014	979,147
Numericable-SFR SA	4,899	122,425
Orange SA	272,006	4,422,956
Peugeot SA †	142,202	1,704,446
Renault SA	8,474	639,766
Sanofi	54,205	4,503,499
SCOR SE	31,438	929,466
Societe BIC SA	5,150	725,606
Societe Generale SA	91,567	2,864,757
Sodexo SA	3,243	347,421
Thales SA	25,416	2,110,653
TOTAL SA	10,086	483,685
Unibail-Rodamco SE REIT	3,742	968,033
Valeo SA	20,837	925,040
Veolia Environnement SA	43,142	931,635
Vinci SA	14,855	1,048,271

		31,714,895

Germany - 7.7%
Allianz SE	26,206	3,738,481
Bayer AG	27,396	2,751,515
Commerzbank AG	27,620	179,871
Deutsche Boerse AG	6,022	494,736
Deutsche Lufthansa AG	223,768	2,630,957
Deutsche Telekom AG	71,509	1,219,391
E.ON SE	302,181	3,050,462
Evonik Industries AG	51,652	1,539,672
Fresenius SE & Co. KGaA	10,315	757,921
Hannover Rueck SE	22,069	2,312,334
Infineon Technologies AG	30,967	448,291
LANXESS AG	2,467	108,234
Merck KGaA	3,042	309,198
METRO AG	42,989	1,322,175
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,406	2,248,120
OSRAM Licht AG	96,205	4,998,510

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
Germany - 7.7% (continued)
SAP SE	1,285	$96,510
Siemens AG	8,923	915,689
United Internet AG	9,498	394,822
Vonovia SE	7,064	257,935

		29,774,824

Hong Kong - 2.7%
ASM Pacific Technology Ltd.	6,904	49,643
Cheung Kong Infrastructure Holdings Ltd.	17,827	153,705
Cheung Kong Property Holdings Ltd.	110,462	695,983
CLP Holdings Ltd.	53,000	541,405
HKT Trust & HKT Ltd.	269,000	388,009
Hong Kong Exchanges and Clearing Ltd.	32,254	785,887
Hysan Development Co. Ltd.	23,000	102,569
Kerry Properties Ltd.	279,000	690,753
Li & Fung Ltd.	918,000	445,134
Link REIT	67,882	464,191
New World Development Co. Ltd.	1,272,896	1,296,273
NWS Holdings Ltd.	42,000	66,480
PCCW Ltd.	64,000	43,005
Power Assets Holdings Ltd.	25,500	234,460
Sino Land Co. Ltd.	610,000	1,004,357
Techtronic Industries Co. Ltd.	125,500	524,088
WH Group Ltd. 144A (b)	1,676,500	1,327,780
Wheelock & Co. Ltd.	78,000	366,416
Yue Yuen Industrial Holdings Ltd.	309,109	1,225,098

		10,405,236

Ireland - 0.4%
Shire plc	25,194	1,557,052

Italy - 1.7%
Enel SpA	132,122	586,549
Ferrari NV	7,428	304,937
Leonardo-Finmeccanica SpA †	95,826	969,057
Mediobanca SpA	65,193	375,629
Prysmian SpA	92,555	2,031,504
Snam SpA	153,633	918,484
UniCredit SpA	607,633	1,336,339

		6,522,499

Japan - 19.8%
Ajinomoto Co., Inc.	37,600	885,892
Alfresa Holdings Corp.	48,400	1,011,177
Amada Holdings Co. Ltd.	42,600	432,481
Aozora Bank Ltd.	29,000	100,601
Astellas Pharma, Inc.	253,900	3,981,747
Bandai Namco Holdings, Inc.	72,700	1,876,134
Chubu Electric Power Co., Inc.	26,000	370,007
Dai-ichi Life Insurance Co. Ltd. (The)	16,900	189,185
Daiichi Sankyo Co. Ltd.	81,300	1,975,193
Daito Trust Construction Co. Ltd.	2,487	403,795
Daiwa House Industry Co. Ltd.	8,395	246,536
Dentsu, Inc.	3,300	154,690
Fuji Heavy Industries Ltd.	59,721	2,052,813

	SHARES	VALUE (Note 4)
Japan - 19.8% (continued)
FUJIFILM Holdings Corp.	20,043	$777,677
Fujitsu Ltd.	37,000	136,061
Fukuoka Financial Group, Inc.	30,000	98,917
GungHo Online Entertainment, Inc.	176,500	478,252
Hitachi Chemical Co. Ltd.	42,200	788,144
Hitachi Construction Machinery Co. Ltd.	10,900	159,097
Hitachi High-Technologies Corp.	18,100	495,357
Hoya Corp.	32,000	1,142,912
Hulic Co. Ltd.	8,000	84,301
Isetan Mitsukoshi Holdings Ltd.	41,800	372,053
J Front Retailing Co. Ltd.	8,800	91,242
Japan Airlines Co. Ltd.	43,400	1,396,291
Japan Real Estate Investment Corp. REIT	41	253,240
Japan Retail Fund Investment Corp. REIT	73	186,403
Japan Tobacco, Inc.	47,600	1,918,385
JTEKT Corp.	44,670	506,311
Kajima Corp.	114,000	791,927
Kaneka Corp.	61,000	407,008
Kao Corp.	10,900	634,839
Konami Holdings Corp.	64,900	2,475,925
Konica Minolta, Inc.	87,800	639,585
Kose Corp.	2,100	177,954
Kyocera Corp.	5,500	261,705
Kyowa Hakko Kirin Co. Ltd.	39,900	680,525
Mazda Motor Corp.	117,100	1,549,618
Medipal Holdings Corp.	48,100	790,804
MEIJI Holdings Co. Ltd.	27,600	2,836,047
Mitsubishi Chemical Holdings Corp.	60,000	275,039
Mitsubishi Electric Corp.	67,000	799,870
Mitsubishi Estate Co. Ltd.	38,020	697,393
Mitsubishi Gas Chemical Co., Inc.	35,000	182,592
Mitsubishi Motors Corp.	216,400	998,975
Mitsubishi Tanabe Pharma Corp.	24,300	439,057
Mitsubishi UFJ Financial Group, Inc.	342,391	1,534,889
Mitsui Chemicals, Inc.	781,000	2,869,990
Mitsui Fudosan Co. Ltd.	29,205	670,278
Mixi, Inc.	49,700	2,054,864
Mizuho Financial Group, Inc.	689,900	992,807
MS&AD Insurance Group Holdings, Inc.	48,800	1,264,414
Nexon Co. Ltd.	160,100	2,369,487
NHK Spring Co. Ltd.	52,400	425,272
Nippon Building Fund, Inc. REIT	41	252,562
Nippon Express Co. Ltd.	238,000	1,087,592
Nippon Telegraph & Telephone Corp.	50,138	2,351,217
Nippon Yusen KK	138,000	242,775
Nitto Denko Corp.	10,200	647,029
NOK Corp.	5,500	93,531
Nomura Real Estate Holdings, Inc.	3,900	68,149
NSK Ltd.	19,300	141,275
NTT DOCOMO, Inc.	39,500	1,065,258
Obayashi Corp.	60,800	647,332
Ono Pharmaceutical Co. Ltd.	5,300	230,874
ORIX Corp.	39,400	509,854
Panasonic Corp.	62,300	536,001
Resona Holdings, Inc.	285,300	1,042,746

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
Japan - 19.8% (continued)
Sankyo Co. Ltd.	2,700	$101,231
Seiko Epson Corp.	27,800	445,679
Sekisui House Ltd.	15,600	273,188
Shimadzu Corp.	27,000	405,899
Shimamura Co. Ltd.	2,900	431,481
Shimizu Corp.	20,000	187,380
Shionogi & Co. Ltd.	58,800	3,214,365
SoftBank Group Corp.	23,500	1,328,974
Sompo Japan Nipponkoa Holdings, Inc.	21,600	574,823
Sony Corp.	24,400	718,872
Sumitomo Chemical Co. Ltd.	350,000	1,444,121
Sumitomo Dainippon Pharma Co. Ltd.	7,300	126,530
Sumitomo Mitsui Financial Group, Inc.	43,136	1,245,555
Sumitomo Realty & Development Co. Ltd.	12,261	332,486
Suzuken Co. Ltd.	25,940	816,494
TDK Corp.	5,600	313,467
Teijin Ltd.	356,000	1,179,623
Terumo Corp.	3,100	132,294
Tokyo Electric Power Co Holdings, Inc. †	437,300	1,851,983
Tokyu Fudosan Holdings Corp.	12,883	80,371
Toyota Motor Corp.	16,178	797,552
West Japan Railway Co.	3,700	234,481
Yamaha Corp.	29,800	803,212
Yamazaki Baking Co. Ltd.	28,000	781,695
Yokogawa Electric Corp.	9,200	103,749

		76,227,458

Netherlands - 4.5%
ASML Holding NV	9,553	940,380
Heineken NV	7,605	697,545
ING Groep NV CVA	120,945	1,251,286
Koninklijke Ahold NV	115,956	2,560,607
NN Group NV	96,067	2,644,573
Randstad Holding NV	31,064	1,242,280
Royal Dutch Shell plc, Class A	91,614	2,516,194
Royal Dutch Shell plc, Class B	113,163	3,126,534
Wolters Kluwer NV	57,809	2,340,757

		17,320,156

Singapore - 0.6%
Ascendas REIT	60,437	111,852
CapitaLand Commercial Trust Ltd. REIT	121,300	133,415
CapitaLand Mall Trust REIT	71,294	113,359
ComfortDelGro Corp. Ltd.	135,400	278,062
Genting Singapore plc	414,100	224,631
Global Logistic Properties Ltd.	224,900	303,626
Sembcorp Industries Ltd.	29,317	62,084
Singapore Airlines Ltd.	49,100	389,899
Singapore Exchange Ltd.	25,572	145,666
Singapore Technologies Engineering Ltd.	45,565	107,255
Singapore Telecommunications Ltd.	48,400	149,489
Wilmar International Ltd.	89,400	217,627

		2,236,965

	SHARES	VALUE (Note 4)
South Africa - 0.7%
Investec plc	170,507	$1,059,831
Mondi plc	86,030	1,610,695

		2,670,526

Spain - 2.4%
ACS Actividades de Construccion y Servicios SA	69,739	1,912,884
Banco Santander SA	572,205	2,220,543
Bankia SA	285,585	207,897
Endesa SA	106,467	2,136,313
Iberdrola SA	365,178	2,491,087
Repsol SA	17,713	227,061

		9,195,785

Sweden - 2.9%
Boliden AB	72,620	1,419,292
Electrolux AB, Series B	72,776	1,984,226
Husqvarna AB, Class B	18,647	138,854
Investor AB, Class B	9,454	317,615
Skanska AB, Class B	26,824	561,667
Svenska Cellulosa AB SCA, Class B	98,118	3,152,597
Swedish Match AB	84,029	2,932,454
Telefonaktiebolaget LM Ericsson, Class B	83,473	641,286

		11,147,991

Switzerland - 9.0%
Actelion Ltd. †	2,873	483,806
Adecco Group AG	35,817	1,806,541
Aryzta AG †	10,110	373,624
Coca-Cola HBC AG †	41,862	847,057
Galenica AG	978	1,318,422
Glencore plc †	682,706	1,407,140
Lonza Group AG †	23,201	3,853,959
Nestle SA	103,843	8,045,583
Novartis AG	46,654	3,850,754
Roche Holding AG	27,577	7,277,014
Sika AG	35	146,757
Swiss Life Holding AG †	8,896	2,055,847
Swiss Re AG	23,697	2,069,706
Syngenta AG	2,535	973,056
Wolseley plc	3,330	172,439

		34,681,705

United Kingdom - 12.8%
3i Group plc	29,271	214,764
ARM Holdings plc	38,553	585,610
AstraZeneca plc	16,242	971,004
Barclays plc	929,260	1,728,318
Barratt Developments plc	81,039	440,368
Berkeley Group Holdings plc	11,841	399,843
BP plc	557,258	3,261,920
British American Tobacco plc	36,800	2,385,709
British Land Co. plc (The) REIT	28,168	228,704
BT Group plc	312,885	1,719,803
Diageo plc	19,536	545,751
Direct Line Insurance Group plc	160,687	742,881
Fiat Chrysler Automobiles NV	88,702	546,002
GlaxoSmithKline plc	73,211	1,572,207

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
United Kingdom - 12.8% (continued)
Hammerson plc REIT	14,096	$101,528
HSBC Holdings plc	469,975	2,911,755
ICAP plc	136,717	769,266
Imperial Brands plc	90,751	4,921,679
International Consolidated Airlines Group SA	320,526	1,587,014
Johnson Matthey plc	10,753	403,315
Kingfisher plc	301,557	1,295,213
Land Securities Group plc REIT	22,984	319,833
London Stock Exchange Group plc	8,751	297,346
Marks & Spencer Group plc	44,806	191,883
Pearson plc	13,508	175,714
Persimmon plc	130,003	2,520,979
Randgold Resources Ltd.	1,836	206,031
Reckitt Benckiser Group plc	18,692	1,874,278
RELX plc	31,122	573,094
Rio Tinto Ltd.	12,593	435,599
Rio Tinto plc	44,122	1,370,718
Royal Mail plc	220,270	1,479,894
SABMiller plc	26,610	1,551,872
Sage Group plc (The)	171,242	1,480,141
Sky plc	91,669	1,041,676
Sports Direct International plc †	85,164	364,643
Taylor Wimpey plc	1,021,676	1,812,541
Travis Perkins plc	3,942	77,775
Unilever plc	37,592	1,801,227
Vodafone Group plc	267,256	814,826
Weir Group plc (The)	15,668	302,603
William Hill plc	406,495	1,400,192
WPP plc	82,356	1,716,415

		49,141,934

TOTAL COMMON STOCKS (cost $335,799,662)		325,869,811

PREFERRED STOCKS - 0.1%

Germany - 0.1%
Henkel AG & Co. KGaA	3,086	377,142
Porsche Automobil Holding SE	4,664	215,579

TOTAL PREFERRED STOCKS (cost $702,201)		592,721

RIGHTS - 0.0% (c)

Spain - 0.0% (c)
ACS Actividades de Construccion y Servicios SA †
(cost $49,473)	69,739	48,990

SHORT-TERM INVESTMENTS - 10.9%

Investment Companies - 10.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.246% (d)(e)	40,674,968	40,674,968
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.230% (d)(e)	1,170,000	1,170,000

TOTAL SHORT-TERM INVESTMENTS
(cost $41,844,968)		$41,844,968

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 95.7%
(cost $378,396,304)		368,356,490

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3% (f)		16,480,087

NET ASSETS - 100.0%		$384,836,577

†	Non-income producing security.
(a)	Security fair valued as of June 30, 2016 using procedures approved by the Board of Trustees. The total value of positions fair valued was $7,955 or 0.0% of total net assets.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents less than 0.05% of net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	A portion of the security is pledged as collateral to the brokers for forward foreign currency and swap contracts.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$37,399,632	9.7%
Consumer Staples	43,315,717	11.3
Energy	11,856,885	3.1
Financials	66,480,037	17.2
Health Care	49,117,163	12.7
Industrials	41,232,550	10.7
Information Technology	21,070,889	5.5
Materials	23,020,716	6.0
Telecommunication Services	18,164,704	4.7
Utilities	14,853,229	3.9
Short-Term Investments	41,844,968	10.9

Total Investments In Securities, At Value	368,356,490	95.7
Other Assets in Excess of Liabilities (f)	16,480,087	4.3

Net Assets	$384,836,577	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Total return swap contracts outstanding as of June 30, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	Hang Seng Index July Futures	07/2016	HKD	28,998,877	$177,127
GSIN	Swiss Market Index September Futures	09/2016	CHF	(3,126,733)	(150,193)

					$26,934

Open futures contracts outstanding at June 30, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
20	BARC	Amsterdam Index Futures	07/2016	$1,930,013	$1,932,297	$2,284
249	BARC	CAC40 Index Futures	07/2016	11,579,653	11,699,717	120,064
84	BARC	DAX Index Futures	09/2016	22,448,042	22,532,197	84,155
73	BARC	FTSE 100 Index Futures	09/2016	5,900,245	6,241,466	341,221
53	BARC	FTSE/MIB Index Futures	09/2016	4,834,926	4,761,510	(73,416)
1	BARC	Hang Seng Index Futures	07/2016	128,837	135,001	6,164
101	BARC	MSCI Singapore Index Futures	07/2016	2,282,751	2,378,984	96,233
210	BARC	TOPIX Index Futures	09/2016	26,745,982	25,328,524	(1,417,458)

				75,850,449	75,009,696	(840,753)

Short Contracts:
3	BARC	IBEX 35 Index Futures	07/2016	$(268,087)	$(270,578)	$(2,491)
604	BARC	OMXS30 Index Futures	07/2016	(9,176,693)	(9,412,625)	(235,932)
168	BARC	SPI 200 Index Futures	09/2016	(16,008,993)	(16,213,095)	(204,102)

				(25,453,773)	(25,896,298)	(442,525)

				$50,396,676	$49,113,398	$(1,283,278)

Forward foreign currency exchange contracts outstanding as of June 30, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/16	CITI	AUD	498,200	$366,979	$370,484	$3,505
Australian Dollar, Expiring 09/21/16	JPMC	AUD	616,800	455,392	458,681	3,289
Swiss Franc, Expiring 09/21/16	CITI	CHF	640,200	667,013	658,626	(8,387)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Swiss Franc, Expiring 09/21/16	JPMC	CHF	199,800	$205,256	$205,550	$294
Danish Krone, Expiring 09/21/16	CITI	DKK	6,181,000	934,207	925,021	(9,186)
Euro, Expiring 09/21/16	CITI	EUR	13,628,360	15,322,146	15,168,323	(153,823)
Euro, Expiring 09/21/16	JPMC	EUR	15,734,040	17,653,664	17,511,939	(141,725)
British Pound, Expiring 09/21/16	CITI	GBP	6,999,800	9,950,115	9,325,679	(624,436)
British Pound, Expiring 09/21/16	JPMC	GBP	8,554,200	12,060,951	11,396,572	(664,379)
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	19,501,000	2,515,211	2,516,068	857
Hong Kong Dollar, Expiring 09/21/16	JPMC	HKD	4,131,000	532,590	532,993	403
Israeli Shekel, Expiring 09/21/16	CITI	ILS	5,171,600	1,351,109	1,342,537	(8,572)
Israeli Shekel, Expiring 09/21/16	JPMC	ILS	6,764,400	1,768,778	1,756,025	(12,753)
Japanese Yen, Expiring 09/21/16	CITI	JPY	2,865,500,520	26,358,794	27,824,941	1,466,147
Japanese Yen, Expiring 09/21/16	JPMC	JPY	4,224,473,280	38,827,488	41,021,009	2,193,521
New Zealand Dollar, Expiring 09/21/16	CITI	NZD	20,001,400	13,770,791	14,223,435	452,644
New Zealand Dollar, Expiring 09/21/16	JPMC	NZD	22,851,600	15,551,394	16,250,274	698,880
Swedish Krona, Expiring 09/21/16	CITI	SEK	26,440,400	3,188,500	3,136,022	(52,478)
Swedish Krona, Expiring 09/21/16	JPMC	SEK	34,569,600	4,176,754	4,100,204	(76,550)
Singapore Dollar, Expiring 09/21/16	CITI	SGD	2,148,520	1,565,717	1,593,590	27,873
Singapore Dollar, Expiring 09/21/16	JPMC	SGD	2,622,780	1,903,960	1,945,356	41,396

				$169,126,809	$172,263,329	$3,136,520

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/16	CITI	AUD	(3,454,760)	$(2,488,864)	$(2,569,119)	$(80,255)
Australian Dollar, Expiring 09/21/16	JPMC	AUD	(5,182,140)	(3,733,293)	(3,853,677)	(120,384)
Swiss Franc, Expiring 09/21/16	CITI	CHF	(12,110,320)	(12,336,205)	(12,458,866)	(122,661)
Swiss Franc, Expiring 09/21/16	JPMC	CHF	(16,779,480)	(17,064,664)	(17,262,407)	(197,743)
Danish Krone, Expiring 09/21/16	CITI	DKK	(5,093,000)	(771,365)	(762,196)	9,169

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Danish Krone, Expiring 09/21/16	JPMC	DKK	(1,395,000)	$(210,570)	$(208,770)	$1,800
Euro, Expiring 09/21/16	CITI	EUR	(9,182,000)	(10,316,382)	(10,219,538)	96,844
Euro, Expiring 09/21/16	JPMC	EUR	(13,110,000)	(14,732,644)	(14,591,390)	141,254
British Pound, Expiring 09/21/16	CITI	GBP	(10,611,080)	(15,564,051)	(14,136,908)	1,427,143
British Pound, Expiring 09/21/16	JPMC	GBP	(15,490,620)	(22,745,429)	(20,637,811)	2,107,618
Hong Kong Dollar, Expiring 09/21/16	CITI	HKD	(3,607,000)	(465,316)	(465,383)	(67)
Hong Kong Dollar, Expiring 09/21/16	JPMC	HKD	(2,499,000)	(322,299)	(322,427)	(128)
Israeli Shekel, Expiring 09/21/16	CITI	ILS	(644,000)	(167,279)	(167,183)	96
Israeli Shekel, Expiring 09/21/16	JPMC	ILS	(222,000)	(57,510)	(57,630)	(120)
Japanese Yen, Expiring 09/21/16	CITI	JPY	(932,763,200)	(9,025,259)	(9,057,434)	(32,175)
Japanese Yen, Expiring 09/21/16	JPMC	JPY	(835,405,800)	(8,035,080)	(8,112,062)	(76,982)
Swedish Krona, Expiring 09/21/16	CITI	SEK	(23,333,000)	(2,816,353)	(2,767,463)	48,890
Swedish Krona, Expiring 09/21/16	JPMC	SEK	(21,774,000)	(2,620,645)	(2,582,554)	38,091
Singapore Dollar, Expiring 09/21/16	CITI	SGD	(1,516,400)	(1,119,633)	(1,124,735)	(5,102)
Singapore Dollar, Expiring 09/21/16	JPMC	SGD	(102,600)	(75,750)	(76,100)	(350)

				(124,668,591)	(121,433,653)	3,234,938

				$44,458,218	$50,829,676	$6,371,458

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$9,760,179	$9,760,179

CITI
Cash	(2,470,000)	—	(2,470,000)

GSIN
Investment Companies	1,170,000	—	1,170,000

JPMC
Cash	(1,050,000)	—	(1,050,000)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2016 (Unaudited)

The following abbreviations are used for counterparty descriptions:

BARC - Barclays Capital, Inc.

CITI - Citibank NA

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank NA

JPMS - J.P. Morgan Securities LLC

See notes to Schedule of Investments.

Notes to Schedules of Investments	June 30, 2016 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2016, the Trust consists of thirty-three active series, twenty of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund. The remaining active series, which have a fiscal year-end of December 31st, are reported in a separate book. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR Global Equity Fund and AQR International Equity Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund is to seek total return. The investment objective for AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund is to seek long-term after-tax capital appreciation.

Each Fund offers Class I, N and R6 shares. On April 1, 2016 and May 9, 2016, AQR International Equity Fund and AQR Global Equity Fund closed Class Y shares, respectively.

2. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives.

Notes to Schedules of Investments	June 30, 2016 (Unaudited)

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

3. Securities and Other Investments

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of the entire margin owed to the Funds, potentially resulting in a loss. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability. An up-front payment made by a Fund is recorded as an asset. Up-front payments are amortized over the term of the contract. Periodic payments received (paid) by a Fund are recorded as realized gains (losses).

The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly, including: market risk related to unfavorable changes in interest rates or in the price(s) of the underlying security(ies); credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Funds to close out their position(s).

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation) on swap contracts. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The

Notes to Schedules of Investments	June 30, 2016 (Unaudited)

use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash valued at 102% to 105% of the market value of the securities on loan. The Funds invest cash collateral in money market funds as indicated on the Schedule of Investments. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. Loans are subject to termination by the Funds or the borrower at any time. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. This amount is recorded as Securities lending income. Certain of the securities on loan may have been sold prior to the close of the reporting period.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for exchange-traded and centrally cleared derivatives on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on exchange-traded and centrally cleared derivatives. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

Notes to Schedules of Investments	June 30, 2016 (Unaudited)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (“the Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser, subject to Board oversight. The Adviser has established a Valuation Committee (the “VC”) whose function is to administer, implement and oversee the continual appropriateness of valuation methods applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Notes to Schedules of Investments	June 30, 2016 (Unaudited)

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market in which each security trades and are therefore considered Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore considered Level 2. In addition, equities traded outside of the Western Hemisphere are also considered Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depository Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time the Funds calculate their net asset value.

Fixed income securities and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in less than 60 days are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Notes to Schedules of Investments	June 30, 2016 (Unaudited)

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of estimated future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Notes to Schedules of Investments	June 30, 2016 (Unaudited)

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:

AQR LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,329,725,489	$—	$—	$1,329,725,489
Short-Term Investment	—	44,429,271	—	44,429,271
Futures Contracts*	81,579	—	—	81,579

Total Assets	$1,329,807,068	$44,429,271	$—	$1,374,236,339

AQR SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$653,935,838	$—	$—	$653,935,838
Securities Lending Collateral	—	58,676,315	—	58,676,315
Short-Term Investment	—	23,735,164	—	23,735,164

Total Assets	$653,935,838	$82,411,479	$—	$736,347,317

LIABILITIES
Futures Contracts*	$(146,801)	$—	$—	$(146,801)

Total Liabilities	$(146,801)	$—	$—	$(146,801)

AQR INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$27,589,201	$295,952,345	$—	$323,541,546
Preferred Stock†	—	537,482	—	537,482
Short-Term Investment	—	12,153,335	—	12,153,335

Total Assets	$27,589,201	$308,643,162	$—	$336,232,363

LIABILITIES
Futures Contracts*	$(58,514)	$—	$—	$(58,514)

Total Liabilities	$(58,514)	$—	$—	$(58,514)

AQR EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$69,139,724	$152,198,172	$—	$221,337,896
Preferred Stocks†	3,564,358	—	—	3,564,358
Securities Lending Collateral	—	4,150,731	—	4,150,731
Short-Term Investment	—	5,770,206	—	5,770,206
Futures Contracts*	130,308	—	—	130,308

Total Assets	$72,834,390	$162,119,109	$—	$234,953,499

AQR TM LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$111,970,682	$—	$—	$111,970,682
Exchange-Traded Funds	3,618,583	—	—	3,618,583
Short-Term Investments	—	2,107,562	—	2,107,562

Total Assets	$115,589,265	$2,107,562	$—	$117,696,827

AQR TM SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$15,369,630	$—	$—	$15,369,630
Exchange-Traded Fund	175,444	—	—	175,444
Securities Lending Collateral	—	2,242,399	—	2,242,399
Short-Term Investment	—	39,269	—	39,269

Total Assets	$15,545,074	$2,281,668	$—	$17,826,742

Notes to Schedules of Investments	June 30, 2016 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$10,295,870	$109,257,203	$—		$119,553,073
Preferred Stocks†	—	157,529	—		157,529
Short-Term Investments	—	4,039,423	—		4,039,423

Total Assets	$10,295,870	$113,454,155	$—		$123,750,025

LIABILITIES
Futures Contracts*	$(4,012)	$—	$—		$(4,012)

Total Liabilities	$(4,012)	$—	$—		$(4,012)

AQR TM EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$76,671,883	$169,229,215	$—		$245,901,098
Preferred Stocks†	4,958,978	—	—		4,958,978
Securities Lending Collateral	—	3,705,279	—		3,705,279
Short-Term Investments	—	7,002,731	—		7,002,731
Futures Contracts*	104,998	—	—		104,998

Total Assets	$81,735,859	$179,937,225	$—		$261,673,084

AQR LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$976,498,802	$—	$—		$976,498,802
Short-Term Investments	—	7,433,067	—		7,433,067
Futures Contracts*	91,701	—	—		91,701

Total Assets	$976,590,503	$7,433,067	$—		$984,023,570

AQR SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$309,504,204	$—	$—	(a)	$309,504,204
Rights	—	—	8,071		8,071
Securities Lending Collateral	—	24,380,784	—		24,380,784
Short-Term Investments	—	7,153,490	—		7,153,490
Warrants	—	—	—	(a)	— (a)

Total Assets	$309,504,204	$31,534,274	$8,071		$341,046,549

LIABILITIES
Futures Contracts*	$(28,308)	$—	$—		$(28,308)

Total Liabilities	$(28,308)	$—	$—		$(28,308)

AQR INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$43,375,887	$290,006,558	$31,208		$333,413,653
Short-Term Investments	—	1,353,141	—		1,353,141
Forward Foreign Currency Exchange Contracts*	—	27,312	—		27,312

Total Assets	$43,375,887	$291,387,011	$31,208		$334,794,106

LIABILITIES
Futures Contracts*	$(36,689)	$—	$—		$(36,689)

Total Liabilities	$(36,689)	$—	$—		$(36,689)

Notes to Schedules of Investments	June 30, 2016 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$2,575,699	$7,330,438	$—	(a)	$9,906,137
Exchange-Traded Funds	228,666	—	—		228,666
Preferred Stocks†	70,799	—	—		70,799
Securities Lending Collateral	—	150,609	—		150,609
Short-Term Investments	—	66,199	—		66,199
Forward Foreign Currency Exchange Contracts*	—	152	—		152

Total Assets	$2,875,164	$7,547,398	$—	(a)	$10,422,562

AQR TM LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$142,248,942	$—	$—		$142,248,942
Short-Term Investments	—	3,433,403	—		3,433,403
Futures Contracts*	16,893	—	—		16,893

Total Assets	$142,265,835	$3,433,403	$—		$145,699,238

AQR TM SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$29,427,646	$—	$—		$29,427,646
Exchange-Traded Funds	496,556	—	—		496,556
Securities Lending Collateral	—	2,031,304	—		2,031,304
Short-Term Investments	—	389,617	—		389,617

Total Assets	$29,924,202	$2,420,921	$—		$32,345,123

AQR TM INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$11,002,351	$75,641,865	$1,087		$86,645,303
Short-Term Investments	—	4,848,340	—		4,848,340
Forward Foreign Currency Exchange Contracts*	—	16,930	—		16,930

Total Assets	$11,002,351	$80,507,135	$1,087		$91,510,573

LIABILITIES
Futures Contracts*	$(449)	$—	$—		$(449)

Total Liabilities	$(449)	$—	$—		$(449)

AQR LARGE CAP DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$726,708,400	$—	$—		$726,708,400
Short-Term Investments	—	83,667,745	—		83,667,745
Futures Contracts*	1,387,105	—	—		1,387,105

Total Assets	$728,095,505	$83,667,745	$—		$811,763,250

AQR INTERNATIONAL DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$7,243,420	$84,056,392	$—		$91,299,812
Preferred Stocks†	—	567,517	—		567,517
Short-Term Investments	—	6,108,627	—		6,108,627
Futures Contracts*	54,387	—	—		54,387

Total Assets	$7,297,807	$90,732,536	$—		$98,030,343

Notes to Schedules of Investments	June 30, 2016 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$11,355,833	$32,276,900	$4,112	$43,636,845
Preferred Stocks†	58,039	—	—	58,039
Securities Lending Collateral	—	2,274,215	—	2,274,215
Short-Term Investments	—	2,746,226	—	2,746,226
Futures Contracts*	35,037	—	—	35,037

Total Assets	$11,448,909	$37,297,341	$4,112	$48,750,362

AQR GLOBAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$76,939,042	$44,958,110	$5,346	$121,902,498
Preferred Stocks†	—	39,982	—	39,982
Rights†	—	12,160	—	12,160
Short-Term Investments	—	8,952,868	—	8,952,868
Forward Foreign Currency Exchange Contracts*	—	2,586,684	—	2,586,684
Total Return Swap Contracts*	—	74,019	—	74,019

Total Assets	$76,939,042	$56,623,823	$5,346	$133,568,211

LIABILITIES
Futures Contracts*	$(325,836)	$—	$—	$(325,836)
Forward Foreign Currency Exchange Contracts*	—	(516,028)	—	(516,028)
Total Return Swap Contracts*	—	(52,530)	—	(52,530)

Total Liabilities	$(325,836)	$(568,558)	$—	$(894,394)

AQR INTERNATIONAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$325,861,856	$7,955	$325,869,811
Preferred Stocks†	—	592,721	—	592,721
Rights†	—	48,990	—	48,990
Short-Term Investments	—	41,844,968	—	41,844,968
Forward Foreign Currency Exchange Contracts*	—	8,759,714	—	8,759,714
Total Return Swap Contracts*	—	177,127	—	177,127

Total Assets	$—	$377,285,376	$7,955	$377,293,331

LIABILITIES
Futures Contracts*	$(1,283,278)	$—	$—	$(1,283,278)
Forward Foreign Currency Exchange Contracts*	—	(2,388,256)	—	(2,388,256)
Total Return Swap Contracts*	—	(150,193)	—	(150,193)

Total Liabilities	$(1,283,278)	$(2,538,449)	$—	$(3,821,727)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of, or increase in, available market inputs to determine price. During the period ended June 30, 2016, the amount of securities transferred from Level 2 into Level 1 for AQR Global Equity Fund was $375,244. The amount of investments transferred between Level 1 and Level 2 for the AQR TM Large Cap Momentum Style Fund is considered quantitatively insignificant. There were no transfers of investments between levels for any of the remaining Funds.

Notes to Schedules of Investments	June 30, 2016 (Unaudited)

At June 30, 2016, all of the investments classified within Level 3 of the fair value hierarchy held by the AQR Emerging Multi-Style Fund and AQR Emerging Momentum Style Fund are valued by pricing vendors or brokers. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events. There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund.

The following table includes a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:

AQR EMERGING MULTI-STYLE FUND	COMMON STOCKS
Balance as of September 30, 2015	$13,254
Accrued discounts/(premiums)	—
Realized gain/(loss)	(6,508)
Change in unrealized appreciation/(depreciation)	(29)
Purchases1	—
Sales2	(6,717)
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of June 30, 2016	$—
Change in Unrealized appreciation/(depreciation) for securities still held at June 30, 2016	$—

AQR EMERGING MOMENTUM STYLE FUND	COMMON STOCKS
Balance as of September 30, 2015	$56,058
Accrued discounts/(premiums)	—
Realized gain/(loss)	(21,499)
Change in unrealized appreciation/(depreciation)	(11,484)
Purchases1	—
Sales2	(23,075)
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of June 30, 2016	$— (a)
Change in Unrealized appreciation/(depreciation) for securities still held at June 30, 2016	$(14,414)

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)	Security has zero value.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

Notes to Schedules of Investments	June 30, 2016 (Unaudited)

5. Federal Income Tax Matters

At June 30, 2016, the cost of security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)

AQR Large Cap Multi-Style Fund	$1,329,217,506	$93,140,220	$(48,202,966)	$44,937,254

AQR Small Cap Multi-Style Fund	698,199,304	59,394,575	(21,246,562)	38,148,013

AQR International Multi-Style Fund	350,324,669	16,357,016	(30,449,322)	(14,092,306)

AQR Emerging Multi-Style Fund	233,841,686	12,788,591	(11,807,086)	981,505

AQR TM Large Cap Multi-Style Fund	115,796,496	5,618,893	(3,718,562)	1,900,331

AQR TM Small Cap Multi-Style Fund	17,022,871	1,344,406	(540,535)	803,871

AQR TM International Multi-Style Fund	128,028,179	4,924,807	(9,202,961)	(4,278,154)

AQR TM Emerging Multi-Style Fund	251,814,029	17,268,488	(7,514,431)	9,754,057

AQR Large Cap Momentum Style Fund	835,796,476	156,197,051	(8,061,658)	148,135,393

AQR Small Cap Momentum Style Fund	289,722,705	59,212,677	(7,888,833)	51,323,844

AQR International Momentum Style Fund	306,633,487	36,741,552	(8,608,245)	28,133,307

AQR Emerging Momentum Style Fund	9,661,687	1,127,605	(366,882)	760,723

AQR TM Large Cap Momentum Style Fund	126,350,854	21,402,203	(2,070,712)	19,331,491

AQR TM Small Cap Momentum Style Fund	29,325,998	4,440,723	(1,421,598)	3,019,125

AQR TM International Momentum Style Fund	87,419,362	8,409,659	(4,335,378)	4,074,281

AQR Large Cap Defensive Style Fund	729,054,934	89,021,427	(7,700,216)	81,321,211

AQR International Defensive Style Fund	95,645,147	6,427,433	(4,096,624)	2,330,809

AQR Emerging Defensive Style Fund	49,204,974	3,142,843	(3,632,492)	(489,649)

AQR Global Equity Fund	124,678,098	14,979,127	(8,749,717)	6,229,410

AQR International Equity Fund	379,280,127	24,774,603	(35,698,240)	(10,923,637)

Statement refreshed on Tue Jul 26 11:36:39 EDT 2016

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

Notes to Schedules of Investments	June 30, 2016 (Unaudited)

6. Derivative Instruments and Activities

Certain funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts held at June 30, 2016, are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period ended June 30, 2016 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$81,579	$—	$—	$—	$—	$—
AQR Small Cap Multi-Style Fund	—	—	—	146,801	—	—
AQR International Multi-Style Fund	—	—	—	58,514	—	—
AQR Emerging Multi-Style Fund	130,308	—	—	—	—	—
AQR TM International Multi-Style Fund	—	—	—	4,012	—	—
AQR TM Emerging Multi-Style Fund	104,998	—	—	—	—	—
AQR Large Cap Momentum Style Fund	91,701	—	—	—	—	—
AQR Small Cap Momentum Style Fund	—	—	—	28,308	—	—
AQR International Momentum Style Fund	—	—	—	36,689	—	—
AQR TM Large Cap Momentum Style Fund	16,893	—	—	—	—	—
AQR TM International Momentum Style Fund	—	—	—	449	—	—
AQR Large Cap Defensive Style Fund	1,387,105	—	—	—	—	—
AQR International Defensive Style Fund	54,387	—	—	—	—	—
AQR Emerging Defensive Style Fund	35,037	—	—	—	—	—
AQR Global Equity Fund	176,953	74,019	—	502,789	52,530	—
AQR International Equity Fund	650,121	177,127	—	1,933,399	150,193	—

Foreign Exchange Rate Risk Exposure:
AQR International Momentum Style Fund	—	—	27,312	—	—	—
AQR Emerging Momentum Style Fund	—	—	152	—	—	—
AQR TM International Momentum Style Fund	—	—	16,930	—	—	—
AQR Global Equity Fund	—	—	2,586,684	—	—	516,028
AQR International Equity Fund	—	—	8,759,714	—	—	2,388,256

Netting:
AQR Global Equity Fund	(176,953)	(52,530)	(516,028)	(176,953)	(52,530)	(516,028)
AQR International Equity Fund	(650,121)	(150,193)	(2,388,256)	(650,121)	(150,193)	(2,388,256)

Net Fair Value of Derivative Contracts:
AQR Large Cap Multi-Style Fund	81,579	—	—	—	—	—
AQR Small Cap Multi-Style Fund	—	—	—	146,801	—	—
AQR International Multi-Style Fund	—	—	—	58,514	—	—
AQR Emerging Multi-Style Fund	130,308	—	—	—	—	—
AQR TM International Multi-Style Fund	—	—	—	4,012	—	—
AQR TM Emerging Multi-Style Fund	104,998	—	—	—	—	—
AQR Large Cap Momentum Style Fund	91,701	—	—	—	—	—
AQR Small Cap Momentum Style Fund	—	—	—	28,308	—	—
AQR International Momentum Style Fund	—	—	27,312	36,689	—	—
AQR Emerging Momentum Style Fund	—	—	152	—	—	—
AQR TM Large Cap Momentum Style Fund	16,893	—	—	—	—	—
AQR TM International Momentum Style Fund	—	—	16,930	449	—	—
AQR Large Cap Defensive Style Fund	1,387,105	—	—	—	—	—
AQR International Defensive Style Fund	54,387	—	—	—	—	—
AQR Emerging Defensive Style Fund	35,037	—	—	—	—	—
AQR Global Equity Fund	—	21,489	2,070,656	325,836	—	—
AQR International Equity Fund	—	26,934	6,371,458	1,283,278	—	—

*	May include cumulative appreciation (depreciation) of exchange-traded and centrally cleared derivatives as reported in the Schedules of Investments.

Notes to Schedules of Investments	June 30, 2016 (Unaudited)

7. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

Notes to Schedules of Investments	June 30, 2016 (Unaudited)

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

8. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
August 25, 2016

BY: /S/ HEATHER BONNER
Heather Bonner
Principal Financial Officer
August 25, 2016